UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240 (Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/07

Date of reporting period:	03/31/07

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

March 31, 2007

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Short-Term Bond	2
US Government Securities	8
Asset Allocation	11
Equity Income	18
Growth & Income	23
Growth	29
Aggressive Opportunities	34
International	39
Core Bond Index	46
500 Stock Index	61
Broad Market Index	68
Mid/Small Company Index	96
Overseas Equity Index	121
Model Portfolio Savings Oriented	134
Model Portfolio Conservative Growth	135
Model Portfolio Traditional Growth	136
Model Portfolio Long-Term Growth	137
Model Portfolio All-Equity Growth	138
Milestone Retirement Income	139
Milestone 2010	140
Milestone 2015	141
Milestone 2020	142
Milestone 2025	143
Milestone 2030	144
Milestone 2035	145
Milestone 2040	146

Notes to the Schedules of Investments	147

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $241,798,341)	241,798,341	$241,798,341
TOTAL INVESTMENTS—99.3%
(Cost $241,798,341)		241,798,341
Other assets less liabilities—0.7%		1,699,178
NET ASSETS—100.0%		$243,497,519

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—24.7%
Automotive—0.1%
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		$729,000	$720,678
Banking—14.6%
AIG SunAmerica Global Financing VII, Senior Note, 144A
5.850%	08/01/2008	*	700,000	705,137
American Express Centurion Bank, Note
5.480%	12/17/2009	#	2,410,000	2,417,331
Bank of America Corporation, Subordinated Note
6.625%	10/15/2007		5,000,000	5,028,380
Bank of America Corporation, Subordinated Note
6.600%	05/15/2010		400,000	418,066
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		930,000	937,014
Bank One NA, Note
3.700%	01/15/2008		2,500,000	2,472,477
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	371,809
CIT Group, Inc., Note, (MTN)
5.480%	08/17/2009	#	3,200,000	3,203,613
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,012,654
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,905,396
Citigroup, Inc., Note
6.200%	03/15/2009		7,915,000	8,083,146
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,095,629
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,469,615
General Electric Capital Corp., Note, (MTN)
4.875%	10/21/2010		5,810,000	5,784,163
Household Finance Corporation, Note
6.400%	06/17/2008		6,000,000	6,079,248
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,016,004
Inter-American Development Bank, Note (Supra National)
6.375%	10/22/2007		2,136,000	2,148,995
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,915,948
Kreditanstalt fuer Wiederaufbau, Note (Germany)
4.875%	10/19/2009		2,975,000	2,981,694
Santander US Debt SA Unipersonal, Senior Note, 144A (Spain)
5.408%	11/20/2009	*#	2,500,000	2,502,662
SLM Corporation, Note, (MTN)
4.000%	01/15/2009		3,175,000	3,118,323
SLM Corporation, Note, (MTN)
3.625%	03/17/2008		7,890,000	7,766,245
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		6,500,000	6,998,205
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,520,452
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,543,004
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	978,983
				91,474,193
Beverages, Food & Tobacco—0.2%
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		$1,275,000	$1,335,562
Computer Software & Processing—0.2%
Unisys Corp., Senior Note
6.875%	03/15/2010	†	1,390,000	1,396,950
Computers & Information—0.4%
Hewlett-Packard Co., Note
5.485%	05/22/2009	#	2,500,000	2,503,597
Electric Utilities—0.1%
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		521,000	533,374
Financial Services—3.4%
ASIF Global Financing, Senior Note 144A
3.850%	11/26/2007	*	380,000	376,402
Ford Motor Credit Company, Note
7.250%	10/25/2011		785,000	763,669
Hutchison Whampoa International 03/33 Ltd., Guaranteed Note, 144A (Cayman Islands)
5.450%	11/24/2010	*	1,500,000	1,512,776
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,526,975
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	*	2,750,000	2,747,954
Principal Life Global Funding I, Note, 144A
3.625%	04/30/2008	*	550,000	538,635
Principal Life Global Funding I, Note, 144A, (MTN)
2.800%	06/26/2008	*	4,500,000	4,361,990
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		2,760,000	2,742,902
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,924,916
				21,496,219
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008	†	1,260,000	1,294,650
Insurance—0.5%
American International Group, Inc., Note
4.700%	10/01/2010		2,040,000	2,015,077
ASIF Global Financing, Senior Note, 144A
3.900%	10/22/2008	*	1,220,000	1,197,262
				3,212,339
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,328,250
Media—Broadcasting & Publishing—0.9%
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		750,000	727,388
Echostar DBS Corporation, Note
5.750%	10/01/2008		1,345,000	1,350,044
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,385,266
				5,462,698
Oil & Gas—0.5%
Pemex Project Funding Master Trust, Note
7.875%	02/01/2009		2,900,000	3,030,500
Pharmaceuticals—0.2%
Abbott Laboratories, Note
5.375%	05/15/2009		1,050,000	1,058,063

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telephone Systems—2.6%
America Movil SA de CV, Senior Note, 144A (Mexico)
5.448%	06/27/2008	*#	$1,565,000	$1,566,956
Ameritech Capital Funding, Note
6.250%	05/18/2009		1,570,000	1,593,316
BellSouth Corp., Note
4.200%	09/15/2009		3,150,000	3,086,244
SBC Communications, Inc., Global Note
4.125%	09/15/2009		5,505,000	5,384,193
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		1,550,000	1,583,995
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,912,545
				16,127,249
Transportation—0.6%
CSX Corporation, Note
6.250%	10/15/2008		2,500,000	2,531,490
Royal Caribbean Cruises Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,317,608
				3,849,098
TOTAL CORPORATE OBLIGATIONS
(Cost $154,861,045)				154,823,420

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.0%
U.S. Government Agencies—0.7%
Federal Home Loan Bank
5.170%	04/11/2007		350,000	349,447
Federal National Mortgage Association
5.797%	10/01/2036	#	3,859,809	3,895,058
				4,244,505
U.S. Government Agencies—Mortgage Backed—7.3%
Federal Home Loan Mortgage Corporation
5.713%	11/01/2036	#	8,619,825	8,687,645
5.390%	03/01/2036	#	4,784,519	4,812,481
4.387%	10/01/2034	#	5,411,503	5,353,410
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		2,516,653	2,489,279
Federal National Mortgage Association
5.582%	12/01/2036		5,778,106	5,818,610
5.094%	10/01/2034	#	5,168,262	5,188,147
5.084%	09/01/2034	#	594,453	597,106
4.962%	10/01/2034	#	6,649,375	6,654,938
4.904%	09/01/2034	#	488,954	488,094
4.754%	10/01/2034	#	917,978	914,500
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		1,997,388	1,977,672
FHLMC, Series 2891, Class LN
4.250%	06/15/2024		2,969,381	2,932,937
				45,914,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,439,555)				50,159,324

U.S. TREASURY OBLIGATIONS—12.3%
U.S. Treasury Notes—12.3%
U.S. Treasury Note
4.875%	08/15/2009	**	$3,569,000	$3,593,258
4.625%	11/15/2009		20,271,000	20,308,217
4.250%	11/15/2014		42,747,000	41,745,139
3.500%	02/15/2010		11,600,000	11,280,548
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $77,244,155)				76,927,162

SOVEREIGN DEBT OBLIGATIONS—1.4%
Government Issued—1.4%
New Brunswick Province (Canada)
3.500%	10/23/2007		2,678,000	2,653,491
Ontario Electricity Financial Corp. (Canada)
6.100%	01/30/2008		2,949,000	2,968,885
Republic of South Africa (South Africa)
9.125%	05/19/2009	*	2,750,000	2,963,125
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $8,589,643)				8,585,501

ASSET BACKED SECURITIES—24.8%
Automotive—15.1%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		6,100,000	6,056,186
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	*	3,400,000	3,412,558
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.940%	07/15/2012		7,061,000	7,060,854
Carmax Auto Owner Trust, Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	3,023,896
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A3
5.130%	05/15/2011		2,200,000	2,204,553
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4
5.110%	04/15/2014		2,200,000	2,212,410
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		2,727,495	2,714,460
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		800,000	788,332
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		362,703	361,663
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		885,559	881,679
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,561,697
Ford Credit Auto Owner Trust, Series 2005-B, Class A3
4.170%	01/15/2009		2,047,114	2,040,089
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		1,065,000	1,063,752

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Ford Credit Auto Owner Trust, Series 2006-B, Class A2B
5.340%	07/15/2009	#	$2,200,000	$2,201,583
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		4,150,000	4,161,443
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		3,060,000	3,069,359
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4
5.220%	06/15/2013		3,900,000	3,928,850
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,836,988
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		3,192,992	3,179,772
Honda Auto Receivables Owner Trust, Series 2005-3, Class A3
3.870%	04/20/2009		2,395,177	2,379,293
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		3,800,000	3,817,782
Long Beach Auto Receivables Trust, Series 2006-B, Class A3
5.170%	08/15/2011		4,350,000	4,356,016
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		1,632,013	1,618,407
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		3,752,728	3,701,787
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	986,730
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,189,000	3,178,102
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,910,799
USAA Auto Owner Trust, Series 2006-4, Class A2
5.160%	11/16/2009		1,000,000	1,000,245
Wachovia Auto Owner Trust, Series 2004-A, Class A4
3.660%	07/20/2010		1,000,000	994,211
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,555,865
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,514,959
Wachovia Auto Owner Trust, Series 2006-1, Class A4, 144A
5.080%	04/20/2012	*	4,000,000	4,008,232
				94,782,552
Credit Cards—6.4%
Bank One Issuance Trust, Series 2002-3, Class A
3.590%	05/17/2010		3,575,000	3,548,766
Capital One Multi-Asset Execution Trust, Ser. 2003-A4, Class A4
3.650%	07/15/2011		$4,800,000	$4,709,821
Capital One Multi-Asset Execution Trust, Series 2005-A8, Class A
4.400%	08/15/2011		2,150,000	2,132,446
Chase Issuance Trust, Series 2004-9A, Class A
3.220%	06/15/2010		3,000,000	2,969,999
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4
3.200%	08/24/2009		8,000,000	7,938,973
Discover Card Master Trust I, Series 2007-1, Class A
5.330%	08/15/2012		1,950,000	1,950,674
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.080%	09/15/2012		9,100,000	9,143,954
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A
2.750%	10/15/2010		1,500,000	1,462,309
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A
4.200%	09/15/2010		5,000,000	4,956,317
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1
4.900%	07/15/2011		1,100,000	1,099,949
				39,913,208
Equipment—0.8%
GE Dealer Floorplan Master Note Trust, Series 2006-1, Class A
5.330%	04/20/2011	#	5,150,000	5,153,171
Utilities—2.5%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		3,226,951	3,248,472
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		3,772,272	3,792,365
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		107,426	107,536
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,497,076
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		864,018	852,367
				15,497,816
TOTAL ASSET BACKED SECURITIES
(Cost $156,108,538)				155,346,747

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—15.2%
Mortgage Backed—15.2%
Arkle Master Issuer PLC, Series 2006-1, Class 3A, 144A
5.410%	08/17/2011	*#‡	4,000,000	4,000,625
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045		3,030,000	3,003,976
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.193%	01/25/2035	#	4,131,816	4,117,053

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		$5,490,000	$5,372,620
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
6.904%	02/25/2035	#	2,290,531	2,311,811
Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	982,726
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A2
5.017%	08/15/2038		3,950,000	3,935,333
First Horizon Asset Securities, Inc., Series 2005-AR4, Class IIA1
5.340%	10/25/2035		4,730,326	4,734,526
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
4.353%	06/10/2048		4,910,000	4,817,205
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2
5.506%	04/10/2038		2,450,000	2,481,988
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.539%	10/25/2035		4,833,868	4,786,648
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.770%	09/25/2034	#	3,258,718	3,232,149
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.313%	12/19/2035	#	6,249,639	6,276,978
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A2
4.851%	08/15/2042		2,000,000	1,984,095
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		5,800,000	5,710,155
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2
4.821%	04/15/2030		4,900,000	4,869,407
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.728%	12/25/2034	#	4,198,467	4,175,756
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		2,481,054	2,503,414
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.045%	04/25/2034	#	837,239	823,967
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.392%	05/25/2035	#	5,166,648	5,185,579
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
7.222%	10/19/2034	#	786,153	792,583
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.302%	03/25/2044	#	1,096,170	1,069,369
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A-2
5.001%	07/15/2041		4,080,000	4,062,719
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041		5,490,000	5,390,384
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.539%	09/25/2034		$2,065,180	$1,993,356
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034		2,645,376	2,619,993
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.363%	05/25/2035	#	4,151,477	4,120,341
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $95,418,649)				95,354,756

CERTIFICATES OF DEPOSIT—1.4%
Banking—1.4%
Barclays Bank PLC, NY CD
5.325%	04/03/2007
(Cost $9,000,019)			9,000,000	9,000,019

COMMERCIAL PAPER—8.1%
Banking—4.7%
BNP Paribas Finance, Inc.
5.208%	05/24/2007		8,795,000	8,726,293
Dexia Delaware LLC
5.205%	06/22/2007		8,795,000	8,689,456
HSBC PLC
5.220%	04/23/2007		3,000,000	2,989,995
Societe Generale North America, Inc.
5.250%	04/10/2007		8,915,000	8,901,999
				29,307,743
Commercial Services—0.6%
Siemens Capital Co. LLC
5.250%	04/03/2007		3,655,000	3,653,401
Financial Services—2.8%
Dresdner U.S. Finance, Inc.
5.225%	04/24/2007		8,795,000	8,764,364
UBS Finance Delaware LLC
5.235%	04/05/2007		3,245,000	3,242,641
UBS Finance Delaware LLC
5.200%	07/19/2007		5,550,000	5,461,817
				17,468,822
TOTAL COMMERCIAL PAPER
(Cost $50,429,966)				50,429,966

CASH EQUIVALENTS—0.3%
Institutional Money Market Funds—0.0%
BGI Institutional Money Market Fund		††	18,694	18,694
Reserve Primary Money Market Fund		††	42,522	42,522
				61,216
Bank & Certificate Deposits/ Offshore Time Deposits—0.3%
Abbey National PLC
5.270%	04/03/2007	††	12,463	12,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Abbey National PLC
5.270%	04/26/2007	††	$12,463	$12,463
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	37,389	37,389
Bank of Montreal
5.400%	04/02/2007	††	12,463	12,463
Bank of Montreal
5.270%	04/11/2007	††	12,463	12,463
Bank of Montreal
5.270%	04/20/2007	††	18,694	18,694
Bank of Nova Scotia
5.280%	04/02/2007	††	18,694	18,694
Bank of Nova Scotia
5.280%	04/09/2007	††	12,463	12,463
Barclays
5.315%	04/23/2007	††	24,926	24,926
Barclays
5.310%	04/02/2007	††	31,157	31,157
Barclays
5.310%	04/09/2007	††	12,463	12,463
Barclays
5.300%	05/16/2007	††	18,694	18,694
Barclays
5.285%	05/07/2007	††	12,463	12,463
Barton Capital LLC
5.288%	04/12/2007	††	12,463	12,463
Barton Capital LLC
5.276%	04/11/2007	††	12,463	12,463
Barton Capital LLC
5.268%	04/05/2007	††	12,463	12,463
BNP Paribas
5.420%	04/02/2007	††	12,463	12,463
CAFCO Funding LLC
5.282%	04/17/2007	††	6,232	6,232
Calyon
5.305%	05/24/2007	††	18,694	18,694
Calyon
5.300%	05/17/2007	††	6,232	6,232
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	37,389	37,389
Charta LLC
5.296%	05/09/2007	††	12,463	12,463
CIESCO
5.279%	04/16/2007	††	18,694	18,694
Citigroup
5.310%	05/04/2007	††	12,463	12,463
Clipper Receivables Corporation
5.282%	04/04/2007	††	6,232	6,232
Compass Securitization Corporation
5.295%	04/17/2007	††	12,463	12,463
Compass Securitization Corporation
5.293%	04/25/2007	††	12,463	12,463
CRC Funding LLC
5.287%	04/25/2007	††	12,463	12,463
CRC Funding LLC
5.280%	04/17/2007	††	18,694	18,694
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	31,157	31,157
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	6,232	6,232
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	6,232	6,232
Den Danske Bank
5.285%	04/30/2007	††	12,463	12,463
Den Danske Bank
5.271%	04/10/2007	††	$12,463	$12,463
Deutsche Bank
5.300%	05/15/2007	††	12,463	12,463
Deutsche Bank
5.280%	04/10/2007	††	12,463	12,463
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	12,463	12,463
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	12,463	12,463
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	12,463	12,463
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	12,463	12,463
First Tennessee National Corporation
5.310%	05/02/2007	††	12,463	12,463
Fortis Bank
5.300%	06/25/2007	††	12,463	12,463
Fortis Bank
5.270%	04/12/2007	††	12,463	12,463
Fortis Bank
5.270%	04/13/2007	††	24,926	24,926
Fortis Bank
5.270%	04/16/2007	††	12,463	12,463
Greyhawk Funding
5.282%	04/17/2007	††	6,232	6,232
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	6,232	6,232
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	18,694	18,694
Jupiter Securitization Corporation
5.292%	04/19/2007	††	12,463	12,463
Jupiter Securitization Corporation
5.275%	04/09/2007	††	12,463	12,463
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	12,463	12,463
Lexington Parker Capital Company
5.294%	04/17/2007	††	12,463	12,463
Lexington Parker Capital Company
5.289%	04/18/2007	††	6,232	6,232
Liberty Street Funding Corporation
5.289%	04/26/2007	††	12,463	12,463
Lloyds TSB Bank
5.270%	04/05/2007	††	12,463	12,463
Merrill Lynch & Company
5.428%	04/02/2007	††	231,476	231,476
Morgan Stanley & Company
5.428%	04/02/2007	††	137,093	137,093
Old Line Funding LLC
5.285%	04/23/2007	††	12,463	12,463
Paradigm Funding LLC
5.302%	04/25/2007	††	6,232	6,232
Paradigm Funding LLC
5.292%	04/16/2007	††	6,232	6,232
Paradigm Funding LLC
5.291%	04/24/2007	††	12,463	12,463
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	6,232	6,232
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	12,463	12,463
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	6,232	6,232
Rabobank Nederland
5.400%	04/02/2007	††	37,389	37,389
Rabobank Nederland
5.270%	04/10/2007	††	12,463	12,463
Ranger Funding Corporation
5.291%	05/01/2007	††	12,463	12,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Ranger Funding Corporation
5.285%	04/12/2007	††	$12,463	$12,463
Regions Bank
5.300%	04/23/2007	††	12,463	12,463
Royal Bank of Scotland
5.310%	05/25/2007	††	18,694	18,694
Royal Bank of Scotland
5.300%	05/08/2007	††	6,232	6,232
Royal Bank of Scotland
5.300%	05/09/2007	††	6,232	6,232
Royal Bank of Scotland
5.285%	05/07/2007	††	12,463	12,463
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	12,463	12,463
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	12,463	12,463
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	12,463	12,463
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	12,463	12,463
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	6,232	6,232
Societe Generale
5.380%	04/02/2007	††	24,926	24,926
Societe Generale
5.310%	05/24/2007	††	12,463	12,463
Societe Generale
5.270%	04/05/2007	††	18,694	18,694
Svenska Handlesbanken
5.375%	04/02/2007	††	13,165	13,165
Swedbank AB
5.300%	05/11/2007	††	24,926	24,926
Three Pillars Funding LLC
5.296%	04/24/2007	††	6,081	6,081
UBS AG
5.285%	04/06/2007	††	37,389	37,389
Variable Funding Capital Company
5.278%	04/19/2007	††	12,463	12,463
Variable Funding Capital Company
5.278%	04/20/2007	††	6,232	6,232
Yorktown Capital LLC
5.297%	04/19/2007	††	12,463	12,463
Yorktown Capital LLC
5.296%	04/02/2007	††	12,463	12,463
Yorktown Capital LLC
5.286%	04/04/2007	††	12,461	12,461
Yorktown Capital LLC
5.285%	04/12/2007	††	12,463	12,463
				1,615,421
Floating Rate Instruments/Master Notes—0.0%
Bank of America
5.310%	07/10/2007	††	31,157	31,157
Bank of America
5.270%	05/08/2007	††	24,926	24,926
				56,083
TOTAL CASH EQUIVALENTS
(Cost $1,732,720)				1,732,720

	Face	Value
REPURCHASE AGREEMENTS—2.5%
Investors Bank & Trust Repurchase Agreement dated 03/30/07 due 04/02/07, with a maturity value of $15,987,581 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 8.05% to 8.75%, maturity dates ranging from 07/25/18 to 10/25/29 and an aggregate market value of $16,780,458	$15,981,387	$15,981,387
TOTAL INVESTMENTS—98.7%
(Cost $619,805,676)		618,341,002
Other assets less liabilities—1.3%		7,878,621
NET ASSETS—100.0%		$626,219,623

Legend to the Schedule of Investments:

MTN	Medium Term Note

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 6.58% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—40.7%
U.S. Government Agencies—40.0%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,030,036
Federal Home Loan Bank
5.750%	05/15/2012		625,000	650,764
5.375%	05/18/2016		1,225,000	1,260,935
5.300%	01/16/2009- 01/22/2010		1,200,000	1,200,080
5.000%	09/18/2009		700,000	703,244
4.900%	07/24/2008		300,000	299,832
4.875%	11/18/2011		750,000	751,598
4.625%	02/18/2011		400,000	397,382
4.500%	11/15/2012- 09/16/2013		1,310,000	1,285,383
4.100%	06/13/2008		400,000	395,966
3.875%	01/15/2010		750,000	732,235
3.750%	08/18/2009		550,000	537,097
3.625%	11/14/2008		2,000,000	1,961,436
3.000%	04/15/2009		2,750,000	2,652,378
2.625%	07/15/2008		2,000,000	1,943,474
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,457,522
6.000%	06/15/2011- 09/19/2016		1,400,000	1,419,020
5.750%	03/15/2009		1,800,000	1,829,567
5.500%	09/15/2011		600,000	616,168
5.450%	11/21/2013		250,000	250,184
5.400%	03/02/2012		1,000,000	1,000,294
5.375%	12/27/2011- 01/09/2014		700,000	699,764
5.350%	11/14/2011		600,000	600,810
5.250%	11/05/2012		300,000	299,671
5.125%	04/18/2008- 10/15/2008		3,000,000	3,007,345
5.050%	01/26/2015		120,000	120,918
5.000%	01/30/2009- 02/16/2017		1,300,000	1,301,312
4.900%	11/03/2008		300,000	299,937
4.875%	02/17/2009		2,000,000	2,000,442
4.750%	09/22/2010- 01/19/2016		2,150,000	2,140,794
4.500%	01/15/2013- 01/15/2015		1,950,000	1,904,839
4.375%	07/30/2009		500,000	494,965
4.125%	09/01/2009- 02/24/2011		900,000	879,959
4.000%	06/12/2013		400,000	381,494
3.875%	01/12/2009		100,000	98,330
3.625%	09/15/2008		2,500,000	2,456,295
3.500%	04/01/2008		200,000	196,997
Federal National Mortgage Association
6.625%	11/15/2010		1,930,000	2,046,093
6.125%	07/17/2013		250,000	252,295
6.070%	05/12/2016		300,000	301,961
6.000%	05/15/2011	†	800,000	834,915
5.375%	11/15/2011- 07/15/2016		2,430,000	2,493,505
5.250%	06/15/2008- 08/01/2012		5,790,000	5,822,279
5.125%	04/15/2011		675,000	682,558
5.100%	01/18/2011		100,000	99,636
5.000%	09/15/2008- 04/15/2015		1,500,000	1,505,139
4.500%	06/01/2010- 02/15/2011		$600,000	$594,058
4.375%	09/15/2012- 10/15/2015		1,100,000	1,070,340
4.125%	04/15/2014		400,000	381,586
4.000%	01/26/2009		300,000	295,488
3.750%	09/15/2008		400,000	393,645
3.375%	12/15/2008		900,000	878,130
3.250%	08/15/2008- 02/15/2009		650,000	634,087
				57,544,182
U.S. Government Agencies—Mortgage Backed—0.7%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		124,174	127,506
5.000%	11/01/2017		51,114	50,579
Federal National Mortgage Association
7.500%	01/01/2034		351,202	366,248
7.000%	02/01/2013		143,623	148,158
6.500%	05/01/2035		161,536	165,926
6.000%	12/01/2013- 10/01/2017		177,724	181,060
				1,039,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,694,956)				58,583,659

U.S. TREASURY OBLIGATIONS—57.9%
U.S. Treasury Bonds—8.0%
U.S. Treasury Bond
12.000%	08/15/2013		700,000	766,910
11.750%	11/15/2014		1,700,000	1,998,829
11.250%	02/15/2015		850,000	1,217,227
10.625%	08/15/2015		800,000	1,129,375
10.375%	11/15/2012		2,500,000	2,580,567
7.250%	05/15/2016		300,000	357,035
5.750%	08/15/2010	†	1,970,000	2,044,876
5.000%	08/15/2011		1,420,000	1,447,957
				11,542,776
U.S. Treasury Notes—49.9%
U.S. Treasury Note
6.500%	02/15/2010		2,100,000	2,209,349
6.000%	08/15/2009		1,705,000	1,758,748
5.500%	05/15/2009		680,000	692,617
5.125%	06/30/2011- 05/15/2016		4,100,000	4,212,052
5.000%	02/15/2011	†	690,000	702,048
4.875%	05/31/2008- 08/15/2016	†	4,900,000	4,929,307
4.750%	05/15/2014	†	1,500,000	1,514,004
4.625%	10/31/2011- 02/15/2017	†	5,610,000	5,613,375
4.500%	02/15/2009- 02/15/2016	†	4,350,000	4,330,808
4.375%	12/15/2010- 08/15/2012	†	4,120,000	4,098,098
4.250%	10/15/2010- 08/15/2015		9,640,000	9,478,667
4.125%	05/15/2015	†	1,650,000	1,594,055
4.000%	11/15/2012- 02/15/2015	†	5,100,000	4,920,957
3.875%	05/15/2009- 02/15/2013		6,050,000	5,942,581
3.750%	05/15/2008	†	2,700,000	2,668,677
3.625%	07/15/2009	†	1,530,000	1,499,102

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.500%	11/15/2009- 02/15/2010		$5,330,000	$5,188,486
3.375%	11/15/2008- 10/15/2009		4,730,000	4,627,462
3.125%	09/15/2008- 10/15/2008		5,950,000	5,815,083
				71,795,476
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $83,994,984)				83,338,252

CASH EQUIVALENTS—21.6%
Institutional Money Market Funds—0.8%
BGI Institutional Money Market Fund		††	335,648	335,648
Reserve Primary Money Market Fund		††	763,451	763,451
				1,099,099
Bank & Certificate Deposits/ Offshore Time Deposits—20.1%
Abbey National PLC
5.270%	04/03/2007	††	223,765	223,765
Abbey National PLC
5.270%	04/26/2007	††	223,765	223,765
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	671,295	671,295
Bank of Montreal
5.400%	04/02/2007	††	223,765	223,765
Bank of Montreal
5.270%	04/11/2007	††	223,765	223,765
Bank of Montreal
5.270%	04/20/2007	††	335,648	335,648
Bank of Nova Scotia
5.280%	04/02/2007	††	335,648	335,648
Bank of Nova Scotia
5.280%	04/09/2007	††	223,765	223,765
Barclays
5.315%	04/23/2007	††	447,530	447,530
Barclays
5.310%	04/02/2007	††	559,413	559,413
Barclays
5.310%	04/09/2007	††	223,765	223,765
Barclays
5.300%	05/16/2007	††	335,648	335,648
Barclays
5.285%	05/07/2007	††	223,765	223,765
Barton Capital LLC
5.288%	04/12/2007	††	223,765	223,765
Barton Capital LLC
5.276%	04/11/2007	††	223,765	223,765
Barton Capital LLC
5.268%	04/05/2007	††	223,765	223,765
BNP Paribas
5.420%	04/02/2007	††	223,765	223,765
CAFCO Funding LLC
5.282%	04/17/2007	††	111,883	111,883
Calyon
5.305%	05/24/2007	††	335,648	335,648
Calyon
5.300%	05/17/2007	††	111,883	111,883
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	$671,295	$671,295
Charta LLC
5.296%	05/09/2007	††	223,765	223,765
CIESCO
5.279%	04/16/2007	††	335,648	335,648
Citigroup
5.310%	05/04/2007	††	223,765	223,765
Clipper Receivables Corporation
5.282%	04/04/2007	††	111,883	111,883
Compass Securitization Corporation
5.295%	04/17/2007	††	223,765	223,765
Compass Securitization Corporation
5.293%	04/25/2007	††	223,765	223,765
CRC Funding LLC
5.287%	04/25/2007	††	223,765	223,765
CRC Funding LLC
5.280%	04/17/2007	††	335,648	335,648
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	559,413	559,413
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	111,883	111,883
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	111,883	111,883
Den Danske Bank
5.285%	04/30/2007	††	223,765	223,765
Den Danske Bank
5.271%	04/10/2007	††	223,765	223,765
Deutsche Bank
5.300%	05/15/2007	††	223,765	223,765
Deutsche Bank
5.280%	04/10/2007	††	223,765	223,765
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	223,765	223,765
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	223,765	223,765
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	223,765	223,765
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	223,765	223,765
First Tennessee National Corporation
5.310%	05/02/2007	††	223,765	223,765
Fortis Bank
5.300%	06/25/2007	††	223,765	223,765
Fortis Bank
5.270%	04/12/2007	††	223,765	223,765
Fortis Bank
5.270%	04/13/2007	††	447,530	447,530
Fortis Bank
5.270%	04/16/2007	††	223,765	223,765
Greyhawk Funding
5.282%	04/17/2007	††	111,883	111,883
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	111,883	111,883
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	335,648	335,648
Jupiter Securitization Corporation
5.292%	04/19/2007	††	223,765	223,765
Jupiter Securitization Corporation
5.275%	04/09/2007	††	223,765	223,765
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	223,765	223,765
Lexington Parker Capital Company
5.294%	04/17/2007	††	223,765	223,765
Lexington Parker Capital Company
5.289%	04/18/2007	††	111,883	111,883
Liberty Street Funding Corporation
5.289%	04/26/2007	††	223,765	223,765
Lloyds TSB Bank

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
5.270%	04/05/2007	††	$223,765	$223,765
Merrill Lynch & Company
5.428%	04/02/2007	††	4,156,013	4,156,013
Morgan Stanley & Company
5.428%	04/02/2007	††	2,461,415	2,461,415
Old Line Funding LLC
5.285%	04/23/2007	††	223,765	223,765
Paradigm Funding LLC
5.302%	04/25/2007	††	111,883	111,883
Paradigm Funding LLC
5.292%	04/16/2007	††	111,883	111,883
Paradigm Funding LLC
5.291%	04/24/2007	††	223,765	223,765
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	111,883	111,883
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	223,765	223,765
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	111,883	111,883
Rabobank Nederland
5.400%	04/02/2007	††	671,295	671,295
Rabobank Nederland
5.270%	04/10/2007	††	223,765	223,765
Ranger Funding Corporation
5.291%	05/01/2007	††	223,765	223,765
Ranger Funding Corporation
5.285%	04/12/2007	††	223,765	223,765
Regions Bank
5.300%	04/23/2007	††	223,765	223,765
Royal Bank of Scotland
5.310%	05/25/2007	††	335,648	335,648
Royal Bank of Scotland
5.300%	05/08/2007	††	111,883	111,883
Royal Bank of Scotland
5.300%	05/09/2007	††	111,883	111,883
Royal Bank of Scotland
5.285%	05/07/2007	††	223,765	223,765
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	223,765	223,765
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	223,765	223,765
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	223,765	223,765
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	223,765	223,765
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	111,883	111,883
Societe Generale
5.380%	04/02/2007	††	447,530	447,530
Societe Generale
5.310%	05/24/2007	††	223,765	223,765
Societe Generale
5.270%	04/05/2007	††	335,648	335,648
Svenska Handlesbanken
5.375%	04/02/2007	††	236,373	236,373
Swedbank AB
5.300%	05/11/2007	††	447,530	447,530
Three Pillars Funding LLC
5.296%	04/24/2007	††	109,180	109,180
UBS AG
5.285%	04/06/2007	††	671,295	671,295
Variable Funding Capital Company
5.278%	04/19/2007	††	223,765	223,765
Variable Funding Capital Company
5.278%	04/20/2007	††	$111,883	$111,883
Yorktown Capital LLC
5.297%	04/19/2007	††	223,765	223,765
Yorktown Capital LLC
5.296%	04/02/2007	††	223,765	223,765
Yorktown Capital LLC
5.286%	04/04/2007	††	223,765	223,765
Yorktown Capital LLC
5.285%	04/12/2007	††	223,765	223,765
				29,003,847
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	559,413	559,413
Bank of America
5.270%	05/08/2007	††	447,530	447,530
				1,006,943
TOTAL CASH EQUIVALENTS
(Cost $31,109,889)				31,109,889

REPURCHASE AGREEMENTS—0.8%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $1,203,119 and an effective yield of 4.65% collateralized by a U.S. Government Obligation with a rate of 8.875% a maturity date of 09/25/2016 and an aggregate market value of $1,262,786.			1,202,653	1,202,653
TOTAL INVESTMENTS—121.0%
(Cost $175,002,482)				174,234,453
Other assets less liabilities—(21.0%)				(30,277,485)
NET ASSETS—100.0%				$143,956,968

Legend to the Schedule of Investments:

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—83.9%
Advertising—0.2%
Interpublic Group, Inc. *†	21,356	$262,892
Monster Worldwide, Inc. *	6,200	293,694
Omnicom Group	8,800	900,944
		1,457,530
Aerospace & Defense—1.9%
Goodrich Corporation	5,900	303,732
Boeing Company (The)	39,392	3,502,343
General Dynamics Corporation	20,320	1,552,448
Honeywell International, Inc.	40,825	1,880,399
Lockheed Martin Corporation	17,580	1,705,612
Northrop Grumman Corporation	17,292	1,283,412
Textron, Inc.	6,500	583,700
United Technologies Corporation	49,910	3,244,150
		14,055,796
Airlines—0.3%
FedEx Corporation	15,294	1,643,034
Southwest Airlines Company	39,472	580,238
		2,223,272
Apparel Retailers—0.4%
Abercrombie & Fitch Company Class A	3,585	271,313
Gap (The), Inc.	28,227	485,787
Kohl’s Corporation *	17,000	1,302,370
Ltd. Brands, Inc.	17,100	445,626
Nordstrom, Inc.	11,390	602,987
		3,108,083
Automotive—0.6%
Autonation, Inc. *	6,800	144,432
Ford Motor Company †	91,746	723,876
General Motors Corporation †	27,800	851,792
Genuine Parts Company	8,525	417,725
Goodyear Tire & Rubber Company (The) *	8,600	268,234
Harley-Davidson, Inc.	13,400	787,250
ITT Corporation	9,100	548,912
Paccar, Inc. †	12,483	916,252
		4,658,473
Banking—10.0%
American Express Company	60,930	3,436,452
BB&T Corporation	27,200	1,115,744
Bank of America Corporation	224,705	11,464,449
Bank of New York Company, Inc. (The)	37,900	1,536,845
Capital One Financial Corporation	20,713	1,563,003
CIT Group, Inc.	9,800	518,616
Citigroup, Inc.	245,568	12,607,461
Comerica, Inc.	8,050	475,916
Commerce Bancorp, Inc. †	8,537	284,965
Compass Bancshares, Inc.	6,100	419,680
Fannie Mae	48,400	2,641,672
Fifth Third Bancorp	27,288	1,055,773
First Horizon National Corporation	6,200	257,486
Freddie Mac	34,700	2,064,303
Hudson City Bancorp, Inc.	24,747	338,539
Huntington Bancshares, Inc. †	12,536	273,912
JPMorgan Chase & Company	174,339	8,434,521
Keycorp	19,900	745,653
M&T Bank Corporation	3,930	455,212
Marshall & IIsley Corporation	12,800	592,768
Mellon Financial Corporation	20,400	$880,056
National City Corporation	31,300	1,165,925
Northern Trust Corporation	9,150	550,281
PNC Financial Services Group, Inc.	17,306	1,245,513
Regions Financial Corporation	35,991	1,273,002
SLM Corporation	20,500	838,450
Sovereign Bancorp, Inc. †	18,480	470,131
State Street Corporation	16,400	1,061,900
SunTrust Banks, Inc.	18,270	1,517,141
Synovus Financial Corporation	16,400	530,376
U.S. Bancorp	88,605	3,098,517
Wachovia Corporation	95,665	5,266,358
Washington Mutual, Inc.	44,862	1,811,528
Wells Fargo & Company	169,620	5,840,017
Zions Bancorporation	5,500	464,860
		76,297,025
Beverages, Food & Tobacco—4.3%
Altria Group, Inc.	105,240	9,241,124
Anheuser-Busch Companies, Inc.	38,140	1,924,544
Archer-Daniels-Midland Company	32,124	1,178,951
Brown-Forman Corporation Class B	4,080	267,485
Campbell Soup Company	10,630	414,038
Coca-Cola Company (The)	101,290	4,861,920
Coca-Cola Enterprises, Inc.	14,960	302,940
ConAgra Foods, Inc.	25,500	635,205
Constellation Brands, Inc. Class A *†	9,730	206,081
Dean Foods Company *	6,000	280,440
General Mills, Inc.	17,500	1,018,850
Hershey Company (The) †	8,770	479,368
HJ Heinz Company	16,450	775,124
Kellogg Company	12,400	637,732
Kraft Foods, Inc. Class A	7,395	234,126
McCormick & Company, Inc.	6,500	250,380
Molson Coors Brewing Company Class B	2,660	251,689
Pepsi Bottling Group, Inc.	6,610	210,793
Pepsico, Inc.	82,150	5,221,454
Reynolds American, Inc. †	8,360	521,748
Sara Lee Corporation	37,400	632,808
Supervalu, Inc.	9,801	382,925
Sysco Corporation	30,500	1,031,815
Tyson Foods, Inc. Class A †	12,400	240,684
UST, Inc.	8,000	463,840
WM Wrigley Jr. Company	10,887	554,475
		32,220,539
Building Materials—0.9%
Home Depot, Inc.	102,800	3,776,872
Lowe’s Companies, Inc. †	76,960	2,423,470
Vulcan Materials Company †	4,900	570,752
		6,771,094
Chemicals—1.2%
Air Products & Chemicals, Inc.	11,000	812,790
Avery Dennison Corporation	5,400	347,004
Dow Chemical Company (The) †	47,636	2,184,587
Eastman Chemical Company †	3,975	251,737
EI Du Pont de Nemours & Company	46,300	2,288,609
Hercules, Inc. *	5,000	97,700
International Flavors & Fragrances, Inc.	4,300	203,046
Monsanto Company	27,198	1,494,802
PPG Industries, Inc.	8,124	571,198
Praxair, Inc.	15,830	996,657
		9,248,130

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Coal—0.1%
Consol Energy, Inc.	8,636	$337,927
Peabody Energy Corporation	12,903	519,217
		857,144
Commercial Services—0.6%
Allied Waste Industries, Inc. *†	11,900	149,821
Cintas Corporation	6,800	245,480
Convergys Corporation *	7,600	193,116
Equifax, Inc.	6,400	233,280
Fluor Corporation †	4,300	385,796
H&R Block, Inc.	16,100	338,744
Moody’s Corporation	12,000	744,720
Paychex, Inc.	16,450	622,961
Robert Half International, Inc. †	8,400	310,884
RR Donnelley & Sons Company	10,600	387,854
Ryder System, Inc.	3,100	152,954
Waste Management, Inc.	27,127	933,440
		4,699,050
Communications—1.2%
ADC Telecommunications, Inc. *	5,571	93,259
Avaya, Inc. *	20,468	241,727
Ciena Corporation *	4,371	122,169
Corning, Inc. *	78,021	1,774,198
L-3 Communications Holdings, Inc.	6,000	524,820
Motorola, Inc.	122,990	2,173,233
Network Appliance, Inc. *	18,400	671,968
Qualcomm, Inc.	83,200	3,549,312
Tellabs, Inc. *	22,200	219,780
		9,370,466
Computer Software & Processing—4.8%
Adobe Systems, Inc. *	29,500	1,230,150
Affiliated Computer Services, Inc. Class A *	5,800	341,504
Autodesk, Inc. *	11,400	428,640
Automatic Data Processing, Inc.	28,500	1,379,400
BMC Software, Inc. *	10,500	323,295
CA, Inc.	22,416	580,799
Citrix Systems, Inc. *	8,900	285,067
Cognizant Technology Solutions Corporation *	6,912	610,122
Computer Sciences Corporation *	9,200	479,596
Compuware Corporation *	18,800	178,412
Electronic Arts, Inc. *	15,590	785,112
Electronic Data Systems Corporation	25,300	700,304
Fidelity National Information Services, Inc. †	7,869	357,725
First Data Corporation	37,736	1,015,098
Fiserv, Inc. *	9,100	482,846
Google, Inc. Class A *	10,911	4,998,984
IMS Health, Inc.	9,825	291,409
Intuit, Inc. *	17,400	476,064
Juniper Networks, Inc. *	28,217	555,311
Microsoft Corporation	432,553	12,055,252
NCR Corporation *	9,000	429,930
Novell, Inc. *	18,800	135,736
Nvidia Corporation *	16,800	483,504
Oracle Corporation *	198,720	3,602,794
Sun Microsystems, Inc. *	180,700	1,086,007
Symantec Corporation *†	48,368	836,766
Unisys Corporation *	15,700	132,351
VeriSign, Inc. *	11,800	296,416
Yahoo!, Inc. *	62,100	1,943,109
		36,501,703
Computers & Information—3.4%
3M Company	37,150	$2,839,374
Apple Computer, Inc. *	43,200	4,013,712
Dell, Inc. *	113,400	2,632,014
EMC Corporation *	106,450	1,474,332
Hewlett-Packard Company	134,586	5,402,282
International Business Machines Corporation	75,660	7,131,712
International Game Technology	16,600	670,308
Jabil Circuit, Inc.	8,590	183,912
Lexmark International, Inc. *	5,300	309,838
Pitney Bowes, Inc.	11,200	508,368
SanDisk Corporation *	11,000	481,800
Solectron Corporation *	45,000	141,750
		25,789,402
Containers & Packaging—0.1%
Ball Corporation	5,100	233,835
Sealed Air Corporation	7,930	250,588
Temple-Inland, Inc.	5,500	328,570
		812,993
Cosmetics & Personal Care—1.8%
Avon Products, Inc.	22,200	827,172
Clorox Company	7,400	471,306
Colgate-Palmolive Company	25,400	1,696,466
Ecolab, Inc.	8,940	384,420
Estee Lauder Companies (The), Inc. Class A	5,670	276,979
Procter & Gamble Company	158,451	10,007,765
		13,664,108
Education—0.1%
Apollo Group, Inc. Class A *†	6,910	303,349
Electric Utilities—3.0%
AES Corporation (The) *	32,300	695,096
Allegheny Energy, Inc. *	8,000	393,120
Ameren Corporation †	10,100	508,030
American Electric Power Company, Inc.	19,360	943,800
CMS Energy Corporation	11,100	197,580
Centerpoint Energy, Inc.	15,226	273,154
Consolidated Edison, Inc.	12,900	658,674
Constellation Energy Group, Inc.	8,800	765,160
DTE Energy Company	8,700	416,730
Dominion Resources, Inc.	17,571	1,559,778
Duke Energy Corporation	62,508	1,268,287
Dynegy, Inc. Class A *	17,193	159,207
Edison International	16,000	786,080
Entergy Corporation	10,200	1,070,184
Exelon Corporation	33,464	2,299,311
FPL Group, Inc.	19,900	1,217,283
FirstEnergy Corporation	16,273	1,077,924
Integrys Energy Group, Inc.	3,697	205,220
KeySpan Corporation	8,600	353,890
NiSource, Inc.	13,302	325,101
PG&E Corporation	17,010	821,073
PPL Corporation	18,700	764,830
Pinnacle West Capital Corporation	4,900	236,425
Progress Energy, Inc. †	12,400	625,456
Public Service Enterprise Group, Inc.	12,300	1,021,392
Sempra Energy	13,219	806,491
Southern Company (The)	37,500	1,374,375
TXU Corporation	22,794	1,461,095
TECO Energy, Inc. †	10,200	175,542
Xcel Energy, Inc. †	19,870	490,590
		22,950,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—2.7%
Cooper Industries Ltd. Class A (Bermuda)	9,000	$404,910
Emerson Electric Company	40,400	1,740,836
General Electric Company	516,160	18,251,418
		20,397,164
Electronics—3.2%
Advanced Micro Devices, Inc. *†	25,700	335,642
Agilent Technologies, Inc. *	21,049	709,141
Altera Corporation *†	17,700	353,823
Analog Devices, Inc.	18,000	620,820
Broadcom Corporation Class A *	22,870	733,441
Cisco Systems, Inc. *	302,550	7,724,101
Eastman Kodak Company †	14,100	318,096
Intel Corporation	289,440	5,536,987
JDS Uniphase Corporation *†	10,587	161,240
LSI Logic Corporation *†	19,300	201,492
Linear Technology Corporation †	15,000	473,850
Maxim Integrated Products, Inc.	15,820	465,108
Micron Technology, Inc. *	35,800	432,464
Molex, Inc.	6,975	196,695
National Semiconductor Corporation	16,600	400,724
Novellus Systems, Inc. *	6,200	198,524
PMC-Sierra, Inc. *†	10,900	76,409
QLogic Corporation *	8,800	149,600
Raytheon Company	21,900	1,148,874
Rockwell Collins, Inc.	8,500	568,905
Sanmina-SCI Corporation *	28,400	102,808
Teradyne, Inc. *†	9,400	155,476
Texas Instruments, Inc.	72,700	2,188,270
Xerox Corporation *	47,800	807,342
Xilinx, Inc.	16,910	435,094
		24,494,926
Entertainment & Leisure—1.5%
Harrah’s Entertainment, Inc.	9,060	765,117
Hasbro, Inc.	8,275	236,830
Mattel, Inc.	19,078	525,980
News Corporation, Inc. Class A	118,050	2,729,316
Time Warner, Inc.	192,167	3,789,533
Walt Disney Company	104,165	3,586,401
		11,633,177
Environmental—0.0%
Tektronix, Inc.	4,500	126,720
Financial Services—3.0%
Ameriprise Financial, Inc.	12,326	704,308
Bear Stearns Companies, Inc. (The)	5,833	876,992
Charles Schwab Corporation (The)	50,722	927,705
Chicago Mercantile Exchange	1,693	901,455
Countrywide Financial Corporation	30,798	1,036,045
E*Trade Financial Corporation *	20,600	437,132
Federated Investors, Inc. Class B	3,800	139,536
Franklin Resources, Inc.	8,314	1,004,581
Goldman Sachs Group, Inc.	20,710	4,279,307
Janus Capital Group, Inc.	10,400	217,464
Legg Mason, Inc.	6,460	608,597
Lehman Brothers Holdings, Inc.	26,600	1,863,862
Merrill Lynch & Company, Inc.	44,270	3,615,531
Morgan Stanley	53,430	4,208,147
Principal Financial Group	13,750	823,212
T Rowe Price Group, Inc.	13,020	614,414
Western Union Company (The)	37,736	828,305
		23,086,593
Food Retailers—0.4%
Kroger Company (The)	35,700	$1,008,525
Safeway, Inc.	22,100	809,744
Starbucks Corporation *	37,600	1,179,136
Whole Foods Market, Inc. †	6,800	304,980
		3,302,385
Forest Products & Paper—0.5%
Bemis Company	5,700	190,323
International Paper Company	24,202	880,953
Kimberly-Clark Corporation	22,620	1,549,244
MeadWestvaco Corporation	8,814	271,824
Pactiv Corporation *	6,900	232,806
Weyerhaeuser Company	10,700	799,718
		3,924,868
Health Care Providers—0.3%
Coventry Health Care, Inc. *	7,840	439,432
Express Scripts, Inc. *	7,200	581,184
Laboratory Corporation of America Holdings *†	6,200	450,306
Manor Care, Inc. †	3,900	212,004
Tenet Healthcare Corporation *†	25,550	164,286
		1,847,212
Heavy Construction—0.1%
Centex Corporation †	6,000	250,680
Lennar Corporation Class A	6,700	282,807
		533,487
Heavy Machinery—1.4%
American Standard Companies, Inc.	8,750	463,925
Applied Materials, Inc.	70,300	1,287,896
Black & Decker Corporation	3,800	310,156
Caterpillar, Inc.	33,000	2,211,990
Cummins, Inc.	2,550	369,036
Deere & Company	11,700	1,271,088
Dover Corporation	10,000	488,100
Eaton Corporation	7,300	609,988
Ingersoll-Rand Company Class A (Bermuda)	16,100	698,257
National-Oilwell Varco, Inc. *	8,610	669,772
Pall Corporation	6,566	249,508
Parker Hannifin Corporation	5,925	511,387
Rockwell Automation, Inc.	8,700	520,869
Stanley Works (The) †	3,800	210,368
Terex Corporation *	4,860	348,754
Varian Medical Systems, Inc. *	6,438	307,028
WW Grainger, Inc.	3,800	293,512
		10,821,634
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc.	13,400	294,800
Harman International Industries, Inc.	3,200	307,456
Johnson Controls, Inc.	9,880	934,846
KB Home	3,800	162,146
Leggett & Platt, Inc. †	9,000	204,030
Masco Corporation	20,500	561,700
Pulte Homes, Inc.	10,540	278,888
Whirlpool Corporation	3,798	322,488
		3,066,354
Household Products—0.4%
Fortune Brands, Inc. †	7,680	605,338
Illinois Tool Works, Inc.	20,780	1,072,248
Newell Rubbermaid, Inc.	13,460	418,471

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rohm & Haas Company †	7,095	$366,953
Snap-On, Inc.	2,850	137,085
		2,600,095
Industrial—Diversified—0.4%
Tyco International Ltd. (Bermuda)	99,149	3,128,151
Insurance—5.0%
ACE Ltd. (Cayman Islands)	15,900	907,254
Aflac, Inc.	24,500	1,152,970
Aetna, Inc.	26,748	1,171,295
Allstate Corporation (The)	31,738	1,906,184
AMBAC Financial Group, Inc.	5,150	444,908
American International Group, Inc.	130,540	8,774,899
AON Corporation	15,825	600,717
Chubb Corporation	20,220	1,044,767
Cigna Corporation	4,970	709,020
Cincinnati Financial Corporation	8,539	362,054
Genworth Financial, Inc. Class A	21,840	763,090
Hartford Financial Services Group, Inc.	16,090	1,537,882
Humana, Inc. *	8,000	464,160
Lincoln National Corporation	14,004	949,331
Loews Corporation	21,970	998,097
MBIA, Inc.	6,550	428,960
MGIC Investment Corporation †	4,300	253,356
Marsh & McLennan Companies, Inc.	26,900	787,901
Metlife, Inc.	37,917	2,394,459
Progressive Corporation (The)	38,720	844,870
Prudential Financial, Inc. †	23,700	2,139,162
Safeco Corporation	5,600	372,008
Torchmark Corporation	5,100	334,509
Travelers Cos., Inc. (The)	34,216	1,771,362
UnitedHealth Group, Inc.	67,900	3,596,663
UnumProvident Corporation	16,318	375,804
WellPoint, Inc. *	31,070	2,519,777
XL Capital Ltd. Class A (Cayman Islands)	9,050	633,138
		38,238,597
Lodging—0.3%
Hilton Hotels Corporation	19,200	690,432
Marriott International, Inc. Class A	16,840	824,486
Starwood Hotels & Resorts Worldwide, Inc.	10,600	687,410
Wyndham Worldwide Corporation *	9,920	338,768
		2,541,096
Media—Broadcasting & Publishing—1.5%
CBS Corporation Class B	38,045	1,163,797
Clear Channel Communications, Inc.	25,470	892,469
Comcast Corporation Class A *	156,570	4,062,992
DIRECTV Group (The), Inc. *	37,946	875,414
Dow Jones & Company, Inc. †	3,390	116,853
EW Scripps Company Class A	4,200	187,656
Gannett Company, Inc.	11,730	660,282
IAC/InterActiveCorp *†	10,777	406,401
McGraw-Hill Companies, Inc. (The)	18,100	1,138,128
Meredith Corporation	2,100	120,519
New York Times Company Class A †	7,000	164,570
Tribune Company †	10,067	323,251
Viacom, Inc. Class B *	35,645	1,465,366
		11,577,698
Medical Supplies—2.9%
Allergan, Inc.	7,500	$831,150
Applera Corporation—Applied Biosystems Group	9,000	266,130
Bausch & Lomb, Inc. †	2,806	143,555
Baxter International, Inc.	32,566	1,715,251
Becton Dickinson & Company	12,200	938,058
Biomet, Inc.	12,225	519,440
Boston Scientific Corporation *	59,330	862,658
CR Bard, Inc.	5,100	405,501
Johnson & Johnson	144,928	8,733,361
Kla-Tencor Corporation	9,820	523,602
Medtronic, Inc.	57,310	2,811,629
Millipore Corporation *†	2,500	181,175
Patterson Cos., Inc. *	6,800	241,332
PerkinElmer, Inc.	6,400	155,008
St. Jude Medical, Inc. *	18,000	676,980
Stryker Corporation	14,900	988,168
Thermo Fisher Scientific, Inc. *	21,000	981,750
Waters Corporation *	5,100	295,800
Zimmer Holdings, Inc. *	12,190	1,041,148
		22,311,696
Metals—0.7%
Alcoa, Inc.	42,860	1,452,954
Allegheny Technologies, Inc.	5,083	542,305
Danaher Corporation	11,710	836,680
Newmont Mining Corporation	21,968	922,436
Nucor Corporation	15,200	989,976
United States Steel Corporation	5,820	577,169
		5,321,520
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc. Class B	16,387	1,084,656
Oil & Gas—8.4%
Anadarko Petroleum Corporation	22,740	977,365
Apache Corporation	16,292	1,151,844
Ashland, Inc.	3,400	223,040
Baker Hughes, Inc.	16,380	1,083,209
BJ Services Company	15,900	443,610
Chesapeake Energy Corporation †	20,400	629,952
Chevron Corporation	108,980	8,060,161
ConocoPhillips	82,519	5,640,174
Devon Energy Corporation	22,288	1,542,775
EOG Resources, Inc.	11,900	848,946
El Paso Corporation †	35,077	507,564
ENSCO International, Inc. †	7,574	412,026
Exxon Mobil Corporation	286,006	21,579,153
Halliburton Company	50,820	1,613,027
Hess Corporation	13,200	732,204
Kinder Morgan, Inc.	5,200	553,540
Marathon Oil Corporation	17,997	1,778,644
Murphy Oil Corporation	9,410	502,494
Nabors Industries Ltd. *†	15,500	459,885
Nicor, Inc. †	2,200	106,524
Noble Corporation (Cayman Islands)	6,700	527,156
Occidental Petroleum Corporation	42,380	2,089,758
Questar Corporation	4,111	366,742
Rowan Companies., Inc.	5,400	175,338
Schlumberger Ltd. (Netherland Antilles)	59,190	4,090,029
Smith International, Inc.	9,937	477,473
Spectra Energy Corp.	31,254	821,043
Sunoco, Inc.	6,600	464,904
Transocean, Inc. (Cayman Islands) *	14,911	1,218,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Valero Energy Corporation	30,560	$1,970,814
Weatherford International Ltd. (Bermuda) *	17,120	772,112
Williams Companies, Inc.	29,300	833,878
XTO Energy, Inc.	18,486	1,013,218
		63,666,831
Pharmaceuticals—5.7%
Abbott Laboratories	77,400	4,318,920
AmerisourceBergen Corporation	10,300	543,325
Amgen, Inc. *	58,594	3,274,233
Barr Pharmaceuticals, Inc. *	5,200	241,020
Biogen Idec, Inc. *	16,930	751,353
Bristol-Myers Squibb Company	101,300	2,812,088
Cardinal Health, Inc.	20,750	1,513,713
Celgene Corporation *	18,401	965,316
Eli Lilly & Company	49,100	2,637,161
Forest Laboratories, Inc. *	16,000	823,040
Genzyme Corporation *	12,800	768,256
Gilead Sciences, Inc. *	23,230	1,777,095
Hospira, Inc. *	7,950	325,155
King Pharmaceuticals, Inc. *	11,466	225,536
McKesson Corporation	15,089	883,310
Medco Health Solutions, Inc. *	14,955	1,084,686
MedImmune, Inc. *	12,600	458,514
Merck & Company, Inc.	108,700	4,801,279
Mylan Laboratories	10,800	228,312
Pfizer, Inc.	356,112	8,995,389
Quest Diagnostics, Inc. †	8,000	398,960
Schering-Plough Corporation	74,600	1,903,046
Sigma Aldrich Corporation	6,600	274,032
Watson Pharmaceuticals, Inc. *	4,800	126,864
Wyeth	67,600	3,382,028
		43,512,631
Real Estate—1.2%
Apartment Investment & Management Company REIT Class A	4,400	253,836
Archstone-Smith Trust REIT	11,090	601,965
Avalonbay Communities, Inc. REIT †	3,920	509,600
Boston Properties, Inc. REIT	5,800	680,920
CB Richard Ellis Group, Inc. Class A *	8,899	304,168
Developers Diversified Realty Corporation REIT	5,354	336,767
Equity Residential REIT	14,300	689,689
Host Hotels & Resorts Inc.	26,118	687,165
Kimco Realty Corporation REIT †	11,100	541,014
Plum Creek Timber Company, Inc. REIT	9,100	358,722
Prologis REIT	12,800	831,104
Public Storage, Inc. REIT	6,111	578,528
Realogy Corporation *	12,400	367,164
Simon Property Group, Inc. REIT	11,037	1,227,866
Vornado Realty Trust REIT	6,300	751,842
		8,720,350
Restaurants—0.5%
Darden Restaurants, Inc.	7,300	300,687
McDonald’s Corporation	61,800	2,784,090
Wendy’s International, Inc.	5,600	175,280
Yum! Brands, Inc.	13,600	785,536
		4,045,593
Retailers—3.5%
Amazon.Com, Inc. *†	15,200	$604,808
Autozone, Inc. *	2,710	347,259
Bed Bath & Beyond, Inc. *	13,800	554,346
Best Buy Company, Inc.	20,015	975,131
Big Lots, Inc. *†	5,200	162,656
CVS Corporation †	77,107	2,632,433
Circuit City Stores, Inc.	7,400	137,122
Costco Wholesale Corporation	23,276	1,253,180
Dillard’s, Inc. Class A	2,900	94,917
Dollar General Corporation †	15,570	329,306
eBay, Inc. *	57,730	1,913,750
Family Dollar Stores, Inc.	8,200	242,884
Federated Department Stores	26,704	1,203,015
JC Penney Company, Inc.	11,420	938,267
Nike, Inc. Class B	9,360	994,594
Office Depot, Inc. *	14,500	509,530
OfficeMax, Inc.	3,370	177,734
RadioShack Corporation	6,100	164,883
Sears Holdings Corporation *	4,302	775,048
Sherwin-Williams Company (The)	5,430	358,597
Staples, Inc.	35,850	926,364
TJX Companies., Inc.	22,700	611,992
Target Corporation	43,200	2,560,032
Tiffany & Company	7,000	318,360
Walgreen Company	49,800	2,285,322
Wal-Mart Stores, Inc.	122,900	5,770,155
		26,841,685
Telephone Systems—3.1%
Alltel Corporation	19,080	1,182,960
AT&T, Inc.	313,412	12,357,835
CenturyTel, Inc.	5,600	253,064
Citizens Communications Company †	16,200	242,190
Embarq Corporation	7,297	411,186
Qwest Communications International, Inc. *	76,329	686,198
Sprint Nextel Corporation	145,959	2,767,383
Verizon Communications, Inc.	145,371	5,512,468
Windstream Corporation	22,027	323,577
		23,736,861
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	18,900	945,945
Jones Apparel Group, Inc.	5,600	172,088
Liz Claiborne, Inc.	5,000	214,250
Polo Ralph Lauren Corporation	3,060	269,739
VF Corporation	4,300	355,266
		1,957,288
Transportation—1.4%
Brunswick Corporation	4,900	156,065
Burlington Northern Santa Fe Corporation	18,356	1,476,373
CSX Corporation	21,600	865,080
Carnival Corporation	22,130	1,037,012
CH Robinson Worldwide, Inc.	8,670	413,993
Norfolk Southern Corporation	20,300	1,027,180
Sabre Holdings Corporation	6,930	226,958
Union Pacific Corporation	13,400	1,360,770
United Parcel Service, Inc. Class B	53,700	3,764,370
		10,327,801
TOTAL COMMON STOCKS
(Cost $507,175,790)		637,836,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.950%	06/14/2007	**
(Cost $2,226,797)			$2,250,000	$2,226,797

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.	*d
(Cost $—)		10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—11.7%
Banking—3.9%
Kredietbank NA Finance Corp.
5.225%	06/15/2007		$30,000,000	29,669,084
Financial Services—7.8%
Santander Central Hispano Finance, Inc.
5.210%	06/14/2007		30,000,000	29,674,375
Unicredit Delaware, Inc.
5.220%	06/19/2007		30,000,000	29,652,000
				59,326,375
TOTAL COMMERCIAL PAPER
(Cost $88,995,459)				88,995,459

CASH EQUIVALENTS—3.8%
Institutional Money Market Funds—0.1%
BGI Institutional Money Market Fund		††	315,798	315,798
Reserve Primary Money Market Fund		††	718,302	718,302
				1,034,100
Bank & Certificate Deposits/ Offshore Time Deposits—3.6%
Abbey National PLC
5.270%	04/03/2007	††	210,532	210,532
Abbey National PLC
5.270%	04/26/2007	††	210,532	210,532
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	631,597	631,597
Bank of Montreal
5.400%	04/02/2007	††	210,532	210,532
Bank of Montreal
5.270%	04/11/2007	††	210,532	210,532
Bank of Montreal
5.270%	04/20/2007	††	315,798	315,798
Bank of Nova Scotia
5.280%	04/02/2007	††	315,798	315,798
Bank of Nova Scotia
5.280%	04/09/2007	††	210,532	210,532
Barclays
5.315%	04/23/2007	††	421,065	421,065
Barclays
5.310%	04/02/2007	††	526,331	526,331
Barclays
5.310%	04/09/2007	††	$210,532	$210,532
Barclays
5.300%	05/16/2007	††	315,798	315,798
Barclays
5.285%	05/07/2007	††	210,532	210,532
Barton Capital LLC
5.288%	04/12/2007	††	210,532	210,532
Barton Capital LLC
5.276%	04/11/2007	††	210,532	210,532
Barton Capital LLC
5.268%	04/05/2007	††	210,532	210,532
BNP Paribas
5.420%	04/02/2007	††	210,532	210,532
CAFCO Funding LLC
5.282%	04/17/2007	††	105,266	105,266
Calyon
5.305%	05/24/2007	††	315,798	315,798
Calyon
5.300%	05/17/2007	††	105,266	105,266
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	631,597	631,597
Charta LLC
5.296%	05/09/2007	††	210,532	210,532
CIESCO
5.279%	04/16/2007	††	315,798	315,798
Citigroup
5.310%	05/04/2007	††	210,532	210,532
Clipper Receivables Corporation
5.282%	04/04/2007	††	105,266	105,266
Compass Securitization Corporation
5.295%	04/17/2007	††	210,532	210,532
Compass Securitization Corporation
5.293%	04/25/2007	††	210,532	210,532
CRC Funding LLC
5.287%	04/25/2007	††	210,532	210,532
CRC Funding LLC
5.280%	04/17/2007	††	315,798	315,798
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	526,331	526,331
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	105,266	105,266
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	105,266	105,266
Den Danske Bank
5.285%	04/30/2007	††	210,532	210,532
Den Danske Bank
5.271%	04/10/2007	††	210,532	210,532
Deutsche Bank
5.300%	05/15/2007	††	210,532	210,532
Deutsche Bank
5.280%	04/10/2007	††	210,532	210,532
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	210,532	210,532
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	210,532	210,532
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	210,532	210,532
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	210,532	210,532
First Tennessee National Corporation
5.310%	05/02/2007	††	210,532	210,532
Fortis Bank
5.300%	06/25/2007	††	210,532	210,532
Fortis Bank
5.270%	04/12/2007	††	210,532	210,532
Fortis Bank
5.270%	04/13/2007	††	421,065	421,065

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
Fortis Bank
5.270%	04/16/2007	††	$210,532	$210,532
Greyhawk Funding
5.282%	04/17/2007	††	105,266	105,266
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	105,266	105,266
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	315,798	315,798
Jupiter Securitization Corporation
5.292%	04/19/2007	††	210,532	210,532
Jupiter Securitization Corporation
5.275%	04/09/2007	††	210,532	210,532
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	210,532	210,532
Lexington Parker Capital Company
5.294%	04/17/2007	††	210,532	210,532
Lexington Parker Capital Company
5.289%	04/18/2007	††	105,266	105,266
Liberty Street Funding Corporation
5.289%	04/26/2007	††	210,532	210,532
Lloyds TSB Bank
5.270%	04/05/2007	††	210,532	210,532
Merrill Lynch & Company
5.428%	04/02/2007	††	3,910,239	3,910,239
Morgan Stanley & Company
5.428%	04/02/2007	††	2,315,855	2,315,855
Old Line Funding LLC
5.285%	04/23/2007	††	210,532	210,532
Paradigm Funding LLC
5.302%	04/25/2007	††	105,266	105,266
Paradigm Funding LLC
5.292%	04/16/2007	††	105,266	105,266
Paradigm Funding LLC
5.291%	04/24/2007	††	210,532	210,532
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	105,266	105,266
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	210,532	210,532
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	105,266	105,266
Rabobank Nederland
5.400%	04/02/2007	††	631,597	631,597
Rabobank Nederland
5.270%	04/10/2007	††	210,532	210,532
Ranger Funding Corporation
5.291%	05/01/2007	††	210,532	210,532
Ranger Funding Corporation
5.285%	04/12/2007	††	210,532	210,532
Regions Bank
5.300%	04/23/2007	††	210,532	210,532
Royal Bank of Scotland
5.310%	05/25/2007	††	315,798	315,798
Royal Bank of Scotland
5.300%	05/08/2007	††	105,266	105,266
Royal Bank of Scotland
5.300%	05/09/2007	††	105,266	105,266
Royal Bank of Scotland
5.285%	05/07/2007	††	210,532	210,532
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	210,532	210,532
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	210,532	210,532
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	210,532	210,532
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	$210,532	$210,532
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	105,266	105,266
Societe Generale
5.380%	04/02/2007	††	421,065	421,065
Societe Generale
5.310%	05/24/2007	††	210,532	210,532
Societe Generale
5.270%	04/05/2007	††	315,798	315,798
Svenska Handlesbanken
5.375%	04/02/2007	††	222,395	222,395
Swedbank AB
5.300%	05/11/2007	††	421,065	421,065
Three Pillars Funding LLC
5.296%	04/24/2007	††	102,724	102,724
UBS AG
5.285%	04/06/2007	††	631,597	631,597
Variable Funding Capital Company
5.278%	04/19/2007	††	210,532	210,532
Variable Funding Capital Company
5.278%	04/20/2007	††	105,266	105,266
Yorktown Capital LLC
5.297%	04/19/2007	††	210,532	210,532
Yorktown Capital LLC
5.296%	04/02/2007	††	210,532	210,532
Yorktown Capital LLC
5.286%	04/04/2007	††	210,532	210,532
Yorktown Capital LLC
5.285%	04/12/2007	††	210,551	210,551
				27,288,644
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	526,331	526,331
Bank of America
5.270%	05/08/2007	††	421,065	421,065
				947,396
TOTAL CASH EQUIVALENTS
(Cost $29,270,140)				29,270,140
TOTAL INVESTMENTS—99.7%
(Cost $627,668,186)				758,328,500
Other assets less liabilities—0.3%				2,222,353
NET ASSETS—100.0%				$760,550,853

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—92.2%
Aerospace & Defense—1.1%
Honeywell International, Inc.	378,000	$17,410,680
Airlines—1.3%
FedEx Corporation	190,000	20,411,700
Automotive—2.0%
Ford Motor Company †	200,000	1,578,000
General Motors Corporation †	804,000	24,634,560
Genuine Parts Company	90,552	4,437,048
		30,649,608
Banking—8.4%
American Express Company	50,000	2,820,000
Bank of America Corporation	440,492	22,473,902
Capital One Financial Corporation	112,000	8,451,520
Citigroup, Inc.	355,669	18,260,046
Fannie Mae	40,806	2,227,191
Fifth Third Bancorp	75,000	2,901,750
JPMorgan Chase & Company	250,000	12,095,000
Keycorp	100,000	3,747,000
Mellon Financial Corporation	150,000	6,471,000
National City Corporation	85,000	3,166,250
SLM Corporation	302,400	12,368,160
State Street Corporation	110,000	7,122,500
SunTrust Banks, Inc.	40,000	3,321,600
U.S. Bancorp	100,000	3,497,000
Wachovia Corporation	166,004	9,138,520
Washington Mutual, Inc.	189,545	7,653,827
Wells Fargo & Company	170,000	5,853,100
		131,568,366
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	186,300	16,359,003
Anheuser-Busch Companies, Inc.	125,000	6,307,500
Archer-Daniels-Midland Company	50,000	1,835,000
Campbell Soup Company	99,712	3,883,782
Coca-Cola Company (The)	120,000	5,760,000
General Mills, Inc.	80,022	4,658,881
Hershey Company (The) †	50,000	2,733,000
HJ Heinz Company	121,000	5,701,520
Imperial Tobacco Group PLC (United Kingdom)	168,300	15,103,242
Kraft Foods, Inc. Class A †	120,000	3,799,200
McCormick & Company, Inc.	75,000	2,889,000
UST, Inc.	153,337	8,890,479
		77,920,607
Building Materials—2.9%
Cemex SAB de CV (Mexico) *	731,166	23,945,687
Hanson PLC Sponsored ADR (United Kingdom)	106,700	8,635,231
Home Depot, Inc.	354,600	13,028,004
		45,608,922
Chemicals—1.6%
Avery Dennison Corporation	85,000	5,462,100
Dow Chemical Company (The)	39,771	1,823,898
EI Du Pont de Nemours & Company	291,446	14,406,176
International Flavors & Fragrances, Inc.	70,000	3,305,400
		24,997,574
Commercial Services—0.3%
H&R Block, Inc. †	90,000	$1,893,600
Waste Management, Inc.	100,000	3,441,000
		5,334,600
Communications—0.6%
L-3 Communications Holdings, Inc.	79,300	6,936,371
Motorola, Inc.	100,000	1,767,000
		8,703,371
Computer Software & Processing—0.4%
Microsoft Corporation	200,000	5,574,000
Computers & Information—4.6%
3M Company	155,300	11,869,579
Dell, Inc. *	2,115,500	49,100,755
International Business Machines Corporation	60,000	5,655,600
Pitney Bowes, Inc.	107,700	4,888,503
		71,514,437
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	100,000	3,726,000
Colgate-Palmolive Company	80,000	5,343,200
		9,069,200
Electric Utilities—2.7%
Dominion Resources, Inc.	86,200	7,651,974
Duke Energy Corporation	594,024	12,052,747
Entergy Corporation	105,200	11,037,584
FirstEnergy Corporation	50,000	3,312,000
NiSource, Inc.	130,000	3,177,200
Progress Energy, Inc. †	100,000	5,044,000
		42,275,505
Electrical Equipment—1.6%
Cooper Industries Ltd. Class A (Bermuda)	120,000	5,398,800
Emerson Electric Company	206,800	8,911,012
General Electric Company	325,000	11,492,000
		25,801,812
Electronics—3.3%
Analog Devices, Inc.	125,000	4,311,250
Eastman Kodak Company †	135,741	3,062,317
Intel Corporation	175,000	3,347,750
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands) †	660,000	25,146,000
Raytheon Company	100,000	5,246,000
Sony Corporation ADR (Japan) †	125,000	6,311,250
Texas Instruments, Inc.	125,000	3,762,500
		51,187,067
Entertainment & Leisure—4.4%
Discovery Holding Company Class A *	1,209,800	23,143,474
Mattel, Inc.	175,000	4,824,750
Time Warner, Inc.	250,000	4,930,000
Walt Disney Company	1,054,000	36,289,220
		69,187,444
Financial Services—0.7%
Charles Schwab Corporation (The)	250,000	4,572,500
Morgan Stanley	90,000	7,088,400
		11,660,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.8%
International Paper Company	175,000	$6,370,000
Kimberly-Clark Corporation	45,259	3,099,789
MeadWestvaco Corporation	75,000	2,313,000
		11,782,789
Heavy Machinery—1.6%
Applied Materials, Inc. †	200,000	3,664,000
Ingersoll-Rand Company Class A (Bermuda)	50,000	2,168,500
Pall Corporation	120,000	4,560,000
Stanley Works (The) †	263,000	14,559,680
		24,952,180
Home Construction, Furnishings & Appliances—0.2%
Masco Corporation	110,000	3,014,000
Household Products—1.6%
Fortune Brands, Inc. †	37,765	2,976,637
Illinois Tool Works, Inc.	325,800	16,811,280
Newell Rubbermaid, Inc.	185,000	5,751,650
		25,539,567
Industrial—Diversified—0.1%
Tyco International Ltd. (Bermuda)	50,000	1,577,500
Insurance—9.7%
Allstate Corporation (The)	117,000	7,027,020
American International Group, Inc.	299,914	20,160,219
AON Corporation †	766,000	29,077,360
Fairfax Financial Holdings Ltd. (Canada) †	110,000	24,703,800
Hartford Financial Services Group, Inc.	106,500	10,179,270
Lincoln National Corporation	49,690	3,368,485
MGIC Investment Corporation †	125,300	7,382,676
Marsh & McLennan Companies, Inc.	140,000	4,100,600
Progressive Corporation (The)	125,000	2,727,500
Travelers Cos., Inc. (The)	183,806	9,515,637
UnitedHealth Group, Inc.	233,300	12,357,901
UnumProvident Corporation	105,000	2,418,150
WellPoint, Inc. *	194,200	15,749,620
XL Capital Ltd. Class A (Cayman Islands)	48,200	3,372,072
		152,140,310
Media—Broadcasting & Publishing—7.7%
CBS Corporation Class B	70,000	2,141,300
Comcast Corporation Special Class A *	442,500	11,270,475
DIRECTV Group (The), Inc. *	1,099,000	25,353,930
Dow Jones & Company, Inc. †	98,000	3,378,060
Gannett Company, Inc. †	184,800	10,402,392
Liberty Media Corporation Interactive Class A *	1,193,250	28,423,215
Liberty Media Holdings Corporation Capital Class A *	258,050	28,537,750
New York Times Company Class A †	160,000	3,761,600
Tribune Company †	150,000	4,816,500
Viacom, Inc. Class B *	70,000	2,877,700
		120,962,922
Medical Supplies—1.4%
Baxter International, Inc.	299,300	$15,764,131
Boston Scientific Corporation *	175,000	2,544,500
Johnson & Johnson	60,000	3,615,600
		21,924,231
Metals—0.3%
Alcoa, Inc.	125,000	4,237,500
Oil & Gas—9.7%
BP Amoco PLC ADR (United Kingdom)	109,356	7,080,801
Baker Hughes, Inc.	75,000	4,959,750
BJ Services Company	110,000	3,069,000
Chesapeake Energy Corporation †	851,000	26,278,880
Chevron Corporation	139,758	10,336,502
ConocoPhillips	206,100	14,086,935
Exxon Mobil Corporation	124,760	9,413,142
Hess Corporation	225,000	12,480,750
Marathon Oil Corporation	141,300	13,964,679
Murphy Oil Corporation	40,000	2,136,000
Occidental Petroleum Corporation	271,200	13,372,872
Pioneer Natural Resources Company	527,000	22,718,970
Royal Dutch Shell PLC Class A ADR (United Kingdom)	70,781	4,692,780
Spectra Energy Corp.	297,012	7,802,505
		152,393,566
Pharmaceuticals—5.2%
Abbott Laboratories	75,000	4,185,000
Amgen, Inc. *	60,000	3,352,800
Bristol-Myers Squibb Company	605,100	16,797,576
Eli Lilly & Company	100,000	5,371,000
MedImmune, Inc. †*	75,000	2,729,250
Merck & Company, Inc.	175,000	7,729,750
Pfizer, Inc.	653,200	16,499,832
Schering-Plough Corporation	412,300	10,517,773
Wyeth	273,400	13,678,202
		80,861,183
Restaurants—1.9%
Yum! Brands, Inc.	517,000	29,861,920
Retailers—1.7%
Bed Bath & Beyond, Inc. *	50,000	2,008,500
Dollar General Corporation †	496,400	10,498,860
JC Penney Company, Inc.	79,000	6,490,640
RadioShack Corporation †	175,000	4,730,250
Wal-Mart Stores, Inc.	75,000	3,521,250
		27,249,500
Telephone Systems—6.5%
Alltel Corporation	80,000	4,960,000
AT&T, Inc.	536,342	21,147,965
Nokia Corporation Sponsored ADR (Finland) †	690,800	15,833,136
Qwest Communications International, Inc. †*	600,000	5,394,000
Sprint Nextel Corporation †	1,711,000	32,440,560
Verizon Communications, Inc.	546,741	20,732,419
Windstream Corporation	82,714	1,215,069
		101,723,149
Transportation—2.3%
Burlington Northern Santa Fe Corporation	147,300	11,847,339
Carnival Corporation	200,600	9,400,116

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Norfolk Southern Corporation	84,540	$4,277,724
Union Pacific Corporation	70,997	7,209,745
United Parcel Service, Inc. Class B	50,000	3,505,000
		36,239,924
TOTAL COMMON STOCKS
(Cost $1,106,119,938)		1,443,336,034

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.8%
Banking—0.9%
Ciesco LLC, 144A
5.250%	04/10/2007	**	$7,400,000	7,389,209
Park Avenue Receivables Corp., 144A
5.260%	04/09/2007	**	1,000,000	998,685
Park Avenue Receivables Corp., 144A
5.250%	04/03/2007	**	5,500,000	5,497,594
				13,885,488
Financial Services—0.9%
CAFCO LLC, 144A
5.260%	04/18/2007	**	7,000,000	6,981,590
CRC Funding LLC, 144A
5.250%	04/20/2007	**	4,000,000	3,988,333
Fairway Finance Corp., 144A
5.250%	04/02/2007	**	3,500,000	3,498,979
				14,468,902
TOTAL COMMERCIAL PAPER
(Cost $28,354,390)				28,354,390

CASH EQUIVALENTS—11.9%
Institutional Money Market Funds—0.4%
BGI Institutional Money Market Fund		††	2,003,322	2,003,322
Reserve Primary Money Market Fund		††	4,556,674	4,556,674
				6,559,996
Bank & Certificate Deposits/ Offshore Time Deposits—11.1%
Abbey National PLC
5.270%	04/03/2007	††	1,335,548	1,335,548
Abbey National PLC
5.270%	04/26/2007	††	1,335,548	1,335,548
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	4,006,643	4,006,643
Bank of Montreal
5.400%	04/02/2007	††	1,335,548	1,335,548
Bank of Montreal
5.270%	04/11/2007	††	1,335,548	1,335,548
Bank of Montreal
5.270%	04/20/2007	††	2,003,322	2,003,322
Bank of Nova Scotia
5.280%	04/02/2007	††	2,003,322	2,003,322
Bank of Nova Scotia
5.280%	04/09/2007	††	1,335,548	1,335,548
Barclays
5.315%	04/23/2007	††	2,671,095	2,671,095
Barclays
5.310%	04/02/2007	††	3,338,869	3,338,869

Coupon Rate	Maturity Date		Face	Value
Barclays
5.310%	04/09/2007	††	$1,335,548	$1,335,548
Barclays
5.300%	05/16/2007	††	2,003,322	2,003,322
Barclays
5.285%	05/07/2007	††	1,335,548	1,335,548
Barton Capital LLC
5.288%	04/12/2007	††	1,335,548	1,335,548
Barton Capital LLC
5.276%	04/11/2007	††	1,335,548	1,335,548
Barton Capital LLC
5.268%	04/05/2007	††	1,335,548	1,335,548
BNP Paribas
5.420%	04/02/2007	††	1,335,548	1,335,548
CAFCO Funding LLC
5.282%	04/17/2007	††	667,773	667,773
Calyon
5.305%	05/24/2007	††	2,003,322	2,003,322
Calyon
5.300%	05/17/2007	††	667,773	667,773
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	4,006,643	4,006,643
Charta LLC
5.296%	05/09/2007	††	1,335,548	1,335,548
CIESCO
5.279%	04/16/2007	††	2,003,322	2,003,322
Citigroup
5.310%	05/04/2007	††	1,335,548	1,335,548
Clipper Receivables Corporation
5.282%	04/04/2007	††	667,773	667,773
Compass Securitization Corporation
5.295%	04/17/2007	††	1,335,548	1,335,548
Compass Securitization Corporation
5.293%	04/25/2007	††	1,335,548	1,335,548
CRC Funding LLC
5.287%	04/25/2007	††	1,335,548	1,335,548
CRC Funding LLC
5.280%	04/17/2007	††	2,003,322	2,003,322
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	3,338,869	3,338,869
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	667,773	667,773
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	667,773	667,773
Den Danske Bank
5.285%	04/30/2007	††	1,335,548	1,335,548
Den Danske Bank
5.271%	04/10/2007	††	1,335,548	1,335,548
Deutsche Bank
5.300%	05/15/2007	††	1,335,548	1,335,548
Deutsche Bank
5.280%	04/10/2007	††	1,335,548	1,335,548
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	1,335,548	1,335,548
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	1,335,548	1,335,548
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	1,335,548	1,335,548
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	1,335,548	1,335,548
First Tennessee National Corporation
5.310%	05/02/2007	††	1,335,548	1,335,548
Fortis Bank
5.300%	06/25/2007	††	1,335,548	1,335,548
Fortis Bank
5.270%	04/12/2007	††	1,335,548	1,335,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fortis Bank
5.270%	04/13/2007	††	$2,671,095	$2,671,095
Fortis Bank
5.270%	04/16/2007	††	1,335,548	1,335,548
Greyhawk Funding
5.282%	04/17/2007	††	667,773	667,773
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	667,773	667,773
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	2,003,322	2,003,322
Jupiter Securitization Corporation
5.292%	04/19/2007	††	1,335,548	1,335,548
Jupiter Securitization Corporation
5.275%	04/09/2007	††	1,335,548	1,335,548
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	1,335,548	1,335,548
Lexington Parker Capital Company
5.294%	04/17/2007	††	1,335,548	1,335,548
Lexington Parker Capital Company
5.289%	04/18/2007	††	667,773	667,773
Liberty Street Funding Corporation
5.289%	04/26/2007	††	1,335,548	1,335,548
Lloyds TSB Bank
5.270%	04/05/2007	††	1,335,548	1,335,548
Merrill Lynch & Company
5.428%	04/02/2007	††	24,805,268	24,805,268
Morgan Stanley & Company
5.428%	04/02/2007	††	14,691,025	14,691,025
Old Line Funding LLC
5.285%	04/23/2007	††	1,335,548	1,335,548
Paradigm Funding LLC
5.302%	04/25/2007	††	667,773	667,773
Paradigm Funding LLC
5.292%	04/16/2007	††	667,773	667,773
Paradigm Funding LLC
5.291%	04/24/2007	††	1,335,548	1,335,548
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	667,773	667,773
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	1,335,548	1,335,548
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	667,773	667,773
Rabobank Nederland
5.400%	04/02/2007	††	4,006,643	4,006,643
Rabobank Nederland
5.270%	04/10/2007	††	1,335,548	1,335,548
Ranger Funding Corporation
5.291%	05/01/2007	††	1,335,548	1,335,548
Ranger Funding Corporation
5.285%	04/12/2007	††	1,335,548	1,335,548
Regions Bank
5.300%	04/23/2007	††	1,335,548	1,335,548
Royal Bank of Scotland
5.310%	05/25/2007	††	2,003,322	2,003,322
Royal Bank of Scotland
5.300%	05/08/2007	††	667,773	667,773
Royal Bank of Scotland
5.300%	05/09/2007	††	667,773	667,773
Royal Bank of Scotland
5.285%	05/07/2007	††	1,335,548	1,335,548
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	1,335,548	1,335,548
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	1,335,548	1,335,548
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	$1,335,548	$1,335,548
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	1,335,548	1,335,548
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	667,773	667,773
Societe Generale
5.380%	04/02/2007	††	2,671,095	2,671,095
Societe Generale
5.310%	05/24/2007	††	1,335,548	1,335,548
Societe Generale
5.270%	04/05/2007	††	2,003,322	2,003,322
Svenska Handlesbanken
5.375%	04/02/2007	††	1,410,801	1,410,801
Swedbank AB
5.300%	05/11/2007	††	2,671,095	2,671,095
Three Pillars Funding LLC
5.296%	04/24/2007	††	651,645	651,645
UBS AG
5.285%	04/06/2007	††	4,006,643	4,006,643
Variable Funding Capital Company
5.278%	04/19/2007	††	1,335,548	1,335,548
Variable Funding Capital Company
5.278%	04/20/2007	††	667,773	667,773
Yorktown Capital LLC
5.297%	04/19/2007	††	1,335,548	1,335,548
Yorktown Capital LLC
5.296%	04/02/2007	††	1,335,540	1,335,540
Yorktown Capital LLC
5.286%	04/04/2007	††	1,335,548	1,335,548
Yorktown Capital LLC
5.285%	04/12/2007	††	1,335,548	1,335,548
				173,110,183
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.310%	07/10/2007	††	3,338,869	3,338,869
Bank of America
5.270%	05/08/2007	††	2,671,095	2,671,095
				6,009,964
TOTAL CASH EQUIVALENTS
(Cost $185,680,143)				185,680,143

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Face	Value

REPURCHASE AGREEMENTS—5.9%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $92,383,786 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.276% to 8.375%, maturity dates ranging from 12/25/2023 to 01/15/2036 and an aggregate market value of $96,965,401.	$92,348,000	$92,348,000
TOTAL INVESTMENTS—111.8%
(Cost $1,412,502,471)		1,749,718,567
Other assets less liabilities—(11.8%)		(184,535,366)
NET ASSETS—100.0%		$1,565,183,201

Legend to the Schedule of Investments:

ADR American Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.62% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—97.5%
Advertising—0.5%
Getty Images, Inc. *	44,400	$2,159,172
Monster Worldwide, Inc. *	50,600	2,396,922
Omnicom Group	8,900	911,182
		5,467,276
Aerospace & Defense—2.1%
Goodrich Corporation	82,700	4,257,396
General Dynamics Corporation	166,800	12,743,520
Textron, Inc.	28,400	2,550,320
United Technologies Corporation	87,300	5,674,500
		25,225,736
Airlines—0.1%
FedEx Corporation	7,300	784,239
Apparel Retailers—0.9%
Gap (The), Inc.	185,900	3,199,339
Kohl’s Corporation *	90,800	6,956,188
Urban Outfitters, Inc. *	26,100	691,911
		10,847,438
Automotive—0.3%
Ford Motor Company †	291,900	2,303,091
General Motors Corporation †	37,000	1,133,680
		3,436,771
Banking—12.3%
American Express Company	99,500	5,611,800
AmeriCredit Corporation *†	31,400	717,804
Bank of America Corporation	322,800	16,469,256
Bank of New York Company, Inc. (The)	133,500	5,413,425
Capital One Financial Corporation	18,300	1,380,918
Citigroup, Inc.	412,550	21,180,317
Commerce Bancorp, Inc. †	18,600	620,868
Compass Bancshares, Inc.	24,000	1,651,200
Deutsche Boerse AG (Germany)	5,646	1,295,985
Fannie Mae	53,500	2,920,030
Fifth Third Bancorp	46,600	1,802,954
Freddie Mac	34,500	2,052,405
Hudson City Bancorp, Inc.	170,000	2,325,600
IndyMac Bancorp, Inc. †	17,100	548,055
JPMorgan Chase & Company	299,336	14,481,876
Mellon Financial Corporation	53,400	2,303,676
Northern Trust Corporation	54,400	3,271,616
PNC Financial Services Group, Inc.	55,600	4,001,532
SLM Corporation	246,100	10,065,490
State Street Corporation	164,800	10,670,800
SunTrust Banks, Inc.	37,000	3,072,480
U.S. Bancorp †	164,100	5,738,577
Wachovia Corporation	221,480	12,192,474
Washington Mutual, Inc.	166,100	6,707,118
Wells Fargo & Company	323,900	11,151,877
		147,648,133
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	156,503	13,742,528
Altria Group, Inc.	3,400	224,026
Anheuser-Busch Companies, Inc.	13,284	670,311
Campbell Soup Company	83,400	3,248,430
Coca-Cola Company (The)	39,000	1,872,000
HJ Heinz Company	16,700	786,904
Kellogg Company	83,600	4,299,548
Kraft Foods, Inc. Class A †	75,600	2,393,496
Pepsico, Inc.	219,500	$13,951,420
Sara Lee Corporation	214,300	3,625,956
Supervalu, Inc.	108,400	4,235,188
Sysco Corporation	104,700	3,542,001
Tyson Foods, Inc. Class A †	302,500	5,871,525
Unilever NV (Netherlands)	67,100	1,960,662
		60,423,995
Building Materials—1.0%
Home Depot, Inc.	113,900	4,184,686
Lowe’s Companies, Inc. †	245,700	7,737,093
		11,921,779
Chemicals—2.4%
Agrium, Inc. (Canada)	116,400	4,461,612
Air Products & Chemicals, Inc.	10,900	805,401
Dow Chemical Company (The)	156,600	7,181,676
EI Du Pont de Nemours & Company	165,700	8,190,551
Huntsman Corporation	96,700	1,846,003
Methanex Corporation (Canada)	32,300	721,259
Monsanto Company	59,900	3,292,104
NOVA Chemicals Corporation (Canada) †	26,400	817,344
Potash Corporation of Saskatchewan, Inc. (Canada) †	7,400	1,183,482
		28,499,432
Coal—0.1%
Arch Coal, Inc.	44,000	1,350,360
Commercial Services—0.6%
Accenture Ltd. Class A (Bermuda)	7,600	292,904
Fluor Corporation †	62,100	5,571,612
Paychex, Inc.	23,000	871,010
Siemens AG Sponsored ADR (Germany) †	9,000	964,800
		7,700,326
Communications—2.0%
American Tower Corporation Class A *	168,500	6,563,075
Corning, Inc. *	357,500	8,129,550
Qualcomm, Inc.	161,200	6,876,792
Telefonaktiebolaget LM Ericsson ADR (Sweden) †	62,000	2,299,580
		23,868,997
Computer Software & Processing—6.5%
Adobe Systems, Inc. *	70,900	2,956,530
Affiliated Computer Services, Inc. Class A *	36,000	2,119,680
Autodesk, Inc. *	63,400	2,383,840
Automatic Data Processing, Inc.	105,400	5,101,360
Cerner Corporation *†	12,500	680,625
Compuware Corporation *	67,300	638,677
Electronic Arts, Inc. *	33,900	1,707,204
Google, Inc. Class A *	36,100	16,539,576
Intuit, Inc. *	41,500	1,135,440
Juniper Networks, Inc. *	175,500	3,453,840
Microsoft Corporation	756,300	21,078,081
NAVTEQ Corporation *†	16,000	552,000
Oracle Corporation *	185,800	3,368,554
SAP AG ADR (Germany) †	55,000	2,455,750
Sun Microsystems, Inc. *	1,193,700	7,174,137
Symantec Corporation *	37,700	652,210
Yahoo!, Inc. *	183,400	5,738,586
		77,736,090

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Computers & Information—3.2%
Apple Computer, Inc. *	57,300	$5,323,743
Brocade Communications Systems, Inc. *	153,500	1,461,320
Dell, Inc. *	156,800	3,639,328
EMC Corporation *†	421,900	5,843,315
Hewlett-Packard Company	143,300	5,752,062
International Game Technology	92,000	3,714,960
Jabil Circuit, Inc.	85,800	1,836,978
Pitney Bowes, Inc.	97,800	4,439,142
SanDisk Corporation *	100,600	4,406,280
Seagate Technology (Cayman Islands)	104,200	2,427,860
		38,844,988
Cosmetics & Personal Care—1.1%
Avon Products, Inc.	61,634	2,296,483
Colgate-Palmolive Company	59,700	3,987,363
Procter & Gamble Company	99,175	6,263,893
		12,547,739
Electric Utilities—1.8%
AES Corporation (The) *	82,800	1,781,856
Edison International	28,900	1,419,857
Entergy Corporation	41,900	4,396,148
Exelon Corporation	85,200	5,854,092
FPL Group, Inc.	82,200	5,028,174
NiSource, Inc.	23,100	564,564
SCANA Corporation	70,100	3,026,217
		22,070,908
Electrical Equipment—3.3%
Cooper Industries Ltd. Class A (Bermuda)	23,000	1,034,770
Emerson Electric Company	27,400	1,180,666
General Electric Company	1,045,100	36,954,736
		39,170,172
Electronics—5.0%
ASM Lithography Holdings NV New York Registered Shares (Netherlands) *†	58,100	1,437,975
Agilent Technologies, Inc. *	19,472	656,012
Altera Corporation *	183,000	3,658,170
Analog Devices, Inc.	75,600	2,607,444
Cisco Systems, Inc. *	774,050	19,761,496
Fairchild Semiconductor International, Inc. *†	48,800	815,936
Flextronics International Ltd. (Singapore) *	171,400	1,875,116
Garmin Ltd. (Cayman Islands) †	1,000	54,150
Intel Corporation	344,000	6,580,720
Linear Technology Corporation	36,000	1,137,240
Marvell Technology Group Ltd. (Bermuda) *	205,700	3,457,817
Maxim Integrated Products, Inc.	99,400	2,922,360
Qimonda AG, ADR (Germany) *	36,300	521,268
Rockwell Collins, Inc.	21,000	1,405,530
Silicon Laboratories, Inc. *	22,000	658,240
Teledyne Technologies, Inc. *	54,100	2,025,504
Teradyne, Inc. *†	50,800	840,232
Texas Instruments, Inc.	86,400	2,600,640
Xilinx, Inc.	244,800	6,298,704
		59,314,554
Entertainment & Leisure—0.9%
Time Warner, Inc.	358,500	$7,069,620
Walt Disney Company	114,100	3,928,463
		10,998,083
Financial Services—5.2%
Ameriprise Financial, Inc.	22,400	1,279,936
Berkshire Hathaway, Inc. Class A *†	22	2,397,780
Charles Schwab Corporation (The)	199,300	3,645,197
Chicago Mercantile Exchange	4,500	2,396,070
Countrywide Financial Corporation	63,700	2,142,868
E*Trade Financial Corporation *	158,800	3,369,736
Franklin Resources, Inc.	54,100	6,536,903
Goldman Sachs Group, Inc.	62,400	12,893,712
IntercontinentalExchange, Inc. *†	9,900	1,209,879
Legg Mason, Inc.	37,500	3,532,875
Lehman Brothers Holdings, Inc.	9,600	672,672
Merrill Lynch & Company, Inc.	41,300	3,372,971
Morgan Stanley	62,600	4,930,376
Nuveen Investments, Inc. Class A	55,400	2,620,420
UBS AG (Switzerland)	86,900	5,192,914
UBS AG (Switzerland)	93,400	5,550,762
		61,745,071
Food Retailers—0.8%
Kroger Company (The)	142,100	4,014,325
Safeway, Inc.	164,600	6,030,944
		10,045,269
Forest Products & Paper—0.3%
International Paper Company	19,300	702,520
Kimberly-Clark Corporation	44,500	3,047,805
		3,750,325
Health Care Providers—0.5%
DaVita, Inc. *	41,500	2,212,780
Express Scripts, Inc. *	34,300	2,768,696
Laboratory Corporation of America Holdings *†	11,300	820,719
		5,802,195
Heavy Construction—0.0%
Lennar Corporation Class A †	9,100	384,111
Heavy Machinery—1.8%
American Standard Companies, Inc.	168,000	8,907,360
Applied Materials, Inc.	329,300	6,032,776
Deere & Company	42,800	4,649,792
Joy Global, Inc.	13,400	574,860
Lam Research Corporation *†	19,000	899,460
Parker Hannifin Corporation	8,300	716,373
		21,780,621
Home Construction, Furnishings & Appliances—0.5%
Harman International Industries, Inc.	34,200	3,285,936
Jarden Corporation *†	18,100	693,230
Johnson Controls, Inc.	13,700	1,296,294
Leggett & Platt, Inc.	47,500	1,076,825
		6,352,285
Household Products—0.5%
Fortune Brands, Inc.	900	70,938
Illinois Tool Works, Inc.	103,100	5,319,960
Rohm & Haas Company †	6,700	346,524
		5,737,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Industrial—Diversified—0.3%
Tyco International Ltd. (Bermuda)	117,600	$3,710,280
Insurance—6.2%
ACE Ltd. (Cayman Islands)	94,300	5,380,758
Aflac, Inc.	21,800	1,025,908
Aetna, Inc.	153,400	6,717,386
Allstate Corporation (The)	63,700	3,825,822
AMBAC Financial Group, Inc.	9,500	820,705
American International Group, Inc.	228,400	15,353,048
Chubb Corporation	115,500	5,967,885
Hartford Financial Services Group, Inc.	17,100	1,634,418
Humana, Inc. *	27,400	1,589,748
MBIA, Inc.	12,700	831,723
Marsh & McLennan Companies, Inc.	100,200	2,934,858
Progressive Corporation (The)	37,700	822,614
Prudential Financial, Inc. †	44,000	3,971,440
RenaissanceRe Holdings Ltd. (Bermuda)	16,600	832,324
UnitedHealth Group, Inc.	213,700	11,319,689
WellPoint, Inc. *	123,600	10,023,960
XL Capital Ltd. Class A (Cayman Islands)	25,000	1,749,000
		74,801,286
Lodging—0.9%
Las Vegas Sands Corporation *†	34,300	2,970,723
MGM MIRAGE *	10,000	695,200
Marriott International, Inc. Class A	63,800	3,123,648
Starwood Hotels & Resorts Worldwide, Inc.	13,800	894,930
Wynn Resorts Ltd. †	28,000	2,656,080
		10,340,581
Media—Broadcasting & Publishing—1.1%
Cablevision Systems Corporation Class A	19,281	586,721
CBS Corporation Class B	66,300	2,028,117
Comcast Corporation Class A *	167,850	4,355,707
Grupo Televisa SA ADR (Mexico)	68,400	2,038,320
Time Warner Cable, Inc. Class A *	27,100	1,015,437
Viacom, Inc. Class B *	70,900	2,914,699
		12,939,001
Medical Supplies—3.4%
Alcon, Inc. (Switzerland)	5,600	738,192
Allergan, Inc.	52,400	5,806,968
Baxter International, Inc.	212,500	11,192,375
Beckman Coulter, Inc. †	22,000	1,405,580
Boston Scientific Corporation *	196,900	2,862,926
Johnson & Johnson	500	30,130
Kla-Tencor Corporation	96,000	5,118,720
Medtronic, Inc.	137,200	6,731,032
St. Jude Medical, Inc. *	74,500	2,801,945
Stryker Corporation	52,300	3,468,536
Thermo Fisher Scientific, Inc. *	16,200	757,350
		40,913,754
Metals—2.0%
Alcoa, Inc.	156,600	5,308,740
Barrick Gold Corporation (Canada)	45,800	1,307,590
Cameco Corporation (Canada) †	105,300	4,310,982
Danaher Corporation	175,900	12,568,055
Newmont Mining Corporation	23,000	965,770
		24,461,137
Oil & Gas—7.9%
Anadarko Petroleum Corporation	17,200	$739,256
Baker Hughes, Inc.	105,800	6,996,554
BJ Services Company	62,200	1,735,380
Chevron Corporation	81,172	6,003,481
ConocoPhillips	69,100	4,722,985
EOG Resources, Inc.	30,800	2,197,272
Exxon Mobil Corporation	260,600	19,662,270
GlobalSantaFe Corporation	52,000	3,207,360
Halliburton Company	35,200	1,117,248
Kinder Morgan, Inc.	7,426	790,498
MDU Resources Group, Inc.	34,800	1,000,152
Murphy Oil Corporation †	34,900	1,863,660
Newfield Exploration Company *	95,200	3,970,792
Royal Dutch Shell PLC Class A ADR (United Kingdom)	71,300	4,727,190
Royal Dutch Shell PLC Class B, ADR (United Kingdom) †	21,356	1,422,523
Schlumberger Ltd. (Netherland Antilles)	232,900	16,093,390
Smith International, Inc.	124,100	5,963,005
Sunoco, Inc.	1,700	119,748
Total Fina SA ADR (France)	40,900	2,854,002
Transocean, Inc. (Cayman Islands) *	9,100	743,470
Weatherford International Ltd. (Bermuda) *	63,400	2,859,340
XTO Energy, Inc.	105,600	5,787,936
		94,577,512
Pharmaceuticals—6.9%
Abbott Laboratories	79,700	4,447,260
Amgen, Inc. *	65,200	3,643,376
AstraZeneca Group PLC ADR (United Kingdom)	123,500	6,625,775
Bristol-Myers Squibb Company	152,600	4,236,176
Cardinal Health, Inc.	20,700	1,510,065
Celgene Corporation *	53,100	2,785,626
Eli Lilly & Company	53,400	2,868,114
Endo Pharmaceuticals Holdings, Inc. *	22,200	652,680
Forest Laboratories, Inc. *	170,900	8,791,096
Genentech, Inc. *	103,200	8,474,784
Gilead Sciences, Inc. *	83,000	6,349,500
ImClone Systems, Inc. *†	62,700	2,556,279
Medco Health Solutions, Inc. *	50,600	3,670,018
Merck & Company, Inc.	15,200	671,384
Millennium Pharmaceuticals, Inc. *†	86,200	979,232
Novartis AG (Switzerland)	54,600	3,056,704
Pfizer, Inc.	30,500	770,430
Roche Holding AG–Genusschein (Switzerland)	21,623	3,849,107
Sanofi-Aventis, ADR (France) †	40,500	1,762,155
Schering-Plough Corporation	16,500	420,915
Sepracor, Inc. *†	50,600	2,359,478
Teva Pharmaceutical Industries Ltd. ADR (Israel)	62,000	2,320,660
Wyeth	193,200	9,665,796
		82,466,610
Real Estate—0.8%
Douglas Emmett, Inc. REIT	21,400	546,342
General Growth Properties, Inc. REIT	16,110	1,040,223
Host Hotels & Resorts Inc. †	312,945	8,233,583
		9,820,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Restaurants—0.5%
Cheesecake Factory (The) *	20,600	$548,990
McDonald’s Corporation	119,300	5,374,465
		5,923,455
Retailers—4.4%
Amazon.Com, Inc. *†	104,800	4,169,992
Bed Bath & Beyond, Inc. *†	48,600	1,952,262
Best Buy Company, Inc.	48,000	2,338,560
CVS Corporation †	460,886	15,734,648
Costco Wholesale Corporation	12,600	678,384
eBay, Inc. *	210,100	6,964,815
Federated Department Stores	95,700	4,311,285
Nike, Inc. Class B	6,500	690,690
Target Corporation	198,600	11,769,036
Wal-Mart Stores, Inc.	71,300	3,347,535
Williams-Sonoma, Inc. †	21,100	748,206
		52,705,413
Telephone Systems—3.4%
America Movil SA de CV ADR (Mexico)	96,000	4,587,840
AT&T, Inc.	467,606	18,437,704
Nokia Corporation Sponsored ADR (Finland)	138,400	3,172,128
Qwest Communications International, Inc. *†	115,400	1,037,446
Rogers Communications, Inc. (Canada) †	100,300	3,285,828
Time Warner Telecom, Inc. Class A *	36,300	753,951
Verizon Communications, Inc.	250,900	9,514,128
		40,789,025
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	32,500	1,626,625
Hanesbrands, Inc. *	84,837	2,493,359
		4,119,984
Transportation—0.7%
Carnival Corporation	12,700	595,122
Expeditors International Washington, Inc.	47,300	1,954,436
United Parcel Service, Inc. Class B	77,800	5,453,780
		8,003,338
TOTAL COMMON STOCKS
(Cost $951,285,212)		1,169,025,839

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automotive—0.1%
Ford Motor Company
4.250%	12/15/2036
(Cost $923,674)			$918,000	1,016,685

COMMERCIAL PAPER—0.2%
Banking—0.1%
Tulip Funding Corporation, 144A
5.260%	04/25/2007	**	$1,300,000	$1,295,251
Financial Services—0.1%
Alpine Securitization Corp., 144a
5.260%	04/11/2007	**	1,000,000	998,393
TOTAL COMMERCIAL PAPER
(Cost $2,293,644)					2,293,644

CASH EQUIVALENTS—8.4%
Institutional Money Market Funds—0.3%
BGI Institutional Money Market Fund		††	1,084,336	1,084,336
Reserve Primary Money Market Fund		††	2,466,388	2,466,388
				3,550,724
Bank & Certificate Deposits/ Offshore Time Deposits—7.8%
Abbey National PLC
5.270%	04/03/2007	††	722,892	722,892
Abbey National PLC
5.270%	04/26/2007	††	722,892	722,892
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	2,168,674	2,168,674
Bank of Montreal
5.400%	04/02/2007	††	722,892	722,892
Bank of Montreal
5.270%	04/11/2007	††	722,892	722,892
Bank of Montreal
5.270%	04/20/2007	††	1,084,336	1,084,336
Bank of Nova Scotia
5.280%	04/02/2007	††	1,084,336	1,084,336
Bank of Nova Scotia
5.280%	04/09/2007	††	722,892	722,892
Barclays
5.315%	04/23/2007	††	1,445,782	1,445,782
Barclays
5.310%	04/02/2007	††	1,807,228	1,807,228
Barclays
5.310%	04/09/2007	††	722,892	722,892
Barclays
5.300%	05/16/2007	††	1,084,336	1,084,336
Barclays
5.285%	05/07/2007	††	722,892	722,892
Barton Capital LLC
5.288%	04/12/2007	††	722,892	722,892
Barton Capital LLC
5.276%	04/11/2007	††	722,892	722,892
Barton Capital LLC
5.268%	04/05/2007	††	722,892	722,892
BNP Paribas
5.420%	04/02/2007	††	722,892	722,892
CAFCO Funding LLC
5.282%	04/17/2007	††	361,445	361,445
Calyon
5.305%	05/24/2007	††	1,084,336	1,084,336
Calyon
5.300%	05/17/2007	††	361,445	361,445
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	2,168,674	2,168,674
Charta LLC
5.296%	05/09/2007	††	722,892	722,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
CIESCO
5.279%	04/16/2007	††	$1,084,336	$1,084,336
Citigroup
5.310%	05/04/2007	††	722,892	722,892
Clipper Receivables Corporation
5.282%	04/04/2007	††	361,445	361,445
Compass Securitization Corporation
5.295%	04/17/2007	††	722,892	722,892
Compass Securitization Corporation
5.293%	04/25/2007	††	722,892	722,892
CRC Funding LLC
5.287%	04/25/2007	††	722,892	722,892
CRC Funding LLC
5.280%	04/17/2007	††	1,084,336	1,084,336
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	1,807,228	1,807,228
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	361,445	361,445
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	361,445	361,445
Den Danske Bank
5.285%	04/30/2007	††	722,892	722,892
Den Danske Bank
5.271%	04/10/2007	††	722,892	722,892
Deutsche Bank
5.300%	05/15/2007	††	722,892	722,892
Deutsche Bank
5.280%	04/10/2007	††	722,892	722,892
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	722,892	722,892
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	722,892	722,892
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	722,892	722,892
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	722,892	722,892
First Tennessee National Corporation
5.310%	05/02/2007	††	722,892	722,892
Fortis Bank
5.300%	06/25/2007	††	722,892	722,892
Fortis Bank
5.270%	04/12/2007	††	722,892	722,892
Fortis Bank
5.270%	04/13/2007	††	1,445,782	1,445,782
Fortis Bank
5.270%	04/16/2007	††	722,892	722,892
Greyhawk Funding
5.282%	04/17/2007	††	361,445	361,445
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	361,445	361,445
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	1,084,336	1,084,336
Jupiter Securitization Corporation
5.292%	04/19/2007	††	722,892	722,892
Jupiter Securitization Corporation
5.275%	04/09/2007	††	722,892	722,892
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	722,892	722,892
Lexington Parker Capital Company
5.294%	04/17/2007	††	722,892	722,892
Lexington Parker Capital Company
5.289%	04/18/2007	††	361,445	361,445
Liberty Street Funding Corporation
5.289%	04/26/2007	††	722,892	722,892
Lloyds TSB Bank
5.270%	04/05/2007	††	$722,892	$722,892
Merrill Lynch & Company
5.428%	04/02/2007	††	13,426,335	13,426,335
Morgan Stanley & Company
5.428%	04/02/2007	††	7,951,804	7,951,804
Old Line Funding LLC
5.285%	04/23/2007	††	722,892	722,892
Paradigm Funding LLC
5.302%	04/25/2007	††	361,445	361,445
Paradigm Funding LLC
5.292%	04/16/2007	††	361,445	361,445
Paradigm Funding LLC
5.291%	04/24/2007	††	722,892	722,892
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	361,445	361,445
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	722,892	722,892
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	361,445	361,445
Rabobank Nederland
5.400%	04/02/2007	††	2,168,674	2,168,674
Rabobank Nederland
5.270%	04/10/2007	††	722,892	722,892
Ranger Funding Corporation
5.291%	05/01/2007	††	722,892	722,892
Ranger Funding Corporation
5.285%	04/12/2007	††	722,892	722,892
Regions Bank
5.300%	04/23/2007	††	722,892	722,892
Royal Bank of Scotland
5.310%	05/25/2007	††	1,084,336	1,084,336
Royal Bank of Scotland
5.300%	05/08/2007	††	361,445	361,445
Royal Bank of Scotland
5.300%	05/09/2007	††	361,445	361,445
Royal Bank of Scotland
5.285%	05/07/2007	††	722,892	722,892
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	722,892	722,892
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	722,892	722,892
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	722,892	722,892
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	722,892	722,892
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	361,445	361,445
Societe Generale
5.380%	04/02/2007	††	1,445,782	1,445,782
Societe Generale
5.310%	05/24/2007	††	722,892	722,892
Societe Generale
5.270%	04/05/2007	††	1,084,336	1,084,336
Svenska Handlesbanken
5.375%	04/02/2007	††	763,623	763,623
Swedbank AB
5.300%	05/11/2007	††	1,445,782	1,445,782
Three Pillars Funding LLC
5.296%	04/24/2007	††	352,715	352,715
UBS AG
5.285%	04/06/2007	††	2,168,653	2,168,653
Variable Funding Capital Company
5.278%	04/19/2007	††	722,892	722,892
Variable Funding Capital Company
5.278%	04/20/2007	††	361,445	361,445
Yorktown Capital LLC
5.297%	04/19/2007	††	722,892	722,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Yorktown Capital LLC
5.296%	04/02/2007	††	$722,892	$722,892
Yorktown Capital LLC
5.286%	04/04/2007	††	722,892	722,892
Yorktown Capital LLC
5.285%	04/12/2007	††	722,892	722,892
				93,699,264
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	1,807,228	1,807,228
Bank of America
5.270%	05/08/2007	††	1,445,782	1,445,782
				3,253,010
TOTAL CASH EQUIVALENTS
(Cost $100,502,998)				100,502,998

REPURCHASE AGREEMENTS—2.3%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $27,356,454 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.681% to 8.875% maturity dates ranging from 04/25/2016 to 11/01/2034 and an aggregate market value of $28,713,150.			27,345,857	27,345,857
TOTAL INVESTMENTS—108.5%
(Cost $1,082,351,385)				1,300,185,023
Other assets less liabilities—(8.5%)				(101,631,337)
NET ASSETS—100.0%				$1,198,553,686

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.18% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—98.1%
Aerospace & Defense—0.8%
Boeing Company (The)	73,328	$6,519,592
Lockheed Martin Corporation	28,500	2,765,070
Northrop Grumman Corporation	46,200	3,428,964
United Technologies Corporation	152,600	9,919,000
		22,632,626
Airlines—0.5%
FedEx Corporation	119,900	12,880,857
Apparel Retailers—0.8%
American Eagle Outfitters, Inc. †	117,500	3,523,825
Kohl’s Corporation *	216,100	16,555,421
Payless Shoesource, Inc. *	23,000	763,600
		20,842,846
Automotive—0.5%
ArvinMeritor, Inc.	1,600	29,200
Autonation, Inc. *	109,148	2,318,304
Harley-Davidson, Inc.	12,500	734,375
ITT Corporation	126,400	7,624,448
Paccar, Inc.	52,600	3,860,840
		14,567,167
Banking—3.8%
American Express Company	140,100	7,901,640
AmeriCredit Corporation †*	106,200	2,427,732
Citigroup, Inc.	633,600	32,529,024
Hudson City Bancorp, Inc.	117,291	1,604,541
JPMorgan Chase & Company	250,400	12,114,352
Wachovia Corporation	35,914	1,977,066
Wells Fargo & Company	1,279,500	44,053,185
		102,607,540
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	5,446	478,213
Anheuser-Busch Companies, Inc.	613,100	30,937,026
Coca-Cola Company (The)	797,600	38,284,800
General Mills, Inc.	1,900	110,618
Molson Coors Brewing Company Class B	3,800	359,556
Nestle SA-Sponsored ADR (Switzerland) †	129,000	12,538,800
Pepsico, Inc.	542,300	34,468,588
Tyson Foods, Inc. Class A †	12,900	250,389
UST, Inc.	62,578	3,628,272
		121,056,262
Building Materials—1.9%
Home Depot, Inc.	890,005	32,698,784
Lowe’s Companies, Inc. †	569,800	17,943,002
		50,641,786
Chemicals—0.5%
Monsanto Company	78,170	4,296,223
Praxair, Inc.	135,900	8,556,264
		12,852,487
Commercial Services—2.8%
Accenture Ltd. Class A (Bermuda)	375,700	14,479,478
Avis Budget Group, Inc. *	17,800	486,296
Cintas Corporation †	337,800	12,194,580
Manpower, Inc.	47,449	3,500,313
Moody’s Corporation	48,600	3,016,116
Paychex, Inc.	718,250	$27,200,127
Quanta Services, Inc. †*	529,400	13,351,468
Republic Services, Inc.	19,500	542,490
		74,770,868
Communications—2.7%
Corning, Inc. *	391,900	8,911,806
Motorola, Inc.	67,500	1,192,725
Polycom, Inc. *	43,900	1,463,187
Qualcomm, Inc.	1,113,900	47,518,974
Utstarcom, Inc. †*	41,600	344,864
XM Satellite Radio Holdings, Inc. Class A †*	1,128,900	14,585,388
		74,016,944
Computer Software & Processing—13.6%
Amdocs Ltd. †*	213,200	7,777,536
Automatic Data Processing, Inc.	955,800	46,260,720
Cadence Design Systems, Inc. *	51,400	1,082,484
Citrix Systems, Inc. *	262,600	8,411,078
Computer Sciences Corporation *	59,185	3,085,314
Electronic Arts, Inc. †*	530,700	26,726,052
Emdeon Corporation †*	61,700	933,521
Fidelity National Information Services, Inc. †	168,400	7,655,464
First Data Corporation	446,900	12,021,610
Google, Inc. Class A *	148,272	67,932,300
Intuit, Inc. *	115,400	3,157,344
Mentor Graphics Corporation *	12,800	209,152
Microsoft Corporation	3,344,310	93,205,920
NAVTEQ Corporation *	109,000	3,760,500
Nvidia Corporation *	121,300	3,491,014
Sun Microsystems, Inc. *	542,200	3,258,622
Symantec Corporation †*	401,300	6,942,490
Synopsys, Inc. *	69,438	1,821,359
Total System Services, Inc. †	1,800	57,330
Yahoo!, Inc. *	2,208,900	69,116,481
		366,906,291
Computers & Information—3.6%
Apple Computer, Inc. *	2,900	269,439
EMC Corporation *	1,015,200	14,060,520
Hewlett-Packard Company	161,800	6,494,652
Ingram Micro, Inc. Class A *	14,900	287,719
International Business Machines Corporation	498,000	46,941,480
International Game Technology	184,100	7,433,958
Jabil Circuit, Inc.	629,000	13,466,890
Lexmark International, Inc. *	51,800	3,028,228
Seagate Technology (Cayman Islands)	261,400	6,090,620
Tech Data Corporation *	9,100	325,871
		98,399,377
Cosmetics & Personal Care—1.2%
Alberto-Culver Company	16,300	372,944
Avon Products, Inc.	26,800	998,568
Colgate-Palmolive Company	15,792	1,054,748
Ecolab, Inc. †	220,900	9,498,700
Estee Lauder Companies (The), Inc. Class A	10,967	535,738
Procter & Gamble Company	320,900	20,268,044
		32,728,742
Education—0.0%
ITT Educational Services, Inc. *	2,000	162,980

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—0.2%
PG&E Corporation	42,600	$2,056,302
TXU Corporation	39,227	2,514,451
		4,570,753
Electrical Equipment—3.6%
Emerson Electric Company	72,800	3,136,952
Energizer Holdings, Inc. *	41,254	3,520,204
General Electric Company	2,591,005	91,617,937
		98,275,093
Electronics—6.5%
Analog Devices, Inc.	5,400	186,246
Atmel Corporation *	240,500	1,209,715
Avnet, Inc. †*	13,300	480,662
Cisco Systems, Inc. *	2,292,700	58,532,631
Infineon Technologies AG ADR (Germany) †*	349,000	5,433,930
Intel Corporation	1,337,900	25,594,027
Intersil Corporation Class A	79,900	2,116,551
LSI Logic Corporation †*	10,000	104,400
Linear Technology Corporation †	392,600	12,402,234
Marvell Technology Group Ltd. (Bermuda) *	368,500	6,194,485
Maxim Integrated Products, Inc.	283,700	8,340,780
MEMC Electronics Materials, Inc. *	11,200	678,496
Micron Technology, Inc. *	244,300	2,951,144
Novellus Systems, Inc. †*	53,400	1,709,868
Raytheon Company	33,300	1,746,918
Sunpower Corp. Class A *	132,852	6,044,766
Texas Instruments, Inc.	1,398,300	42,088,830
		175,815,683
Entertainment & Leisure—1.0%
Time Warner, Inc.	414,700	8,177,884
Walt Disney Company	567,500	19,539,025
		27,716,909
Financial Services—10.9%
Berkshire Hathaway, Inc., Class B *	3,024	11,007,360
BlackRock, Inc. †	2,700	422,037
Charles Schwab Corporation (The)	1,976,550	36,151,099
Countrywide Financial Corporation †	932,900	31,382,756
E*Trade Financial Corporation *	601,100	12,755,342
Franklin Resources, Inc.	250,200	30,231,666
Goldman Sachs Group, Inc.	616,600	127,408,058
Legg Mason, Inc. †	305,300	28,762,313
Merrill Lynch & Company, Inc.	44,259	3,614,633
Morgan Stanley	17,600	1,386,176
Nuveen Investments, Inc. Class A	6,800	321,640
SEI Investments Company	11,009	663,072
T Rowe Price Group, Inc.	13,370	630,930
Western Union Company (The) †	379,700	8,334,415
		293,071,497
Food Retailers—0.2%
Kroger Company (The)	59,800	1,689,350
Safeway, Inc.	93,800	3,436,832
		5,126,182
Heavy Machinery—1.2%
Agco Corporation *	41,200	$1,523,164
Caterpillar, Inc.	215,900	14,471,777
Deere & Company	6,200	673,568
National-Oilwell Varco, Inc. *	142,500	11,085,075
SPX Corporation	600	42,120
Terex Corporation *	51,000	3,659,760
		31,455,464
Household Products—0.2%
Newell Rubbermaid, Inc. †	153,700	4,778,533
RPM, Inc.	5,100	117,810
		4,896,343
Industrial—Diversified—0.0%
Tyco International Ltd. (Bermuda)	13,800	435,390
Insurance—5.8%
Aetna, Inc.	731,500	32,032,385
AMBAC Financial Group, Inc.	6,500	561,535
American International Group, Inc.	1,492,450	100,322,489
Humana, Inc. *	63,600	3,690,072
Loews Corporation	74,900	3,402,707
MBIA, Inc.	47,575	3,115,687
PMI Group, Inc. (The)	9,800	443,156
UnitedHealth Group, Inc.	174,600	9,248,562
WellCare Health Plans, Inc. *	39,700	3,384,425
		156,201,018
Lodging—0.8%
Hilton Hotels Corporation	460,100	16,545,196
Marriott International, Inc. Class A	83,600	4,093,056
Starwood Hotels & Resorts Worldwide, Inc.	26,300	1,705,555
		22,343,807
Media—Broadcasting & Publishing—2.6%
American Greetings Corporation Class A	13,300	308,693
CBS Corporation Class B	109,363	3,345,414
Comcast Corporation Class A *	462,130	11,992,273
DIRECTV Group (The), Inc. *	77,800	1,794,846
Gannett Company, Inc. †	490,600	27,615,874
IAC/InterActiveCorp †*	291,900	11,007,549
McGraw-Hill Companies, Inc. (The)	65,770	4,135,618
Viacom, Inc. Class B *	226,500	9,311,415
		69,511,682
Medical Supplies—4.9%
Alcon, Inc. (Switzerland)	71,600	9,438,312
Allergan, Inc.	105,600	11,702,592
Applera Corporation—Applied Biosystems Group	41,500	1,227,155
Becton Dickinson & Company	41,300	3,175,557
Johnson & Johnson	729,700	43,971,722
Medtronic, Inc. †	804,700	39,478,582
Mettler-Toledo International, Inc. *	4,900	438,893
Thermo Fisher Scientific, Inc. *	367,900	17,199,325
Varian, Inc. *	4,100	238,866
Waters Corporation *	41,955	2,433,390
Zimmer Holdings, Inc. †*	40,900	3,493,269
		132,797,663
Metals—0.2%
Newmont Mining Corporation	10,700	449,293
Nucor Corporation	47,100	3,067,623
Southern Copper Corporation †	45,300	3,246,198
		6,763,114

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc. Class B	115,200	$7,625,088
Oil & Gas—1.5%
Ashland, Inc.	5,100	334,560
Chevron Corporation	4,300	318,028
Devon Energy Corporation	50,300	3,481,766
Exxon Mobil Corporation	61,700	4,655,265
GlobalSantaFe Corporation	3,300	203,544
Marathon Oil Corporation	3,800	375,554
Occidental Petroleum Corporation	121,500	5,991,165
Plains Exploration & Production Company *	3,700	167,018
SEACOR Holdings, Inc. *	13,500	1,328,400
Suncor Energy, Inc. (Canada)	109,000	8,322,150
Tesoro Petroleum Corporation	1,700	170,731
Tidewater, Inc. †	14,685	860,247
Weatherford International Ltd. (Bermuda) *	264,000	11,906,400
XTO Energy, Inc.	24,100	1,320,921
		39,435,749
Pharmaceuticals—7.2%
AmerisourceBergen Corporation	64,608	3,408,072
Amgen, Inc. *	636,900	35,589,972
Biogen Idec, Inc. *	301,200	13,367,256
Celgene Corporation *	445,700	23,381,422
Elan Corporation PLC ADR (Ireland) †*	1,175,000	15,615,750
Forest Laboratories, Inc. *	50,300	2,587,432
Genentech, Inc. *	299,900	24,627,788
Genzyme Corporation *	166,300	9,981,326
Gilead Sciences, Inc. *	127,500	9,753,750
King Pharmaceuticals, Inc. *	13,800	271,446
McKesson Corporation	4,200	245,868
Medco Health Solutions, Inc. *	16,000	1,160,480
Merck & Company, Inc.	107,000	4,726,190
Millennium Pharmaceuticals, Inc. †*	30,800	349,888
Novartis AG, ADR (Switzerland)	151,000	8,249,130
Omnicare, Inc. †	247,300	9,835,121
Pfizer, Inc.	119,200	3,010,992
Schering-Plough Corporation	27,400	698,974
Shire Pharmaceuticals Group PLC (United Kingdom)	192,600	11,921,940
Wyeth	289,000	14,458,670
		193,241,467
Real Estate—0.2%
HRPT Properties Trust REIT	33,900	416,970
Jones Lang Lasalle, Inc.	21,082	2,198,431
SL Green Realty Corporation REIT †	13,473	1,848,226
		4,463,627
Restaurants—0.0%
McDonald’s Corporation	5,400	243,270
Retailers—9.3%
Amazon.Com, Inc. †*	1,205,200	47,954,908
CVS Corporation †	475,821	16,244,529
Dillard’s, Inc. Class A	55,200	1,806,696
eBay, Inc. *	2,220,100	73,596,315
Fastenal Company †	338,700	11,871,435
Nike, Inc. Class B	126,500	13,441,890
Office Depot, Inc. *	91,773	3,224,903
OfficeMax, Inc.	10,500	$553,770
RadioShack Corporation	27,800	751,434
TJX Companies., Inc.	92,000	2,480,320
Target Corporation	415,800	24,640,308
Wal-Mart Stores, Inc.	1,167,400	54,809,430
		251,375,938
Telephone Systems—2.5%
Nokia Corporation Sponsored ADR (Finland)	2,914,800	66,807,216
Sprint Nextel Corporation	31,200	591,552
		67,398,768
Transportation—1.8%
CSX Corporation	95,400	3,820,770
Canadian Pacific Railway Ltd. (Canada) †	168,600	9,517,470
CH Robinson Worldwide, Inc. †	196,600	9,387,650
Expedia, Inc. †*	567,600	13,156,968
JB Hunt Transport Services, Inc.	14,900	390,976
Norfolk Southern Corporation	204,000	10,322,400
Overseas Shipholding Group	16,600	1,039,160
Sabre Holdings Corporation	24,200	792,550
Union Pacific Corporation	1,875	190,406
		48,618,350
TOTAL COMMON STOCKS
(Cost $2,343,869,778)		2,646,449,628

WARRANTS—0.0%
Financial Services—0.0%
Raytheon Co. Warrants, Expires 6/16/2011
(Cost $—)	556	9,647

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.8%
Institutional Money Market Funds—0.3%
BGI Institutional Money Market Fund		††	$2,263,905	2,263,905
Reserve Primary Money Market Fund		††	5,149,388	5,149,388
				7,413,293
Bank & Certificate Deposits/ Offshore Time Deposits—7.2%
Abbey National PLC
5.270%	04/03/2007	††	1,509,270	1,509,270
Abbey National PLC
5.270%	04/26/2007	††	1,509,270	1,509,270
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	4,527,811	4,527,811
Bank of Montreal
5.400%	04/02/2007	††	1,509,270	1,509,270
Bank of Montreal
5.270%	04/11/2007	††	1,509,270	1,509,270
Bank of Montreal
5.270%	04/20/2007	††	2,263,905	2,263,905
Bank of Nova Scotia
5.280%	04/02/2007	††	2,263,905	2,263,905
Bank of Nova Scotia
5.280%	04/09/2007	††	1,509,270	1,509,270
Barclays
5.315%	04/23/2007	††	3,018,542	3,018,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
5.310%	04/02/2007	††	$3,773,177	$3,773,177
Barclays
5.310%	04/09/2007	††	1,509,270	1,509,270
Barclays
5.300%	05/16/2007	††	2,263,905	2,263,905
Barclays
5.285%	05/07/2007	††	1,509,270	1,509,270
Barton Capital LLC
5.288%	04/12/2007	††	1,509,270	1,509,270
Barton Capital LLC
5.276%	04/11/2007	††	1,509,270	1,509,270
Barton Capital LLC
5.268%	04/05/2007	††	1,509,270	1,509,270
BNP Paribas
5.420%	04/02/2007	††	1,509,270	1,509,270
CAFCO Funding LLC
5.282%	04/17/2007	††	754,635	754,635
Calyon
5.305%	05/24/2007	††	2,263,905	2,263,905
Calyon
5.300%	05/17/2007	††	754,635	754,635
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	4,527,811	4,527,811
Charta LLC
5.296%	05/09/2007	††	1,509,270	1,509,270
CIESCO
5.279%	04/16/2007	††	2,263,905	2,263,905
Citigroup
5.310%	05/04/2007	††	1,509,270	1,509,270
Clipper Receivables Corporation
5.282%	04/04/2007	††	754,635	754,635
Compass Securitization Corporation
5.295%	04/17/2007	††	1,509,270	1,509,270
Compass Securitization Corporation
5.293%	04/25/2007	††	1,509,270	1,509,270
CRC Funding LLC
5.287%	04/25/2007	††	1,509,270	1,509,270
CRC Funding LLC
5.280%	04/17/2007	††	2,263,905	2,263,905
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	3,773,177	3,773,177
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	754,635	754,635
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	754,635	754,635
Den Danske Bank
5.285%	04/30/2007	††	1,509,270	1,509,270
Den Danske Bank
5.271%	04/10/2007	††	1,509,270	1,509,270
Deutsche Bank
5.300%	05/15/2007	††	1,509,270	1,509,270
Deutsche Bank
5.280%	04/10/2007	††	1,509,270	1,509,270
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	1,509,270	1,509,270
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	1,509,270	1,509,270
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	1,509,270	1,509,270
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	1,509,270	1,509,270
First Tennessee National Corporation
5.310%	05/02/2007	††	1,509,270	1,509,270
Fortis Bank
5.300%	06/25/2007	††	$1,509,270	$1,509,270
Fortis Bank
5.270%	04/12/2007	††	1,509,270	1,509,270
Fortis Bank
5.270%	04/13/2007	††	3,018,542	3,018,542
Fortis Bank
5.270%	04/16/2007	††	1,509,270	1,509,270
Greyhawk Funding
5.282%	04/17/2007	††	754,635	754,635
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	754,635	754,635
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	2,263,905	2,263,905
Jupiter Securitization Corporation
5.292%	04/19/2007	††	1,509,270	1,509,270
Jupiter Securitization Corporation
5.275%	04/09/2007	††	1,509,270	1,509,270
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	1,509,270	1,509,270
Lexington Parker Capital Company
5.294%	04/17/2007	††	1,509,270	1,509,270
Lexington Parker Capital Company
5.289%	04/18/2007	††	754,635	754,635
Liberty Street Funding Corporation
5.289%	04/26/2007	††	1,509,270	1,509,270
Lloyds TSB Bank
5.270%	04/05/2007	††	1,509,270	1,509,270
Merrill Lynch & Company
5.428%	04/02/2007	††	28,031,839	28,031,839
Morgan Stanley & Company
5.428%	04/02/2007	††	16,601,975	16,601,975
Old Line Funding LLC
5.285%	04/23/2007	††	1,509,270	1,509,270
Paradigm Funding LLC
5.302%	04/25/2007	††	754,635	754,635
Paradigm Funding LLC
5.292%	04/16/2007	††	754,635	754,635
Paradigm Funding LLC
5.291%	04/24/2007	††	1,509,270	1,509,270
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	754,635	754,635
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	1,509,270	1,509,270
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	754,635	754,635
Rabobank Nederland
5.400%	04/02/2007	††	4,527,812	4,527,812
Rabobank Nederland
5.270%	04/10/2007	††	1,509,270	1,509,270
Ranger Funding Corporation
5.291%	05/01/2007	††	1,509,270	1,509,270
Ranger Funding Corporation
5.285%	04/12/2007	††	1,509,270	1,509,270
Regions Bank
5.300%	04/23/2007	††	1,509,270	1,509,270
Royal Bank of Scotland
5.310%	05/25/2007	††	2,263,905	2,263,905
Royal Bank of Scotland
5.300%	05/08/2007	††	754,635	754,635
Royal Bank of Scotland
5.300%	05/09/2007	††	754,635	754,635
Royal Bank of Scotland
5.285%	05/07/2007	††	1,509,270	1,509,270
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	1,509,270	1,509,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	$1,509,270	$1,509,270
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	1,509,270	1,509,270
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	1,509,270	1,509,270
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	754,635	754,635
Societe Generale
5.380%	04/02/2007	††	3,018,569	3,018,569
Societe Generale
5.310%	05/24/2007	††	1,509,270	1,509,270
Societe Generale
5.270%	04/05/2007	††	2,263,905	2,263,905
Svenska Handlesbanken
5.375%	04/02/2007	††	1,594,312	1,594,312
Swedbank AB
5.300%	05/11/2007	††	3,018,542	3,018,542
Three Pillars Funding LLC
5.296%	04/24/2007	††	736,408	736,408
UBS AG
5.285%	04/06/2007	††	4,527,811	4,527,811
Variable Funding Capital Company
5.278%	04/19/2007	††	1,509,270	1,509,270
Variable Funding Capital Company
5.278%	04/20/2007	††	754,635	754,635
Yorktown Capital LLC
5.297%	04/19/2007	††	1,509,270	1,509,270
Yorktown Capital LLC
5.296%	04/02/2007	††	1,509,270	1,509,270
Yorktown Capital LLC
5.286%	04/04/2007	††	1,509,270	1,509,270
Yorktown Capital LLC
5.285%	04/12/2007	††	1,509,270	1,509,270
				195,627,673
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	3,773,177	3,773,177
Bank of America
5.270%	05/08/2007	††	3,018,542	3,018,542
				6,791,719
TOTAL CASH EQUIVALENTS
(Cost $209,832,685)				209,832,685

	Face	Value
REPURCHASE AGREEMENTS—2.0%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $55,152,789 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 3.911% to 8.875% maturity dates ranging from 12/25/2015 to 11/01/2033 and an aggregate market value of $57,887,997.	$55,131,424	$55,131,424
TOTAL INVESTMENTS—107.9%
(Cost $2,608,833,887)		2,911,423,384
Other assets less liabilities—(7.9%)		(213,281,598)
NET ASSETS—100.0%		$2,698,141,786

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—97.7%
Advertising—1.6%
24/7 Real Media, Inc.	*	380,600	$3,056,218
Aquantive, Inc.	*†	224,600	6,268,586
Focus Media Holding Ltd., ADR (Cayman Islands)	*†	45,800	3,593,468
Lamar Advertising Company		67,900	4,275,663
Marchex, Inc. Class B	†	128,700	1,971,684
Monster Worldwide, Inc.	*	70,900	3,358,533
			22,524,152
Aerospace & Defense—0.2%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)	†	69,100	3,168,926
Apparel Retailers—1.2%
AnnTaylor Stores Corporation	*	109,300	4,238,654
Christopher & Banks Corporation	†	250,000	4,867,500
Urban Outfitters, Inc.	*	271,730	7,203,562
			16,309,716
Automotive—2.6%
Autoliv, Inc.		103,400	5,905,174
General Motors Corporation	†	638,000	19,548,320
Oshkosh Truck Corporation		186,600	9,889,800
			35,343,294
Banking—0.9%
Investors Financial Services Corporation		139,400	8,106,110
Signature Bank of New York	*	70,300	2,287,562
Texas Capital Bancshares, Inc.	*	101,100	2,072,550
			12,466,222
Building Materials—2.5%
Cemex SAB de CV (Mexico)	*†	420,370	13,767,118
Interline Brands, Inc.	*	338,700	7,424,304
Martin Marietta Materials, Inc.		32,600	4,407,520
Vulcan Materials Company		75,300	8,770,944
			34,369,886
Chemicals—1.3%
Agrium, Inc. (Canada)		108,200	4,147,306
Nalco Holding Company		279,187	6,672,569
UAP Holding Corporation	†	264,100	6,826,985
			17,646,860
Commercial Services—7.0%
Accenture Ltd. Class A (Bermuda)		231,500	8,922,010
Administaff, Inc.		61,900	2,178,880
Advisory Board Company (The)	*	121,400	6,145,268
American Reprographics Co.	*	115,100	3,543,929
Corporate Executive Board Company	†	179,603	13,642,644
Cytyc Corporation	*	123,600	4,228,356
Dun & Bradstreet Company		56,300	5,134,560
Heartland Payment Systems, Inc.	†	161,300	3,813,132
Korn Ferry International	*	360,000	8,258,400
Mobile Mini, Inc.	*†	196,700	5,267,626
Moody’s Corporation		52,700	3,270,562
Navigant Consulting, Inc.	*†	272,300	5,380,648
Quanta Services, Inc.	*	103,200	2,602,704
Resources Connection, Inc.	*	208,900	$6,682,711
Stericycle, Inc.	*	30,600	2,493,900
Waste Connections, Inc.	*	234,750	7,028,415
WebSideStory, Inc.	*†	119,700	1,550,115
Weight Watchers International, Inc.	†	106,400	4,903,976
Wind River Systems, Inc.	*	233,900	2,324,966
			97,372,802
Communications—1.8%
American Tower Corporation Class A	*	308,900	12,031,655
Aruba Networks, Inc.	*	6,100	89,487
Clearwire Corp. Class A	*†	16,000	327,520
SBA Communications Corporation	*	282,100	8,336,055
XM Satellite Radio Holdings, Inc. Class A	*†	313,300	4,047,836
			24,832,553
Computer Software & Processing—11.1%
Activision, Inc.	*†	846,099	16,025,115
Alliance Data Systems Corporation	*†	150,600	9,279,972
Amdocs Ltd.	*	411,700	15,018,816
BEA Systems, Inc.	*	175,900	2,038,681
Bottomline Technologies, Inc.	*	139,100	1,516,190
CNET Networks, Inc.	*†	1,423,599	12,399,547
Choicepoint, Inc.	*	140,100	5,243,943
Citrix Systems, Inc.	*	167,800	5,374,634
DST Systems, Inc.	*	101,610	7,641,072
Factset Research Systems, Inc.		188,600	11,853,510
Global Cash Access, Inc.	*	218,900	3,653,441
IHS, Inc. Class A	*	34,600	1,422,406
Jack Henry & Associates, Inc.		298,200	7,171,710
Juniper Networks, Inc.	*	441,800	8,694,624
Lenovo Group Ltd. (Hong Kong)		10,057,100	3,669,449
LivePerson, Inc.	*	364,200	2,869,896
Nvidia Corporation	*	89,200	2,567,176
Red Hat, Inc.	*†	347,600	7,970,468
RightNow Technologies, Inc.	*†	275,600	4,514,328
Salary.com, Inc.	*	4,100	45,633
Skillsoft PLC, ADR (Ireland)	*	386,800	3,233,648
Take-Two Interactive Software, Inc.	*†	411,300	8,283,582
Taleo Corp. Class A	*	204,700	3,393,926
Ultimate Software Group, Inc.	*	43,900	1,149,741
Verint Systems, Inc.	*	67,200	2,160,480
VeriSign, Inc.	*	143,900	3,614,768
Websense, Inc.	*†	104,900	2,411,651
			153,218,407
Computers & Information—2.3%
Dell, Inc.	*	891,000	20,680,110
Jabil Circuit, Inc.	†	303,000	6,487,230
Micros Systems, Inc.	*	50,600	2,731,894
SanDisk Corporation	*	51,500	2,255,700
			32,154,934
Education—1.2%
Apollo Group, Inc. Class A	*†	147,200	6,462,080
Career Education Corporation	*	22,000	671,000
Laureate Education, Inc.	*	150,500	8,874,985
			16,008,065

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.5%
Ametek, Inc.		128,950	$4,453,933
Moog, Inc. Class A	*	57,000	2,374,050
			6,827,983
Electronics—4.5%
Analog Devices, Inc.		239,700	8,267,253
Arrow Electronics, Inc.	*	68,500	2,585,875
Broadcom Corporation Class A	*	143,800	4,611,666
Cymer, Inc.	*†	43,699	1,815,694
DRS Technologies, Inc.		105,400	5,498,718
Evergreen Solar, Inc.	*†	174,700	1,703,325
Integrated Device Technology, Inc.	*	324,100	4,997,622
Intersil Corporation Class A		193,800	5,133,762
Microchip Technology, Inc.		141,000	5,009,730
National Semiconductor Corporation		260,900	6,298,126
PMC-Sierra, Inc.	*†	638,900	4,478,689
Semtech Corporation	*	259,800	3,502,104
Silicon Laboratories, Inc.	*	108,200	3,237,344
Sunpower Corp. Class A	*†	91,100	4,145,050
Teledyne Technologies, Inc.	*	28,600	1,070,784
			62,355,742
Entertainment & Leisure—3.8%
Discovery Holding Company Class A	*	339,210	6,489,087
International Speedway Corporation Class A		89,800	4,642,660
National CineMedia, Inc.	*	141,000	3,764,700
Pool Corporation	†	240,000	8,592,000
Walt Disney Company		615,000	21,174,450
WMS Industries, Inc.	*†	207,700	8,150,148
			52,813,045
Financial Services—1.8%
Bear Stearns Companies, Inc. (The)		32,100	4,826,235
Countrywide Financial Corporation		125,500	4,221,820
FCStone Group, Inc.	*	4,600	171,672
Fortress Investment Group LLC Class A	†	105,501	3,025,769
Legg Mason, Inc.		25,000	2,355,250
Nuveen Investments, Inc. Class A		115,400	5,458,420
SEI Investments Company		80,500	4,848,515
			24,907,681
Food Retailers—0.8%
Panera Bread Company Class A	*†	120,300	7,104,918
Pantry, Inc. (The)	*†	87,900	3,974,838
			11,079,756
Health Care Providers—5.0%
Coventry Health Care, Inc.	*	279,750	15,679,988
DaVita, Inc.	*	465,800	24,836,456
Edwards Lifesciences Corporation	*	71,900	3,645,330
Express Scripts, Inc.	*	37,100	2,994,712
Healthways, Inc.	*†	71,100	3,323,925
Laboratory Corporation of America Holdings	*†	63,900	4,641,057
LCA-Vision, Inc.	†	55,500	2,286,045
Lincare Holdings, Inc.	*	161,400	$5,915,310
Symbion, Inc.	*†	107,400	2,106,114
VCA Antech, Inc.	*	86,300	3,133,553
			68,562,490
Heavy Machinery—2.6%
Actuant Corporation Class A	†	240,900	12,228,084
Entegris, Inc.	*†	311,000	3,327,700
FMC Technologies, Inc.	*	156,500	10,917,440
Grant Prideco, Inc.	*	93,400	4,655,056
Hydril	*	55,700	5,360,568
			36,488,848
Home Construction, Furnishings & Appliances—1.2%
Meritage Homes Corporation	*†	173,100	5,559,972
Standard-Pacific Corporation	†	174,700	3,645,989
Toll Brothers, Inc.	*†	164,600	4,506,748
Williams Scotsman International, Inc.	*†	163,500	3,214,410
			16,927,119
Industrial—Diversified—1.2%
Roper Industries, Inc.		312,300	17,139,024
Insurance—8.9%
AMBAC Financial Group, Inc.	†	171,350	14,802,927
AON Corporation	†	540,600	20,521,176
Centene Corporation	*†	118,300	2,483,117
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	26,698,070
HCC Insurance Holdings, Inc.	†	99,500	3,064,600
HealthExtras, Inc.	*	50,800	1,462,024
Infinity Property & Casualty Corporation		48,300	2,263,338
Markel Corporation	*	6,400	3,102,912
Millea Holdings, Inc. (Japan)		272,000	10,050,963
Montpelier Re Holdings Ltd. (Bermuda)	†	424,300	7,357,362
Nipponkoa Insurance Company Ltd. (Japan)		1,260,000	10,797,578
Security Capital Assurance Ltd. (Bermuda)		165,500	4,672,065
WellPoint, Inc.	*	105,900	8,588,490
XL Capital Ltd. Class A (Cayman Islands)		101,700	7,114,932
			122,979,554
Media—Broadcasting & Publishing—4.6%
Central European Media Enterprises Ltd.	*†	39,500	3,495,750
Comcast Corporation Special Class A	*	207,000	5,272,290
DIRECTV Group (The), Inc.	*	1,147,000	26,461,290
Liberty Media Corporation Interactive Class A	*	602,275	14,346,191
Liberty Media Holdings Corporation Capital Class A	*	120,455	13,321,118
			62,896,639
Medical Supplies—2.7%
Advanced Medical Optics, Inc.	*†	165,400	6,152,880
Biomet, Inc.		87,500	3,717,875
FEI Company	*†	263,400	9,498,204
Illumina, Inc.	*†	95,000	2,783,500
Kla-Tencor Corporation		40,800	2,175,456
Respironics, Inc.	*	133,500	5,605,665
Thermo Fisher Scientific, Inc.	*	161,800	7,564,150
			37,497,730

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals—1.5%
United States Steel Corporation		211,800	$21,004,206
Oil & Gas—2.9%
Bill Barrett Corporation	*†	92,000	2,981,720
BJ Services Company	†	185,600	5,178,240
Chesapeake Energy Corporation	†	324,000	10,005,120
Denbury Resources, Inc.	*	153,400	4,569,786
Encore Acquisition Company	*†	132,699	3,209,989
GlobalSantaFe Corporation		70,100	4,323,768
Range Resources Corporation		173,700	5,801,580
W-H Energy Services, Inc.	*	69,500	3,248,430
			39,318,633
Pharmaceuticals—6.4%
Affymetrix, Inc.	*†	306,400	9,213,448
Alexion Pharmaceuticals, Inc.	*†	71,000	3,070,040
Alkermes, Inc.	*	331,900	5,124,536
Cell Genesys, Inc.	*†	286,700	1,204,140
Cephalon, Inc.	*†	55,500	3,952,155
Cubist Pharmaceuticals, Inc.	*†	95,800	2,114,306
CV Therapeutics, Inc.	*†	163,700	1,288,319
deCODE genetics, Inc.	*†	400,200	1,460,730
Exelixis, Inc.	*	220,200	2,188,788
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	177,700	9,805,486
Herbalife Ltd. (Cayman Islands)	*	114,900	4,502,931
Hospira, Inc.	*	107,500	4,396,750
Immucor, Inc.	*	77,287	2,274,556
Incyte Corporation	*	234,700	1,546,673
Medarex, Inc.	*†	146,900	1,900,886
Medicines Company	*	102,900	2,580,732
Medicis Pharmaceutical Corporation Class A	†	440,900	13,588,538
Myriad Genetics, Inc.	*†	65,200	2,246,792
Senomyx, Inc.	*†	313,523	3,881,415
Shire Pharmaceuticals Group PLC (United Kingdom)		82,200	5,088,180
Symyx Technologies, Inc.	*	156,100	2,766,092
Valeant Pharmaceuticals International		242,000	4,184,180
			88,379,673
Real Estate—1.7%
CapitalSource, Inc.	†	566,100	14,226,093
CB Richard Ellis Group, Inc. Class A	*	146,300	5,000,534
St. Joe Company (The)	†	68,100	3,562,311
			22,788,938
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	144,400	6,047,472
Retailers—4.6%
AC Moore Arts & Crafts, Inc.	*†	166,100	3,544,574
Advance Auto Parts, Inc.		51,300	1,977,615
Amazon.Com, Inc.	*†	477,000	18,979,830
Bed Bath & Beyond, Inc.	*	85,700	3,442,569
Blue Nile, Inc.	*†	56,600	2,301,356
Fastenal Company	†	122,600	4,297,130
MarineMax, Inc.	*†	95,600	2,216,008
O’Reilly Automotive, Inc.	*	331,200	10,962,720
School Specialty, Inc.	*†	110,809	4,001,313
Sears Holdings Corporation	*	46,800	$8,431,488
Tiffany & Company		87,800	3,993,144
			64,147,747
Telephone Systems—7.5%
Adtran, Inc.		114,600	2,790,510
KDDI Corporation (Japan)		1,483	11,829,994
Global Payments, Inc.		282,100	9,608,326
Level 3 Communications, Inc.	*†	2,887,200	17,611,920
NeuStar, Inc. Class A	*†	180,800	5,141,952
NII Holdings, Inc. Class B	*†	345,545	25,632,528
Sprint Nextel Corporation		1,329,300	25,203,528
Virgin Media, Inc.	†	249,100	6,289,775
			104,108,533
Textiles, Clothing & Fabrics—0.4%
Iconix Brand Group, Inc.	*†	131,500	2,682,600
Mohawk Industries, Inc.	*†	31,900	2,617,395
			5,299,995
Transportation—1.0%
Expedia, Inc.	*†	320,732	7,434,568
Thor Industries, Inc.	†	63,200	2,489,448
UTI Worldwide, Inc. (Luxembourg)		151,200	3,716,496
			13,640,512
TOTAL COMMON STOCKS
(Cost $1,088,022,678)			1,350,627,137

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.2%
Banking—0.2%
Tulip Funding Corporation, 144A
5.260%	04/25/2007	**
(Cost $1,992,694)			$2,000,000	1,992,694

CASH EQUIVALENTS—27.6%
Institutional Money Market Funds—1.0%
BGI Institutional Money Market Fund		††	4,115,749	4,115,749
Reserve Primary Money Market Fund		††	9,361,515	9,361,515
				13,477,264
Bank & Certificate Deposits/ Offshore Time Deposits—25.7%
Abbey National PLC
5.270%	04/03/2007	††	2,743,833	2,743,833
Abbey National PLC
5.270%	04/26/2007	††	2,743,833	2,743,833
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	8,231,498	8,231,498
Bank of Montreal
5.400%	04/02/2007	††	2,743,833	2,743,833
Bank of Montreal
5.270%	04/11/2007	††	2,743,833	2,743,833
Bank of Montreal
5.270%	04/20/2007	††	4,115,749	4,115,749
Bank of Nova Scotia
5.280%	04/02/2007	††	4,115,749	4,115,749
Bank of Nova Scotia
5.280%	04/09/2007	††	2,743,833	2,743,833

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
5.315%	04/23/2007	††	$5,487,665	$5,487,665
Barclays
5.310%	04/02/2007	††	6,859,581	6,859,581
Barclays
5.310%	04/09/2007	††	2,743,833	2,743,833
Barclays
5.300%	05/16/2007	††	4,115,749	4,115,749
Barclays
5.285%	05/07/2007	††	2,743,833	2,743,833
Barton Capital LLC
5.288%	04/12/2007	††	2,743,833	2,743,833
Barton Capital LLC
5.276%	04/11/2007	††	2,743,833	2,743,833
Barton Capital LLC
5.268%	04/05/2007	††	2,743,833	2,743,833
BNP Paribas
5.420%	04/02/2007	††	2,743,833	2,743,833
CAFCO Funding LLC
5.282%	04/17/2007	††	1,371,916	1,371,916
Calyon
5.305%	05/24/2007	††	4,115,749	4,115,749
Calyon
5.300%	05/17/2007	††	1,371,916	1,371,916
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	8,231,498	8,231,498
Charta LLC
5.296%	05/09/2007	††	2,743,833	2,743,833
CIESCO
5.279%	04/16/2007	††	4,115,749	4,115,749
Citigroup
5.310%	05/04/2007	††	2,743,833	2,743,833
Clipper Receivables Corporation
5.282%	04/04/2007	††	1,371,916	1,371,916
Compass Securitization Corporation
5.295%	04/17/2007	††	2,743,833	2,743,833
Compass Securitization Corporation
5.293%	04/25/2007	††	2,743,833	2,743,833
CRC Funding LLC
5.287%	04/25/2007	††	2,743,833	2,743,833
CRC Funding LLC
5.280%	04/17/2007	††	4,115,749	4,115,749
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	6,859,581	6,859,581
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	1,371,916	1,371,916
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	1,371,916	1,371,916
Den Danske Bank
5.285%	04/30/2007	††	2,743,833	2,743,833
Den Danske Bank
5.271%	04/10/2007	††	2,743,833	2,743,833
Deutsche Bank
5.300%	05/15/2007	††	2,743,833	2,743,833
Deutsche Bank
5.280%	04/10/2007	††	2,743,833	2,743,833
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	2,743,833	2,743,833
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	2,743,833	2,743,833
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	2,743,833	2,743,833
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	2,743,833	2,743,833
First Tennessee National Corporation
5.310%	05/02/2007	††	$2,743,833	$2,743,833
Fortis Bank
5.300%	06/25/2007	††	2,743,833	2,743,833
Fortis Bank
5.270%	04/12/2007	††	2,743,833	2,743,833
Fortis Bank
5.270%	04/13/2007	††	5,487,665	5,487,665
Fortis Bank
5.270%	04/16/2007	††	2,743,833	2,743,833
Greyhawk Funding
5.282%	04/17/2007	††	1,371,916	1,371,916
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	1,371,916	1,371,916
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	4,115,749	4,115,749
Jupiter Securitization Corporation
5.292%	04/19/2007	††	2,743,833	2,743,833
Jupiter Securitization Corporation
5.275%	04/09/2007	††	2,743,833	2,743,833
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	2,743,833	2,743,833
Lexington Parker Capital Company
5.294%	04/17/2007	††	2,743,833	2,743,833
Lexington Parker Capital Company
5.289%	04/18/2007	††	1,371,916	1,371,916
Liberty Street Funding Corporation
5.289%	04/26/2007	††	2,743,833	2,743,833
Lloyds TSB Bank
5.270%	04/05/2007	††	2,743,833	2,743,833
Merrill Lynch & Company
5.428%	04/02/2007	††	50,961,494	50,961,494
Morgan Stanley & Company
5.428%	04/02/2007	††	30,182,161	30,182,161
Old Line Funding LLC
5.285%	04/23/2007	††	2,743,833	2,743,833
Paradigm Funding LLC
5.302%	04/25/2007	††	1,371,916	1,371,916
Paradigm Funding LLC
5.292%	04/16/2007	††	1,371,916	1,371,916
Paradigm Funding LLC
5.291%	04/24/2007	††	2,743,833	2,743,833
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	1,371,916	1,371,916
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	2,743,833	2,743,833
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	1,371,916	1,371,916
Rabobank Nederland
5.400%	04/02/2007	††	8,231,498	8,231,498
Rabobank Nederland
5.270%	04/10/2007	††	2,743,833	2,743,833
Ranger Funding Corporation
5.291%	05/01/2007	††	2,743,833	2,743,833
Ranger Funding Corporation
5.285%	04/12/2007	††	2,743,833	2,743,833
Regions Bank
5.300%	04/23/2007	††	2,743,833	2,743,833
Royal Bank of Scotland
5.310%	05/25/2007	††	4,115,749	4,115,749
Royal Bank of Scotland
5.300%	05/08/2007	††	1,371,916	1,371,916
Royal Bank of Scotland
5.300%	05/09/2007	††	1,371,916	1,371,916
Royal Bank of Scotland
5.285%	05/07/2007	††	2,743,833	2,743,833
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	2,743,833	2,743,833

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	$2,743,833	$2,743,833
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	2,743,833	2,743,833
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	2,743,833	2,743,833
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	1,371,916	1,371,916
Societe Generale
5.380%	04/02/2007	††	5,487,665	5,487,665
Societe Generale
5.310%	05/24/2007	††	2,743,833	2,743,833
Societe Generale
5.270%	04/05/2007	††	4,115,749	4,115,749
Svenska Handlesbanken
5.375%	04/02/2007	††	2,898,438	2,898,438
Swedbank AB
5.300%	05/11/2007	††	5,487,665	5,487,665
Three Pillars Funding LLC
5.296%	04/24/2007	††	1,338,778	1,338,778
UBS AG
5.285%	04/06/2007	††	8,231,498	8,231,498
Variable Funding Capital Company
5.278%	04/19/2007	††	2,743,833	2,743,833
Variable Funding Capital Company
5.278%	04/20/2007	††	1,371,916	1,371,916
Yorktown Capital LLC
5.297%	04/19/2007	††	2,743,833	2,743,833
Yorktown Capital LLC
5.296%	04/02/2007	††	2,743,833	2,743,833
Yorktown Capital LLC
5.286%	04/04/2007	††	2,743,833	2,743,833
Yorktown Capital LLC
5.285%	04/12/2007	††	2,743,830	2,743,830
				355,648,395
Floating Rate Instruments/Master Notes—0.9%
Bank of America
5.310%	07/10/2007	††	6,859,581	6,859,581
Bank of America
5.270%	05/08/2007	††	5,487,665	5,487,665
				12,347,246
TOTAL CASH EQUIVALENTS
(Cost $381,472,905)				381,472,905

	Face	Value
REPURCHASE AGREEMENTS—1.8%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $25,479,491 and an effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 5.82% to 8.875%, maturity dates ranging from 08/25/2022 to 11/15/2033 and an aggregate market value of $26,743,103.	$25,469,623	$25,469,623
TOTAL INVESTMENTS—127.3%
(Cost $1,496,957,901)		1,759,562,359
Other assets less liabilities—(27.3%)		(377,040,961)
NET ASSETS—100.0%		$1,382,521,398

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.11% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—97.4%
Australia—2.8%
Amcor Ltd.	92,256	$563,992
Austal Ltd.	182,000	464,890
AXA Asia Pacific Holdings Ltd.	88,600	518,061
Brambles Ltd. *	126,571	1,396,230
Foster’s Group Ltd.	151,148	838,437
Insurance Australia Group Ltd.	169,187	803,545
Macquarie Bank Ltd.	39,480	2,645,810
Publishing & Broadcasting Ltd.	393,747	6,335,492
QBE Insurance Group Ltd.	137,500	3,511,650
Rinker Group Ltd.	117,177	1,711,109
Telstra Corporation Ltd.	225,481	852,988
Toll Holdings Ltd.	47,494	788,832
Woodside Petroleum Ltd.	213,000	6,785,055
Woolworths Ltd.	84,761	1,866,407
WorleyParsons Ltd.	65,200	1,456,845
		30,539,343
Austria—0.6%
Erste Bank der Oesterreichischen Sparkassen AG	9,100	709,932
OMV AG	11,000	696,698
Raiffeisen International Bank Holding AG	8,100	1,150,568
Telekom Austria AG	25,500	641,780
Wiener Staedtische Allgemeine Versicherung AG	40,849	2,902,978
		6,101,956
Belgium—1.3%
Dexia	44,336	1,326,983
Fortis	168,685	7,714,524
Interbrew	23,400	1,700,653
KBC Groep NV	23,200	2,893,765
UCB SA	16,522	964,539
Umicore	161	28,784
		14,629,248
Bermuda—0.7%
Guoco Group Ltd.	80,000	1,124,455
Jardine Matheson Holdings Ltd.	16,800	354,480
NWS Holdings Ltd.	693,396	1,858,727
Orient Overseas International Ltd.	57,000	527,991
SeaDrill Ltd. *	182,600	2,940,475
Vtech Holdings Ltd.	133,000	956,915
		7,763,043
Brazil—0.0%
Vivo Participacoes SA, ADR †	161,618	567,279
Canada—4.5%
Abitibi-Consolidated, Inc.	23,600	66,023
Alcan Aluminum Ltd.	76,900	4,020,714
Barrick Gold Corporation	90,100	2,572,355
Cameco Corporation †	85,400	3,509,487
Canadian Imperial Bank of Commerce	15,000	1,305,691
Canadian Natural Resources Ltd.	61,100	3,384,122
Canadian Oil Sands Trust	20,100	493,507
COM DEV International Ltd. *	169,600	854,631
Empire Co. Ltd. Class A	38,300	1,334,344
EnCana Corporation	10,800	547,976
Finning International, Inc.	1,500	69,409
First Quantum Minerals Ltd.	13,900	928,679
Inmet Mining Corporation	28,500	$1,572,328
Manulife Financial Corporation †	21,000	724,327
Methanex Corp. †	27,300	610,277
Nortel Networks Corp. *	115,500	2,777,775
Potash Corporation of Saskatchewan, Inc. (foreign shares)	25,300	4,046,681
Research In Motion Ltd. *	24,800	3,393,571
Rogers Communications, Inc. Class B	20,800	682,912
Royal Bank of Canada	47,700	2,382,928
Shaw Communications, Inc. Class B	22,700	839,762
Suncor Energy, Inc.	96,200	7,342,459
Teck CominCo Ltd. Class B †	26,600	1,860,151
Telus Corporation	48,600	2,487,003
Telus Corporation Non-voting Shares	17,900	896,089
Toronto-Dominion Bank	9,600	579,003
		49,282,204
Cayman Islands—0.1%
China Resources Land Ltd.	873,700	1,050,783
Tencent Holdings Ltd.	33,000	107,336
		1,158,119
China—0.3%
China Construction Bank Class H	1,596,000	907,699
China Life Insurance Co. Ltd. Class H	760,000	2,174,592
		3,082,291
Denmark—0.3%
AP Moller—Maersk A/S	95	987,745
Codan A/S	6,200	586,489
Novo Nordisk A/S Class B †	23,300	2,127,289
		3,701,523
Finland—1.4%
Fortum Oyj †	223,191	6,510,541
Neste Oil Oyj †	15,600	537,902
Nokia Oyj	200,400	4,625,069
Outokumpu Oyj †	13,200	455,085
Stora Enso Oyj Class R †	37,400	650,630
UPM-Kymmene Oyj †	77,900	1,993,041
		14,772,268
France—10.9%
Accor SA	14,500	1,389,662
Air France	46,400	2,125,676
Air Liquide	6,230	1,518,642
Alstom *	28,937	3,767,887
AXA	114,271	4,867,520
BNP Paribas	54,870	5,748,378
Bouygues SA	176,236	13,674,001
Carrefour SA	88,457	6,494,096
Cie Generale D’Optique Essilor International SA	53,200	6,129,548
Dassault Systemes SA	11,600	624,122
Electricite de France	66,334	5,589,608
Groupe Danone	12,100	1,982,914
Haulotte Group	17,900	576,661
LVMH Moet Hennessy Louis Vuitton SA	87,075	9,687,078
Lafarge SA	14,800	2,329,118
L’Oreal SA	65,900	7,209,526

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
PagesJaunes SA	18,853	$411,597
Pernod-Ricard SA	3,600	733,183
Peugeot SA	14,700	1,038,148
Renault SA †	7,300	856,924
Rhodia SA *	228,100	840,509
Sanofi-Synthelabo SA	97,100	8,462,683
Schneider Electric SA	22,700	2,898,048
Societe Generale Class A	27,430	4,750,536
Societe Television Francaise[1] †	128,000	4,297,983
Technip SA	48,522	3,535,800
Thales SA	15,700	916,908
Total SA	104,340	7,301,017
Veolia Environment †	26,630	1,985,320
Vinci SA	28,756	4,491,249
Vivendi Universal SA	35,600	1,453,255
Wendel Investissement	5,600	953,912
		118,641,509
Germany—5.8%
Allianz AG †	63,437	12,999,476
Bayer AG	14,700	942,710
Bayerische Motoren Werke AG	26,636	1,573,895
Commerzbank AG	30,981	1,370,790
Continental AG	5,600	724,947
DaimlerChrysler AG †	79,105	6,482,410
Deutsche Bank AG	8,700	1,173,371
Deutsche Post AG	148,490	4,489,937
Fraport AG †	41,322	3,035,606
Fresenius Medical Care AG & Co. KGaA	6,200	904,844
IVG Immobilien AG	22,536	1,087,117
Kloeckner & Co. AG *	13,700	755,983
Linde AG	10,416	1,123,074
MAN AG	5,900	689,217
Metro AG	7,300	517,983
Muenchener Rueckversicherungs AG	17,500	2,968,295
RWE AG	29,731	3,148,089
Salzgitter AG	28,200	4,137,110
SAP AG	42,800	1,910,735
SAP AG ADR †	7,700	343,805
Siemens AG	38,400	4,119,259
United Internet AG	34,780	680,416
E.ON AG	18,661	2,544,485
Volkswagen AG †	9,400	1,412,996
Wacker Chemie AG *	19,056	3,316,996
		62,453,546
Greece—0.1%
OPAP SA	19,590	745,800
Hong Kong—5.6%
Bank of East Asia Ltd.	349,800	2,033,917
China Merchants Holdings International Co. Ltd.	479,400	2,008,432
China Mobile Ltd.	576,100	5,181,532
China Netcom Group Corporation Hong Kong Ltd.	631,500	1,641,448
China Resources Enterprise	226,100	754,390
China Unicom Ltd.	2,406,800	3,422,851
CLP Holdings Ltd.	770,000	5,623,931
CNOOC Ltd.	7,350,000	6,432,420
Denway Motors Ltd.	240,600	104,698
Hang Lung Properties Ltd.	411,000	1,140,932
Hengan International Group Co. Ltd.	346,000	1,012,528
Hong Kong & China Gas	2,200,000	$4,910,185
Hutchison Whampoa Ltd.	895,100	8,595,575
Li & Fung Ltd.	388,400	1,214,512
MTR Corporation	506,200	1,263,128
Sino Land Company	1,758,000	3,773,808
Sun Hung Kai Properties Ltd.	427,600	4,941,125
Swire Pacific Ltd. Class A	559,022	6,269,667
Wing Lung Bank	45,000	496,912
		60,821,991
India—0.0%
Infosys Technologies Sponsored ADR	5,500	276,375
Ireland—0.3%
CRH PLC	47,321	2,032,056
Depfa Bank PLC	44,500	795,958
		2,828,014
Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR	16,500	617,595
Italy—2.2%
Banca Intesa SpA †	546,230	4,158,267
Banca Italease	12,500	802,524
Capitalia SpA	54,000	489,073
ENI SpA †	123,619	4,029,276
Esprinet SpA	39,000	833,673
Fiat SpA *	99,600	2,528,740
Hera SpA	126,658	535,211
IFIL-Investments SpA	216,300	2,123,309
Mediobanca SpA	94,664	2,113,243
Telecom Italia RNC	412,113	1,021,167
UniCredito Italiano SpA †	548,104	5,227,591
		23,862,074
Japan—26.1%
Advantest Corporation	70,800	3,145,322
Aeon Company Ltd.	79,500	1,580,943
Aisin Seiki Company Ltd.	88,900	3,114,162
Astellas Pharma, Inc.	115,000	4,956,638
Bank of Yokohama Ltd. (The)	20,000	149,087
Bosch Corporation	146,000	661,926
Bridgestone Corporation	94,000	1,873,195
Canon, Inc.	188,550	10,152,050
Chugai Pharmaceutical Company Ltd. †	107,400	2,718,466
Credit Saison Company Ltd.	172,100	5,658,085
D&M Holdings, Inc.	176,000	683,691
Daikin Industries Ltd.	137,000	4,765,755
Daito Trust Construction Company Ltd.	94,000	4,416,251
Daiwa House Industry Company Ltd.	40,000	655,341
Denso Corporation	130,800	4,855,285
East Japan Railway Company	83	647,351
Eisai Company Ltd.	99,000	4,757,519
Fanuc Ltd.	101,500	9,430,550
Fuji Corp. Ltd.	205,100	1,238,324
Fuji Heavy Industries Ltd.	70,000	363,539
Fuji Machine Manufacturing Co. Ltd.	32,000	519,626
FUJIFILM Holding Corp.	18,000	738,289
Futaba Industrial Co. Ltd. †	37,000	897,333
Hirose Electric Company Ltd.	40,700	4,885,936
Honda Motor Company Ltd.	201,000	7,023,348
Hoya Corporation	165,800	5,492,776

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ibiden Co. Ltd.	11,000	$569,646
Idemitsu Kosan Co. Ltd.	6,900	804,841
Inpex Holdings, Inc.	206	1,782,679
Itochu Corporation	333,000	3,297,850
Izumiya Co. Ltd.	110,000	849,990
Japan Tobacco, Inc.	1,163	5,717,156
JSP Corp.	57,000	699,969
Jupiter Telecommunications Co. *	4,127	3,480,089
Kao Corporation	28,000	820,892
Keiyo Co. Ltd. †	70,000	470,977
Keyence Corporation	29,340	6,619,608
Kubota Corporation	59,900	523,978
Kumagai Gumi Co. Ltd. †	153,000	294,984
Marubeni Corporation	300,000	1,822,170
Millea Holdings, Inc.	153,600	5,675,838
Mitsubishi Corporation	125,800	2,912,138
Mitsubishi Electric Corporation	75,000	772,732
Mitsubishi Estate Company Ltd.	388,900	12,753,771
Mitsubishi Heavy Industries Ltd.	1,099,000	7,106,423
Mitsubishi UFJ Financial Group, Inc.	569	6,428,492
Mitsui & Company Ltd.	227,000	4,283,909
Mitsui Fudosan Company Ltd.	77,300	2,265,988
Mitsui O.S.K. Lines Ltd.	78,000	866,033
Mitsui Sumitomo Insurance Company Ltd.	39,420	494,264
Mizuho Financial Group, Inc.	674	4,341,530
Murata Manufacturing Company Ltd.	12,900	939,476
NTT DoCoMo, Inc.	3,286	6,070,247
NAC Co. Ltd.	22,600	373,081
NGK Spark Plug Company Ltd.	36,000	673,611
Nintendo Company Ltd.	9,500	2,764,161
Nippon Electric Glass Company Ltd.	94,500	1,654,259
Nippon Mining Holdings, Inc.	87,000	747,723
Nippon Telegraph & Telephone Corporation	154	815,739
Nissan Motor Company Ltd.	241,300	2,585,033
Nitto Denko Corporation	88,600	4,164,243
Nomura Holdings, Inc.	38,000	790,013
NTT Data Corporation	388	1,970,021
NTT Urban Development Corporation	557	1,302,907
Obayashi Corporation	116,000	747,591
Odakyu Electric Railway Company Ltd. †	100,000	731,970
Oriental Yeast Co. Ltd.	114,000	702,403
ORIX Corporation	39,490	10,274,587
Rohm Company Ltd.	64,900	5,888,552
Sawai Pharmaceutical Co. Ltd. †	19,000	779,047
Secom Company Ltd.	98,000	4,540,672
Shimamura Company Ltd. †	42,300	4,649,645
Shin-Etsu Chemical Company Ltd.	96,800	5,905,929
SMC Corporation †	14,300	1,917,460
Softbank Corporation *†	306,000	7,859,114
Sompo Japan Insurance, Inc.	47,700	594,026
Sony Corporation	33,500	1,697,754
Star Micronics Co. Ltd.	23,000	495,788
Sumitomo Chemical Company Ltd.	90,000	680,097
Sumitomo Corporation	380,000	6,828,121
Sumitomo Mitsui Financial Group, Inc.	964	8,751,708
Sumitomo Realty & Development Company Ltd.	54,000	2,045,231
Suzuki Motor Corporation	123,000	$3,191,994
T&D Holdings, Inc.	8,250	568,175
TDK Corporation	22,500	1,953,443
Takeda Pharmaceutical Company Ltd.	99,100	6,506,928
TOA Corporation	58,000	444,139
Tokuyama Corp.	56,000	978,095
Tokyo Electric Power Company, Inc. (The)	36,300	1,242,564
Tokyo Electron Ltd.	16,400	1,145,464
Tokyo Gas Company Ltd.	249,000	1,387,789
Tokyu Corporation	155,000	1,207,572
Toshiba Corporation †	356,000	2,377,033
Tostem Inax Holding Corporation	26,400	572,544
Toyo Machinery & Metal Co. Ltd.	2,100	13,032
Toyota Motor Corporation	43,500	2,793,484
Trend Micro, Inc. †	38,000	1,037,845
UMC Japan *	1,108	177,373
Unipres Corporation	56,000	414,295
Ushio, Inc.	21,400	413,063
Yahoo Japan Corporation *†	5,286	1,821,993
Yamada Denki Company Ltd.	20,490	1,905,956
Yamato Transport Company Ltd.	102,200	1,649,129
		282,778,854
Luxembourg—0.2%
RTL Group	9,004	1,087,890
SES	10,000	191,741
SES Global	28,900	544,905
		1,824,536
Mexico—0.9%
America Movil SA de CV ADR	90,700	4,334,553
Grupo Televisa SA ADR	101,700	3,030,660
Telefonos de Mexico SA ADR	26,300	878,420
Wal-Mart de Mexico SA de CV Class V	354,600	1,515,580
		9,759,213
Netherlands—3.3%
ABN AMRO Holding NV	89,374	3,857,175
ASM Lithography Holdings NV New York Registered Shares *	10,800	267,300
ASML Holdings NV *	192,548	4,772,285
Aegon NV	55,247	1,104,943
Akzo Nobel NV	5,300	403,231
Heineken Holding NV Class A	38,143	1,693,806
ING Groep NV	287,163	12,168,558
Royal KPN NV	159,900	2,495,521
Reed Elsevier NV	76,200	1,351,906
Royal Dutch Shell PLC Class A	111,870	3,727,794
Royal Numico NV	14,977	773,737
Unilever NV	59,699	1,746,391
Univar NV	19,700	1,102,578
		35,465,225
Norway—0.3%
DNB NOR ASA	49,500	696,669
Norske Skogindustrier ASA	23,571	402,066
Renewable Energy Corporation AS *	41,200	921,225
Telenor ASA	74,800	1,322,584
		3,342,544

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Portugal—0.0%
	Sonae SGPS SA	108,709	$244,792
Russia—0.7%
	NovaTek OAO Sponsored GDR	11,055	641,190
	OAO Lukoil Holding ADR	40,110	3,465,504
TMK OAO GDR, 144A	* **	13,699	452,067
	Unified Energy System GDR	20,619	2,809,058
			7,367,819
Singapore—1.2%
	Capitaland Ltd.	82,000	430,968
	DBS Group Holdings Ltd.	421,000	5,922,134
	SembCorp Industries Ltd.	214,600	719,150
	Singapore Airlines Ltd.	285,200	3,110,172
	Singapore Telecommunications Ltd.	718,392	1,550,268
	United Overseas Bank Ltd.	68,000	939,591
			12,672,283
South Africa—0.2%
	ABSA Group Ltd.	48,700	928,393
	Sasol Ltd.	42,300	1,406,900
			2,335,293
South Korea—1.3%
	Hana Financial Group, Inc.	49,339	2,548,240
	Kookmin Bank	45,568	4,098,596
	Kookmin Bank ADR	9,500	856,425
NHN Corp.	*	12,858	1,879,322
Samsung Electronics Company Ltd. GDR, 144A	**	5,545	1,687,066
Shinhan Financial Group Co. Ltd. ADR	*	3,990	454,381
	Shinhan Financial Group Company Ltd.	45,699	2,612,394
			14,136,424
Spain—2.8%
	Altadis SA	33,300	2,139,194
	Banco Bilbao Vizcaya Argentaria SA	187,400	4,609,080
	Banco Santander Central Hispano SA	368,000	6,580,153
	Bolsas y Mercados Espanoles	3,483	172,117
	Gamesa Corporation Tecnologica SA	91,286	3,329,393
	Grupo Catalana Occidente SA	29,500	1,280,335
	Iberdrola SA	10,400	493,444
	Inditex SA	141,883	8,876,110
	Repsol YPF SA	64,600	2,180,306
	Telefonica SA	36,223	803,441
			30,463,573
Sweden—1.5%
Alfa Laval AB	†	13,400	693,459
	Assa Abloy AB Class B	31,300	720,804
Atlas Copco AB Class A	†	19,400	645,045
Hennes & Mauritz AB Class B	†	89,000	5,123,401
	Nordea Bank AB	255,900	4,089,301
Telefonaktiebolaget LM Ericsson Class B	†	1,050,000	3,893,622
	TeliaSonera AB	91,400	793,147
			15,958,779
Switzerland—7.8%
	Adecco SA	51,261	$3,266,381
	Compagnie Financiere Richemont AG Class A	89,754	5,045,912
	Credit Suisse Group	32,741	2,361,938
	Elektrizitaets-Gesellschaft Laufenburg AG	1,640	1,905,129
	Geberit AG	740	1,146,805
	Holcim Ltd.	37,401	3,771,079
	Julius Baer Holding AG	3,200	439,485
	Nestle SA	45,897	17,922,691
	Novartis AG	236,025	13,213,526
OC Oerlikon Corporation AG	*†	3,060	1,870,618
Petroplus Holdings AG	*	6,714	478,939
	Roche Holding AG—Bearer	4,175	811,322
	Roche Holding AG—Genusschein	43,547	7,751,795
	Swiss Reinsurance	136,085	12,478,227
	Swisscom AG	3,927	1,424,729
	UBS AG	172,321	10,297,446
	Vontobel Holding AG	13,500	695,969
			84,881,991
Taiwan—0.4%
	Taiwan Semiconductor Manufacturing Company Ltd.	131,000	266,605
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	335,806	3,609,915
			3,876,520
United Kingdom—13.7%
	Admiral Group PLC	146,100	3,310,540
	Anglo American PLC	13,800	729,445
	ARM Holdings PLC	249,100	657,202
	AstraZeneca Group PLC	80,184	4,328,176
	AstraZeneca PLC	52,200	2,816,773
	Aveva Group PLC	29,200	471,986
	Axon Group PLC	39,300	503,148
	BG Group PLC	540,000	7,797,096
	BAE Systems PLC	461,200	4,184,793
	Barclays PLC	234,156	3,323,478
	BHP Billiton PLC	68,500	1,523,455
	BP PLC	425,000	4,598,139
	British Sky Broadcasting PLC	112,026	1,246,568
	Cable & Wireless PLC	155,700	512,800
	Cadbury Schweppes PLC	271,582	3,493,952
	Carnival PLC	27,615	1,334,507
	Centrica PLC	850,000	6,491,132
	Chaucer Holdings PLC	258,400	480,254
	DTZ Holdings PLC	93,200	1,220,822
easyJet PLC	*	96,000	1,309,781
	Elementis PLC	533,300	944,180
	GlaxoSmithKline PLC	182,000	5,028,637
	HSBC Holdings PLC	54,700	958,791
	HBOS PLC	181,400	3,753,942
	Hunting PLC	111,800	1,663,707
	ITE Group PLC	195,100	603,600
	Johnston Press PLC	74,900	687,155
	Kingfisher PLC	1,549,583	8,513,157
	Lavendon Group PLC	64,000	523,530
	Lloyds TSB Group PLC	450,917	4,985,199
	Micro Focus International PLC	192,500	866,443
	MJ Gleeson Group PLC	51,700	419,037
	Morrison WM Supermarkets	1,771,059	10,772,573
	National Grid PLC	323,343	5,107,540
	Pearson PLC	41,700	718,133

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

Shares	Value
COMMON STOCKS—(Continued)
Persimmon PLC	16,400	$454,677
Reckitt Benckiser PLC	124,000	6,472,723
Reed Elsevier PLC	158,300	1,898,659
Rio Tinto PLC	146,900	8,396,670
Robert Walters PLC	87,100	549,794
Royal Bank of Scotland Group PLC	186,800	7,320,000
Royal Dutch Shell PLC Class A ADR	†	8,400	556,920
Royal Dutch Shell PLC Class B	43,839	1,459,896
SABMiller PLC	80,600	1,775,800
Scottish & Southern Energy PLC	64,700	1,970,697
Smith & Nephew PLC	57,700	735,002
Standard Chartered PLC	86,200	2,492,564
Telecom Plus PLC	766,500	2,973,765
Tesco PLC	123,400	1,080,996
TI Automotive Ltd.	d	70,000	—
Vislink PLC	37,200	71,779
Vodafone Group PLC	1,802,743	4,824,943
Wetherspoon (J.D.)	147,100	2,179,702
Wilmington Group PLC	143,550	723,289
Xstrata PLC	112,566	5,786,738
Yell Group PLC	76,500	903,638
148,507,923
TOTAL COMMON STOCKS
(Cost $843,612,079)	1,055,459,947

PREFERRED STOCKS—0.0%
Germany—0.0%
Volkswagen AG
(Cost $258,400)	3,500	359,571

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.4%
Institutional Money Market Funds—0.3%
BGI Institutional Money Market Fund		††	$864,120	864,120
Reserve Primary Money Market Fund		††	1,965,492	1,965,492
				2,829,612
Bank & Certificate Deposits/ Offshore Time Deposits—6.9%
Abbey National PLC
5.270%	04/26/2007	††	576,080	576,080
Abbey National PLC
5.270%	04/03/2007	††	576,080	576,080
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	1,728,239	1,728,239
Bank of Montreal
5.400%	04/02/2007	††	576,080	576,080
Bank of Montreal
5.270%	04/20/2007	††	864,120	864,120
Bank of Montreal
5.270%	04/11/2007	††	576,080	576,080
Bank of Nova Scotia
5.280%	04/09/2007	††	576,080	576,080
Bank of Nova Scotia
5.280%	04/02/2007	††	864,120	864,120
Barclays
5.315%	04/23/2007	††	1,152,159	1,152,159
Barclays
5.310%	04/09/2007	††	$576,080	$576,080
Barclays
5.310%	04/02/2007	††	1,440,199	1,440,199
Barclays
5.300%	05/16/2007	††	864,120	864,120
Barclays
5.285%	05/07/2007	††	576,080	576,080
Barton Capital LLC
5.288%	04/12/2007	††	576,080	576,080
Barton Capital LLC
5.276%	04/11/2007	††	576,080	576,080
Barton Capital LLC
5.268%	04/05/2007	††	576,080	576,080
BNP Paribas
5.420%	04/02/2007	††	576,080	576,080
CAFCO Funding LLC
5.282%	04/17/2007	††	288,040	288,040
Calyon
5.305%	05/24/2007	††	864,120	864,120
Calyon
5.300%	05/17/2007	††	288,040	288,040
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	1,728,239	1,728,239
Charta LLC
5.296%	05/09/2007	††	576,080	576,080
CIESCO
5.279%	04/16/2007	††	864,120	864,120
Citigroup
5.310%	05/04/2007	††	576,080	576,080
Clipper Receivables Corporation
5.282%	04/04/2007	††	288,040	288,040
Compass Securitization Corporation
5.295%	04/17/2007	††	576,080	576,080
Compass Securitization Corporation
5.293%	04/25/2007	††	576,080	576,080
CRC Funding LLC
5.287%	04/25/2007	††	576,080	576,080
CRC Funding LLC
5.280%	04/17/2007	††	864,120	864,120
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	1,440,199	1,440,199
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	288,040	288,040
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	288,040	288,040
Den Danske Bank
5.285%	04/30/2007	††	576,080	576,080
Den Danske Bank
5.271%	04/10/2007	††	576,080	576,080
Deutsche Bank
5.300%	05/15/2007	††	576,080	576,080
Deutsche Bank
5.280%	04/10/2007	††	576,080	576,080
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	576,080	576,080
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	576,080	576,080
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	576,080	576,080
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	576,080	576,080
First Tennessee National Corporation
5.310%	05/02/2007	††	576,080	576,080
Fortis Bank
5.300%	06/25/2007	††	576,080	576,080
Fortis Bank
5.270%	04/16/2007	††	576,080	576,080

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fortis Bank
5.270%	04/13/2007	††	$1,152,159	$1,152,159
Fortis Bank
5.270%	04/12/2007	††	576,080	576,080
Greyhawk Funding
5.282%	04/17/2007	††	288,040	288,040
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	864,120	864,120
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	288,040	288,040
Jupiter Securitization Corporation
5.292%	04/19/2007	††	576,080	576,080
Jupiter Securitization Corporation
5.275%	04/09/2007	††	576,080	576,080
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	576,080	576,080
Lexington Parker Capital Company
5.294%	04/17/2007	††	576,080	576,080
Lexington Parker Capital Company
5.289%	04/18/2007	††	288,040	288,040
Liberty Street Funding Corporation
5.289%	04/26/2007	††	576,080	576,080
Lloyds TSB Bank
5.270%	04/05/2007	††	576,080	576,080
Merrill Lynch & Company
5.428%	04/02/2007	††	10,699,589	10,699,589
Morgan Stanley & Company
5.428%	04/02/2007	††	6,336,878	6,336,878
Old Line Funding LLC
5.285%	04/23/2007	††	576,080	576,080
Paradigm Funding LLC
5.302%	04/25/2007	††	288,040	288,040
Paradigm Funding LLC
5.292%	04/16/2007	††	288,040	288,040
Paradigm Funding LLC
5.291%	04/24/2007	††	576,080	576,080
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	288,040	288,040
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	576,080	576,080
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	288,040	288,040
Rabobank Nederland
5.400%	04/02/2007	††	1,728,239	1,728,239
Rabobank Nederland
5.270%	04/10/2007	††	576,080	576,080
Ranger Funding Corporation
5.291%	05/01/2007	††	576,080	576,080
Ranger Funding Corporation
5.285%	04/12/2007	††	576,080	576,080
Regions Bank
5.300%	04/23/2007	††	576,080	576,080
Royal Bank of Scotland
5.310%	05/25/2007	††	864,120	864,120
Royal Bank of Scotland
5.300%	05/09/2007	††	288,040	288,040
Royal Bank of Scotland
5.300%	05/08/2007	††	288,040	288,040
Royal Bank of Scotland
5.285%	05/07/2007	††	576,080	576,080
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	576,080	576,080
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	576,080	576,080
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	$576,080	$576,080
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	576,080	576,080
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	288,040	288,040
Societe Generale
5.380%	04/02/2007	††	1,152,159	1,152,159
Societe Generale
5.310%	05/24/2007	††	576,080	576,080
Societe Generale
5.270%	04/05/2007	††	864,120	864,120
Svenska Handlesbanken
5.375%	04/02/2007	††	608,540	608,540
Swedbank AB
5.300%	05/11/2007	††	1,152,159	1,152,159
Three Pillars Funding LLC
5.296%	04/24/2007	††	281,083	281,083
UBS AG
5.285%	04/06/2007	††	1,728,224	1,728,224
Variable Funding Capital Company
5.278%	04/20/2007	††	288,040	288,040
Variable Funding Capital Company
5.278%	04/19/2007	††	576,080	576,080
Yorktown Capital LLC
5.297%	04/19/2007	††	576,080	576,080
Yorktown Capital LLC
5.296%	04/02/2007	††	576,080	576,080
Yorktown Capital LLC
5.286%	04/04/2007	††	576,080	576,080
Yorktown Capital LLC
5.285%	04/12/2007	††	576,080	576,080
				74,669,945
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	1,440,199	1,440,199
Bank of America
5.270%	05/08/2007	††	1,152,159	1,152,159
				2,592,358
TOTAL CASH EQUIVALENTS
(Cost $80,091,915)				80,091,915

REPURCHASE AGREEMENTS—2.6%
United States—2.6%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $28,011,986 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 5.82% to 9.125% maturity dates ranging from 02/25/2016 to 06/15/2034 and an aggregate market value of $29,401,193.			$28,001,136	28,001,136
TOTAL INVESTMENTS—107.4%
(Cost $951,963,530)				1,163,912,569
Other assets less liabilities—(7.4%)				(80,181,063)
NET ASSETS—100.0%				$1,083,731,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint
International Fund

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.18% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2007.

Percentage of Portfolio by Industry (unaudited):

Banking	13.4%
Oil & Gas	8.3%
Bank & Certificate Deposits/Offshore Time Deposits	6.9%
Financial Services	6.6%
Insurance	6.5%
Pharmaceuticals	6.2%
Commercial Services	4.9%
Telephone Systems	4.7%
Electronics	4.7%
Metals	4.4%
Automotive	4.0%
Beverages, Food & Tobacco	3.8%
Real Estate	3.5%
Electric Utilities	3.3%
Media—Broadcasting & Publishing	2.6%
Chemicals	2.3%
Medical Supplies	2.3%
Retailers	2.0%
Transportation	2.0%
Food Retailers	1.8%
Apparel Retailers	1.7%
Heavy Machinery	1.4%
Communications	1.3%
Cosmetics & Personal Care	1.3%
Building Materials	1.1%
Computer Software & Processing	0.9%
Computers & Information	0.9%
Distribution/Wholesale	0.8%
Heavy Construction	0.7%
Airlines	0.6%
Aerospace & Defense	0.5%
Home Construction, Furnishings & Appliances	0.3%
Forest Products & Paper	0.3%
Entertainment & Leisure	0.3%
Institutional Money Market Funds	0.3%
Water Companies	0.2%
Investment Companies	0.2%
Floating Rate Instruments/Master Notes	0.2%
Containers & Packaging	0.1%
Lodging	0.1%
Advertising	0.0%
Electrical Equipment	0.0%
TOTAL INVESTMENTS	107.4%
Other assets less liabilities	(7.4)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.2%
Advertising—0.0%
Omnicom Group, Inc., Note
5.900%	04/15/2016		$500,000	$512,465
Aerospace & Defense—0.5%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011		500,000	519,390
Boeing Company (The), Note
6.125%	02/15/2033		100,000	107,765
Boeing Company (The), Note
5.125%	02/15/2013		250,000	250,988
General Dynamics Corp., Note
4.250%	05/15/2013		1,000,000	956,664
Honeywell International, Inc., Note
7.500%	03/01/2010		1,000,000	1,066,806
Honeywell International, Inc., Note
6.125%	11/01/2011		250,000	260,896
Lockheed Martin Corporation, Note
6.150%	09/01/2036		750,000	780,815
Northrop Grumman Corporation, Note
7.750%	02/15/2031		750,000	926,929
Textron Financial Corporation, Note
6.000%	11/20/2009		200,000	204,754
United Technologies Corporation, Note
6.700%	08/01/2028		150,000	165,698
United Technologies Corporation, Note
6.100%	05/15/2012		50,000	52,409
United Technologies Corporation, Note
4.875%	05/01/2015		500,000	485,076
				5,778,190
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009		157,000	162,544
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		556,725	577,951
FedEx Corporation, Note
9.650%	06/15/2012		150,000	178,646
				919,141
Automotive—0.3%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009		350,000	365,543
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		500,000	492,634
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031		1,100,000	1,377,735
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013		500,000	527,291
Johnson Controls, Inc., Note
5.500%	01/15/2016		750,000	744,015
				3,507,218
Banking—4.3%
American Express Company, Note, (FRN)
6.800%	09/01/2066		1,000,000	1,066,803
American Express Credit Corporation, Note
3.000%	05/16/2008		250,000	244,187
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012		$650,000	$653,671
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014		1,000,000	955,866
Associates Corporate of North America, Senior Note
6.950%	11/01/2018		250,000	279,697
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008		410,000	421,106
BAC Capital Trust XI, Guaranteed Note
6.625%	05/23/2036		500,000	530,826
Bank of America Corporation, Note, 144A
5.420%	03/15/2017	*	700,000	694,049
Bank of America Corporation, Senior Note
5.875%	02/15/2009		1,000,000	1,014,749
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015		750,000	864,207
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028		500,000	550,170
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017		250,000	250,380
Bank One Corporation, Subordinated Note
5.900%	11/15/2011		750,000	771,511
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008		250,000	241,974
BB&T Corporation, Note
5.250%	11/01/2019		500,000	485,366
Branch Banking & Trust Company
5.200%	12/23/2015		150,000	147,782
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010		350,000	379,932
Capital One Bank, Note
4.875%	05/15/2008		1,000,000	996,530
Capital One Bank, Note, (MTN)
5.125%	02/15/2014		500,000	489,996
CIT Group Funding Co. of Canada, Senior Note (Canada)
4.650%	07/01/2010		1,000,000	985,013
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014		500,000	486,560
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010		1,000,000	985,420
Citigroup, Inc., Subordinated Note
6.125%	08/25/2036		500,000	509,591
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012		150,000	159,896
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015		250,000	249,987
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010		1,500,000	1,472,670
European Investment Bank, Note (Supra National)
4.625%	05/15/2014		500,000	491,653
European Investment Bank, Note (Supra National)
3.375%	06/12/2013	†	1,000,000	924,176
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026		1,000,000	1,041,081
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028		150,000	165,892
Household Finance Corporation, Note
8.000%	07/15/2010		750,000	813,568
Household Finance Corporation, Note
6.500%	11/15/2008		350,000	356,990
Household Finance Corporation, Note
6.400%	06/17/2008		250,000	253,302
Household Finance Corporation, Note
6.375%	11/27/2012		1,000,000	1,050,733
Household Finance Corporation, Note
4.125%	12/15/2008		1,000,000	982,856
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009		1,500,000	1,456,848

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012		$150,000	$150,580
ING Capital Funding Trust III
8.439%	12/31/2049		150,000	165,740
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	800,107
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	†	2,000,000	2,016,004
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		1,000,000	1,271,140
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	141,402
International Bank for Reconstruction & Development, Note, (MTN) (Supra National)
4.125%	08/12/2009		350,000	344,574
International Finance Corp., Note (Supra National)
5.125%	05/02/2011		1,000,000	1,011,650
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	739,386
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014		1,500,000	1,534,131
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	968,450
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	269,415
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	514,330
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	983,626
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	955,725
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015		1,000,000	995,083
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/16/2008		300,000	293,695
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	493,958
Mellon Financial Company, Note
6.375%	02/15/2010		350,000	364,779
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008		350,000	342,840
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	556,653
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012		500,000	545,359
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	197,875
Popular North America, Inc., Note, (MTN)
4.250%	04/01/2008		100,000	98,580
Royal Bank of Canada, Note (Canada)
5.650%	07/20/2011		500,000	513,078
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	733,493
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	580,317
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	271,383
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,130,056
SLM Corporation, Note, (MTN)
5.000%	10/01/2013		$500,000	$493,670
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	768,102
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	245,618
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	111,382
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	240,123
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	989,825
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	249,030
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	979,457
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	729,586
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	489,491
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	802,993
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,048,145
Wells Fargo Bank NA, Note
5.950%	08/26/2036		500,000	507,422
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	765,507
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	510,094
				51,338,892
Beverages, Food & Tobacco—0.6%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	419,464
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	434,968
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	383,064
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	418,545
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	229,328
Bunge Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	482,742
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	244,555
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	116,500
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	190,499
ConAgra Foods, Inc., Note
6.750%	09/15/2011		97,000	102,563
ConAgra Foods, Inc., Note, 144A
5.819%	06/15/2017	*	153,000	154,321
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	546,818
Coors Brewing Company, Senior Note
6.375%	05/15/2012		500,000	521,155
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	490,524
Diageo Finance BV, Guaranteed Note (Netherlands)
5.300%	10/28/2015		750,000	738,915
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011		250,000	262,171
Kellogg Company, Note
6.600%	04/01/2011		750,000	788,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	$100,000	$102,161
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	350,000	354,622
Sara Lee Corporation, Senior Note
2.750%	06/15/2008	250,000	242,301
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	531,608
			7,755,747
Building Materials—0.2%
CRH America, Inc., Note
6.000%	09/30/2016	750,000	761,642
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	98,222
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	492,217
Lafarge SA, Note (France)
6.500%	07/15/2016	750,000	785,815
			2,137,896
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	279,042
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	154,838
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	156,801
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	489,020
Monsanto Co., Note
5.500%	08/15/2035	500,000	475,297
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	484,759
Praxair, Inc., Note
3.950%	06/01/2013	150,000	140,426
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	177,718
			2,357,901
Commercial Services—0.1%
PHH Corporation, Note
7.125%	03/01/2013	100,000	104,385
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	517,551
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	586,997
			1,208,933
Communications—0.0%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	550,126
Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	100,000	107,143
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	153,445
			260,588
Computers & Information—0.2%
International Business Machines Corporation, Note
7.000%	10/30/2025	$500,000	$571,046
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	247,121
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	989,212
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	189,982
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	486,476
			2,483,837
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	783,969
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	253,946
			1,037,915
Electric Utilities—1.5%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	151,490
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008	250,000	244,655
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	252,130
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	156,471
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	152,773
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	151,081
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	196,214
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	459,414
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	150,000	170,332
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	149,501
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	381,488
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	385,277
DTE Energy Company, Note
7.050%	06/01/2011	350,000	373,040
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	246,223
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	531,506
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	378,386
Energy East Corp., Note
6.750%	07/15/2036	500,000	530,119
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	100,000	98,039
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	327,587
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	524,616
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	183,611

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031		$175,000	$199,413
Florida Power & Light Co., Note
4.950%	06/01/2035		500,000	444,748
Florida Power & Light Company, Note
5.625%	04/01/2034		50,000	49,175
Florida Power & Light Company, Note
4.850%	02/01/2013		150,000	147,196
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009		100,000	104,620
Jersey Central Power & Light, Global Note
5.625%	05/01/2016		500,000	503,506
KeySpan Corporation, Note
7.625%	11/15/2010		350,000	378,098
Midamerican Energy Company, Note
6.750%	12/30/2031		250,000	277,580
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008		150,000	147,232
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014		150,000	145,708
National Grid PLC
6.300%	08/01/2016		1,250,000	1,307,686
Nisource Finance Corp., Guaranteed Note
5.450%	09/15/2020		500,000	471,106
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010		50,000	54,234
Northern States Power Company, Series A, Note
8.000%	08/28/2012		150,000	169,832
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012		350,000	365,049
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013		350,000	394,774
Pacific Gas & Electric Company, Note
6.050%	03/01/2034		500,000	502,884
Pacific Gas & Electric Company, Note
4.800%	03/01/2014		1,000,000	971,060
Peco Energy Company, Note
3.500%	05/01/2008		150,000	147,373
Pepco Holdings, Inc., Note
6.450%	08/15/2012		150,000	157,138
Progress Energy, Inc., Senior Note
7.750%	03/01/2031		250,000	299,877
Progress Energy, Inc., Senior Note
7.100%	03/01/2011		188,000	200,858
PSEG Power LLC, Senior Note
8.625%	04/15/2031		500,000	636,582
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013		200,000	195,776
Public Service Electric & Gas Company, Note
5.125%	09/01/2012		150,000	149,510
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015		500,000	495,844
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033		150,000	140,041
Southern California Edison Company, Note
6.650%	04/01/2029		500,000	542,876
Southern Power Co., Senior Note
4.875%	07/15/2015		1,000,000	955,270
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013		150,000	156,075
Virginia Electric and Power Co., Senior Note
6.000%	01/15/2036		$600,000	$600,262
Wisconsin Electric Power, Note
5.625%	05/15/2033		250,000	242,630
				17,597,966
Electrical Equipment—0.1%
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009		100,000	100,934
Emerson Electric Company, Note
5.000%	12/15/2014		150,000	147,354
General Electric Company
5.000%	02/01/2013		800,000	794,933
				1,043,221
Electronics—0.2%
Arrow Electronics, Inc., Note
6.875%	07/01/2013		250,000	263,204
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016		1,000,000	1,008,673
Raytheon Company, Note
6.150%	11/01/2008		1,000,000	1,017,270
				2,289,147
Entertainment & Leisure—0.3%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045		200,000	226,846
News America Holdings, Inc., Note
8.000%	10/17/2016		150,000	174,090
News America Holdings, Inc., Note
7.600%	10/11/2015		350,000	393,803
News America, Inc., Note
5.300%	12/15/2014		500,000	496,695
Time Warner, Inc., Note
7.625%	04/15/2031		1,000,000	1,127,103
Time Warner, Inc., Note
6.875%	05/01/2012	†	150,000	160,014
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032		500,000	575,239
Walt Disney Company, Note, (MTN)
6.375%	03/01/2012		250,000	264,283
				3,418,073
Financial Services—3.8%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029		250,000	315,440
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009		250,000	247,489
Amvescap PLC, Senior Note
5.375%	02/27/2013		100,000	99,973
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010		250,000	271,910
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009		1,000,000	1,062,124
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014		50,000	50,520
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008		1,000,000	972,442
Bear Stearns Cos. (The), Inc., Global Note
4.500%	10/28/2010		1,000,000	978,882
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015		1,000,000	972,355
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010		500,000	489,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	$150,000	$146,214
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	498,251
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,047,060
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	350,000	363,427
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	150,000	161,982
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	152,893
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,457,103
Countrywide Financial Corp., Note
6.250%	05/15/2016	1,500,000	1,514,641
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	971,802
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	368,305
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,038,498
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	152,087
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	494,945
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	490,244
General Electric Capital Corp., Note
4.125%	09/01/2009	1,000,000	981,705
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013	1,000,000	1,014,105
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,040,189
General Electric Capital Corporation, Note
4.625%	09/15/2009	1,000,000	992,535
General Electric Capital Corporation, Note
3.500%	05/01/2008	250,000	245,746
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	852,490
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012	500,000	516,762
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	487,630
Goldman Sachs Group, Inc., Global Subordinated Note
5.950%	01/15/2027	1,000,000	973,097
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	495,495
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	264,522
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	686,868
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	701,851
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	254,661
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	490,528
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	790,516
Household Finance Corporation
6.375%	10/15/2011	1,750,000	1,826,001
John Deere Capital Corporation, Note
7.000%	03/15/2012	$350,000	$378,699
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	354,865
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,796,926
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	789,368
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,077,408
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012	750,000	793,143
Lehman Brothers Holdings, Inc., Note, (MTN)
4.500%	07/26/2010	1,000,000	980,541
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	501,314
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,015,359
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	490,605
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008	250,000	246,096
Merrill Lynch & Company, Inc., Subordinated Note
6.220%	09/15/2026	1,000,000	1,005,092
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	274,538
Morgan Stanley, Global Note
6.750%	04/15/2011	1,000,000	1,058,606
Morgan Stanley, Note
8.000%	06/15/2010	750,000	817,204
Morgan Stanley, Note
7.250%	04/01/2032	100,000	114,864
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	951,174
Morgan Stanley, Note
3.875%	01/15/2009	2,750,000	2,695,404
Residential Capital Corp., Note
6.875%	06/30/2015	500,000	505,244
Residential Capital Corp., Senior Note
6.000%	02/22/2011	550,000	542,993
Residential Capital Corporation, Note
6.375%	06/30/2010	350,000	350,159
Rio Tinto Finance USA Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008	100,000	96,432
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017	100,000	115,510
U.S. Bank National Association, Note, (MTN)
6.375%	08/01/2011	750,000	786,074
			45,670,576
Food Retailers—0.1%
Kroger Co. (The), Senior Note
7.500%	04/01/2031	700,000	765,047
Safeway, Inc., Note
7.500%	09/15/2009	800,000	840,829
			1,605,876
Forest Products & Paper—0.0%
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	256,493
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	157,634
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	105,153
			519,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.550%	11/01/2010	$1,000,000	$957,730
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	479,571
			1,437,301
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	787,194
Deere & Company, Global Note
6.950%	04/25/2014	250,000	274,347
			1,061,541
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	472,352
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	98,865
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	375,794
			947,011
Household Products—0.1%
Fortune Brands, Inc., Note
5.375%	01/15/2016	1,250,000	1,203,336
Industrial—Diversified—0.1%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011	500,000	533,384
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008	1,000,000	1,013,840
			1,547,224
Insurance—1.2%
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	788,964
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	460,509
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	95,224
American International Group, Inc., Note
6.250%	05/01/2036	500,000	526,616
American International Group, Inc., Note
5.050%	10/01/2015	750,000	735,038
Anthem, Inc., Note
6.800%	08/01/2012	150,000	160,099
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	500,324
Assurant, Inc., Senior Note
6.750%	02/15/2034	650,000	700,440
Axa Company (France)
8.600%	12/15/2030	250,000	319,653
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	107,997
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	498,260
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	160,704
Genworth Financial, Inc., Note
5.750%	06/15/2014	500,000	510,788
Hartford Financial Services Group, Inc., Senior Note
6.100%	10/01/2041	$150,000	$152,064
ING Groep NV, Secured Note, (FRN) (Netherlands)
5.775%	12/08/2049	1,000,000	996,554
International Lease Finance Corp., Note, (MTN)
5.450%	03/24/2011	1,000,000	1,013,502
Lincoln National Corp., Note, (FRN)
7.000%	05/17/2066	1,000,000	1,049,670
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015	1,000,000	995,013
MetLife, Inc., Note
5.000%	11/24/2013	500,000	495,776
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	107,371
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	165,588
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	385,040
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	491,526
Prudential Financial, Inc., Note, (MTN)
3.750%	05/01/2008	100,000	98,488
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	101,085
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	149,191
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	592,442
UnitedHealth Group, Inc., Note
5.000%	08/15/2014	500,000	489,909
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,120,759
			13,968,594
Media—Broadcasting & Publishing—0.7%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009	250,000	265,963
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	400,000	520,614
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	572,465
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	1,019,151
Comcast Corp., Note
5.650%	06/15/2035	500,000	454,529
Comcast Corp., Note
5.300%	01/15/2014	500,000	493,943
Comcast Corporation, Note
7.050%	03/15/2033	500,000	538,455
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	73,877
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	296,810
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	239,499
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,184,832
Viacom, Inc., Senior Note
7.875%	07/30/2030	250,000	270,236
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,046,263
Viacom, Inc., Senior Note
6.250%	04/30/2016	1,000,000	1,015,492
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	50,207
			8,042,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Medical Supplies—0.0%
Johnson & Johnson, Note
4.950%	05/15/2033		$200,000	$187,334
Metals—0.2%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		150,000	146,328
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	342,788
Alcoa, Inc., Note
7.375%	08/01/2010		750,000	801,527
Alcoa, Inc., Note
6.500%	06/01/2011		1,000,000	1,047,015
Vale Overseas Ltd., Guaranteed Note (Cayman Islands)
6.875%	11/21/2036		600,000	622,612
				2,960,270
Oil & Gas—1.5%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	451,945
Amerada Hess Corp., Note
7.300%	08/15/2031		250,000	276,395
Amerada Hess Corporation
6.650%	08/15/2011		150,000	158,113
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	179,239
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031		150,000	174,266
Canadian Natural Resources Ltd., Note (Canada)
5.850%	02/01/2035		500,000	466,507
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	251,364
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013		850,000	948,423
Conoco, Inc., Note
6.950%	04/15/2029		1,250,000	1,421,549
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014		250,000	242,813
Devon Financing Corporation ULC, Note
7.875%	09/30/2031		500,000	594,446
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		750,000	798,636
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009		50,000	49,023
Energy Transfer Partners, LP, Note
5.950%	02/01/2015		750,000	761,766
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	148,814
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	149,885
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	158,453
Kinder Morgan Energy Partners, LP, Note
7.300%	08/15/2033		500,000	541,747
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011		500,000	525,786
Kinder Morgan, Inc., Note
7.250%	03/01/2028		150,000	149,570
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012		750,000	765,837
Marathon Oil Corporation, Note
6.125%	03/15/2012		$350,000	$362,948
Nexen, Inc., Note (Canada)
5.050%	11/20/2013		250,000	243,198
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009		450,000	458,716
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008		350,000	372,225
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010		350,000	392,700
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022		750,000	935,625
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014		350,000	387,450
Petrobras International Finance Co., Note (Cayman Islands)
6.125%	10/06/2016		500,000	512,500
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035		250,000	239,279
Plains All American Pipeline, LP/PAA Finance Corp., Senior Note
6.650%	01/15/2037	*	250,000	254,983
Shell International Finance BV, Guaranteed Note (Netherlands)
5.625%	06/27/2011		1,000,000	1,026,394
Southern California Gas Company, Note
4.800%	10/01/2012		100,000	98,231
Suncor Energy, Inc., Note
7.150%	02/01/2032		500,000	578,984
Texaco Capital, Inc., Note
5.500%	01/15/2009		350,000	353,155
TransCanada Corp., Senior Note (Canada)
5.850%	03/15/2036		500,000	490,680
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013		250,000	233,069
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018		100,000	111,865
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028		350,000	366,609
Valero Energy Corporation, Note
4.750%	06/15/2013		500,000	479,306
XTO Energy, Inc., Senior Note
4.900%	02/01/2014		750,000	724,802
				17,837,296
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.875%	05/15/2016		1,000,000	1,036,318
Abbott Laboratories, Note
3.500%	02/17/2009		250,000	243,287
American Home Products Corporation, Senior Note
6.950%	03/15/2011		250,000	266,025
Eli Lilly & Company, Note
6.770%	01/01/2036		250,000	283,981
Genentech, Inc., Senior Note
5.250%	07/15/2035		600,000	552,394
Genentech, Inc., Senior Note
4.750%	07/15/2015		200,000	192,624
Genentech, Inc., Senior Note
4.400%	07/15/2010		100,000	98,184
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014		500,000	476,038
Merck & Company, Inc., Note
4.750%	03/01/2015		1,250,000	1,203,100
Merck & Company, Inc., Senior Note
4.375%	02/15/2013		200,000	192,030
Pharmacia Corporation, Note
6.500%	12/01/2018		350,000	383,751
Schering-Plough Corp., Senior Note
5.550%	12/01/2013		1,000,000	1,020,255

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033	$250,000	$278,492
Wyeth, Note
5.500%	03/15/2013	100,000	100,980
Wyeth, Senior Note
6.500%	02/01/2034	250,000	265,672
Wyeth, Senior Note
5.500%	02/01/2014	1,250,000	1,259,388
			7,852,519
Real Estate—0.2%
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	788,242
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	193,668
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	248,772
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	497,012
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	263,305
			1,990,999
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	274,661
Retailers—0.4%
CVS Corporation, Note
4.875%	09/15/2014	530,000	511,590
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029	500,000	506,517
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	258,226
Federated Retail Holdings, Inc., Guaranteed Senior Note
5.900%	12/01/2016	750,000	748,564
Limited Brands, Note
5.250%	11/01/2014	250,000	239,079
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	248,368
Target Corporation, Note
7.000%	07/15/2031	350,000	400,402
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	750,000	905,452
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009	750,000	781,082
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	483,733
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	242,445
			5,325,458
Sovereign—0.1%
Quebec Province (Canada)
5.125%	11/14/2016	750,000	749,958
Telephone Systems—1.9%
Alltel Corporation, Senior Note
7.000%	07/01/2012	250,000	263,202
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	99,171
AT&T Corporation
8.050%	11/15/2011	1,000,000	1,086,622
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	$250,000	$323,414
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	821,357
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	900,000	1,056,249
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	372,410
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	258,139
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	206,546
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	2,000,000	2,234,300
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	263,643
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	931,672
Deutsche Telekom International Finance BV, Note, Step Bond (Netherlands)
8.000%	06/15/2010	700,000	759,348
Embarq Corp., Note
7.082%	06/01/2016	500,000	510,627
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031	500,000	651,740
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011	100,000	109,040
GTE Corporation, Note
7.510%	04/01/2009	200,000	208,545
Koninklijve KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	379,948
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	259,755
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	493,714
SBC Communications, Inc., Global Note
5.300%	11/15/2010	1,250,000	1,256,691
SBC Communications, Inc., Global Note
5.100%	09/15/2014	500,000	489,239
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	750,000	766,449
Sprint Capital Corporation, Note
8.375%	03/15/2012	850,000	949,339
Sprint Capital Corporation, Note
6.875%	11/15/2028	500,000	499,335
Sprint Capital Corporation, Note
6.125%	11/15/2008	1,000,000	1,013,102
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2014	250,000	227,102
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014	1,500,000	1,415,157
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013	350,000	339,807
Telefonica Emisones SAU, Guaranteed Senior Note (Spain)
6.421%	06/20/2016	500,000	522,769
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	420,487
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,100,145
Verizon Global Funding Corporation, Note
7.750%	12/01/2030	750,000	871,853
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011	350,000	354,733

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Verizon Virginia, Inc., Note
4.625%	03/15/2013	$250,000	$237,988
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030	250,000	289,415
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010	550,000	587,440
Vodafone Group PLC, Note (United Kingdom)
5.375%	01/30/2015	750,000	740,065
			23,370,558
Transportation—0.3%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010	750,000	796,382
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013	585,000	557,134
CSX Corporation, Note
6.750%	03/15/2011	300,000	313,627
Norfolk Southern Corp., Note
5.257%	09/17/2014	500,000	488,609
Norfolk Southern Corporation, Note
7.700%	05/15/2017	350,000	390,756
Norfolk Southern Corporation, Note
7.050%	05/01/2037	500,000	543,394
Union Pacific Corporation, Note
6.625%	02/01/2029	250,000	265,077
			3,354,979
TOTAL CORPORATE OBLIGATIONS
(Cost $244,977,281)			244,104,363

U.S. GOVERNMENT AGENCY OBLIGATIONS—47.8%
U.S. Government Agencies—10.6%
Federal Home Loan Bank
5.945%	07/28/2008	2,000,000	2,025,366
5.750%	05/15/2012	5,225,000	5,440,385
5.375%	05/18/2016	2,000,000	2,058,670
5.300%	01/16/2009- 01/22/2010	1,300,000	1,299,977
5.250%	06/18/2014	1,000,000	1,020,873
4.900%	07/24/2008	350,000	349,804
4.625%	02/18/2011	5,500,000	5,463,997
4.375%	03/17/2010	825,000	816,588
4.100%	06/13/2008	3,250,000	3,217,227
3.625%	11/14/2008	2,500,000	2,451,795
3.000%	04/15/2009	8,000,000	7,716,008
2.625%	07/15/2008	3,250,000	3,158,145
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010	2,630,000	2,789,005
6.750%	09/15/2029	660,000	789,537
6.250%	07/15/2032	1,050,000	1,199,978
6.000%	06/15/2011- 09/19/2016	1,200,000	1,210,132
5.750%	04/15/2008- 01/15/2012	3,150,000	3,189,431
5.625%	11/23/2035	130,000	127,988
5.500%	04/24/2009- 07/18/2016	6,640,000	6,872,274
5.450%	09/02/2011- 11/21/2013	1,100,000	1,101,446
5.375%	05/22/2008- 01/09/2014	3,100,000	3,100,970
5.250%	02/24/2011- 10/06/2011	$1,400,000	$1,401,028
5.200%	03/05/2019	200,000	196,527
5.125%	07/15/2012	2,000,000	2,029,250
5.050%	01/26/2015	300,000	302,294
5.000%	01/30/2014	600,000	603,455
4.900%	11/03/2008	400,000	399,916
4.750%	12/08/2010	500,000	498,688
4.500%	08/04/2008- 11/01/2035	4,258,540	4,174,513
4.375%	01/25/2010- 07/17/2015	4,600,000	4,506,868
4.250%	06/23/2008	1,000,000	991,722
4.125%	09/01/2009- 02/24/2011	5,150,000	5,055,453
4.000%	09/22/2009	560,000	549,334
3.625%	09/15/2008	2,260,000	2,220,491
Federal National Mortgage Association
7.250%	01/15/2010	2,800,000	2,977,436
7.125%	06/15/2010	1,500,000	1,603,468
6.625%	09/15/2009- 11/15/2030	5,750,000	6,161,738
6.500%	01/01/2037	1,996,189	2,036,987
6.375%	06/15/2009	394,000	406,391
6.250%	05/15/2029	2,240,000	2,532,085
6.125%	07/17/2013	500,000	504,589
6.070%	05/12/2016	700,000	704,575
6.000%	05/15/2011	2,500,000	2,609,110
5.700%	10/05/2021	300,000	299,378
5.500%	03/15/2011	1,400,000	1,433,221
5.250%	04/04/2008- 12/28/2009	8,450,000	8,489,269
5.000%	01/23/2009	750,000	751,587
4.875%	12/15/2016	1,000,000	990,898
4.625%	10/15/2013	1,900,000	1,872,412
4.500%	10/15/2008	3,000,000	2,984,445
4.375%	09/15/2012- 03/15/2013	2,950,000	2,881,377
4.125%	05/15/2010	1,200,000	1,177,756
3.250%	08/15/2008- 02/15/2009	6,000,000	5,850,117
0.000%	06/01/2017	1,000,000	601,037
Financing Corporation, Note
9.650%	11/02/2018	500,000	698,474
8.600%	09/26/2019	500,000	659,603
Tennessee Valley Authority
6.250%	12/15/2017	1,200,000	1,318,304
			127,873,392
U.S. Government Agencies—Mortgage Backed—37.2%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029	673,939	706,885
7.000%	02/01/2016- 09/01/2036	2,247,748	2,327,322
6.500%	05/01/2008- 10/01/2036	12,591,600	12,912,350
6.055%	01/01/2037	3,129,751	3,167,751
6.000%	11/01/2016- 02/01/2037	24,837,230	25,110,194
5.911%	01/01/2037	834,252	842,274
5.625%	02/01/2037	1,880,000	1,882,225
5.500%	02/01/2018- 02/01/2037	47,547,363	47,205,272
5.000%	05/01/2018- 01/01/2037	46,381,473	45,165,817
4.823%	09/01/2035	1,042,032	1,037,907
4.500%	07/01/2011- 09/01/2036	19,726,787	19,028,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
4.000%	04/01/2009- 12/01/2020		$4,037,642	$3,826,551
3.500%	05/01/2011		64,898	61,804
Federal Home Loan Mortgage Corporation TBA
5.500%	04/01/2036		6,000,000	5,938,128
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		78,534	82,296
7.000%	03/01/2030- 10/01/2036		4,281,540	4,433,325
6.500%	02/01/2017- 09/01/2036		10,941,740	11,211,572
6.000%	04/01/2014- 10/01/2036		40,116,428	40,503,679
5.865%	04/01/2037		9,710,000	9,817,101
5.763%	04/01/2037		1,160,000	1,172,461
5.756%	02/01/2037		3,216,067	3,237,454
5.690%	02/01/2037		5,161,163	5,201,420
5.586%	07/01/2036		2,281,999	2,285,249
5.500%	01/01/2018- 02/01/2037		63,998,110	63,539,625
5.460%	02/01/2037		450,483	452,578
5.429%	12/01/2036		4,007,532	4,027,609
5.425%	03/01/2037		2,590,000	2,604,918
5.000%	03/01/2018- 11/01/2036		60,065,485	58,469,238
4.863%	10/01/2035		1,967,700	1,959,848
4.761%	05/01/2035		2,253,098	2,242,530
4.673%	05/01/2035		634,023	632,123
4.500%	08/01/2011- 07/01/2035		18,047,023	17,331,061
4.446%	08/01/2034		1,142,030	1,136,999
4.000%	07/01/2011- 12/01/2018		5,235,270	4,975,131
Federal National Mortgage Association TBA
7.000%	04/01/2037		1,200,000	1,237,874
6.000%	02/01/2015		4,000,000	4,030,000
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		959,691	1,002,298
7.000%	09/15/2031		713,830	746,982
6.500%	03/15/2026- 06/15/2036		4,471,970	4,593,962
6.000%	02/15/2033- 02/15/2037		10,153,229	10,298,858
5.500%	03/15/2033- 01/15/2037		14,266,247	14,205,453
5.000%	05/15/2033- 06/15/2036		8,695,431	8,471,122
				449,115,788
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $582,175,696)				576,989,180

U.S. TREASURY OBLIGATIONS—22.9%
U.S. Treasury Bonds—7.1%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	997,688
11.750%	11/15/2014		500,000	587,891
11.250%	02/15/2015		500,000	716,016
10.375%	11/15/2012		300,000	309,668
9.875%	11/15/2015	†	1,550,000	2,121,139
9.125%	05/15/2018	†	$3,000,000	$4,124,766
8.750%	05/15/2017- 05/15/2020	†	10,440,000	14,019,542
8.500%	02/15/2020	†	2,500,000	3,370,705
8.125%	08/15/2019		2,740,000	3,579,125
8.000%	11/15/2021	†	4,390,000	5,803,031
7.875%	02/15/2021	†	3,500,000	4,547,812
7.625%	02/15/2025		1,600,000	2,109,251
7.500%	11/15/2024		1,350,000	1,757,426
7.250%	05/15/2016- 08/15/2022		4,080,000	4,947,028
7.125%	02/15/2023		1,925,000	2,390,459
6.500%	11/15/2026		1,150,000	1,376,227
6.250%	05/15/2030		2,910,000	3,448,580
6.125%	11/15/2027	†	1,350,000	1,559,039
6.000%	02/15/2026	†	2,750,000	3,109,004
5.750%	08/15/2010	†	2,960,000	3,072,504
5.375%	02/15/2031	†	4,341,000	4,629,273
5.250%	02/15/2029		3,880,000	4,051,872
5.000%	08/15/2011	†	10,060,000	10,258,061
4.750%	02/15/2037	†	3,000,000	2,954,064
				85,840,171
U.S. Treasury Notes—15.8%
U.S. Treasury Note
6.000%	08/15/2009		4,470,000	4,610,912
5.625%	05/15/2008		3,440,000	3,469,161
5.500%	05/15/2009	†	3,000,000	3,055,665
5.125%	05/15/2016		500,000	517,129
5.000%	07/31/2008- 02/15/2011	†	15,140,000	15,260,889
4.875%	08/31/2008- 02/15/2012	†	45,865,000	46,249,568
4.750%	11/15/2008	†	9,100,000	9,107,116
4.625%	11/30/2008- 11/15/2016	†	22,250,000	22,262,288
4.500%	02/28/2011- 02/15/2036	†	12,215,000	11,996,934
4.375%	08/15/2012	†	4,230,000	4,204,722
4.250%	01/15/2011- 11/15/2014	†	8,350,000	8,190,709
4.125%	08/15/2008- 05/15/2015	†	8,630,000	8,388,955
4.000%	03/15/2010- 02/15/2015	†	26,090,000	25,617,729
3.875%	02/15/2013		1,350,000	1,304,385
3.750%	05/15/2008	†	4,650,000	4,596,055
3.625%	07/15/2009- 05/15/2013		2,910,000	2,839,622
3.375%	12/15/2008- 10/15/2009		8,580,000	8,382,605
3.250%	01/15/2009		7,630,000	7,449,093
3.125%	04/15/2009		2,570,000	2,497,418
				190,000,955
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $276,798,575)				275,841,126

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,050,445
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	618,980
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	23,503

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
MUNICIPAL OBLIGATIONS—(Continued)
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016	$525,000	$498,582
Oregon State (Oregon)
5.762%	06/01/2023	200,000	206,528
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,333,468)			2,398,038

SOVEREIGN DEBT OBLIGATIONS—1.7%
Government Issued—1.7%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	150,000	169,957
Canadian Government (Canada)
5.250%	11/05/2008	250,000	251,661
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	367,541
Hydro-Quebec (Canada)
8.050%	07/07/2024	500,000	645,751
Italian Republic (Italy)
6.875%	09/27/2023	750,000	862,051
Italian Republic (Italy)
6.000%	02/22/2011	1,550,000	1,609,920
Italian Republic (Italy)
5.375%	06/15/2033	500,000	490,927
Italian Republic (Italy)
4.375%	06/15/2013	1,000,000	965,687
Italian Republic (Italy)
3.250%	05/15/2009	500,000	484,403
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	536,289
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	272,094
Nova Scotia Province (Canada)
5.750%	02/27/2012	850,000	878,273
Ontario Province (Canada)
5.500%	10/01/2008	550,000	553,785
Ontario Province (Canada)
5.450%	04/27/2016	1,000,000	1,031,336
Ontario Province (Canada)
4.500%	02/03/2015	400,000	389,040
Ontario Province (Canada)
3.625%	10/21/2009	250,000	242,646
People’s Republic of China (China)
4.750%	10/29/2013	250,000	247,506
Quebec Province (Canada)
7.500%	09/15/2029	600,000	760,357
Quebec Province (Canada)
6.125%	01/22/2011	850,000	885,212
Quebec Province (Canada)
5.750%	02/15/2009	850,000	864,268
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	102,944
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	152,835
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	177,958
Republic of Korea (South Korea)
8.875%	04/15/2008	250,000	259,560
Republic of Korea (South Korea)
4.875%	09/22/2014	1,000,000	976,459
Republic of Poland (Poland)
5.250%	01/15/2014	200,000	202,071
Republic of Poland (Poland)
5.000%	10/19/2015	$300,000	$297,153
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	272,188
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	258,647
State of Israel (Israel)
5.125%	03/01/2014	250,000	246,647
United Mexican States (Mexico)
8.375%	01/14/2011	500,000	554,750
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	645,500
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	922,500
United Mexican States (Mexico)
7.500%	04/08/2033	400,000	477,000
United Mexican States (Mexico)
6.625%	03/03/2015	185,000	200,263
United Mexican States (Mexico)
6.375%	01/16/2013	679,000	717,703
United Mexican States (Mexico)
5.875%	01/15/2014	1,000,000	1,032,500
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,749,070)			20,005,382

ASSET BACKED SECURITIES—0.8%
Automotive—0.3%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010	491,894	488,713
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012	2,750,000	2,701,260
			3,189,973
Credit Cards—0.3%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011	1,500,000	1,470,568
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011	1,500,000	1,525,477
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011	825,000	840,465
			3,836,510
Electric Utilities—0.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	2,700,000	2,947,714
TOTAL ASSET BACKED SECURITIES
(Cost $10,297,420)			9,974,197

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.1%
Mortgage Backed—5.1%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	499,285
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	3,000,000	2,910,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	$500,000	$485,405
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,734,969
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM, (FRN)
5.350%	09/10/2047	1,000,000	993,011
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	753,536
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM
4.830%	05/15/2043	1,500,000	1,446,750
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, (FRN)
5.399%	07/15/2044	900,000	899,829
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048	1,500,000	1,524,705
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	2,016,569
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	1,750,000	1,695,235
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,634,691
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/15/2030	377,062	382,092
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	984,866	967,541
CW Capital Cobalt Ltd., Series 2006-C1, Class A4
5.223%	08/15/2048	750,000	739,538
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033	56,300	56,331
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	1,000,000	978,403
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM, (FRN)
5.511%	11/10/2045	2,000,000	1,997,930
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,666,864
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	972,099
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,706,437	1,799,353
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	979,933
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	242,626
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3
4.608%	01/10/2040	$60,000	$58,295
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	978,487
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class AM
5.335%	01/12/2043	900,000	902,058
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	899,065
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E, (FRN)
4.981%	07/15/2042	750,000	721,755
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,048,487
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,521,163
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC17, Class AM
5.464%	12/12/2043	750,000	754,101
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,957,558
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4, (FRN)
5.377%	06/12/2041	750,000	761,542
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	1,750,000	1,704,257
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031	1,976,927	2,026,309
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031	1,500,000	1,480,789
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027	1,000,000	984,510
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029	1,000,000	971,450
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034	500,000	504,560
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3, (FRN)
5.484%	02/12/2039	750,000	761,559
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, (FRN)
5.434%	02/12/2039	1,500,000	1,516,276
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	750,000	751,460
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	1,000,000	983,858
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041	750,000	730,688
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045	840,743	819,960
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041	500,000	494,680

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030		$440,634	$443,454
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034		3,000,000	2,958,091
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	704,044
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	739,856
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	497,842
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, (FRN)
5.233%	07/15/2041		750,000	752,590
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	967,806
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, (FRN)
5.992%	06/15/2045		1,000,000	1,045,185
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $62,275,451)				61,818,664

CASH EQUIVALENTS—12.6%
Institutional Money Market Funds—0.5%
BGI Institutional Money Market Fund		††	1,634,882	1,634,882
Reserve Primary Money Market Fund		††	3,718,635	3,718,635
				5,353,517
Bank & Certificate Deposits/ Offshore Time Deposits—11.7%
Abbey National PLC
5.270%	04/03/2007	††	1,089,921	1,089,922
Abbey National PLC
5.270%	04/26/2007	††	1,089,921	1,089,921
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	3,269,764	3,269,764
Bank of Montreal
5.400%	04/02/2007	††	1,089,921	1,089,921
Bank of Montreal
5.270%	04/11/2007	††	1,089,921	1,089,921
Bank of Montreal
5.270%	04/20/2007	††	1,634,882	1,634,882
Bank of Nova Scotia
5.280%	04/02/2007	††	1,634,882	1,634,882
Bank of Nova Scotia
5.280%	04/09/2007	††	1,089,921	1,089,921
Barclays
5.315%	04/23/2007	††	2,179,842	2,179,842
Barclays
5.310%	04/02/2007	††	2,724,803	2,724,803
Barclays
5.310%	04/09/2007	††	1,089,921	1,089,921
Barclays
5.300%	05/16/2007	††	$1,634,882	$1,634,882
Barclays
5.285%	05/07/2007	††	1,089,921	1,089,921
Barton Capital LLC
5.288%	04/12/2007	††	1,089,921	1,089,921
Barton Capital LLC
5.276%	04/11/2007	††	1,089,921	1,089,921
Barton Capital LLC
5.268%	04/05/2007	††	1,089,921	1,089,921
BNP Paribas
5.420%	04/02/2007	††	1,089,921	1,089,921
CAFCO Funding LLC
5.282%	04/17/2007	††	544,961	544,961
Calyon
5.305%	05/24/2007	††	1,634,882	1,634,882
Calyon
5.300%	05/17/2007	††	544,961	544,961
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	3,269,764	3,269,764
Charta LLC
5.296%	05/09/2007	††	1,089,921	1,089,921
CIESCO
5.279%	04/16/2007	††	1,634,882	1,634,882
Citigroup
5.310%	05/04/2007	††	1,089,921	1,089,921
Clipper Receivables Corporation
5.282%	04/04/2007	††	544,961	544,961
Compass Securitization Corporation
5.295%	04/17/2007	††	1,089,921	1,089,921
Compass Securitization Corporation
5.293%	04/25/2007	††	1,089,921	1,089,921
CRC Funding LLC
5.287%	04/25/2007	††	1,089,921	1,089,921
CRC Funding LLC
5.280%	04/17/2007	††	1,634,882	1,634,882
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	2,724,803	2,724,803
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	544,961	544,961
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	544,961	544,961
Den Danske Bank
5.285%	04/30/2007	††	1,089,921	1,089,921
Den Danske Bank
5.271%	04/10/2007	††	1,089,921	1,089,921
Deutsche Bank
5.300%	05/15/2007	††	1,089,921	1,089,921
Deutsche Bank
5.280%	04/10/2007	††	1,089,921	1,089,921
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	1,089,921	1,089,921
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	1,089,921	1,089,921
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	1,089,921	1,089,921
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	1,089,921	1,089,921
First Tennessee National Corporation
5.310%	05/02/2007	††	1,089,921	1,089,921
Fortis Bank
5.300%	06/25/2007	††	1,089,921	1,089,921
Fortis Bank
5.270%	04/12/2007	††	1,089,921	1,089,921
Fortis Bank
5.270%	04/13/2007	††	2,179,842	2,179,842
Fortis Bank
5.270%	04/16/2007	††	1,089,921	1,089,921
Greyhawk Funding

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
5.282%	04/17/2007	††	$544,961	$544,961
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	544,961	544,961
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	1,634,882	1,634,882
Jupiter Securitization Corporation
5.292%	04/19/2007	††	1,089,921	1,089,921
Jupiter Securitization Corporation
5.275%	04/09/2007	††	1,089,921	1,089,921
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	1,089,921	1,089,921
Lexington Parker Capital Company
5.294%	04/17/2007	††	1,089,921	1,089,921
Lexington Parker Capital Company
5.289%	04/18/2007	††	544,961	544,961
Liberty Street Funding Corporation
5.289%	04/26/2007	††	1,089,921	1,089,921
Lloyds TSB Bank
5.270%	04/05/2007	††	1,089,921	1,089,921
Merrill Lynch & Company
5.428%	04/02/2007	††	20,243,221	20,243,221
Morgan Stanley & Company
5.428%	04/02/2007	††	11,989,133	11,989,133
Old Line Funding LLC
5.285%	04/23/2007	††	1,089,921	1,089,921
Paradigm Funding LLC
5.302%	04/25/2007	††	544,961	544,961
Paradigm Funding LLC
5.292%	04/16/2007	††	544,961	544,961
Paradigm Funding LLC
5.291%	04/24/2007	††	1,089,921	1,089,921
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	544,961	544,961
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	1,089,921	1,089,921
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	544,961	544,961
Rabobank Nederland
5.400%	04/02/2007	††	3,269,763	3,269,763
Rabobank Nederland
5.270%	04/10/2007	††	1,089,921	1,089,921
Ranger Funding Corporation
5.291%	05/01/2007	††	1,089,921	1,089,921
Ranger Funding Corporation
5.285%	04/12/2007	††	1,089,921	1,089,921
Regions Bank
5.300%	04/23/2007	††	1,089,921	1,089,921
Royal Bank of Scotland
5.310%	05/25/2007	††	1,634,882	1,634,882
Royal Bank of Scotland
5.300%	05/08/2007	††	544,961	544,961
Royal Bank of Scotland
5.300%	05/09/2007	††	544,961	544,961
Royal Bank of Scotland
5.285%	05/07/2007	††	1,089,921	1,089,921
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	1,089,921	1,089,921
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	1,089,921	1,089,921
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	1,089,921	1,089,921
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	1,089,921	1,089,921
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	$544,961	$544,961
Societe Generale
5.380%	04/02/2007	††	2,179,842	2,179,842
Societe Generale
5.310%	05/24/2007	††	1,089,921	1,089,921
Societe Generale
5.270%	04/05/2007	††	1,634,882	1,634,882
Svenska Handlesbanken
5.375%	04/02/2007	††	1,151,334	1,151,334
Swedbank AB
5.300%	05/11/2007	††	2,179,842	2,179,842
Three Pillars Funding LLC
5.296%	04/24/2007	††	531,798	531,798
UBS AG
5.285%	04/06/2007	††	3,269,764	3,269,764
Variable Funding Capital Company
5.278%	04/19/2007	††	1,089,921	1,089,921
Variable Funding Capital Company
5.278%	04/20/2007	††	544,961	544,961
Yorktown Capital LLC
5.297%	04/19/2007	††	1,089,921	1,089,921
Yorktown Capital LLC
5.296%	04/02/2007	††	1,089,921	1,089,921
Yorktown Capital LLC
5.286%	04/04/2007	††	1,089,921	1,089,921
Yorktown Capital LLC
5.285%	04/12/2007	††	1,089,921	1,089,921
				141,272,722
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.310%	07/10/2007	††	2,724,803	2,724,803
Bank of America
5.270%	05/08/2007	††	2,179,842	2,179,842
				4,904,645
TOTAL CASH EQUIVALENTS
(Cost $151,530,884)				151,530,884

REPURCHASE AGREEMENTS—2.5%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $30,572,772 and an effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.072% to 8.125%, maturity dates ranging from 04/25/2027 to 07/01/2034 and an aggregate market value of $32,088,976.			30,560,929	30,560,929
TOTAL INVESTMENTS—113.8%
(Cost $1,380,698,774)				1,373,222,763
Other assets less liabilities—(13.8%)				(166,933,852)
NET ASSETS—100.0%				$1,206,288,911

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Legend to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.08% of Total Investments.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.9%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$165,299
Monster Worldwide, Inc. *	4,065	192,559
Omnicom Group	5,348	547,528
		905,386
Aerospace & Defense—2.2%
Goodrich Corporation	3,725	191,763
Boeing Company (The)	24,612	2,188,253
General Dynamics Corporation	12,623	964,397
Honeywell International, Inc.	25,456	1,172,503
Lockheed Martin Corporation	11,104	1,077,310
Northrop Grumman Corporation	10,578	785,099
Textron, Inc.	3,736	335,493
United Technologies Corporation	31,242	2,030,730
		8,745,548
Airlines—0.4%
FedEx Corporation	9,562	1,027,246
Southwest Airlines Company	24,870	365,589
		1,392,835
Apparel Retailers—0.5%
Abercrombie & Fitch Company Class A	2,224	168,312
Gap (The), Inc.	16,874	290,402
Kohl’s Corporation *	10,216	782,648
Ltd. Brands, Inc.	10,263	267,454
Nordstrom, Inc.	7,178	380,003
		1,888,819
Automotive—0.7%
Autonation, Inc. *	4,218	89,590
Ford Motor Company †	59,170	466,851
General Motors Corporation †	17,696	542,205
Genuine Parts Company	5,410	265,090
Goodyear Tire & Rubber Company (The) *†	5,556	173,292
Harley-Davidson, Inc.	8,109	476,404
ITT Corporation	5,806	350,218
Paccar, Inc. †	7,773	570,538
		2,934,188
Banking—11.8%
American Express Company	37,499	2,114,944
BB&T Corporation	16,901	693,279
Bank of America Corporation	138,984	7,090,964
Bank of New York Company, Inc. (The)	23,840	966,712
Capital One Financial Corporation	12,540	946,268
CIT Group, Inc.	6,087	322,124
Citigroup, Inc.	152,682	7,838,694
Comerica, Inc.	4,863	287,501
Commerce Bancorp, Inc. †	5,556	185,459
Compass Bancshares, Inc.	4,100	282,080
Fannie Mae	30,364	1,657,267
Fifth Third Bancorp	17,438	674,676
First Horizon National Corporation	3,674	152,581
Freddie Mac	21,592	1,284,508
Hudson City Bancorp, Inc.	15,412	210,836
Huntington Bancshares, Inc.	7,147	156,162
JPMorgan Chase & Company	108,173	5,233,410
Keycorp	12,073	452,375
M&T Bank Corporation	2,431	281,583
Marshall & IIsley Corporation	8,011	$370,989
Mellon Financial Corporation	12,888	555,988
National City Corporation	18,129	675,305
Northern Trust Corporation	5,889	354,164
PNC Financial Services Group, Inc.	10,783	776,053
Regions Financial Corporation	22,761	805,057
SLM Corporation	12,376	506,178
Sovereign Bancorp, Inc. †	11,004	279,942
State Street Corporation	10,377	671,911
SunTrust Banks, Inc.	10,877	903,226
Synovus Financial Corporation	10,222	330,579
U.S. Bancorp	54,727	1,913,803
Wachovia Corporation	59,288	3,263,804
Washington Mutual, Inc.	28,635	1,156,281
Wells Fargo & Company	105,226	3,622,931
Zions Bancorporation	3,246	274,352
		47,291,986
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	65,356	5,738,910
Anheuser-Busch Companies, Inc.	23,965	1,209,274
Archer-Daniels-Midland Company	20,536	753,671
Brown-Forman Corporation Class B	2,464	161,540
Campbell Soup Company	6,505	253,370
Coca-Cola Company (The)	63,435	3,044,880
Coca-Cola Enterprises, Inc.	8,053	163,073
ConAgra Foods, Inc.	15,594	388,447
Constellation Brands, Inc. Class A *	6,692	141,737
Dean Foods Company *	4,192	195,934
General Mills, Inc.	10,752	625,981
Hershey Company (The) †	5,550	303,363
HJ Heinz Company	10,333	486,891
Kellogg Company	7,575	389,582
Kraft Foods, Inc. Class A	4,590	145,319
McCormick & Company, Inc.	3,895	150,035
Molson Coors Brewing Company Class B	1,506	142,498
Pepsi Bottling Group, Inc.	4,086	130,303
Pepsico, Inc.	51,079	3,246,581
Reynolds American, Inc. †	5,390	336,390
Sara Lee Corporation	23,124	391,258
Supervalu, Inc.	6,343	247,821
Sysco Corporation	19,320	653,596
Tyson Foods, Inc. Class A †	7,900	153,339
UST, Inc.	5,151	298,655
WM Wrigley Jr. Company	6,663	339,347
		20,091,795
Building Materials—1.0%
Home Depot, Inc.	63,504	2,333,137
Lowe’s Companies, Inc. †	47,428	1,493,508
Vulcan Materials Company †	3,021	351,886
		4,178,531
Chemicals—1.4%
Air Products & Chemicals, Inc.	6,726	496,984
Avery Dennison Corporation	2,698	173,374
Dow Chemical Company (The) †	29,774	1,365,436
Eastman Chemical Company †	2,451	155,222
EI Du Pont de Nemours & Company	28,658	1,416,565
Hercules, Inc. *	3,515	68,683
International Flavors & Fragrances, Inc.	2,365	111,675

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Monsanto Company	16,953	$931,737
PPG Industries, Inc.	5,081	357,245
Praxair, Inc.	9,796	616,756
		5,693,677
Coal—0.1%
Consol Energy, Inc.	5,595	218,932
Peabody Energy Corporation	8,293	333,710
		552,642
Commercial Services—0.7%
Allied Waste Industries, Inc. *†	8,207	103,326
Cintas Corporation	4,114	148,515
Convergys Corporation *	4,528	115,056
Equifax, Inc. †	3,865	140,879
Fluor Corporation †	2,599	233,182
H&R Block, Inc.	10,232	215,281
Moody’s Corporation	7,378	457,879
Paychex, Inc.	10,619	402,142
Robert Half International, Inc. †	5,293	195,894
RR Donnelley & Sons Company	6,781	248,117
Ryder System, Inc.	2,030	100,160
Waste Management, Inc.	16,395	564,152
		2,924,583
Communications—1.4%
ADC Telecommunications, Inc. *	3,642	60,967
Avaya, Inc. *	13,317	157,274
Ciena Corporation *	2,144	59,925
Corning, Inc. *	48,789	1,109,462
L-3 Communications Holdings, Inc.	3,929	343,670
Motorola, Inc.	75,310	1,330,728
Network Appliance, Inc. *†	11,224	409,900
Qualcomm, Inc.	51,449	2,194,814
Tellabs, Inc. *	12,229	121,067
		5,787,807
Computer Software & Processing—5.6%
Adobe Systems, Inc. *	18,229	760,149
Affiliated Computer Services, Inc. Class A *	3,065	180,467
Autodesk, Inc. *	7,066	265,682
Automatic Data Processing, Inc.	17,188	831,899
BMC Software, Inc. *	6,466	199,088
CA, Inc.	12,912	334,550
Citrix Systems, Inc. *	5,196	166,428
Cognizant Technology Solutions Corporation *	4,324	381,679
Computer Sciences Corporation *	5,432	283,170
Compuware Corporation *	12,167	115,465
Electronic Arts, Inc. *	9,665	486,729
Electronic Data Systems Corporation	16,012	443,212
Fidelity National Information Services, Inc. †	5,123	232,892
First Data Corporation	23,954	644,363
Fiserv, Inc. *	5,132	272,304
Google, Inc. Class A *	6,777	3,104,950
IMS Health, Inc.	6,032	178,909
Intuit, Inc. *	10,960	299,866
Juniper Networks, Inc. *	17,005	334,658
Microsoft Corporation	267,759	7,462,443
NCR Corporation *	5,590	267,034
Novell, Inc. *	11,821	85,348
Nvidia Corporation *	11,171	$321,501
Oracle Corporation *	124,524	2,257,620
Sun Microsystems, Inc. *	109,955	660,830
Symantec Corporation *†	29,439	509,295
Unisys Corporation *	10,465	88,220
VeriSign, Inc. *	7,800	195,936
Yahoo!, Inc. *	37,700	1,179,633
		22,544,320
Computers & Information—4.0%
3M Company	22,750	1,738,783
Apple Computer, Inc. *	26,842	2,493,890
Dell, Inc. *	70,744	1,641,968
EMC Corporation *	68,526	949,085
Hewlett-Packard Company	84,349	3,385,769
International Business Machines Corporation	46,923	4,422,962
International Game Technology	10,262	414,380
Jabil Circuit, Inc.	5,122	109,662
Lexmark International, Inc. *	2,870	167,780
Pitney Bowes, Inc.	6,896	313,009
SanDisk Corporation *	6,917	302,965
Solectron Corporation *	29,567	93,136
		16,033,389
Containers & Packaging—0.1%
Ball Corporation	3,168	145,253
Sealed Air Corporation	4,782	151,111
Temple-Inland, Inc.	3,438	205,386
		501,750
Cosmetics & Personal Care—2.1%
Avon Products, Inc.	13,350	497,421
Clorox Company	4,566	290,809
Colgate-Palmolive Company	16,039	1,071,245
Ecolab, Inc.	5,738	246,734
Estee Lauder Companies (The), Inc. Class A	3,640	177,814
Procter & Gamble Company	98,058	6,193,343
		8,477,366
Education—0.1%
Apollo Group, Inc. Class A *	4,409	193,555
Electric Utilities—3.6%
AES Corporation (The) *	20,826	448,176
Allegheny Energy, Inc. *	4,824	237,051
Ameren Corporation	6,170	310,351
American Electric Power Company, Inc.	12,380	603,525
CMS Energy Corporation	7,199	128,142
Centerpoint Energy, Inc.	9,695	173,928
Consolidated Edison, Inc.	8,061	411,595
Constellation Energy Group, Inc.	5,647	491,007
DTE Energy Company	5,330	255,307
Dominion Resources, Inc.	11,036	979,666
Duke Energy Corporation	39,212	795,611
Dynegy, Inc. Class A *	12,555	116,259
Edison International	9,898	486,289
Entergy Corporation	6,303	661,311
Exelon Corporation	20,910	1,436,726
FPL Group, Inc.	12,628	772,455
FirstEnergy Corporation	9,744	645,443
Integrys Energy Group, Inc.	2,341	129,949
KeySpan Corporation	5,136	211,346
NiSource, Inc.	8,413	205,614
PG&E Corporation	10,922	527,205

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
PPL Corporation	11,967	$489,450
Pinnacle West Capital Corporation	2,891	139,491
Progress Energy, Inc. †	7,759	391,364
Public Service Enterprise Group, Inc.	7,895	655,601
Sempra Energy	8,214	501,136
Southern Company (The)	23,187	849,804
TXU Corporation	14,341	919,258
TECO Energy, Inc. †	5,950	102,400
Xcel Energy, Inc. †	12,731	314,328
		14,389,788
Electrical Equipment—3.2%
Cooper Industries Ltd. Class A (Bermuda)	5,312	238,987
Emerson Electric Company	24,650	1,062,169
General Electric Company	320,253	11,324,146
		12,625,302
Electronics—3.8%
Advanced Micro Devices, Inc. *†	16,617	217,018
Agilent Technologies, Inc. *	12,539	422,439
Altera Corporation *	11,395	227,786
Analog Devices, Inc.	10,381	358,041
Broadcom Corporation Class A *	14,124	452,957
Cisco Systems, Inc. *	187,855	4,795,938
Eastman Kodak Company †	8,976	202,499
Intel Corporation	179,330	3,430,583
JDS Uniphase Corporation *†	5,668	86,324
LSI Logic Corporation *†	12,007	125,353
Linear Technology Corporation †	8,992	284,057
Maxim Integrated Products, Inc.	9,705	285,327
Micron Technology, Inc. *	23,746	286,852
Molex, Inc.	4,262	120,188
National Semiconductor Corporation	8,732	210,791
Novellus Systems, Inc. *	3,413	109,284
PMC-Sierra, Inc. *†	5,469	38,338
QLogic Corporation *	4,584	77,928
Raytheon Company	13,679	717,600
Rockwell Collins, Inc.	5,106	341,745
Sanmina-SCI Corporation *	16,779	60,740
Teradyne, Inc. *†	6,358	105,161
Texas Instruments, Inc.	45,795	1,378,430
Xerox Corporation *	29,117	491,786
Xilinx, Inc.	10,839	278,887
		15,106,052
Entertainment & Leisure—1.8%
Harrah’s Entertainment, Inc.	5,827	492,090
Hasbro, Inc.	5,527	158,183
Mattel, Inc.	11,814	325,712
News Corporation, Inc. Class A	72,898	1,685,402
Time Warner, Inc.	121,743	2,400,772
Walt Disney Company	64,378	2,216,535
		7,278,694
Environmental—0.0%
Tektronix, Inc.	2,676	75,356
Financial Services—3.6%
Ameriprise Financial, Inc.	7,301	417,179
Bear Stearns Companies, Inc. (The)	3,605	542,012
Charles Schwab Corporation (The)	31,601	577,982
Chicago Mercantile Exchange	1,065	$567,070
Countrywide Financial Corporation	17,838	600,070
E*Trade Financial Corporation *	12,800	271,616
Federated Investors, Inc. Class B	2,799	102,779
Franklin Resources, Inc.	5,212	629,766
Goldman Sachs Group, Inc.	13,099	2,706,646
Janus Capital Group, Inc.	6,553	137,023
Legg Mason, Inc.	3,983	375,238
Lehman Brothers Holdings, Inc.	16,302	1,142,281
Merrill Lynch & Company, Inc.	27,506	2,246,415
Morgan Stanley	32,936	2,594,039
Principal Financial Group †	8,326	498,478
T Rowe Price Group, Inc.	7,884	372,046
Western Union Company (The)	23,989	526,559
		14,307,199
Food Retailers—0.5%
Kroger Company (The)	21,895	618,534
Safeway, Inc.	13,907	509,552
Starbucks Corporation *	23,609	740,378
Whole Foods Market, Inc. †	4,200	188,370
		2,056,834
Forest Products & Paper—0.6%
Bemis Company	3,365	112,357
International Paper Company	14,251	518,736
Kimberly-Clark Corporation	14,297	979,202
MeadWestvaco Corporation	5,462	168,448
Pactiv Corporation *	4,478	151,088
Weyerhaeuser Company	7,081	529,234
		2,459,065
Health Care Providers—0.3%
Coventry Health Care, Inc. *	4,800	269,040
Express Scripts, Inc. *	4,071	328,611
Laboratory Corporation of America Holdings *†	3,951	286,961
Manor Care, Inc. †	2,002	108,829
Tenet Healthcare Corporation *†	14,819	95,286
		1,088,727
Heavy Construction—0.1%
Centex Corporation	3,736	156,090
Lennar Corporation Class A †	4,253	179,519
		335,609
Heavy Machinery—1.7%
American Standard Companies, Inc.	5,509	292,087
Applied Materials, Inc.	43,374	794,612
Black & Decker Corporation	2,261	184,543
Caterpillar, Inc.	20,274	1,358,966
Cummins, Inc.	1,660	240,235
Deere & Company	7,222	784,598
Dover Corporation	6,423	313,507
Eaton Corporation	4,680	391,061
Ingersoll-Rand Company Class A (Bermuda)	9,736	422,250
National-Oilwell Varco, Inc. *	5,295	411,898
Pall Corporation	3,958	150,404
Parker Hannifin Corporation	3,755	324,094
Rockwell Automation, Inc.	5,356	320,664
Stanley Works (The) †	2,596	143,715
Terex Corporation *	3,229	231,713
Varian Medical Systems, Inc. *	4,001	190,808
WW Grainger, Inc.	2,254	174,099
		6,729,254

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc. †	8,206	$180,532
Harman International Industries, Inc.	2,000	192,160
Johnson Controls, Inc.	5,919	560,056
KB Home	2,308	98,482
Leggett & Platt, Inc. †	5,276	119,607
Masco Corporation	11,772	322,553
Pulte Homes, Inc.	6,258	165,587
Whirlpool Corporation	2,302	195,463
		1,834,440
Household Products—0.4%
Fortune Brands, Inc. †	4,752	374,553
Illinois Tool Works, Inc.	13,111	676,528
Newell Rubbermaid, Inc.	8,746	271,913
Rohm & Haas Company †	4,355	225,241
Snap-On, Inc.	1,846	88,793
		1,637,028
Industrial—Diversified—0.5%
Tyco International Ltd. (Bermuda)	61,912	1,953,324
Insurance—6.0%
ACE Ltd. (Cayman Islands)	10,182	580,985
Aflac, Inc.	15,447	726,936
Aetna, Inc.	16,306	714,040
Allstate Corporation (The)	19,482	1,170,089
AMBAC Financial Group, Inc.	3,342	288,715
American International Group, Inc.	81,024	5,446,433
AON Corporation	9,430	357,963
Chubb Corporation	12,865	664,735
Cigna Corporation	3,123	445,527
Cincinnati Financial Corporation	5,083	215,519
Genworth Financial, Inc. Class A	13,920	486,365
Hartford Financial Services Group, Inc.	9,889	945,191
Humana, Inc. *	5,100	295,902
Lincoln National Corporation	8,980	608,754
Loews Corporation	14,289	649,149
MBIA, Inc.	4,034	264,187
MGIC Investment Corporation †	2,777	163,621
Marsh & McLennan Companies, Inc.	17,260	505,545
Metlife, Inc.	23,683	1,495,581
Progressive Corporation (The)	23,835	520,080
Prudential Financial, Inc. †	14,698	1,326,641
Safeco Corporation	3,261	216,628
Torchmark Corporation	2,839	186,210
Travelers Cos., Inc. (The)	21,515	1,113,832
UnitedHealth Group, Inc.	41,926	2,220,820
UnumProvident Corporation	10,826	249,323
WellPoint, Inc. *	19,314	1,566,365
XL Capital Ltd. Class A (Cayman Islands)	5,668	396,533
		23,821,669
Lodging—0.4%
Hilton Hotels Corporation	12,120	435,835
Marriott International, Inc. Class A	10,468	512,513
Starwood Hotels & Resorts Worldwide, Inc.	6,705	434,819
Wyndham Worldwide Corporation *	6,076	207,495
		1,590,662
Media—Broadcasting & Publishing—1.8%
CBS Corporation Class B	24,409	$746,671
Clear Channel Communications, Inc.	15,334	537,303
Comcast Corporation Class A *	97,129	2,520,498
DIRECTV Group (The), Inc. *	24,117	556,379
Dow Jones & Company, Inc. †	2,056	70,870
EW Scripps Company Class A	2,500	111,700
Gannett Company, Inc.	7,093	399,265
IAC/InterActiveCorp *†	7,037	265,365
McGraw-Hill Companies, Inc. (The)	10,854	682,500
Meredith Corporation	1,189	68,237
New York Times Company Class A †	4,417	103,844
Tribune Company	5,581	179,206
Viacom, Inc. Class B *	21,824	897,185
		7,139,023
Medical Supplies—3.5%
Allergan, Inc.	4,812	533,266
Applera Corporation—Applied Biosystems Group	5,286	156,307
Bausch & Lomb, Inc. †	1,661	84,977
Baxter International, Inc.	20,414	1,075,205
Becton Dickinson & Company	7,580	582,826
Biomet, Inc.	7,495	318,463
Boston Scientific Corporation *	36,858	535,915
CR Bard, Inc.	3,184	253,160
Johnson & Johnson	90,066	5,427,377
Kla-Tencor Corporation	6,264	333,996
Medtronic, Inc.	35,840	1,758,310
Millipore Corporation *†	1,546	112,039
Patterson Cos., Inc. *	4,422	156,937
PerkinElmer, Inc.	4,019	97,340
St. Jude Medical, Inc. *	11,077	416,606
Stryker Corporation	9,299	616,710
Thermo Fisher Scientific, Inc. *	13,077	611,350
Waters Corporation *	3,186	184,788
Zimmer Holdings, Inc. *	7,357	628,361
		13,883,933
Metals—0.8%
Alcoa, Inc.	27,063	917,436
Allegheny Technologies, Inc.	3,169	338,101
Danaher Corporation	7,201	514,511
Newmont Mining Corporation	14,078	591,135
Nucor Corporation	9,520	620,038
United States Steel Corporation	3,716	368,516
		3,349,737
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc. Class B †	11,682	773,232
Oil & Gas—9.8%
Anadarko Petroleum Corporation	14,377	617,923
Apache Corporation	10,292	727,644
Ashland, Inc.	1,771	116,178
Baker Hughes, Inc.	9,795	647,743
BJ Services Company	8,811	245,827
Chesapeake Energy Corporation †	13,057	403,200
Chevron Corporation	67,430	4,987,123
ConocoPhillips	51,191	3,498,905
Devon Energy Corporation	13,789	954,475
EOG Resources, Inc.	7,355	524,706
El Paso Corporation †	22,180	320,945

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
ENSCO International, Inc. †	4,797	$260,957
Exxon Mobil Corporation	177,697	13,407,239
Halliburton Company	30,946	982,226
Hess Corporation	8,166	452,968
Kinder Morgan, Inc.	3,186	339,150
Marathon Oil Corporation	10,937	1,080,904
Murphy Oil Corporation	5,510	294,234
Nabors Industries Ltd. *†	9,284	275,456
Nicor, Inc. †	1,395	67,546
Noble Corporation (Cayman Islands)	4,237	333,367
Occidental Petroleum Corporation	26,853	1,324,121
Questar Corporation	2,634	234,979
Rowan Companies, Inc.	3,489	113,288
Schlumberger Ltd. (Netherland Antilles)	36,396	2,514,964
Smith International, Inc.	6,087	292,480
Spectra Energy Corp.	19,659	516,442
Sunoco, Inc.	3,836	270,208
Transocean, Inc. (Cayman Islands) *	8,959	731,950
Valero Energy Corporation	18,680	1,204,673
Weatherford International Ltd. (Bermuda) *	10,600	478,060
Williams Companies, Inc.	18,675	531,491
XTO Energy, Inc.	11,450	627,575
		39,378,947
Pharmaceuticals—6.7%
Abbott Laboratories	47,763	2,665,175
AmerisourceBergen Corporation	5,803	306,108
Amgen, Inc. *	36,300	2,028,444
Barr Pharmaceuticals, Inc. *	3,200	148,320
Biogen Idec, Inc. *	10,556	468,475
Bristol-Myers Squibb Company	62,894	1,745,937
Cardinal Health, Inc.	12,639	922,015
Celgene Corporation *	11,645	610,897
Eli Lilly & Company	30,660	1,646,749
Forest Laboratories, Inc. *	9,616	494,647
Genzyme Corporation *	8,228	493,845
Gilead Sciences, Inc. *	14,344	1,097,316
Hospira, Inc. *	4,680	191,412
King Pharmaceuticals, Inc. *	7,638	150,239
McKesson Corporation	9,267	542,490
Medco Health Solutions, Inc. *	9,183	666,043
MedImmune, Inc. *	7,440	270,742
Merck & Company, Inc.	67,540	2,983,242
Mylan Laboratories	7,620	161,087
Pfizer, Inc.	223,096	5,635,405
Quest Diagnostics, Inc. †	4,860	242,368
Schering-Plough Corporation	46,224	1,179,174
Sigma Aldrich Corporation	3,792	157,444
Watson Pharmaceuticals, Inc. *	2,919	77,149
Wyeth	41,920	2,097,258
		26,981,981
Real Estate—1.4%
Apartment Investment & Management Company REIT Class A †	2,984	172,147
Archstone-Smith Trust REIT	6,851	371,872
Avalonbay Communities, Inc. REIT †	2,470	321,100
Boston Properties, Inc. REIT	3,513	412,426
CB Richard Ellis Group, Inc. Class A *	5,846	199,816
Developers Diversified Realty Corporation REIT	3,951	$248,518
Equity Residential REIT	9,149	441,256
Host Hotels & Resorts Inc.	16,217	426,669
Kimco Realty Corporation REIT †	7,102	346,151
Plum Creek Timber Company, Inc. REIT	5,794	228,399
Prologis REIT	7,749	503,143
Public Storage, Inc. REIT	3,844	363,911
Realogy Corporation *	6,795	201,200
Simon Property Group, Inc. REIT	6,910	768,738
Vornado Realty Trust REIT	4,063	484,878
		5,490,224
Restaurants—0.6%
Darden Restaurants, Inc.	4,663	192,069
McDonald’s Corporation	38,515	1,735,101
Wendy’s International, Inc.	3,408	106,670
Yum! Brands, Inc.	8,174	472,130
		2,505,970
Retailers—4.2%
Amazon.Com, Inc. *†	9,300	370,047
Autozone, Inc. *	1,646	210,918
Bed Bath & Beyond, Inc. *	8,880	356,710
Best Buy Company, Inc.	12,303	599,402
Big Lots, Inc. *†	3,704	115,861
CVS Corporation †	47,944	1,636,808
Circuit City Stores, Inc.	4,766	88,314
Costco Wholesale Corporation	14,007	754,137
Dillard’s, Inc. Class A	1,726	56,492
Dollar General Corporation †	9,870	208,751
eBay, Inc. *	36,074	1,195,853
Family Dollar Stores, Inc.	5,061	149,907
Federated Department Stores	16,042	722,692
JC Penney Company, Inc.	7,038	578,242
Nike, Inc. Class B	5,805	616,839
Office Depot, Inc. *	8,714	306,210
OfficeMax, Inc.	2,397	126,418
RadioShack Corporation	3,908	105,633
Sears Holdings Corporation *	2,604	469,137
Sherwin-Williams Company (The)	3,384	223,479
Staples, Inc.	22,357	577,705
TJX Companies, Inc.	14,038	378,464
Target Corporation	26,749	1,585,146
Tiffany & Company	4,243	192,972
Walgreen Company	31,265	1,434,751
Wal-Mart Stores, Inc.	76,031	3,569,655
		16,630,543
Telephone Systems—3.7%
Alltel Corporation	11,652	722,424
AT&T, Inc.	194,610	7,673,472
CenturyTel, Inc.	3,293	148,811
Citizens Communications Company †	10,409	155,615
Embarq Corporation	4,416	248,842
Qwest Communications International, Inc. *†	50,457	453,608
Sprint Nextel Corporation	89,305	1,693,223
Verizon Communications, Inc.	90,810	3,443,515
Windstream Corporation	14,143	207,761
		14,747,271

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	11,268	$563,963
Jones Apparel Group, Inc.	3,500	107,555
Liz Claiborne, Inc.	3,056	130,950
Polo Ralph Lauren Corporation	1,954	172,245
VF Corporation	2,652	219,108
		1,193,821
Transportation—1.6%
Brunswick Corporation	2,897	92,269
Burlington Northern Santa Fe Corporation	11,092	892,130
CSX Corporation	13,515	541,276
Carnival Corporation	13,905	651,588
CH Robinson Worldwide, Inc. †	5,392	257,468
Norfolk Southern Corporation	12,304	622,582
Sabre Holdings Corporation	3,944	129,166
Union Pacific Corporation	8,419	854,949
United Parcel Service, Inc. Class B	33,408	2,341,901
		6,383,329
TOTAL COMMON STOCKS
(Cost $210,738,050)		395,885,191

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.950%	06/14/2007	**
(Cost $183,092)			$185,000	183,092

CASH EQUIVALENTS—4.9%
Institutional Money Market Funds—0.2%
BGI Institutional Money Market Fund		††	213,603	213,603
Reserve Primary Money Market Fund		††	485,854	485,854
				699,457
Bank & Certificate Deposits/ Offshore Time Deposits—4.6%
Abbey National PLC
5.270%	04/03/2007	††	142,402	142,402
Abbey National PLC
5.270%	04/26/2007	††	142,402	142,402
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	427,207	427,207
Bank of Montreal
5.400%	04/02/2007	††	142,402	142,402
Bank of Montreal
5.270%	04/11/2007	††	142,402	142,402
Bank of Montreal
5.270%	04/20/2007	††	213,603	213,603
Bank of Nova Scotia
5.280%	04/02/2007	††	213,603	213,603
Bank of Nova Scotia
5.280%	04/09/2007	††	142,402	142,402
Barclays
5.315%	04/23/2007	††	284,805	284,805
Barclays
5.310%	04/02/2007	††	356,006	356,006
Barclays
5.310%	04/09/2007	††	$142,402	$142,402
Barclays
5.300%	05/16/2007	††	213,603	213,603
Barclays
5.285%	05/07/2007	††	142,402	142,402
Barton Capital LLC
5.288%	04/12/2007	††	142,402	142,402
Barton Capital LLC
5.276%	04/11/2007	††	142,402	142,402
Barton Capital LLC
5.268%	04/05/2007	††	142,402	142,402
BNP Paribas
5.420%	04/02/2007	††	142,402	142,402
CAFCO Funding LLC
5.282%	04/17/2007	††	71,201	71,201
Calyon
5.305%	05/24/2007	††	213,603	213,603
Calyon
5.300%	05/17/2007	††	71,201	71,201
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	427,207	427,207
Charta LLC
5.296%	05/09/2007	††	142,402	142,402
CIESCO
5.279%	04/16/2007	††	213,603	213,603
Citigroup
5.310%	05/04/2007	††	142,402	142,402
Clipper Receivables Corporation
5.282%	04/04/2007	††	71,201	71,201
Compass Securitization Corporation
5.295%	04/17/2007	††	142,402	142,402
Compass Securitization Corporation
5.293%	04/25/2007	††	142,402	142,402
CRC Funding LLC
5.287%	04/25/2007	††	142,402	142,402
CRC Funding LLC
5.280%	04/17/2007	††	213,603	213,603
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	356,006	356,006
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	71,201	71,201
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	71,201	71,201
Den Danske Bank
5.285%	04/30/2007	††	142,402	142,402
Den Danske Bank
5.271%	04/10/2007	††	142,402	142,402
Deutsche Bank
5.300%	05/15/2007	††	142,402	142,402
Deutsche Bank
5.280%	04/10/2007	††	142,402	142,402
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	142,402	142,402
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	142,402	142,402
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	142,402	142,402
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	142,402	142,402
First Tennessee National Corporation
5.310%	05/02/2007	††	142,402	142,402
Fortis Bank
5.300%	06/25/2007	††	142,402	142,402
Fortis Bank
5.270%	04/12/2007	††	142,402	142,402
Fortis Bank
5.270%	04/13/2007	††	284,805	284,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fortis Bank
5.270%	04/16/2007	††	$142,402	$142,402
Greyhawk Funding
5.282%	04/17/2007	††	71,201	71,201
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	71,201	71,201
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	213,603	213,603
Jupiter Securitization Corporation
5.292%	04/19/2007	††	142,402	142,402
Jupiter Securitization Corporation
5.275%	04/09/2007	††	142,402	142,402
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	142,402	142,402
Lexington Parker Capital Company
5.294%	04/17/2007	††	142,402	142,402
Lexington Parker Capital Company
5.289%	04/18/2007	††	71,201	71,201
Liberty Street Funding Corporation
5.289%	04/26/2007	††	142,402	142,402
Lloyds TSB Bank
5.270%	04/05/2007	††	142,402	142,402
Merrill Lynch & Company
5.428%	04/02/2007	††	2,644,875	2,644,875
Morgan Stanley & Company
5.428%	04/02/2007	††	1,566,426	1,566,426
Old Line Funding LLC
5.285%	04/23/2007	††	142,402	142,402
Paradigm Funding LLC
5.302%	04/25/2007	††	71,201	71,201
Paradigm Funding LLC
5.292%	04/16/2007	††	71,201	71,201
Paradigm Funding LLC
5.291%	04/24/2007	††	142,402	142,402
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	71,201	71,201
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	142,402	142,402
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	71,201	71,201
Rabobank Nederland
5.400%	04/02/2007	††	427,207	427,207
Rabobank Nederland
5.270%	04/10/2007	††	142,402	142,402
Ranger Funding Corporation
5.291%	05/01/2007	††	142,402	142,402
Ranger Funding Corporation
5.285%	04/12/2007	††	142,402	142,402
Regions Bank
5.300%	04/23/2007	††	142,402	142,402
Royal Bank of Scotland
5.310%	05/25/2007	††	213,603	213,603
Royal Bank of Scotland
5.300%	05/08/2007	††	71,201	71,201
Royal Bank of Scotland
5.300%	05/09/2007	††	71,201	71,201
Royal Bank of Scotland
5.285%	05/07/2007	††	142,402	142,402
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	142,402	142,402
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	142,402	142,402
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	142,402	142,402
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	$142,402	$142,402
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	71,201	71,201
Societe Generale
5.380%	04/02/2007	††	284,805	284,805
Societe Generale
5.310%	05/24/2007	††	142,402	142,402
Societe Generale
5.270%	04/05/2007	††	213,603	213,603
Svenska Handlesbanken
5.375%	04/02/2007	††	150,426	150,426
Swedbank AB
5.300%	05/11/2007	††	284,805	284,805
Three Pillars Funding LLC
5.296%	04/24/2007	††	69,481	69,481
UBS AG
5.285%	04/06/2007	††	427,207	427,207
Variable Funding Capital Company
5.278%	04/19/2007	††	142,402	142,402
Variable Funding Capital Company
5.278%	04/20/2007	††	71,201	71,201
Yorktown Capital LLC
5.297%	04/19/2007	††	142,402	142,402
Yorktown Capital LLC
5.296%	04/02/2007	††	142,402	142,402
Yorktown Capital LLC
5.286%	04/04/2007	††	142,402	142,402
Yorktown Capital LLC
5.285%	04/12/2007	††	142,402	142,402
				18,457,815
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	356,006	356,006
Bank of America
5.270%	05/08/2007	††	284,805	284,805
				640,811
TOTAL CASH EQUIVALENTS
(Cost $19,798,083)				19,798,083

REPURCHASE AGREEMENTS—1.0%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $4,164,765 and an effective yield of 4.65% collateralized by a U.S. Government obligation with a rate of 8.625% a maturity date of 03/25/2023 and an aggregate market value of $4,371,310.			4,163,152	4,163,152
TOTAL INVESTMENTS—104.9%
(Cost $234,882,377)				420,029,518
Other assets less liabilities—(4.9%)				(19,616,093)
NET ASSETS—100.0%				$400,413,425

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.8%
Advertising—0.3%
24/7 Real Media, Inc.	*	273	$2,192
Aquantive, Inc.	*†	2,027	56,574
Catalina Marketing Corporation		2,131	67,297
Clear Channel Outdoor Holdings, Inc. Class A	*	2,500	65,775
Getty Images, Inc.	*	1,742	84,713
Interpublic Group, Inc.	*†	17,203	211,769
Jupitermedia Corporation	*	1,450	9,599
Lamar Advertising Company		3,479	219,073
Monster Worldwide, Inc.	*	4,681	221,739
Omnicom Group		6,610	676,732
Valueclick, Inc.	*	4,058	106,036
			1,721,499
Aerospace & Defense—1.6%
AAR Corporation	*†	1,489	41,037
Alliant Techsystems, Inc.	*†	1,550	136,276
Armor Holdings, Inc.	*†	1,500	100,995
Goodrich Corporation		4,882	251,325
BE Aerospace, Inc.	*	2,393	75,858
Boeing Company (The)		27,705	2,463,252
Fairchild Corporation (The) Class A	*	3,265	6,595
Gencorp, Inc.	*	1,629	22,545
General Dynamics Corporation		13,610	1,039,804
Heico Corporation Class A		878	27,525
Honeywell International, Inc.		29,167	1,343,432
Kreisler Manufacturing Corporation	*	1,250	24,012
Lockheed Martin Corporation		13,135	1,274,358
Northrop Grumman Corporation		12,770	947,789
Orbital Sciences Corporation	*†	2,123	39,785
Sequa Corporation Class A	*	510	61,083
Textron, Inc.		4,107	368,809
Triumph Group, Inc.		822	45,489
United Technologies Corporation		36,395	2,365,675
			10,635,644
Agriculture, Forestry & Fishing—0.0%
Andersons, Inc.	†	700	31,080
Griffin Land & Nurseries, Inc.	*	650	23,075
Margo Caribe, Inc. (Puerto Rico)	*†	1,022	4,854
Pilgrim’s Pride Corporation		2,476	82,178
Seaboard Corporation	†	18	40,680
Terra Industries, Inc.	*	2,513	43,978
			225,845
Airlines—0.4%
AMR Corporation	*	6,672	203,162
Air T, Inc.		1,352	10,789
Airnet Systems, Inc.	*	2,609	8,375
Airtran Holdings, Inc.	*†	3,168	32,535
Alaska Air Group, Inc.	*	1,343	51,168
Atlas Air Worldwide Holdings, Inc.	*	600	31,638
Bristow Group, Inc.	*	982	35,794
Continental Airlines, Inc. Class B	*	2,723	99,090
ExpressJet Holdings, Inc.	*	2,636	15,394
FedEx Corporation		11,378	1,222,339
Frontier Airlines Holdings, Inc.	*†	1,369	8,228
JetBlue Airways Corporation	*	6,414	73,825
Mesa Air Group, Inc.	*†	847	6,378
Midwest Air Group, Inc.	*	915	12,362
PHI, Inc.	*	774	$20,944
Skywest, Inc.		2,390	64,124
Southwest Airlines Company		30,863	453,686
UAL Corporation	*	3,500	133,595
US Airways Group, Inc.	*	2,272	103,331
			2,586,757
Apparel Retailers—0.7%
Abercrombie & Fitch Company Class A		3,982	301,358
Aeropostale, Inc.	*	2,403	96,673
American Eagle Outfitters, Inc.		8,736	261,993
AnnTaylor Stores Corporation	*	2,733	105,986
Bebe Stores, Inc.		790	13,730
Big Dog Holdings, Inc.	*†	1,620	25,920
Buckle, Inc. (The)	†	1,672	59,690
Carter’s, Inc.	*	1,476	37,402
Casual Male Retail Group, Inc.	*	1,930	22,832
Cato Corporation Class A		1,761	41,190
Charlotte Russe Holding, Inc.	*	1,100	31,757
Charming Shoppes, Inc.	*	3,138	40,637
Chico’s FAS, Inc.	*	7,236	176,775
Children’s Place	*	1,144	63,789
Christopher & Banks Corporation		1,528	29,750
Claire’s Stores, Inc.		3,855	123,823
dELIA*s, Inc.	*	925	8,491
Dress Barn, Inc.	*†	1,900	39,539
Finish Line Class A		1,604	20,210
Gap (The), Inc.		25,472	438,373
HOT Topic, Inc.	*†	1,824	20,246
JOS A. Bank Clothiers, Inc.	*	577	20,397
Kohl’s Corporation	*	11,796	903,692
Ltd. Brands, Inc.		12,957	337,659
Nordstrom, Inc.		8,394	444,378
Pacific Sunwear of California, Inc.	*†	3,025	63,011
Payless Shoesource, Inc.	*	2,964	98,405
Ross Stores, Inc.		6,350	218,440
Stage Stores, Inc.		2,236	52,121
Talbots, Inc.		375	8,857
Tween Brands, Inc.	*	1,485	53,044
Urban Outfitters, Inc.	*	5,012	132,868
Wet Seal, Inc. (The) Class A	*	1,246	8,161
Wilsons The Leather Experts, Inc.	*	819	1,228
			4,302,425
Automotive—0.9%
A.O. Smith Corporation		1,341	51,253
Adesa, Inc.		4,131	114,140
Aftermarket Technology Corporation	*	603	14,641
American Axle & Manufacturing Holdings, Inc.	†	2,113	57,791
America’s Car Mart, Inc.	*†	354	4,729
Amerigon, Inc.	*	2,107	26,232
ArvinMeritor, Inc.		2,791	50,936
Asbury Automotive Group, Inc.		1,342	37,911
Autonation, Inc.	*	5,363	113,910
BorgWarner, Inc.		2,274	171,505
Carmax, Inc.	*†	8,516	208,983
Clarcor, Inc.		2,354	74,857
Coachmen Industries, Inc.		705	7,424
Copart, Inc.	*	3,582	100,332
Federal Signal Corporation		2,159	33,508
Force Protection, Inc.	*	3,825	71,757
Ford Motor Company	†	74,379	586,850
General Motors Corporation	†	19,409	594,692

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Genuine Parts Company	7,620	$373,380
Goodyear Tire & Rubber Company (The) *	7,281	227,094
Group 1 Automotive, Inc.	1,068	42,474
Harley-Davidson, Inc.	10,663	626,451
Harsco Corporation	3,646	163,560
ITT Corporation	8,056	485,938
Keystone Automotive Industries, Inc. *	1,743	58,739
Lear Corporation *	2,741	100,074
Lithia Motors, Inc. Class A	862	23,627
LKQ Corporation *	3,500	76,510
Monaco Coach Corporation	1,376	21,920
Navistar International Corporation *	2,851	130,433
Oshkosh Truck Corporation	2,868	152,004
Paccar, Inc. †	9,902	726,807
PEP Boys-Manny Moe & Jack	2,200	41,998
Proliance International, Inc. *	2,239	8,463
Sonic Automotive, Inc.	1,649	46,996
Strattec Security Corporation *	123	5,471
Superior Industries International, Inc. †	1,102	22,955
Tenneco Automotive, Inc. *	1,600	40,736
Titan International, Inc. †	1,085	27,483
TRW Automotive Holdings Corporation *	900	31,338
United Auto Group, Inc.	1,654	33,576
Visteon Corporation *	5,429	46,364
Wabash National Corporation	1,395	21,511
Winnebago Industries, Inc.	1,432	48,158
		5,905,511
Banking—10.6%
1st Source Corporation	1,180	30,881
Advance America Cash Advance Centers, Inc.	3,279	50,464
Advanta Corp. Class B	700	30,688
Advanta Corporation Class A	1,446	57,956
Alabama National Bancorp	575	40,716
Alliance Bankshares Corporation *	744	11,495
Amcore Financial, Inc.	1,313	41,688
American Express Company	42,027	2,370,323
AmeriCredit Corporation *	6,437	147,150
Anchor Bancorp Wisconsin, Inc.	1,411	40,002
Associated Banc Corporation	5,110	171,696
Astoria Financial Corporation	4,671	124,202
BB&T Corporation	20,879	856,457
BancFirst Corporation	642	29,757
Bancorpsouth, Inc.	3,611	88,289
BancTrust Financial Group, Inc.	1,600	33,856
Bank Mutual Corporation	3,756	42,706
Bank of America Corporation	178,464	9,105,233
Bank of Hawaii Corporation	2,494	132,257
Bank of New York Company, Inc. (The)	29,648	1,202,226
BankAtlantic Bancorp, Inc. Class A	2,210	24,222
Bankunited Financial Corporation Class A †	793	16,820
Blue River Bancshares, Inc.	2,545	14,761
BOK Financial Corporation	1,765	87,420
Boston Private Financial Holdings, Inc.	1,297	36,212
Brookline Bancorp, Inc.	3,765	47,703
Bryn Mawr Bank Corporation	1,058	24,493
Capital Bank Corporation	1,282	$22,114
Capital City Bank Group, Inc.	1,113	37,063
Capital One Financial Corporation	17,661	1,332,699
Capitol Federal Financial †	2,115	79,968
Cardinal Financial Corporation	1,142	11,397
Cascade Bancorp †	2,191	56,835
Cascade Financial Corporation	1,063	18,507
Cathay General Bancorp	2,082	70,746
Centennial Bank Holdings, Inc. *	5,300	45,845
Central Pacific Financial Corporation	929	33,974
CFS Bancorp, Inc.	1,873	28,076
Charter Financial Corporation	350	16,800
Chemical Financial Corporation	1,552	46,234
Chittenden Corporation	2,222	67,082
CIT Group, Inc.	8,482	448,867
Citigroup, Inc.	196,422	10,084,305
Citizens Banking Corporation	4,000	88,640
City Bank, Lynnwood, WA	1,645	52,821
City Holding Company	250	10,112
City National Corporation	2,199	161,846
Coastal Financial Corporation	1,952	30,510
CoBiz, Inc.	1,063	21,164
Colonial BancGroup, Inc. (The)	5,643	139,664
Comerica, Inc.	6,877	406,568
Commerce Bancorp, Inc. †	6,314	210,761
Commerce Bancshares, Inc.	3,607	174,254
Community Bank System, Inc.	1,402	29,330
Community Trust Bancorp, Inc.	665	24,093
Compass Bancshares, Inc.	4,769	328,107
CompuCredit Corporation *†	83	2,591
Corus Bankshares, Inc. †	702	11,976
Cullen/Frost Bankers, Inc.	2,502	130,930
CVB Financial Corporation †	4,084	48,600
Dime Community Bancshares	1,638	21,671
Downey Financial Corporation †	1,038	66,993
Eastern Virginia Bankshares, Inc.	700	15,971
East-West Bancorp, Inc.	2,200	80,894
Euronet Worldwide, Inc. *	1,056	28,364
Fannie Mae	37,770	2,061,487
Farmers Capital Bank Corporation	1,113	32,700
Fidelity Southern Corporation	1,381	26,294
Fifth Third Bancorp	18,257	706,363
Financial Federal Corporation	1,513	39,822
Financial Institutions, Inc.	749	15,032
First Bancorp North Carolina	643	13,747
First Bancorp Puerto Rico	3,246	43,042
First Charter Corporation †	843	18,124
First Citizens BancShares, Inc. Class A	254	51,054
First Commonwealth Financial Corporation †	5,133	60,313
First Community Bancorp †	894	50,547
First Financial Bancorp †	1,895	28,633
First Financial Bankshares, Inc.	333	13,926
First Financial Service Corporation	366	10,501
First Horizon National Corporation	5,607	232,859
First Marblehead Corporation (The) †	2,764	124,076
First Merchants Corporation	874	20,731
First Midwest Bancorp, Inc. †	2,002	73,573
First Niagara Financial Group, Inc.	4,099	57,017
First of Long Island Corporation (The)	493	21,904
First Republic Bank	1,336	71,743
FirstFed Financial Corporation *†	922	52,397

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
FirstMerit Corporation	3,895	$82,223
Flagstar Bancorp, Inc.	2,110	25,214
FMS Financial Corporation	500	15,865
FNB Corporation †	3,344	56,346
Freddie Mac	26,933	1,602,244
Fremont General Corporation †	2,929	20,298
Frontier Financial Corporation †	2,254	56,237
Fulton Financial Corporation	6,533	94,924
Glacier Bancorp, Inc.	1,771	42,575
Great Lakes Bancorp, Inc. *	277	3,324
Greater Bay Bancorp	2,213	59,508
Hallwood Group, Inc. *	100	10,450
Hancock Holding Company	1,752	77,053
Hanmi Financial Corporation	3,600	68,616
Harleysville National Corporation	1,210	21,562
Harrington West Financial Group, Inc.	1,171	19,907
Heritage Financial Corporation	332	8,300
Horizon Financial Services Corporation †	450	5,197
Hudson City Bancorp, Inc.	20,250	277,020
Huntington Bancshares, Inc.	8,571	187,276
Independent Bank Corporation (Massachusetts)	874	28,790
Independent Bank Corporation (Michigan)	2,079	42,349
IndyMac Bancorp, Inc. †	2,523	80,862
Integra Bank Corporation	848	18,902
International Bancshares Corporation †	2,953	87,616
Investors Financial Services Corporation	2,840	165,146
Irwin Financial Corporation	1,296	24,157
JPMorgan Chase & Company	135,836	6,571,746
Keycorp	15,774	591,052
KNBT Bancorp, Inc.	1,002	14,769
M&T Bank Corporation	3,475	402,509
MAF Bancorp, Inc.	1,245	51,468
Marshall & IIsley Corporation	8,572	396,969
MB Financial, Inc.	931	33,543
Medallion Financial Corporation	958	10,960
Mellon Financial Corporation	17,152	739,937
Merchants Bancshares, Inc.	571	13,070
Midsouth Bancorp, Inc. †	498	13,456
Mid-State Bancshares	1,700	62,373
MidWestOne Financial Group, Inc.	582	10,168
Mitcham Industries, Inc. *†	1,100	16,115
NASB Financial, Inc. †	528	18,385
National City Corporation	25,135	936,279
National Penn Bancshares, Inc.	1,676	31,676
NBT Bancorp, Inc.	1,000	23,430
Nelnet, Inc. Class A	481	11,530
Netbank, Inc.	2,850	6,298
New York Community Bancorp, Inc. †	10,860	191,027
NewAlliance Bancshares, Inc.	4,600	74,566
Northern States Financial Corporation	772	16,405
Northern Trust Corporation	7,513	451,832
Northwest Bancorp, Inc. †	2,048	55,480
Ocwen Financial Corporation *†	3,358	43,217
Old National Bancorp	3,552	64,575
PNC Financial Services Group, Inc.	13,929	1,002,470
Pacific Capital Bancorp	1,724	55,375
Pacific Premier Bancorp, Inc. *	976	10,541
Park National Corporation	728	$68,781
Parkvale Financial Corporation	616	17,993
Peoples Bancorp, Inc.	814	21,498
People’s Bank †	2,509	111,400
Peoples Financial Corporation	883	22,861
PFF Bancorp, Inc.	1,096	33,242
Popular, Inc. (Puerto Rico) †	10,296	170,502
Premier Community Bankshares, Inc.	933	30,556
PrivateBancorp, Inc.	1,200	43,872
Prosperity Bancshares, Inc. †	2,300	79,902
Provident Bankshares Corporation	1,369	44,985
Provident Financial Services, Inc.	943	16,455
Provident New York Bancorp	3,670	51,930
Regions Financial Corporation	28,179	996,691
Republic Bancorp, Inc. Class A	1,603	36,252
Riverview Bancorp, Inc.	2,600	41,444
Royal Bancshares of Pennsylvania Class A	882	20,947
S&T Bancorp, Inc.	1,868	61,719
Sandy Spring Bancorp, Inc.	344	11,916
Santander Bancorp (Puerto Rico) †	1,280	22,541
Shore Bancshares, Inc. †	826	21,848
Signature Bank of New York *	1,900	61,826
Simmons First National Corporation Class A	911	27,394
Sky Financial Group, Inc.	4,278	114,907
SLM Corporation	16,037	655,913
South Financial Group, Inc. (The)	2,799	69,191
SouthFirst Bancshares, Inc.	400	5,100
Sovereign Bancorp, Inc. †	12,496	317,898
State Street Corporation	13,568	878,528
Sterling Bancorp, NY	1,476	26,716
Sterling Bancshares, Inc.	2,422	27,078
Sterling Financial Corporation (Pennsylvania)	1,557	34,565
Sterling Financial Corporation (Washington)	2,577	80,377
Student Loan Corporation	207	38,485
Suffolk Bancorp	1,100	35,508
SunTrust Banks, Inc.	14,045	1,166,297
Susquehanna Bancshares, Inc.	2,932	67,993
SVB Financial Group *†	1,437	69,824
Synovus Financial Corporation	10,920	353,153
TCF Financial Corporation †	6,104	160,901
TD Banknorth, Inc.	4,054	130,377
Tompkins Trustco, Inc.	665	27,837
Trustco Bank Corporation †	3,435	32,907
Trustmark Corporation	2,435	68,277
U.S. Bancorp	69,469	2,429,331
UCBH Holdings, Inc.	3,652	68,000
UMB Financial Corporation	1,990	75,142
Umpqua Holdings Corporation	1,151	30,812
UnionBanCal Corporation	2,177	138,065
United Bankshares, Inc. †	2,134	74,754
United Community Banks, Inc.	2,188	71,745
United Western Bancorp, Inc.	973	23,235
Valley National Bancorp †	5,152	130,088
W Holding Company, Inc. (Puerto Rico)	8,055	40,275
Wachovia Corporation	75,311	4,145,871
Washington Federal, Inc.	3,379	79,271
Washington Mutual, Inc.	37,457	1,512,514
Washington Trust Bancorp, Inc.	500	13,405
Webster Financial Corporation	2,393	114,888
Wells Fargo & Company	123,315	4,245,735

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Wesbanco, Inc.	1,699	$52,448
Westamerica Bancorporation †	1,628	78,421
Western Alliance Bancorp *	1,400	43,456
Westfield Financial, Inc.	4,068	43,609
Whitney Holding Corporation	2,371	72,505
Willow Financial Bancorp, Inc.	533	6,876
Wilmington Trust Corporation	3,204	135,113
Wintrust Financial Corporation	1,017	45,368
World Acceptance Corporation *	639	25,528
Zions Bancorporation	4,153	351,012
		68,700,966
Beverages, Food & Tobacco—4.4%
Alliance One International, Inc. *	2,000	18,460
Altria Group, Inc.	83,236	7,308,953
American Italian Pasta Company Class A *†	721	7,570
Anheuser-Busch Companies, Inc.	28,258	1,425,899
Archer-Daniels-Midland Company	23,265	853,825
Bridgford Foods Corporation *	559	3,974
Brown-Forman Corporation Class B	2,437	159,770
Bunge Ltd. †	4,700	386,434
Campbell Soup Company	11,026	429,463
Central European Distribution Corporation *†	652	18,980
Chiquita Brands International, Inc. †	2,150	30,143
Coca-Cola Bottling Company Consolidated	437	24,747
Coca-Cola Company (The)	84,149	4,039,152
Coca-Cola Enterprises, Inc.	10,775	218,194
ConAgra Foods, Inc.	21,479	535,042
Constellation Brands, Inc. Class A *†	8,096	171,473
Corn Products International, Inc.	3,164	112,607
Dean Foods Company *	6,281	293,574
Del Monte Foods Company	8,204	94,182
Delta & Pine Land Company	1,668	68,722
Farmer Brothers Company	930	21,111
Flowers Foods, Inc.	2,760	83,269
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	11,368
General Mills, Inc.	14,393	837,960
Green Mountain Coffee Roasters, Inc. *†	500	31,525
Hain Celestial Group, Inc. *	1,426	42,880
Hansen Natural Corporation *	2,680	101,518
Hershey Company (The) †	6,420	350,917
HJ Heinz Company	12,672	597,105
Hormel Foods Corporation	3,195	118,822
Inventure Group, Inc. (The) *	5,272	15,025
JM Smucker Company (The)	2,614	139,378
Kellogg Company	10,337	531,632
Kraft Foods, Inc. Class A †	9,578	303,239
Lancaster Colony Corporation	1,389	61,380
Lance, Inc.	1,370	27,729
Loews Corporation—Carolina Group	4,268	322,703
M&F Worldwide Corporation *	780	37,136
McCormick & Company, Inc.	5,759	221,837
Molson Coors Brewing Company Class B	2,911	275,439
Peet’s Coffee & Tea, Inc. *	637	17,594
Pepsi Bottling Group, Inc.	5,177	165,095
PepsiAmericas, Inc.	3,031	67,652
Pepsico, Inc.	65,448	$4,159,875
Performance Food Group Company *	1,907	58,869
Ralcorp Holdings, Inc. *	1,228	78,960
Reynolds American, Inc. †	6,595	411,594
Sanderson Farms, Inc.	864	32,020
Sara Lee Corporation	29,377	497,059
Smart & Final, Inc. *	1,915	41,690
Smithfield Foods, Inc. *	4,682	140,226
Supervalu, Inc.	8,154	318,577
Sysco Corporation	24,091	814,999
Tootsie Roll Industries, Inc.	573	17,163
Topps Company, Inc. (The)	2,255	21,919
TreeHouse Foods, Inc. *	1,256	38,270
Tyson Foods, Inc. Class A	10,231	198,584
UST, Inc.	6,881	398,960
United Natural Foods, Inc. *†	1,912	58,584
Universal Corporation	1,078	66,135
Vector Group Ltd. †	2,276	42,584
WM Wrigley Jr. Company	7,657	389,971
		28,369,517
Building Materials—1.0%
Amcol International Corporation	1,186	35,165
Anixter International, Inc. *	1,723	113,615
Beacon Roofing Supply, Inc. *†	2,570	41,583
Building Material Holding Corporation †	1,800	32,598
Carbo Ceramics, Inc. †	1,137	52,927
Carlisle Companies, Inc.	2,452	105,264
Champion Enterprises, Inc. *	2,559	22,519
Eagle Materials, Inc.	2,083	92,964
Florida Rock Industries, Inc.	2,697	181,481
Home Depot, Inc.	80,722	2,965,726
Interline Brands, Inc. *	982	21,525
Jewett-Cameron Trading Ltd. (Canada) *	1,575	11,584
Louisiana-Pacific Corporation	4,396	88,184
Lowe’s Companies, Inc.	60,510	1,905,460
Martin Marietta Materials, Inc.	1,737	234,842
Numerex Corporation Class A *	1,800	18,342
Owens Corning, Inc. *	1,100	35,046
Rock of Ages Corporation *	1,387	6,824
US Home Systems, Inc. *	1,291	16,460
USG Corporation *†	3,348	156,285
Vulcan Materials Company	3,294	383,685
Wesco International, Inc. *	1,550	97,309
		6,619,388
Chemicals—1.6%
A. Schulman, Inc.	1,444	34,021
AEP Industries, Inc. *	372	15,996
Air Products & Chemicals, Inc.	8,040	594,076
Airgas, Inc.	3,075	129,611
Albemarle Corporation	3,712	153,454
Arch Chemicals, Inc.	1,211	37,807
Atlantis Plastics, Inc. Class A *†	417	834
Avery Dennison Corporation	4,185	268,928
Cabot Corporation	2,693	128,537
Cabot Microelectronics Corporation *†	1,049	35,152
Celanese Corporation Class A	5,993	184,824
CF Industries Holdings, Inc.	3,400	131,070
Chemtura Corporation	8,873	96,982
Church & Dwight, Inc.	2,569	129,349
Compass Minerals International, Inc.	2,200	73,480

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cooper Tire & Rubber Company	†	3,066	$56,077
Cytec Industries, Inc.		1,644	92,459
Dow Chemical Company (The)		38,798	1,779,276
Eastman Chemical Company	†	3,211	203,353
EI Du Pont de Nemours & Company		35,860	1,772,560
Empire Financial Holding Company	*	1,550	4,185
FMC Corporation		1,668	125,817
Female Health Company (The)	*†	4,531	10,104
Georgia Gulf Corporation		1,268	20,554
HB Fuller Company		2,570	70,084
Hercules, Inc.	*	4,606	90,001
Huntsman Corporation		2,600	49,634
International Flavors & Fragrances, Inc.		3,885	183,450
Koppers Holdings, Inc.		2,000	51,320
Landec Corporation	*	986	13,981
LSB Industries, Inc.	*†	1,411	21,969
Lubrizol Corporation		1,819	93,733
Lyondell Chemical Company		7,868	235,804
MacDermid, Inc.		1,456	50,771
Minerals Technologies, Inc.		868	53,955
Monsanto Company		21,546	1,184,168
Mosaic Company (The)	*	4,509	120,210
Myers Industries, Inc.		1,716	32,055
NewMarket Corporation		1,200	48,804
NL Industries, Inc.		2,111	23,010
NuCo2, Inc.	*	1,261	31,802
Olin Corporation		2,796	47,364
OM Group, Inc.	*	1,147	51,248
Omnova Solutions, Inc.	*	6,478	35,370
PPG Industries, Inc.		7,052	495,826
Penford Corporation		785	15,810
Pharmos Corporation	*	1,375	1,994
PolyOne Corporation	*	2,862	17,458
Praxair, Inc.		12,623	794,744
Scotts Miracle-Gro Company (The) Class A	†	1,662	73,178
Sensient Technologies Corporation		2,027	52,256
Spartech Corporation		1,451	42,572
SurModics, Inc.	*†	675	24,300
Trex Company, Inc.	*†	731	15,738
Tronox, Inc. Class B		829	11,589
Tupperware Corporation		2,427	60,505
UAP Holding Corporation	†	2,800	72,380
Unifi, Inc.	*	2,629	7,572
USEC, Inc.	*	2,637	42,851
Valhi, Inc.		511	6,745
W.R. Grace & Company	*†	4,200	110,964
Wellman, Inc.		1,509	5,432
West Pharmaceutical Services, Inc.		1,704	79,117
			10,498,270
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	20,006
Arch Coal, Inc.	†	4,116	126,320
Consol Energy, Inc.		7,462	291,988
Evergreen Energy, Inc.	*†	4,989	32,778
International Coal Group, Inc.	*†	4,900	25,725
James River Coal Company	*†	1,500	11,205
Massey Energy Company		3,053	73,241
Natural Resource Partners, LP	†	1,000	67,200
Peabody Energy Corporation		10,424	$419,462
Penn Virginia Resource Partners, LP		1,600	44,640
			1,112,565
Commercial Services—1.9%
Aaron Rents, Inc.	†	1,939	51,267
ABM Industries, Inc.		2,291	60,459
Accenture Ltd. Class A (Bermuda)		21,831	841,367
ACCO Brands Corporation	*	1,319	31,775
Administaff, Inc.		1,143	40,234
Advisory Board Company (The)	*	950	48,089
Akamai Technologies, Inc.	*†	5,664	282,747
Allied Waste Industries, Inc.	*†	7,625	95,999
Amerco, Inc.	*†	805	56,342
American Railcar Industries, Inc.	†	1,200	35,772
AMN Healthcare Services, Inc.	*	1,507	34,088
Angelica Corporation		510	14,045
APAC Customer Services, Inc.	*	1,972	9,249
Avis Budget Group, Inc.	*	4,424	120,864
BISYS Group, Inc. (The)	*	5,178	59,340
Bandag, Inc.		1,000	50,690
Barrett Business Services, Inc.		2,203	50,779
BearingPoint, Inc.	*†	8,105	62,084
Bowne & Company, Inc.		1,575	24,775
Brink’s Company (The)		2,360	149,742
CDI Corporation		1,131	32,709
Central Parking Corporation		1,898	42,098
Cenveo, Inc.	*	2,792	67,846
Chemed Corporation		1,162	56,892
Cintas Corporation		5,365	193,676
Clean Harbors, Inc.	*†	1,207	54,581
Coinstar, Inc.	*	1,075	33,647
Comfort Systems USA, Inc.		2,179	26,104
Consolidated Graphics, Inc.	*	776	57,463
Convergys Corporation	*	5,933	150,758
Corporate Executive Board Company	†	1,507	114,472
Corrections Corporation of America	*	2,850	150,508
Courier Corporation		424	16,566
CRA International, Inc.	*†	986	51,449
Cytyc Corporation	*	4,240	145,050
Daktronics, Inc.	†	927	25,437
Diamond Management & Technology Consultants, Inc.		1,431	16,728
Dollar Thrifty Automotive Group, Inc.	*	1,057	53,949
Dun & Bradstreet Company		2,641	240,859
EGL, Inc.	*	1,861	73,751
Edgewater Technology, Inc.	*	1,533	12,939
eFunds Corporation	*	2,250	59,985
Ennis Business Forms, Inc.		695	18,598
EPIQ Systems, Inc.	*†	725	14,775
Equifax, Inc.		4,973	181,266
eResearch Technology, Inc.	*	2,056	16,160
First Aviation Services, Inc.	*	1,818	6,236
First Consulting Group, Inc.	*	1,097	9,983
Fluor Corporation		3,405	305,497
Forrester Research, Inc.	*	963	27,311
FTI Consulting, Inc.	*†	1,735	58,279
G&K Services, Inc. Class A		1,008	36,570
Geo Group, Inc. (The)	*	1,228	55,653
Gevity HR, Inc.		964	19,029
H&E Equipment Services, Inc.	*	1,600	34,400
H&R Block, Inc.		11,402	239,898

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Harris Interactive, Inc.	*	2,730	$16,462
Healthcare Services Group, Inc.		2,490	71,338
Heidrick & Struggles International, Inc.	*	865	41,909
Hewitt Associates, Inc. Class A	*	2,317	67,726
Huron Consulting Group, Inc.	*	988	60,110
I-many, Inc.	*	951	1,892
Inergy, LP		1,700	55,556
Infrasource Services, Inc.	*	3,401	103,833
inVentiv Health, Inc.	*	2,100	80,409
Iron Mountain, Inc.	*	7,146	186,725
Jackson Hewitt Tax Service, Inc.		1,779	57,248
Jacobs Engineering Group, Inc.	*	3,838	179,043
John H. Harland Company		1,281	65,626
Kelly Services, Inc. Class A		1,173	37,771
Kforce.com, Inc.	*	297	4,090
Korn Ferry International	*	1,624	37,255
Labor Ready, Inc.	*	2,485	47,190
Landauer, Inc.		598	30,187
Lazare Kaplan International	*	1,139	9,180
LECG Corporation	*	73	1,057
Lionbridge Technologies, Inc.	*	1,165	5,930
Macquarie Infrastructure Company Trust	†	2,000	78,600
Magellan Health Services, Inc.	*	1,400	58,800
Management Network Group, Inc.	*	1,600	2,912
Manpower, Inc.		3,593	265,056
MasterCard, Inc. Class A	†	2,238	237,765
Maximus, Inc.		1,052	36,273
Medical Staffing Network Holdings, Inc.	*	1,686	10,706
Metal Management, Inc.		1,800	83,160
Midas, Inc.	*	1,277	27,545
Millennium Cell, Inc.	*†	1,700	1,649
Mobile Mini, Inc.	*	2,000	53,560
MoneyGram International, Inc.		3,750	104,100
Moody’s Corporation		9,284	576,165
MPS Group, Inc.	*	3,706	52,440
MTC Technologies, Inc.	*	619	13,018
National Research Corporation		1,250	27,037
Navigant Consulting, Inc.	*†	2,313	45,705
NetRatings, Inc.	*	1,164	24,211
Omnicell, Inc.	*	783	16,380
On Assignment, Inc.	*	1,243	15,426
Online Resources Corporation	*	700	8,029
Opsware, Inc.	*†	2,730	19,792
Overland Storage, Inc.	*	481	1,991
Paychex, Inc.		13,545	512,949
PDI, Inc.	*	703	6,693
Pegasystems, Inc.		2,141	19,804
Perma-Fix Environmental Services	*	5,502	13,095
Pfsweb, Inc.	*	5,683	5,853
PHH Corporation	*	2,212	67,599
Portfolio Recovery Associates, Inc.	*†	504	22,504
Possis Medical, Inc.	*	1,278	16,627
Pre-Paid Legal Services, Inc.	*†	779	39,036
Presstek, Inc.	*	945	5,717
Quanta Services, Inc.	*†	4,702	118,584
RCM Technologies, Inc.	*	1,593	11,358
Regis Corporation	†	1,818	73,393
Rent-A-Center, Inc.	*†	3,377	94,488
Republic Services, Inc.		8,443	234,884
Resources Connection, Inc.	*	2,060	65,899
Rewards Network, Inc.	*	1,127	$5,973
Robert Half International, Inc.	†	7,107	263,030
Rollins, Inc.		661	15,210
RR Donnelley & Sons Company		8,887	325,175
Ryder System, Inc.		2,660	131,244
Sally Beauty Company, Inc.	*	3,659	33,626
Service Corporation International		11,775	139,651
ServiceMaster Company (The)		11,826	182,002
Shaw Group, Inc. (The)	*	2,182	68,231
Sotheby’s Holdings, Inc. Class A		2,623	116,671
Spherion Corporation	*	2,689	23,717
Standard Register Company (The)		1,650	20,872
StarTek, Inc.		994	9,731
Steiner Leisure Ltd. (Bahama Islands)	*	1,503	67,605
Stericycle, Inc.	*	1,569	127,873
SupportSoft, Inc.	*	1,562	8,810
Synagro Technologies, Inc.		3,224	18,377
Tejon Ranch Company	*†	762	36,043
TeleTech Holdings, Inc.	*	2,738	100,457
Tetra Tech, Inc.	*	2,114	40,293
Travelcenters of America LLC	*	292	11,219
TRC Companies, Inc.	*	327	3,299
United Rentals, Inc.	*	3,294	90,585
Universal Compression Holdings, Inc.	*	1,492	100,979
URS Corporation	*	1,582	67,377
Valassis Communications, Inc.	*	2,236	38,437
Varsity Group, Inc.	*	2,747	4,175
Vertrue, Inc.	*	749	36,034
Viad Corporation		937	36,168
Volt Information Sciences, Inc.	*†	1,249	32,711
Waste Connections, Inc.	*	2,362	70,718
Waste Industries USA, Inc.		1,296	35,601
Waste Management, Inc.		20,986	722,128
Watson Wyatt Worldwide Inc.		1,600	77,840
Weight Watchers International, Inc.		1,826	84,160
Westaff, Inc.	*	942	5,388
Wind River Systems, Inc.	*†	3,206	31,868
World Fuel Services Corporation		960	44,410
Wright Express Corporation	*	1,750	53,077
Xanser Corporation	*	1,100	6,050
			12,336,984
Communications—1.6%
Ace*Comm Corporation	*	3,033	2,669
ADC Telecommunications, Inc.	*	4,773	79,900
AltiGen Communications, Inc.	*	4,109	7,807
American Tower Corporation Class A	*	15,861	617,786
Anadigics, Inc.	*†	957	11,312
Andrew Corporation	*†	6,376	67,522
Applied Innovation, Inc.	*	500	1,680
Applied Signal Technology, Inc.		1,237	22,179
Arris Group, Inc.	*	2,896	40,776
Avaya, Inc.	*	17,294	204,242
Avici Systems, Inc.	*†	711	8,120
Avistar Communications Corporation	*	774	1,122
Blonder Tongue Laboratories	*	2,285	4,456
CalAmp Corporation	*	550	4,746
Carrier Access Corporation	*	1,178	6,020
C-COR.net Corporation	*	1,547	21,441
Centillium Communications, Inc.	*	1,588	3,049
Checkpoint Systems, Inc.	*	1,441	34,094
Ciena Corporation	*	2,809	78,512

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Comtech Telecommunications	*	1,350	$52,285
Corning, Inc.	*	60,152	1,367,856
Crown Castle International Corporation	*	8,983	288,624
CT Communications, Inc.		214	5,157
Cubic Corporation		1,692	36,615
Ditech Networks, Inc.	*	1,360	11,043
EndWave Corporation	*	911	10,841
Foundry Networks, Inc.	*†	5,421	73,563
Glenayre Technologies, Inc.	*	2,143	4,650
Harmonic, Inc.	*	2,820	27,692
Harris Corporation		6,090	310,285
Hungarian Telephone & Cable Corporation	*	712	15,116
ID Systems, Inc.	*	2,016	24,252
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	2,803	88,771
Inter-Tel, Inc.		1,334	31,536
InterVoice, Inc.	*	1,395	9,263
Intraware, Inc.	*	783	4,353
L-3 Communications Holdings, Inc.		5,024	439,449
Mindspeed Technologies, Inc.	*	4,009	8,700
Motorola, Inc.		95,635	1,689,870
Network Appliance, Inc.	*†	14,316	522,820
NMS Communications Corporation	*	1,250	2,250
On2 Technologies, Inc.	*	4,620	7,438
Openwave Systems, Inc.	*	2,570	20,946
Plantronics, Inc.		1,826	43,130
Polycom, Inc.	*	4,177	139,219
Powerwave Technologies, Inc.	*	2,434	13,849
Premiere Global Services, Inc.	*	2,174	24,392
Qualcomm, Inc.		64,472	2,750,376
SBA Communications Corporation	*†	1,350	39,892
SeaChange International, Inc.	*	958	7,798
Sirius Satellite Radio, Inc.	*†	47,469	151,901
Socket Communications, Inc.	*	1,300	1,222
Sonus Networks, Inc.	*	10,700	86,349
Standard Microsystems Corporation	*	806	24,615
Syntax-Brillian Corporation	*†	180	1,512
Tekelec	*	2,569	38,304
TeleCorp PCS, Inc.	‡d	5,507	—
Tellabs, Inc.	*	19,143	189,516
Tollgrade Communications, Inc.	*	601	7,549
Tut Systems, Inc.	*	1,414	1,612
Universal Security Instruments, Inc.	*	1,866	64,097
Utstarcom, Inc.	*†	4,555	37,761
Verso Technologies, Inc.	*	1,618	1,537
Viasat, Inc.	*	1,190	39,234
Westell Technologies, Inc. Class A	*	1,821	3,952
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	115,259
Zhone Technologies, Inc.	*	3,915	4,855
Zix Corporation	*	1,015	1,837
Zoom Telephonics, Inc.	*	2,711	4,527
			10,065,103
Computer Software & Processing—5.7%
3D Systems Corporation	*†	1,158	25,372
Activision, Inc.	*†	9,514	180,195
Actuate Corporation	*	2,084	$10,878
Acxiom Corporation		3,451	73,817
Adobe Systems, Inc.	*	22,505	938,458
Advent Software, Inc.	*†	1,451	50,596
Affiliated Computer Services, Inc. Class A	*	4,289	252,536
Agile Software Corporation	*	2,086	14,498
Alliance Data Systems Corporation	*†	1,955	120,467
Altiris, Inc.	*	974	32,054
American Access Technologies, Inc.	*	1,400	1,246
American Software, Inc. Class A		1,950	15,697
AMICAS, Inc.	*	1,846	5,243
answerthink, Inc.	*	1,140	3,728
Ansys, Inc.	*	1,198	60,822
Applix, Inc.	*	6,240	83,678
Arbitron, Inc.		1,298	60,941
Ariba, Inc.	*	2,075	19,505
Art Technology Group, Inc.	*	8,333	19,333
Aspen Technology, Inc.	*	1,529	19,877
Audible, Inc.	*	1,213	12,603
Autobytel, Inc.	*	1,384	4,899
Autodesk, Inc.	*	9,258	348,101
Automatic Data Processing, Inc.		22,994	1,112,910
Avocent Corporation	*	2,007	54,129
BEA Systems, Inc.	*	16,581	192,174
BMC Software, Inc.	*	9,391	289,149
Bankrate, Inc.	*†	1,083	38,165
Blackbaud, Inc.		2,650	64,713
Blackboard, Inc.	*†	1,400	47,082
Blue Coat Systems, Inc.	*†	536	19,687
Borland Software Corporation	*†	2,936	15,473
Brady Corporation Class A		2,402	74,942
CA, Inc.		17,506	453,580
CMGI, Inc.	*	10,077	21,363
CNET Networks, Inc.	*†	5,501	47,914
CSG Systems International, Inc.	*	2,153	53,868
CACI International, Inc. Class A	*	1,198	56,138
Cadence Design Systems, Inc.	*	10,745	226,290
Callidus Software, Inc.	*	172	1,290
Captaris, Inc.	*	1,164	6,740
Carreker Corporation	*	1,681	13,482
Ceridian Corporation	*	6,177	215,207
Cerner Corporation	*†	3,044	165,746
Checkfree Corporation	*	3,356	124,474
Choicepoint, Inc.	*	3,112	116,482
Chordiant Software, Inc.	*	1,859	19,241
Ciber, Inc.	*	2,444	19,234
Citrix Systems, Inc.	*	6,809	218,092
Clinical Data, Inc.	*	1,332	27,639
Cogent Communications Group, Inc.	*	2,886	68,196
Cognex Corporation		2,023	43,838
Cognizant Technology Solutions Corporation	*	5,276	465,713
Computer Horizons Corporation		1,347	1,010
Computer Sciences Corporation	*	6,597	343,902
Compuware Corporation	*	15,945	151,318
Concur Technologies, Inc.	*†	2,083	36,369
Corillian Corporation	*	1,471	7,340
CoStar Group, Inc.	*†	770	34,404
Covansys Corporation	*	1,477	36,452
Cybersource Corporation	*	1,281	16,025
DST Systems, Inc.	*	2,794	210,109

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
DealerTrack Holdings, Inc.	*	1,800	$55,296
Deluxe Corporation		2,098	70,346
Dendrite International, Inc.	*	1,587	24,852
Digital River, Inc.	*	1,627	89,892
Earthlink, Inc.	*	5,814	42,733
ebix.com, Inc.	*	1,754	50,831
Echelon Corporation	*†	1,769	18,645
Eclipsys Corporation	*†	1,846	35,572
eCollege.com, Inc.	*†	635	11,398
Electro Rent Corporation	*	950	13,680
Electronic Arts, Inc.	*	12,060	607,342
Electronic Data Systems Corporation		22,135	612,697
Electronics for Imaging	*	2,638	61,861
Embarcadero Technologies, Inc.	*	1,252	8,651
Emdeon Corporation	*†	12,459	188,505
Entrust Technologies, Inc.	*	2,200	8,866
Epicor Software Corporation	*	1,693	23,550
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	1,470	13,965
Evolving Systems, Inc.	*	1,054	2,076
F5 Networks, Inc.	*	1,332	88,818
Factset Research Systems, Inc.		1,490	93,647
Fair Isaac Corporation		3,039	117,549
FalconStor Software, Inc.	*	1,373	14,307
Fidelity National Information Services, Inc.		11,188	508,606
First Data Corporation		29,639	797,289
Fiserv, Inc.	*	7,444	394,979
Gartner Group, Inc. Class A	*	1,179	28,237
Gerber Scientific, Inc.	*	1,608	17,061
Google, Inc. Class A	*	8,801	4,032,266
Hypercom Corporation	*	1,992	11,872
Hyperion Solutions Corporation	*	2,527	130,974
IMS Health, Inc.		7,150	212,069
iGate Capital Corporation	*	1,397	11,511
Informatica Corporation	*	3,171	42,587
Inforte Corporation	*	1,897	6,583
Infospace, Inc.	*	1,323	33,961
InfoUSA, Inc.		1,708	16,431
Integral Systems, Inc.		631	15,251
Interactive Data Corporation		1,521	37,645
Interactive Intelligence, Inc.	*	950	14,478
Internap Network Services Corporation	*	1,297	20,428
Interwoven, Inc.	*	1,908	32,245
Intuit, Inc.	*	13,074	357,705
JDA Software Group, Inc.	*	1,256	18,878
Jack Henry & Associates, Inc.		3,591	86,364
Juniper Networks, Inc.	*	21,310	419,381
Keane, Inc.	*	2,631	35,729
Kenexa Corp.	*†	1,681	52,330
Keynote Systems, Inc.	*	1,400	18,788
Knot, Inc. (The)	*†	2,304	49,605
Kronos, Inc.	*	1,283	68,640
Lawson Software, Inc.	*	8,700	70,383
LivePerson, Inc.	*	3,333	26,264
Looksmart	*	500	1,915
Magma Design Automation, Inc.	*	1,429	17,091
Manhattan Associates, Inc.	*	1,346	36,921
Mantech International Corporation Class A	*	1,217	40,660
Mapinfo Corporation	*	811	16,325
McAfee, Inc.	*	6,724	195,534
Mediware Information Systems	*	1,088	$9,857
Mentor Graphics Corporation	*	2,745	44,853
Microsoft Corporation		346,771	9,664,508
MicroStrategy, Inc. Class A	*	513	64,838
MIVA, Inc.	*†	990	3,802
Mobius Management Systems, Inc.	*	878	6,471
Move, Inc.	*	7,362	40,785
NCR Corporation	*	7,848	374,899
Napster, Inc.	*	1,145	4,740
National Instruments Corporation		3,414	89,549
Navisite, Inc.	*	3,725	22,387
NAVTEQ Corporation	*†	3,700	127,650
Neoware, Inc.	*	900	9,063
NetFlix, Inc.	*†	679	15,746
Netscout Systems, Inc.	*	1,250	11,312
Netsmart Technologies, Inc.	*	505	8,302
NIC, Inc.		2,450	13,132
Novell, Inc.	*	15,492	111,852
NVE Corporation	*†	348	9,493
Nvidia Corporation	*	13,456	387,264
Oracle Corporation	*	157,223	2,850,453
Packeteer, Inc.	*†	1,900	23,598
Parametric Technology Corporation	*†	4,423	84,435
PDF Solutions, Inc.	*	974	10,996
Perot Systems Corporation Class A	*	4,359	77,895
Phoenix Technologies Ltd.	*	907	5,669
Plato Learning, Inc.	*	1,825	7,665
Progress Software Corporation	*	1,322	41,246
QAD, Inc.		1,363	12,403
Quality Systems, Inc.	†	768	30,720
Quest Software, Inc.	*†	3,847	62,591
Radiant Systems, Inc.	*	1,019	13,278
Radisys Corporation	*	961	15,703
RealNetworks, Inc.	*	5,844	45,875
Red Hat, Inc.	*†	7,251	166,265
Renaissance Learning, Inc.		1,353	17,819
S1 Corporation	*	2,636	15,816
Saba Software, Inc.	*	1,576	10,315
SafeNet, Inc.	*	1,099	31,102
Salesforce.com, Inc.	*†	2,200	94,204
Sapient Corporation	*	4,150	28,469
Scientific Learning Corporation	*	3,145	24,028
SCO Group, Inc. (The)	*†	997	857
Secure Computing Corporation	*	1,554	11,966
Sonic Foundry, Inc.	*	1,200	4,800
SonicWall, Inc.	*	2,442	20,415
SPSS, Inc.	*	690	24,909
SRA International, Inc. Class A	*†	1,664	40,535
Stratasys, Inc.	*†	891	38,064
SumTotal Systems, Inc.	*	317	2,530
Sun Microsystems, Inc.	*	135,549	814,649
Sybase, Inc.	*	3,825	96,696
Sykes Enterprises, Inc.	*	1,423	25,956
Symantec Corporation	*†	38,372	663,836
SYNNEX Corporation	*	104	2,209
Synopsys, Inc.	*	6,501	170,521
Synplicity, Inc.	*	1,050	7,339
Syntel, Inc.		1,554	53,846
Take-Two Interactive Software, Inc.	*†	2,643	53,230
Talx Corporation		1,039	34,422
Technology Solutions Company	*	108	843
THQ, Inc.	*†	2,914	99,630
3Com Corporation	*	14,501	56,699

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
TIBCO Software, Inc.	*	8,337	$71,031
Total System Services, Inc.	†	1,651	52,584
Tradestation Group, Inc.	*	1,690	21,277
Transaction Systems Architects, Inc. Class A	*	1,298	42,042
Trizetto Group, Inc.	*†	1,550	31,015
Tumbleweed Communications Corporation	*	1,102	3,372
Ultimate Software Group, Inc.	*	1,242	32,528
Unisys Corporation	*	13,714	115,609
United Online, Inc.		2,509	35,201
Vasco Data Security International, Inc.	*	3,804	67,977
Verint Systems, Inc.	*	1,152	37,037
VeriSign, Inc.	*	10,106	253,863
Versant Corporation	*	330	5,593
Viewpoint Corporation	*	1,140	570
Vignette Corporation	*	737	13,686
Wave Systems Corporation Class A	*	1,004	2,711
WebEx Communications, Inc.	*	1,743	99,107
Webmethods, Inc.	*	2,153	15,480
Websense, Inc.	*	1,958	45,014
Witness Systems, Inc.	*	1,980	53,361
XETA Technologies, Inc.	*	1,946	5,994
Yahoo!, Inc.	*	50,447	1,578,487
			37,095,028
Computers & Information—3.5%
3M Company		27,011	2,064,451
Access Plans USA, Inc.	*	3,538	8,314
Apple Computer, Inc.	*	33,280	3,092,045
Authentidate Holding Corporation	*	1,023	1,483
Black Box Corporation		865	31,607
Brocade Communications Systems, Inc.	*	14,008	133,356
CDW Corporation		2,743	168,502
Ciprico, Inc.	*	1,658	13,131
Cirrus Logic, Inc.	*	2,946	22,566
Concurrent Computer Corporation	*	1,901	2,985
Cray, Inc.	*	714	9,846
Dataram Corporation		1,175	4,829
Datawatch Corporation	*	3,500	10,150
Dell, Inc.	*	78,317	1,817,738
Diebold, Inc.	†	3,079	146,899
Digi International, Inc.	*	1,976	25,095
Dot Hill Systems Corporation	*	1,396	5,095
EMC Corporation	*	89,450	1,238,882
Emulex Corporation	*	3,408	62,332
Extreme Networks, Inc.	*	4,491	18,997
Focus Enhancements, Inc.	*	5,319	6,862
Gateway, Inc.	*†	13,470	29,499
Global Imaging Systems, Inc.	*	1,890	36,855
Global Payment Technologies, Inc.	*	1,270	1,460
Hewlett-Packard Company		109,000	4,375,260
Ikon Office Solutions, Inc.		5,770	82,915
InFocus Corporation	*	1,636	4,581
Ingram Micro, Inc. Class A	*	6,500	125,515
Insight Enterprises, Inc.	*	2,054	36,931
International Business Machines Corporation		59,479	5,606,491
International Game Technology		13,866	559,909
Iomega Corporation	*	1,865	6,994
Iteris, Inc.	*	4,263	$9,805
Jabil Circuit, Inc.		8,287	177,425
Komag, Inc.	*†	1,753	57,376
Lexmark International, Inc.	*	4,019	234,951
MTI Technology Corporation	*	3,844	3,037
Micros Systems, Inc.	*	1,714	92,539
MTM Technologies, Inc.	*	500	620
Netgear, Inc.	*	1,206	34,407
Network Engines, Inc.	*	1,329	2,685
Nuance Communications, Inc.	*†	4,541	69,523
Palm, Inc.	*†	4,574	82,927
Paxar Corporation	*	1,971	56,568
Performance Technologies, Inc.	*	793	3,973
Pitney Bowes, Inc.		9,192	417,225
Planar Systems, Inc.	*	785	6,806
ProQuest Company	*	1,332	11,988
Quantum Corporation	*	6,681	18,039
Rackable Systems, Inc.	*†	1,843	31,276
Safeguard Scientifics, Inc.	*	4,073	12,056
SanDisk Corporation	*	8,969	392,842
ScanSource, Inc.	*	1,126	30,222
Scientific Games Corporation Class A	*†	2,517	82,633
SCM Microsystems, Inc.	*	1,494	6,394
Seagate Technology (Cayman Islands)		20,081	467,887
Solectron Corporation	*	44,284	139,495
STEC, Inc.	*	1,055	7,427
Tech Data Corporation	*	2,057	73,661
TransAct Technologies, Inc.	*	888	6,180
VA Software Corporation	*	2,018	8,133
VeriFone Holdings, Inc.	*	2,645	97,151
Wayside Technology Group, Inc.		1,787	25,911
Web.com, Inc.	*	705	3,088
Western Digital Corporation	*	8,154	137,069
Zebra Technologies Corporation Class A	*	2,988	115,367
			22,668,261
Containers & Packaging—0.2%
Ball Corporation		4,676	214,395
Crown Holdings, Inc.	*	6,844	167,404
Greif, Inc. Class A		426	47,333
Libbey, Inc.		749	10,501
Owens-IIlinois, Inc.	*	6,064	156,269
Sealed Air Corporation		7,054	222,906
Silgan Holdings, Inc.		454	23,204
Sonoco Products Company		3,353	126,006
Temple-Inland, Inc.		4,506	269,188
			1,237,206
Cosmetics & Personal Care—1.7%
1-800 Contacts, Inc.	*	502	8,434
Alberto-Culver Company		3,659	83,718
Avon Products, Inc.		17,888	666,507
Chattem, Inc.	*	872	51,396
Clorox Company		6,558	417,679
Colgate-Palmolive Company		20,694	1,382,152
Ecolab, Inc.		8,093	347,999
Elizabeth Arden, Inc.	*	1,017	22,191
Estee Lauder Companies (The), Inc. Class A		5,057	247,034
Procter & Gamble Company		125,725	7,940,791
Quaker Chemical Corporation		483	11,500
Stepan Company		556	14,595
			11,193,996

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Education—0.1%
Ambassadors International, Inc. †	523	$24,131
Apollo Group, Inc. Class A *†	5,517	242,196
Career Education Corporation *	4,167	127,093
Corinthian Colleges, Inc. *	3,624	49,830
DeVry, Inc.	2,980	87,463
ITT Educational Services, Inc. *	1,873	152,631
Laureate Education, Inc. *	1,885	111,158
Learning Tree International, Inc. *	766	8,617
Princeton Review, Inc. *	818	4,393
Strayer Education, Inc.	551	68,875
Universal Technical Institute, Inc. *†	418	9,647
		886,034
Electric Utilities—3.4%
AES Corporation (The) *	25,835	555,969
Allegheny Energy, Inc. *	5,273	259,115
Allete, Inc.	1,243	57,949
Alliant Energy Corporation	4,491	201,287
Ameren Corporation †	8,429	423,979
American Electric Power Company, Inc.	16,393	799,159
Aquila, Inc. *	7,275	30,409
Avista Corporation	1,759	42,621
Black Hills Corporation	2,041	75,048
CMS Energy Corporation	6,681	118,922
Centerpoint Energy, Inc.	12,705	227,928
Central Vermont Public Service Corporation	540	15,563
CH Energy Group, Inc.	694	33,791
Cleco Corporation	2,109	54,475
Consolidated Edison, Inc.	9,476	483,845
Constellation Energy Group, Inc.	7,642	664,472
DTE Energy Company	6,985	334,581
Dominion Resources, Inc.	14,361	1,274,826
DPL, Inc.	5,037	156,600
Duke Energy Corporation	47,382	961,381
Duquesne Light Holdings, Inc.	2,789	55,194
Dynegy, Inc. Class A *	15,654	144,956
Edison International	12,022	590,641
EL Paso Electric Company *	1,748	46,060
Empire District Electric Company (The)	1,197	29,686
Energy East Corporation	5,959	145,161
Entergy Corporation	8,044	843,976
Exelon Corporation	26,142	1,796,217
FPL Group, Inc.	14,666	897,119
FirstEnergy Corporation	12,802	848,004
Great Plains Energy, Inc.	2,828	91,769
Green Mountain Power Corporation	1,811	63,150
Hawaiian Electric Industries, Inc.	3,066	79,685
Idacorp, Inc.	1,515	51,268
Integrys Energy Group, Inc.	2,691	149,377
KeySpan Corporation	7,299	300,354
MGE Energy, Inc.	1,559	55,282
Mirant Corporation *	10,625	429,887
NiSource, Inc.	10,893	266,225
Northeast Utilities	5,201	170,437
NRG Energy, Inc. *†	4,000	288,160
NSTAR	4,374	153,615
OGE Energy Corporation	3,358	130,290
Otter Tail Corporation	1,095	37,493
PG&E Corporation	13,709	661,733
PPL Corporation	14,691	$600,862
Pepco Holdings, Inc.	7,066	205,055
Pinnacle West Capital Corporation	3,789	182,819
Plug Power, Inc. *	2,704	8,545
PNM Resources, Inc.	2,169	70,059
Portland General Electric Company †	1,100	32,120
Progress Energy, Inc.	10,169	512,924
Public Service Enterprise Group, Inc.	9,757	810,221
Puget Energy, Inc.	3,548	91,113
Reliant Energy, Inc. *†	11,470	233,070
SCANA Corporation	4,791	206,827
Sempra Energy	8,687	529,994
Sierra Pacific Resources *	3,864	67,156
Southern Company (The)	30,082	1,102,505
TXU Corporation	17,958	1,151,108
TECO Energy, Inc. †	7,797	134,186
UIL Holdings Corporation	1,496	51,911
Unisource Energy Corporation	1,571	58,991
Unitil Corporation	420	11,411
Westar Energy, Inc.	4,032	110,961
Wisconsin Energy Corporation	4,564	221,445
Xcel Energy, Inc. †	16,552	408,669
		21,899,611
Electrical Equipment—2.7%
Active Power, Inc. *	1,093	2,120
Acuity Brands, Inc.	1,873	101,966
Aeroflex, Inc. *	2,811	36,965
Ametek, Inc.	4,234	146,242
AZZ, Inc. *	1,031	43,302
Baldor Electric Company	1,338	50,496
BSML, Inc. *†	1,080	1,480
C&D Technologies, Inc. †	1,159	5,830
Capstone Turbine Corporation *†	2,450	2,597
Cataytica Energy Systems, Inc. *	852	1,227
Cooper Industries Ltd. Class A (Bermuda)	7,946	357,491
Distributed Energy Systems Corporation *†	3,756	5,146
Electro Scientific Industries, Inc. *	1,421	27,340
Emerson Electric Company	32,010	1,379,311
Energizer Holdings, Inc. *	1,856	158,372
Energy Conversion Devices, Inc. *†	781	27,288
Evans & Sutherland Computer Corporation *	1,882	5,928
Franklin Electric Company, Inc. †	902	41,943
FuelCell Energy, Inc. *†	1,938	15,233
General Electric Company	410,857	14,527,904
Genlyte Group, Inc. *	1,102	77,746
GrafTech International Ltd. *	3,487	31,662
Greatbatch, Inc. *	942	24,021
Lincoln Electric Holdings, Inc.	1,877	111,794
Littelfuse, Inc. *†	909	36,905
LSI Industries, Inc.	1,083	18,129
Medis Technologies Ltd. *†	704	11,905
Moog, Inc. Class A *	1,446	60,226
Powell Industries, Inc. *	1,045	33,440
Quantum Fuel Systems Technologies Worldwide, Inc. *	2,809	3,427
Regal-Beloit Corporation	1,272	58,995
Servotronics, Inc. *	705	6,556
Spectrum Brands, Inc. *†	1,490	9,432
Superconductor Technologies *†	208	356
Tech/Ops Sevcon, Inc.	719	4,925
Teleflex, Inc.	1,322	89,989

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thomas & Betts Corporation	*	2,428	$118,535
Trans-Lux Corporation		866	6,365
Ultralife Batteries, Inc.	*	416	4,493
Universal Display Corporation	*†	1,350	20,371
Universal Electronics, Inc.	*	639	17,803
Valence Technology, Inc.	*†	6,972	8,227
Vicor Corporation		1,380	13,828
			17,707,311
Electronics—4.0%
8X8, Inc.	*	3,048	4,450
AVX Corporation		2,270	34,504
Actel Corporation	*	1,140	18,833
Adaptec, Inc.	*	3,850	14,900
Advanced Energy Industries, Inc.	*	1,428	30,045
Advanced Micro Devices, Inc.	*†	21,447	280,098
Agere Systems, Inc.	*	6,929	156,734
Agilent Technologies, Inc.	*	16,481	555,245
Agilysys, Inc.		1,335	29,997
Alliance Fiber Optic Products, Inc.	*	4,817	9,152
Altera Corporation	*	14,718	294,213
American Superconductor Corporation	*†	1,147	15,450
AMIS Holdings, Inc.	*	850	9,308
Amkor Technology, Inc.	*†	7,211	89,993
Amphenol Corporation Class A		3,688	238,134
Analog Devices, Inc.		15,241	525,662
Anaren, Inc.	*	813	14,317
Applied Micro Circuits Corporation	*	12,746	46,523
Arrow Electronics, Inc.	*	4,585	173,084
Atheros Communications, Inc.	*	2,700	64,611
Atmel Corporation	*	18,733	94,227
ATMI, Inc.	*†	1,559	47,659
Avanex Corporation	*	5,030	9,004
Avnet, Inc.	*†	5,129	185,362
AXT, Inc.	*	946	4,531
Barnes Group, Inc.		2,018	46,434
Bel Fuse, Inc. Class A		545	20,590
Belden CDT, Inc.		1,894	101,499
Benchmark Electronics, Inc.	*	2,520	52,063
Broadcom Corporation Class A	*	16,147	517,834
California Micro Devices Corporation	*	745	3,487
Caliper Life Sciences, Inc.	*	867	4,899
Catalyst Semiconductor, Inc.	*	2,415	8,766
Catapult Communications Corporation	*	750	7,305
Ceradyne, Inc.	*†	1,867	102,200
Ceva, Inc.	*	692	5,003
Cisco Systems, Inc.	*	240,426	6,138,076
Concord Camera Corporation	*	572	2,671
Conexant Systems, Inc.	*	20,460	33,759
Cree, Inc.	*†	3,097	50,977
CTS Corporation		1,580	21,836
Cymer, Inc.	*	1,498	62,242
Cypress Semiconductor Corporation	*	4,876	90,450
DRS Technologies, Inc.		1,486	77,525
Diodes, Inc.	*	1,600	55,760
Dolby Laboratories, Inc. Class A	*	1,370	47,279
DSP Group, Inc.	*	1,194	22,686
Eastman Kodak Company	†	11,893	268,306
EDO Corporation	†	1,198	31,388
Emcor Group, Inc.	*	1,454	85,757
Emcore Corporation	*†	1,219	$6,095
EMS Technologies, Inc.	*	960	18,499
ESCO Technologies, Inc.	*	1,222	54,770
ESS Technology	*	1,759	2,252
Esterline Technologies Corporation	*	1,049	43,082
Exar Corporation	*	1,758	23,276
Fairchild Semiconductor International, Inc.	*	4,903	81,978
Finisar Corporation	*†	6,855	23,993
Flir Systems, Inc.	*†	2,804	100,019
FSI International, Inc.	*	1,479	6,611
Garmin Ltd. (Cayman Islands)	†	4,774	258,512
HEI, Inc.	*	1,050	1,250
HI/FN, Inc.	*	681	4,134
Hutchinson Technology, Inc.	*	1,149	26,829
Imation Corporation		1,564	63,154
Innovex, Inc.	*	1,922	3,460
Integrated Device Technology, Inc.	*	8,168	125,951
Integrated Silicon Solutions, Inc.	*	1,269	7,068
Intel Corporation		227,315	4,348,536
International Rectifier Corporation	*	2,631	100,531
Intersil Corporation Class A		5,757	152,503
IXYS Corporation	*	1,329	13,596
JDS Uniphase Corporation	*†	7,444	113,372
Kemet Corporation	*†	3,407	26,064
KVH Industries, Inc.	*	375	3,495
LSI Logic Corporation	*†	15,734	164,263
Lattice Semiconductor Corporation	*	4,395	25,711
Lightpath Technologies, Inc. Class A	*†	1,526	9,309
Linear Technology Corporation		12,363	390,547
MIPS Technologies, Inc. Class A	*	2,228	19,896
MRV Communications, Inc.	*	4,567	16,213
Magnetek, Inc.	*	1,406	7,086
Marvell Technology Group Ltd. (Bermuda)	*	18,500	310,985
Mattson Technology, Inc.	*	1,760	16,016
Maxim Integrated Products, Inc.		12,341	362,825
Maxwell Technologies, Inc.	*†	370	4,632
MEMC Electronics Materials, Inc.	*	5,481	332,039
Mercury Computer Systems, Inc.	*	963	13,357
Merix Corporation	*	674	5,540
Methode Electronics, Inc.		1,383	20,427
Micrel, Inc.	*	3,731	41,116
Microchip Technology, Inc.		8,640	306,979
Micron Technology, Inc.	*	25,902	312,896
Microsemi Corporation	*†	2,474	51,484
Mobility Electronics, Inc.	*	674	2,096
Molex, Inc.		5,599	157,892
Moscow CableCom Corporation	*	1,900	24,035
MoSys, Inc.	*	1,251	10,508
Nashua Corporation	*	1,541	13,715
National Semiconductor Corporation		14,384	347,230
Novellus Systems, Inc.	*	6,320	202,366
Nu Horizons Electronics Corporation	*†	1,207	12,710
Omnivision Technologies, Inc.	*†	2,354	30,508
ON Semiconductor Corporation	*†	4,276	38,142
Oplink Communications, Inc.	*	758	13,621

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Optelecom, Inc.	*†	819	$6,708
OSI Systems, Inc.	*	867	22,923
Park Electrochemical Corporation		1,086	29,452
Pericom Semiconductor Corporation	*	1,023	10,005
Photronics, Inc.	*	1,388	21,583
Pixelworks, Inc.	*	1,927	3,180
Plexus Corporation	*	1,884	32,311
PLX Technology, Inc.	*	1,050	10,227
Power Integrations, Inc.	*	1,952	44,213
Power-One, Inc.	*	3,459	19,785
QLogic Corporation	*	7,842	133,314
Quicklogic Corporation	*	1,050	2,951
RF Micro Devices, Inc.	*†	7,206	44,893
Rambus, Inc.	*	4,071	86,509
Raytheon Company		18,171	953,251
Research Frontiers, Inc.	*†	752	7,219
Rockwell Collins, Inc.		7,347	491,735
Rogers Corporation	*	803	35,613
Sanmina-SCI Corporation	*	21,464	77,700
Semtech Corporation	*	2,970	40,036
Sigmatel, Inc.	*	797	2,503
Sigmatron International, Inc.	*	282	2,462
Silicon Image, Inc.	*	2,948	24,056
Silicon Laboratories, Inc.	*†	2,124	63,550
Silicon Storage Technology, Inc.	*	3,793	18,699
Sirenza Microdevices, Inc.	*†	525	4,526
Skyworks Solutions, Inc.	*	5,822	33,477
Sonic Solutions, Inc.	*†	889	12,535
Spansion LLC Class A	*	1,900	23,161
Spectrum Control, Inc.	*	1,195	14,699
Spire Corporation	*	2,500	27,825
Stratos International, Inc.	*	973	7,220
Sunpower Corp. Class A	*†	1,322	60,151
Sycamore Networks, Inc.	*	9,917	37,090
Synaptics, Inc.	*†	1,057	27,038
Technitrol, Inc.		1,866	48,871
Tegal Corporation	*	312	1,451
Teledyne Technologies, Inc.	*	1,228	45,976
Terabeam, Inc.	*	2,197	4,218
Teradyne, Inc.	*†	7,938	131,295
Tessera Technologies, Inc.	*†	1,560	61,994
Texas Instruments, Inc.		59,784	1,799,498
Transmeta Corporation	*	5,029	2,867
Transwitch Corporation	*	2,483	3,948
Trident Microsystems, Inc.	*	3,018	60,541
Trimble Navigation Ltd.	*	4,318	115,895
Triquint Semiconductor, Inc.	*	4,918	24,590
TTM Technologies, Inc.	*	1,639	15,636
Tvia, Inc.	*	4,026	1,932
Tyler Technologies, Inc.	*	1,886	23,952
Varian Semiconductor Equipment Associates, Inc.	*	2,245	119,838
Virage Logic Corporation	*	901	6,550
Vishay Intertechnology, Inc.	*	6,172	86,285
Xerox Corporation	*	36,218	611,722
Xilinx, Inc.		15,105	388,652
Zoran Corporation	*	1,650	28,083
			25,694,396
Entertainment & Leisure—1.7%
Avid Technology, Inc.	*†	1,448	50,506
Bally Technologies, Inc.	*	1,971	46,476
Bally Total Fitness Holding Corporation	*	1,306	797
Blockbuster, Inc. Class A	*†	7,850	50,554
Callaway Golf Company		2,881	$45,405
Cedar Fair, LP		2,300	65,688
Churchill Downs, Inc.		638	28,959
Discovery Holding Company Class A	*	10,903	208,574
Dover Downs Gaming & Entertainment, Inc.		1,710	22,025
Dover Motorsports, Inc.		1,645	8,636
DreamWorks Animation SKG, Inc. Class A	*†	1,300	39,754
Gaylord Entertainment Company	*	1,772	93,686
Harrah’s Entertainment, Inc.		7,234	610,911
Hasbro, Inc.		7,242	207,266
Hollywood Media Corporation	*	1,494	6,559
Image Entertainment, Inc.	*	299	1,253
International Speedway Corporation Class A		1,190	61,523
Jakks Pacific, Inc.	*†	925	22,108
K2, Inc.	*	2,544	30,757
Leapfrog Enterprises, Inc.	*†	1,261	13,493
Live Nation, Inc.	*	2,705	59,672
Macrovision Corporation	*	2,053	51,428
Mattel, Inc.		16,641	458,792
Multimedia Games, Inc.	*†	1,202	14,304
National CineMedia, Inc.	*	2,226	59,434
National Lampoon, Inc.	*	3,300	6,204
Nautilus Group, Inc.	†	1,359	20,969
New Frontier Media, Inc.		3,808	34,272
News Corporation, Inc. Class A		91,998	2,126,994
Penn National Gaming, Inc.	*	2,586	109,698
Pinnacle Entertainment, Inc.	*	1,629	47,355
Pool Corporation	†	2,434	87,137
RC2 Corporation	*	1,650	66,644
Regal Entertainment Group Class A		2,743	54,503
Shuffle Master, Inc.	*†	1,527	27,868
Six Flags, Inc.	*†	3,814	22,922
Speedway Motorsports, Inc.		149	5,774
Steinway Musical Instruments, Inc.		683	22,040
Time Warner, Inc.		158,821	3,131,950
Walt Disney Company		76,460	2,632,518
Westwood One, Inc.		4,247	29,177
WMS Industries, Inc.	*	1,269	49,796
World Wrestling Entertainment, Inc.		1,030	16,789
			10,751,170
Environmental—0.1%
Aetrium, Inc.	*	614	2,284
Analogic Corporation		593	37,288
Cohu, Inc.		859	16,149
Credence Systems Corporation	*	2,727	9,026
Dionex Corporation	*	1,031	70,221
Formfactor, Inc.	*	1,417	63,411
Frequency Electronics, Inc.		821	8,965
Itron, Inc.	*†	955	62,113
Ixia	*	2,330	21,669
LTX Corporation	*	2,405	14,719
MKS Instruments, Inc.	*	2,455	62,652
Mine Safety Appliances Company		1,444	60,735
MTS Systems Corporation		1,342	52,123
OI Corporation		1,600	18,360
Orbit International Corporation	*	2,812	21,765
Photon Dynamics, Inc.	*	659	8,310
Rudolph Technologies, Inc.	*	1,247	21,748
Tektronix, Inc.		3,804	107,121
Therma-Wave, Inc.	*	757	1,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thermogenesis	*	4,316	$15,710
Veeco Instruments, Inc.	*	1,294	25,233
White Electronic Designs Corporation	*	514	3,423
X-Rite, Inc.		1,890	24,476
			728,674
Financial Services—3.9%
Accredited Home Lenders Holding Company	*†	729	6,758
Affiliated Managers Group	*†	1,354	146,706
AG Edwards, Inc.		3,542	245,036
AllianceBernstein Holding, LP		1,100	97,350
Ameriprise Financial, Inc.		9,235	527,688
Ampal American Israel Corporation Class A	*	1,391	6,106
Bear Stearns Companies, Inc. (The)		4,864	731,302
Berkshire Hathaway, Inc. Class A	*†	41	4,468,590
BlackRock, Inc.		539	84,251
Calamos Asset Management, Inc. Class A		1,800	40,176
Catskill Litigation Trust	*‡d	582	—
Cbot Holdings, Inc. Class A	*	1,430	259,545
Charles Schwab Corporation (The)		40,347	737,947
CharterMac	†	1,905	36,862
Cherokee, Inc.		994	42,802
Chicago Mercantile Exchange		1,115	593,693
Countrywide Financial Corporation		24,520	824,853
Diamond Hill Investment Group, Inc.	*	1,310	127,738
Doral Financial Corporation (Puerto Rico)	*†	4,427	7,260
E*Trade Financial Corporation	*	14,978	317,833
Eaton Vance Corporation		5,282	188,250
Federated Investors, Inc. Class B		4,508	165,534
Franklin Resources, Inc.		6,114	738,755
GAMCO Investors, Inc. Class A		558	24,178
Goldman Sachs Group, Inc.		14,402	2,975,885
IntercontinentalExchange, Inc.	*†	2,676	327,034
Investment Technology Group, Inc.	*	2,078	81,458
Janus Capital Group, Inc.		9,990	208,891
Jefferies Group, Inc.		4,678	135,428
Kent Financial Services, Inc.	*	2,200	4,972
Knight Capital Group, Inc. Class A	*	4,630	73,339
LaBranche & Company, Inc.	*†	2,588	21,118
Lazard Ltd. Class A (Bermuda)		1,519	76,223
Legg Mason, Inc.		5,250	494,603
Lehman Brothers Holdings, Inc.		21,084	1,477,356
Merrill Lynch & Company, Inc.		35,777	2,921,908
Morgan Stanley		38,240	3,011,782
Nasdaq Stock Market Inc.	*	3,400	99,994
Navidec Financial Services, Inc.	‡d	2,119	—
NexCen Brands, Inc.	*	1,368	13,571
Nuveen Investments, Inc. Class A		2,324	109,925
NYSE Group, Inc.	*†	2,070	194,063
Principal Financial Group		11,001	658,630
Raymond James Financial, Inc.		3,472	103,327
SEI Investments Company		2,959	178,221
Siebert Financial Corporation		1,469	5,538
Superior Bancorp	†	895	9,666
SWS Group, Inc.		1,323	32,824
T Rowe Price Group, Inc.		10,332	487,567
TD Ameritrade Holding Corporation	*†	9,311	$138,548
Value Line, Inc.		573	27,389
Waddell & Reed Financial, Inc. Class A	†	3,971	92,604
Western Union Company (The)		31,890	699,986
Westwood Holdings Group, Inc.		1,027	23,631
			25,104,694
Food Retailers—0.4%
Arden Group, Inc. Class A		260	34,710
Kroger Company (The)		26,279	742,382
Panera Bread Company Class A	*†	1,250	73,825
Pantry, Inc. (The)	*	1,200	54,264
Pathmark Stores, Inc.	*	950	12,160
Ruddick Corporation		1,967	59,167
Safeway, Inc.		17,256	632,260
Starbucks Corporation	*	29,904	937,789
Weis Markets, Inc.		382	17,075
Whole Foods Market, Inc.	†	5,036	225,865
Wild Oats Markets, Inc.	*	1,309	23,824
Winn-Dixie Stores, Inc.	*†	3,309	58,404
			2,871,725
Forest Products & Paper—0.6%
American Woodmark Corporation	†	800	29,408
Bemis Company		4,410	147,250
Bowater, Inc.	†	2,289	54,524
Buckeye Technologies, Inc.	*	1,251	16,238
Caraustar Industries, Inc.	*	1,610	10,111
Chesapeake Corporation		814	12,291
Deltic Timber Corporation		724	34,723
Domtar Corporation	*†	16,660	155,105
Glatfelter		1,740	25,943
International Paper Company		19,016	692,182
Kimberly-Clark Corporation		17,952	1,229,532
MeadWestvaco Corporation		6,398	197,314
Neenah Paper, Inc.		652	25,910
Packaging Corporation of America		4,339	105,872
Pactiv Corporation	*	6,523	220,086
Playtex Products, Inc.	*	2,449	33,233
Pope & Talbot, Inc.	*†	894	6,035
Rock-Tenn Company Class A		1,450	48,140
Schweitzer-Mauduit International, Inc.		724	17,991
Smurfit-Stone Container Corporation	*	10,013	112,746
United Stationers, Inc.	*	1,278	76,578
Universal Forest Products, Inc.		1,121	55,546
Wausau Paper Corporation		1,903	27,327
Weyerhaeuser Company		8,921	666,756
			4,000,841
Health Care Providers—0.6%
Alliance Imaging, Inc.	*	1,429	12,475
Amedisys, Inc.	*†	1,698	55,066
Amsurg Corporation	*†	1,423	34,849
Apria Healthcare Group, Inc.	*	2,101	67,757
Brookdale Senior Living, Inc.	†	2,200	98,252
Community Health Systems, Inc.	*	4,282	150,941
Covance, Inc.	*	2,839	168,466
Coventry Health Care, Inc.	*	6,568	368,136
Cross Country Healthcare, Inc.	*	1,339	24,410
CryoLife, Inc.	*	937	7,880
DaVita, Inc.	*	4,290	228,743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Edwards Lifesciences Corporation	*†	2,575	$130,553
Enzo Biochem, Inc.	*†	1,353	20,403
Enzon Pharmaceuticals, Inc.	*†	1,765	14,385
Express Scripts, Inc.	*	4,478	361,464
Genesis HealthCare Corporation	*	975	61,532
Health Management Associates, Inc. Class A		9,953	108,189
Healthways, Inc.	*†	1,362	63,674
Hooper Holmes, Inc.	*	1,959	8,757
Immunomedics, Inc.	*†	2,141	9,806
Interleukin Genetics, Inc.	*†	2,825	12,374
Kindred Healthcare, Inc.	*	1,800	59,004
Laboratory Corporation of America Holdings	*†	4,851	352,328
LCA-Vision, Inc.	†	616	25,373
LifePoint Hospitals, Inc.	*	2,149	82,135
Lincare Holdings, Inc.	*	4,169	152,794
Manor Care, Inc.	†	3,698	201,023
Matria Healthcare, Inc.	*†	870	22,933
National Healthcare Corporation		431	21,972
NovaMed, Inc.	*	1,250	8,100
Odyssey HealthCare, Inc.	*	1,593	20,916
Pediatrix Medical Group, Inc.	*	2,182	124,505
Psychemedics Corporation		302	5,119
Psychiatric Solutions, Inc.	*	2,662	107,305
RehabCare Group, Inc.	*	739	11,728
Sierra Health Services, Inc.	*	2,474	101,855
Sunrise Senior Living, Inc.	*†	1,950	77,064
Symbion, Inc.	*†	1,415	27,748
Tenet Healthcare Corporation	*†	19,289	124,028
Triad Hospitals, Inc.	*	3,297	172,268
U.S. Physical Therapy, Inc.	*	1,300	18,096
United Surgical Partners International, Inc.	*	1,912	58,909
Universal Health Services, Inc. Class B		2,373	135,878
VCA Antech, Inc.	*†	3,442	124,979
VistaCare, Inc. Class A	*†	1,341	11,667
			4,055,839
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	19,073
Centex Corporation	†	4,760	198,873
Foster Wheeler Ltd. (Bermuda)	*	2,911	169,973
Granite Construction, Inc.		1,889	104,386
Hovnanian Enterprises, Inc.	*†	1,478	37,186
Lennar Corporation Class A	†	5,675	239,542
Levitt Corporation Class A		763	7,104
M/I Homes, Inc.	†	610	16,196
McDermott International, Inc.	*	4,138	202,679
McGrath Rentcorp	†	916	29,010
WCI Communities, Inc.	*†	1,921	40,994
			1,065,016
Heavy Machinery—2.0%
Ablest, Inc.	*	850	6,277
Actuant Corporation Class A	†	1,011	51,318
Agco Corporation	*	3,068	113,424
American Standard Companies, Inc.		7,063	374,480
Ampco-Pittsburgh Corporation		613	17,710
Applied Industrial Technologies, Inc.		2,056	50,434
Applied Materials, Inc.		60,862	1,114,992
Astec Industries, Inc.	*	821	33,045
Asyst Technologies, Inc.	*	1,782	$12,527
Axcelis Technologies, Inc.	*	4,095	31,286
Black & Decker Corporation		3,225	263,225
Briggs & Stratton Corporation		1,822	56,209
Brooks Automation, Inc.	*	3,103	53,216
Cameron International Corporation	*	3,466	217,630
Caterpillar, Inc.		25,568	1,713,823
Cummins, Inc.	†	1,755	253,984
Curtiss-Wright Corporation		2,112	81,396
Deere & Company		9,130	991,883
Donaldson Company, Inc.		3,810	137,541
Dover Corporation		7,805	380,962
Dril-Quip, Inc.	*	1,976	85,521
Dycom Industries, Inc.	*	2,076	54,101
Eaton Corporation		5,791	483,896
Electroglas, Inc.	*	1,990	4,219
EnPro Industries, Inc.	*†	981	35,365
Entegris, Inc.	*†	5,738	61,397
Flow International Corporation	*†	2,200	23,628
Flowserve Corporation		2,375	135,826
FMC Technologies, Inc.	*	2,695	188,003
Gardner Denver, Inc.	*	1,836	63,985
Graco, Inc.		2,883	112,898
Grant Prideco, Inc.	*	4,753	236,890
Hurco Companies, Inc.	*	300	12,855
Hydril	*	1,094	105,287
Idex Corporation		2,203	112,089
Ingersoll-Rand Company Class A (Bermuda)		13,496	585,322
Insituform Technologies, Inc. Class A	*†	1,223	25,426
Intermec, Inc.	*†	2,374	53,035
Joy Global, Inc.		4,599	197,297
Kadant, Inc.	*	721	18,285
Kaydon Corporation		1,422	60,520
Kennametal, Inc.		1,598	108,041
Knight Transportation, Inc.	†	3,879	69,124
Kulicke and Soffa Industries, Inc.	*	2,008	18,574
Lam Research Corporation	*	5,335	252,559
Layne Christensen Company	*	510	18,574
Lennox International, Inc.		2,437	87,001
Lindsay Corporation	†	808	25,686
Lufkin Industries, Inc.		1,000	56,180
Manitowoc Company		2,522	160,223
Matrix Service Company	*	468	9,468
Middleby Corporation	*	468	61,701
Modine Manufacturing Company		1,208	27,663
NACCO Industries, Inc. Class A		309	42,460
NATCO Group, Inc. Class A	*	900	30,708
National-Oilwell Varco, Inc.	*	7,090	551,531
Nordson Corporation		1,522	70,712
Oil States International, Inc.	*†	2,026	65,014
Pall Corporation		5,186	197,068
Paragon Technologies, Inc.	*	1,800	10,296
Parker Hannifin Corporation		5,221	450,625
Pentair, Inc.		3,618	112,737
Robbins & Myers, Inc.	†	868	32,368
Rockwell Automation, Inc.		6,047	362,034
Sauer-Danfoss, Inc.		1,531	46,083
Semitool, Inc.	*	1,060	13,780
SPX Corporation		2,157	151,421
Standex International Corporation		724	20,641
Stanley Works (The)	†	3,365	186,286
Tecumseh Products Company Class A	*	712	7,170
Tennant Company		1,280	40,307

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Terex Corporation	*	4,124	$295,938
Timken Company		3,702	112,208
Toro Company		2,550	130,662
TurboChef Technologies, Inc.	*†	993	15,113
Ultratech, Inc.	*	971	13,215
Varian Medical Systems, Inc.	*	5,512	262,867
Watsco, Inc.	†	553	28,242
Willis Lease Finance Corporation	*	1,234	12,723
WJ Communications, Inc.	*	1,509	2,611
Woodward Governor Company		1,224	50,392
WW Grainger, Inc.		3,286	253,811
			13,075,024
Home Construction, Furnishings & Appliances—0.6%
American Technology Corporation	*	3,686	14,670
Bassett Furniture Industries, Inc.		1,139	16,766
Beazer Homes USA, Inc.	†	1,494	43,371
Brookfield Homes Corporation	†	1,218	39,098
Dominion Homes, Inc.	*†	650	2,906
DR Horton, Inc.		11,522	253,484
DTS, Inc.	*	755	18,294
Ethan Allen Interiors, Inc.	†	1,551	54,812
Fossil, Inc.	*	3,154	83,486
Furniture Brands International, Inc.	†	2,341	36,941
Gemstar-TV Guide International, Inc.	*	16,221	67,966
Harman International Industries, Inc.		2,728	262,106
Helen of Troy Ltd.	*	1,333	30,272
Herman Miller, Inc.		3,155	105,661
HNI Corporation		2,512	115,376
Jarden Corporation	*	1,771	67,829
Johnson Controls, Inc.		7,517	711,259
KB Home		3,248	138,592
Kimball International, Inc. Class B		1,500	28,920
Kinetic Concepts, Inc.	*	2,200	111,408
La-Z-Boy, Inc.	†	2,404	29,762
Leggett & Platt, Inc.	†	8,763	198,657
Masco Corporation		15,650	428,810
MDC Holdings, Inc.	†	1,091	52,444
Meritage Homes Corporation	*†	1,300	41,756
Movado Group, Inc.		1,678	49,417
National Presto Industries, Inc.		535	32,977
NVR, Inc.	*	262	174,230
Palm Harbor Homes, Inc.	*†	1,181	16,936
Parkervision, Inc.	*†	1,052	13,897
Pulte Homes, Inc.		8,898	235,441
Ryland Group, Inc.	†	1,852	78,136
Salton, Inc.	*	701	1,682
Select Comfort Corporation	*†	2,104	37,451
Skyline Corporation		720	24,293
Standard-Pacific Corporation	†	2,568	53,594
Steelcase, Inc. Class A		1,992	39,621
Technical Olympic USA, Inc.	†	1,793	7,154
Tempur-Pedic International, Inc.	†	1,346	34,983
Toll Brothers, Inc.	*†	4,132	113,134
Virco Manufacturing Corporation	*	799	5,393
Walter Industries, Inc.		1,640	40,590
Whirlpool Corporation	†	2,980	253,032
			4,166,607
Household Products—0.4%
Apogee Enterprises, Inc.		1,250	$25,050
Charles & Colvard Ltd.	†	1,843	11,574
Ferro Corporation		1,818	39,287
Fortune Brands, Inc.	†	6,052	477,019
Gentex Corporation	†	6,594	107,153
Illinois Tool Works, Inc.		19,385	1,000,266
Kronos Worldwide, Inc.		1,131	36,656
Newell Rubbermaid, Inc.		11,388	354,053
Rohm & Haas Company	†	6,241	322,785
RPM, Inc.		4,832	111,619
Snap-On, Inc.		2,419	116,354
Valspar Corporation		3,724	103,639
			2,705,455
Industrial—Diversified—0.4%
Blyth, Inc.		1,839	38,821
Roper Industries, Inc.		2,980	163,542
Russ Berrie & Company, Inc.	*	1,156	16,300
Tyco International Ltd. (Bermuda)		78,983	2,491,914
			2,710,577
Insurance—5.5%
21st Century Insurance Group		310	6,572
ACE Ltd. (Cayman Islands)		13,100	747,486
Aflac, Inc.		19,543	919,694
Aetna, Inc.		21,283	931,983
Alfa Corporation		1,928	35,629
Alleghany Corporation	*	148	55,255
Allstate Corporation (The)		25,605	1,537,836
AMBAC Financial Group, Inc.		4,045	349,448
American Equity Investment Life Holding Company		4,302	56,485
American Financial Group, Inc.		2,425	82,547
American Independence Corporation	*	430	4,506
American International Group, Inc.		89,105	5,989,638
American National Insurance		945	120,894
American Physicians Capital, Inc.	*	1,290	51,703
Amerigroup Corporation	*	1,950	59,280
AON Corporation		10,312	391,444
Arch Capital Group Ltd. (Bermuda)	*	1,428	97,404
Argonaut Group, Inc.	*	1,387	44,883
Arthur J. Gallagher & Company	†	3,230	91,506
Assurant, Inc.		4,146	222,350
Axis Capital Holdings Ltd. (Bermuda)		5,691	192,697
Baldwin & Lyons, Inc. Class B		945	24,050
Bristol West Holdings, Inc.		1,365	30,262
Brown & Brown, Inc.	†	5,036	136,073
Centene Corporation	*	1,972	41,392
Chubb Corporation		16,343	844,443
Cigna Corporation		4,287	611,583
Cincinnati Financial Corporation		6,788	287,811
CNA Financial Corporation	*	1,422	61,274
CNA Surety Corporation	*	1,486	31,355
Commerce Group, Inc.		3,086	92,703
Conseco, Inc.	*†	6,600	114,180
Covanta Holding Corporation	*	2,954	65,520
Crawford & Company Class B		1,891	10,968
Delphi Financial Group, Inc. Class A		1,945	78,247
Donegal Group, Inc. Class B		758	13,318
EMC Insurance Group, Inc.		341	8,798
Employers Holdings, Inc.	*	2,770	55,455

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Erie Indemnity Company Class A	1,023	$53,984
Everest Re Group Ltd. (Bermuda)	2,000	192,340
FBL Financial Group, Inc. Class A	1,275	49,891
Fidelity National Financial Inc.	8,236	197,746
First American Corporation	3,159	160,224
GAINSCO, INC. *	157	1,044
Genworth Financial, Inc. Class A	15,900	555,546
Great American Financial Resources, Inc.	1,717	42,032
Hanover Insurance Group (The), Inc.	2,346	108,198
Harleysville Group, Inc.	1,351	43,894
Hartford Financial Services Group, Inc.	12,039	1,150,688
HCC Insurance Holdings, Inc. †	3,999	123,169
Health Net, Inc. *	4,879	262,539
HealthExtras, Inc. *	1,864	53,646
Healthspring, Inc. *	2,400	56,520
Hilb Rogal & Hobbs Company	1,604	78,676
Horace Mann Educators Corporation	2,000	41,100
Humana, Inc. *	6,683	387,748
Independence Holding Company	961	20,796
Infinity Property & Casualty Corporation	810	37,957
Kansas City Life Insurance Company	902	40,590
Landamerica Financial Group, Inc.	845	62,454
Leucadia National Corporation	6,084	178,991
Lincoln National Corporation	10,899	738,843
Loews Corporation	18,378	834,913
MBIA, Inc.	5,147	337,077
MGIC Investment Corporation †	4,084	240,629
Markel Corporation *	412	199,750
Marsh & McLennan Companies, Inc.	21,504	629,852
Mercury General Corporation	1,109	58,821
Metlife, Inc.	18,197	1,149,141
National Financial Partners Corporation	1,495	70,130
Nationwide Financial Services Class A	2,414	130,018
Navigators Group, Inc. *	938	47,059
Odyssey Re Holdings Corporation †	505	19,852
Ohio Casualty Corporation	2,335	69,933
Old Republic International Corporation	9,191	203,305
PMI Group, Inc. (The)	3,929	177,669
PartnerRe Ltd. (Bermuda) †	2,300	157,642
Philadelphia Consolidated Holding Corporation *	2,562	112,702
Phoenix Companies, Inc. (The)	4,217	58,532
PMA Capital Corporation Class A *	1,826	17,146
Presidential Life Corporation	1,144	22,560
ProAssurance Corporation *	1,647	84,244
Progressive Corporation (The)	28,252	616,459
Protective Life Corporation	3,130	137,845
Prudential Financial, Inc. †	18,979	1,713,045
Radian Group, Inc.	3,844	210,959
Reinsurance Group of America, Inc.	1,440	83,117
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	145,406
RLI Corporation †	1,164	63,939
Safeco Corporation	4,453	295,813
Safety Insurance Group, Inc.	850	$34,102
Scottish Re Group Ltd.	2,910	11,698
Selective Insurance Group	2,122	54,026
Stancorp Financial Group, Inc.	2,460	120,958
State Auto Financial Corporation	488	15,679
Stewart Information Services Corporation	1,239	51,778
Torchmark Corporation	3,778	247,799
Tower Group, Inc.	1,736	55,934
Transatlantic Holdings, Inc.	1,167	75,995
Travelers Cos., Inc. (The)	27,939	1,446,402
Triad Guaranty, Inc. *†	692	28,656
United American Healthcare Corporation *†	4,251	21,595
United Fire & Casualty Company	1,250	43,913
UnitedHealth Group, Inc.	52,588	2,785,586
Unitrin, Inc.	1,906	89,715
Universal American Financial Corporation *	1,812	35,117
UnumProvident Corporation	13,588	312,932
USI Holdings Corporation *	1,550	26,118
WellCare Health Plans, Inc. *	1,500	127,875
WellPoint, Inc. *	24,176	1,960,674
Wesco Financial Corporation	187	86,020
White Mountains Insurance Group Ltd.	300	169,950
WR Berkley Corporation	7,560	250,387
XL Capital Ltd. Class A (Cayman Islands)	7,300	510,708
Zenith National Insurance Corporation	1,498	70,810
		35,657,273
Lodging—0.6%
Ameristar Casinos, Inc.	300	9,633
Boyd Gaming Corporation	2,619	124,769
Choice Hotels International, Inc.	1,616	57,255
Empire Resorts, Inc. *	582	5,465
Hilton Hotels Corporation	14,441	519,298
International Leisure Hosts Ltd. *	1,200	8,400
Isle of Capri Casinos, Inc. *	1,250	32,025
Las Vegas Sands Corporation *	4,070	352,503
MGM MIRAGE *	5,184	360,392
Marcus Corporation	1,505	35,006
Marriott International, Inc. Class A	13,654	668,500
Morgans Hotel Group Company *	2,300	48,323
Starwood Hotels & Resorts Worldwide, Inc.	8,391	544,156
Station Casinos, Inc.	1,628	140,936
Trump Entertainment Resorts, Inc. *	1,600	28,912
Vail Resorts, Inc. *†	1,491	81,006
Wyndham Worldwide Corporation *	8,848	302,159
Wynn Resorts Ltd. †	2,554	242,272
		3,561,010
Media—Broadcasting & Publishing—2.0%
4Kids Entertainment, Inc. *	605	11,447
Acme Communications, Inc.	1,200	6,840
American Greetings Corporation Class A	2,760	64,060
Beasley Broadcasting Group, Inc. Class A	1,150	9,741
Belo Corporation Class A	4,721	88,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cablevision Systems Corporation Class A		9,044	$275,209
CBS Corporation Class B		26,582	813,143
Charter Communications, Inc. Class A	*†	11,237	31,351
Citadel Broadcasting Corporation		1,025	9,748
Clear Channel Communications, Inc.		18,523	649,046
Comcast Corporation Class A	*	116,370	3,019,802
COX Radio, Inc. Class A	*	1,752	23,915
Crown Media Holdings, Inc.	*†	5,899	31,442
Cumulus Media, Inc. Class A	*†	2,174	20,392
DIRECTV Group (The), Inc.	*	33,457	771,853
Dow Jones & Company, Inc.	†	1,884	64,941
EchoStar Communications Corporation Class A	*	9,386	407,634
Emmis Communications Corporation Class A	†	1,175	9,917
Entercom Communications Corporation	†	2,183	61,517
Entravision Communications Corporation Class A	*	2,852	26,638
EW Scripps Company Class A		3,612	161,384
Gannett Company, Inc.		9,201	517,924
Gray Television, Inc.		1,838	19,152
Handleman Company	†	1,657	11,549
Harte-Hanks, Inc.		3,119	86,053
Hearst-Argyle Television, Inc.		2,184	59,383
IAC/InterActiveCorp	*†	9,431	355,643
Idearc, Inc.		5,663	198,771
ION Media Networks, Inc.	*	2,670	3,551
John Wiley & Sons Class A		2,491	94,060
Journal Communications, Inc. Class A		3,900	51,129
Journal Register Company		1,817	10,829
Lee Enterprises, Inc.		1,973	59,289
Liberty Global, Inc. Class C	*	762	23,348
Liberty Global, Inc. Class A	*	15,937	524,805
Liberty Media Corporation Interactive Class A	*	27,258	649,286
Liberty Media Holdings Corporation Capital Class A	*	5,451	602,826
LIN TV Corporation Class A	*	1,419	22,562
Lodgenet Entertainment Corporation	*	1,250	38,400
McClatchy Company Class A		2,444	77,255
McGraw-Hill Companies, Inc. (The)		14,260	896,669
Media General, Inc. Class A		952	36,328
Mediacom Communications Corporation	*	3,433	27,945
Meredith Corporation		2,083	119,543
New York Times Company Class A	†	5,682	133,584
Playboy Enterprises, Inc. Class B	*	1,251	12,873
Primedia, Inc.	*	8,853	23,549
Radio One, Inc. Class A	*	4,327	27,996
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	1,600	5,152
RH Donnelley Corporation		2,471	175,169
Salem Communications Corporation Class A		850	10,625
Scholastic Corporation	*	1,845	57,380
Sinclair Broadcast Group, Inc. Class A		2,049	31,657
Spanish Broadcasting System, Inc. Class A	*	1,300	$5,200
Speedus Corporation	*	4,207	5,175
Sun-Times Media Group, Inc. Class A		3,613	17,920
Time Warner Cable, Inc. Class A	*	4,450	166,742
Tivo, Inc.	*†	2,696	17,120
Tribune Company		5,888	189,064
Triple Crown Media, Inc.	*	183	1,535
Viacom, Inc. Class B	*	25,894	1,064,502
Washington Post Class B		258	196,983
Worldgate Communications	*	3,160	2,212
Young Broadcasting, Inc. Class A	*	831	3,357
			13,192,256
Medical Supplies—3.3%
Abaxis, Inc.	*†	749	18,253
Abiomed, Inc.	*†	886	12,103
Advanced Medical Optics, Inc.	*†	2,304	85,709
Align Technology, Inc.	*†	2,449	38,841
Allergan, Inc.		5,964	660,930
American Medical Systems Holdings, Inc.	*	3,000	63,510
Applera Corporation—Applied Biosystems Group		6,991	206,724
Arrow International, Inc.		1,305	41,969
ArthoCare Corporation	*†	851	30,670
Avigen, Inc.	*	1,009	6,548
Axsys Technologies, Inc.	*	883	13,934
Bausch & Lomb, Inc.	†	2,176	111,324
Baxter International, Inc.		25,124	1,323,281
Beckman Coulter, Inc.		2,512	160,492
Becton Dickinson & Company		8,917	685,628
Bioject Medical Technologies, Inc.	*	4,490	5,478
Biolase Technology, Inc.	*†	765	7,443
Biomet, Inc.		10,108	429,489
Bio-Rad Laboratories, Inc. Class A	*	88	6,146
Biosite, Inc.	*	725	60,878
BioVeris Corporation	*	1,071	14,234
Boston Scientific Corporation	*	53,540	778,472
Bruker BioSciences Corporation	*	1,667	17,537
Cardiodynamics International Corporation	*	1,872	1,591
Cepheid, Inc.	*	6,129	72,813
Cerus Corporation	*	1,010	6,818
Chindex International, Inc.	*	548	9,546
Clarient, Inc.	*	3,308	7,311
Coherent, Inc.	*	1,348	42,786
Conceptus, Inc.	*	1,047	20,940
Conmed Corporation	*	1,362	39,811
Cooper Companies, Inc.		1,627	79,105
CR Bard, Inc.		3,904	310,407
Cyberonics, Inc.	*†	956	17,954
Dade Behring Holdings, Inc.		3,120	136,812
Datascope Corporation		556	20,122
Dentsply International, Inc.		5,668	185,627
DJO, Inc.	*	729	27,629
EP Medsystems, Inc.	*	5,240	9,275
ev3, Inc.	*†	785	15,465
Excel Technology, Inc.	*	562	15,359
Faro Technologies, Inc.	*	453	13,078
FEI Company	*†	1,368	49,330
Haemonetics Corporation	*	1,157	54,090

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hanger Orthopedic Group, Inc.	*	1,083	$12,639
HealthTronics Surgical Services, Inc.	*	2,529	13,631
Hillenbrand Industries, Inc.		2,596	154,125
Hologic, Inc.	*†	2,692	155,167
ICU Medical, Inc.	*	605	23,716
II-VI, Inc.	*	682	23,086
Illumina, Inc.	*†	1,626	47,642
Input/Output, Inc.	*†	2,427	33,444
Integra LifeSciences Holdings Corporation	*†	1,190	54,240
Intest Corporation	*	950	4,275
Intuitive Surgical, Inc.	*†	1,610	195,728
Invacare Corporation		1,333	23,248
Johnson & Johnson		116,267	7,006,249
Kla-Tencor Corporation		7,679	409,444
Kensey Nash Corporation	*	866	26,413
Kopin Corporation	*	2,431	8,217
Kyphon, Inc.	*†	1,594	71,953
L-1 Identity Solutions, Inc.	*†	1,637	27,027
Meade Instruments Corporation	*	1,640	4,034
Mechanical Technology, Inc.	*	957	1,483
Medtronic, Inc.		45,099	2,212,557
Medwave, Inc.	*	2,500	675
Mentor Corporation	†	1,961	90,206
Merit Medical Systems, Inc.	*	2,519	31,613
Mesa Laboratories, Inc.		1,200	22,746
Mettler-Toledo International, Inc.	*	700	62,699
Microtek Medical Holdings, Inc.	*	1,250	5,950
Millipore Corporation	*†	2,026	146,824
Nanogen, Inc.	*	950	1,216
Newport Corporation	*	1,614	26,421
NuVasive, Inc.	*	2,111	50,136
Nyer Medical Group, Inc.	*	2,532	5,343
Oakley, Inc.		2,900	58,406
Orthologic Corporation	*	1,516	2,365
Osteotech, Inc.	*	1,498	11,445
Owens & Minor, Inc.		1,623	59,613
OYO Geospace Corporation	*	550	39,006
PSS World Medical, Inc.	*	3,574	75,554
Palomar Medical Technologies, Inc.	*†	1,116	44,584
Patterson Cos., Inc.	*	5,546	196,828
PerkinElmer, Inc.		5,266	127,543
PolyMedica Corporation	†	960	40,637
Q-Med, Inc.	*	1,634	7,239
Resmed, Inc.	*†	3,034	152,823
Respironics, Inc.	*	3,060	128,489
Rofin-Sinar Technologies, Inc.	*	1,100	65,098
Somanetics Corporation	*	1,352	26,959
SonoSite, Inc.	*	1,264	35,721
Spectranetics Corporation	*	1,045	11,182
St. Jude Medical, Inc.	*	13,638	512,925
Staar Surgical Company	*	848	4,672
Steris Corporation		2,777	73,757
Stryker Corporation		10,806	716,654
Synovis Life Technologies, Inc.	*	346	4,678
Techne Corporation	*	1,736	99,126
Theragenics Corporation	*	1,492	9,340
Thermo Fisher Scientific, Inc.	*	15,692	733,601
Thoratec Corporation	*	2,306	48,195
Urologix, Inc.	*	1,050	3,182
Varian, Inc.	*	1,502	87,507
Ventana Medical Systems, Inc.	*	1,416	$59,330
Viasys Healthcare, Inc.	*†	1,380	46,906
Vital Signs, Inc.		634	32,955
Vivus, Inc.	*	1,400	7,182
Waters Corporation	*	5,040	292,320
Wright Medical Group, Inc.	*	1,309	29,178
Young Innovations, Inc.		677	18,428
Zimmer Holdings, Inc.	*	9,576	817,886
Zoll Medical Corporation	*	850	22,653
Zygo Corporation	*	967	15,482
			21,587,058
Metals—1.3%
AK Steel Holding Corporation	*	5,009	117,161
Alcoa, Inc.		35,208	1,193,551
Allegheny Technologies, Inc.		3,350	357,412
Ameron International Corporation		542	35,696
Aptargroup, Inc.	†	1,565	104,745
Brush Engineered Materials, Inc.	*	1,122	54,383
Carpenter Technology Corporation		941	113,635
Century Aluminum Company	*	865	40,551
Chaparral Steel Company		2,232	129,835
Circor International, Inc.		711	25,383
Cleveland-Cliffs, Inc.	†	2,036	130,324
Commercial Metals Company		4,080	127,908
Commscope, Inc.	*	2,612	112,055
Couer D’alene Mines Corporation	*	8,276	34,014
Crane Company		2,467	99,716
Danaher Corporation		9,574	684,062
Encore Wire Corporation	†	1,400	35,448
General Cable Corporation	*	1,382	73,840
Gibraltar Industries, Inc.		1,188	26,873
Griffon Corporation	*	1,288	31,878
Hecla Mining Company	*	4,124	37,363
Hubbell, Inc. Class B		2,078	100,243
International Aluminum Corporation		1,105	58,510
Ladish Company, Inc.	*	900	33,876
Lone Star Technologies, Inc.	*	1,337	88,282
Matthews International Corporation Class A	†	1,052	42,816
MAXXAM, Inc.	*	856	25,646
Meridian Gold, Inc. (Canada)	*	4,300	109,779
Mueller Industries, Inc.		1,592	47,919
Mueller Water Products, Inc. Class A	†	3,000	41,430
Mueller Water Products, Inc. Class B		2,710	36,287
NCI Building Systems, Inc.	*	1,232	58,816
Newmont Mining Corporation		16,091	675,661
Nucor Corporation		10,996	716,169
Optical Cable Corporation	*	240	1,277
Precision Castparts Corporation		5,136	534,401
Quanex Corporation		1,671	70,767
Reliance Steel & Aluminum Company	†	2,966	143,554
Royal Gold, Inc.	†	1,153	34,705
RTI International Metals, Inc.	*	1,363	124,047
Ryerson Inc.	†	1,471	58,281
Schnitzer Steel Industries, Inc. Class A		693	27,838
Shiloh Industries, Inc.		1,441	16,254
Simpson Manufacturing Company, Inc.	†	2,084	64,271
Southern Copper Corporation	†	2,900	207,814
Steel Dynamics, Inc.		4,040	174,528
Stillwater Mining Company	*	3,727	47,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sturm, Ruger & Company, Inc.	*	3,296	$44,331
Superior Essex, Inc.	*	1,617	56,061
Superior Telecom, Inc.	*‡d	2,013	—
Taser International, Inc.	*†	2,292	18,405
	Texas Industries, Inc.	1,116	84,291
Titanium Metals Corporation	*†	5,344	191,745
	Tredegar Corporation	1,606	36,601
	United States Steel Corporation	4,607	456,876
	Valmont Industries, Inc.	1,162	67,198
	Watts Water Technologies, Inc. Class A	1,225	46,587
Worthington Industries, Inc.	†	3,575	73,574
			8,181,969
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	12,863	851,402
Oil & Gas—9.5%
	Adams Resources & Energy, Inc.	1,462	53,597
	AGL Resources, Inc.	2,166	92,532
	Anadarko Petroleum Corporation	17,797	764,915
	Apache Corporation	12,742	900,859
	Apco Argentina, Inc. (Cayman Islands)	622	58,798
	Ashland, Inc.	2,848	186,829
Atlas America, Inc.	*	1,146	64,738
	Atmos Energy Corporation	2,732	85,457
ATP Oil & Gas Corporation	*†	685	25,756
Atwood Oceanics, Inc.	*†	1,662	97,543
	Baker Hughes, Inc.	13,494	892,358
Basic Energy Services, Inc.	*	1,600	37,280
	Berry Petroleum Company Class A	1,202	36,853
	BJ Services Company	11,495	320,711
Blue Dolphin Energy Company	*†	3,650	15,038
BP Prudhoe Bay Royalty Trust	†	1,105	73,460
	Buckeye Partners, LP	1,400	69,636
	Cabot Oil & Gas Corporation	2,274	153,086
Callon Petroleum Company	*	779	10,571
Carrizo Oil & Gas, Inc.	*	1,800	62,928
	Cascade Natural Gas Corporation	1,289	33,965
Chesapeake Energy Corporation	†	15,920	491,610
	Chesapeake Utilities Corporation	949	29,362
	Chevron Corporation	85,915	6,354,273
	Cimarex Energy Company	2,681	99,251
Clayton Williams Energy, Inc.	*	550	15,604
CNX Gas Corporation	*†	1,100	31,163
Complete Production Services, Inc.	*†	1,200	23,892
	ConocoPhillips	60,725	4,150,554
	Copano Energy LLC	1,200	82,176
	Cross Timbers Royalty Trust	575	24,127
	Crosstex Energy, Inc.	2,100	60,375
Dawson Geophysical Company	*	1,200	59,436
	Delta Natural Gas Company, Inc.	380	9,500
Delta Petroleum Corporation	*†	2,709	62,199
Denbury Resources, Inc.	*	4,466	133,042
	Devon Energy Corporation	16,306	1,128,701
	Diamond Offshore Drilling, Inc.	2,694	218,079
Dorchester Minerals, LP	†	2,200	48,422
	EOG Resources, Inc.	9,358	667,600
El Paso Corporation	†	25,233	365,122
Electro-Sensors, Inc.	*	2,581	13,937
	Enbridge Energy Partners, LP	1,775	99,205
Encore Acquisition Company	*†	2,062	$49,880
	Energen Corporation	2,644	134,553
Energy Partners Ltd.	*†	1,758	31,908
	Energy Transfer Equity, LP	4,960	182,032
	Energy Transfer Partners, LP	2,777	161,788
	ENSCO International, Inc.	5,990	325,856
Enterprise Products Partners, LP	†	8,400	267,120
	Equitable Resources, Inc.	5,624	271,752
EXCO Resources, Inc.	*	4,100	67,978
Exploration Company of Delaware, Inc. (The)	*	5,411	58,709
	Exxon Mobil Corporation	225,586	17,020,464
Forest Oil Corporation	*†	2,547	84,993
	Frontier Oil Corporation	4,576	149,361
FX Energy, Inc.	*	3,496	26,500
Giant Industries, Inc.	*	540	40,851
Global Industries Ltd.	*	2,539	46,438
	GlobalSantaFe Corporation	9,544	588,674
Grey Wolf, Inc.	*	5,192	34,786
	Halliburton Company	39,913	1,266,839
Hanover Compressor Company	*†	2,998	66,706
Headwaters, Inc.	*†	2,095	45,776
Helix Energy Solutions Group, Inc.	*	3,853	143,678
	Helmerich & Payne, Inc.	3,926	119,115
Hercules Offshore, Inc.	*†	2,300	60,398
	Hess Corporation	9,736	540,056
	Holly Corporation	1,972	116,940
Houston Exploration Company	*	1,352	72,940
	Hugoton Royalty Trust	1,669	42,025
Kinder Morgan Energy Partners, LP	†	5,150	271,302
Kinder Morgan Management LLC	*†	1,897	97,202
	Kinder Morgan, Inc.	4,214	448,580
	Laclede Group, Inc. (The)	1,025	31,857
Magellan Midstream Partners	†	2,000	93,600
	Marathon Oil Corporation	13,934	1,377,097
Mariner Energy, Inc.	*	3,261	62,383
	Markwest Energy Partners, LP	2,200	78,100
	Markwest Hydrocarbon, Inc.	1,182	73,284
McMoRan Exploration Company	*	1,059	14,519
	MDU Resources Group, Inc.	7,657	220,062
Meridian Resource Corporation	*	2,950	7,110
	Murphy Oil Corporation	7,770	414,918
Nabors Industries Ltd.	*†	12,168	361,025
	National Fuel Gas Company	4,022	173,992
	New Jersey Resources Corporation	1,121	56,106
Newfield Exploration Company	*	5,246	218,811
Newpark Resources, Inc.	*	3,484	24,562
Nicor, Inc.	†	1,828	88,512
	Noble Corporation (Cayman Islands)	5,552	436,831
Noble Energy, Inc.	†	6,772	403,950
	Northwest Natural Gas Company	1,183	54,028
	Occidental Petroleum Corporation	33,243	1,639,212
Oceaneering International, Inc.	*	2,232	94,012
ONEOK Partners, LP	†	1,650	111,375
	Oneok, Inc.	3,908	175,860
Parallel Petroleum Corporation	*	2,700	61,965
Parker Drilling Company	*	3,755	35,259
	Patterson-UTI Energy, Inc.	6,712	150,617
	Penn Virginia Corporation	300	22,020
Petrohawk Energy Corporation	*	10,735	141,380
Petroleum Development Corporation	*	1,250	66,963

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Piedmont Natural Gas Company	†	2,740	$72,281
Pioneer Drilling Company	*	2,700	34,263
Pioneer Natural Resources Company		5,801	250,081
Plains All American Pipeline, LP		3,917	225,658
Plains Exploration & Production Company	*	2,855	128,875
Pogo Producing Company	†	2,307	110,967
Pride International, Inc.	*	5,416	163,022
Questar Corporation		3,706	330,612
Quicksilver Resources, Inc.	*†	1,980	78,745
Range Resources Corporation		4,350	145,290
Resource America, Inc. Class A		1,287	30,412
Rosetta Resources, Inc.	*	3,400	69,836
Rowan Companies, Inc.		3,918	127,217
Schlumberger Ltd. (Netherland Antilles)		46,040	3,181,364
SEACOR Holdings, Inc.	*	983	96,727
SEMCO Energy, Inc.	*	5,450	41,529
Smith International, Inc.		8,020	385,361
South Jersey Industries, Inc.		2,014	76,633
Southern Union Company		3,367	102,323
Southwest Gas Corporation		1,252	48,665
Southwestern Energy Company	*	6,072	248,831
Spectra Energy Corp.		23,691	622,363
St. Mary Land & Exploration Company		2,262	82,970
Stone Energy Corporation	*	1,208	35,866
Sunoco Logistics Partners, LP	†	950	56,278
Sunoco, Inc.		5,812	409,397
Superior Energy Services, Inc.	*†	2,900	99,963
Swift Energy Company	*†	1,142	47,701
Syntroleum Corporation	*	1,246	3,888
TC Pipelines, LP	†	1,100	40,128
Teppco Partners, LP		2,500	111,000
Tesoro Petroleum Corporation		3,423	343,772
Tetra Technologies, Inc.	*	2,352	58,118
Tidewater, Inc.	†	2,430	142,349
Todco	*	2,002	80,741
Transocean, Inc. (Cayman Islands)	*	12,976	1,060,139
UGI Corporation		2,720	72,651
Ultra Petroleum Corporation	*	6,082	323,137
Unit Corporation	*	1,702	86,104
United Heritage Corporation	*	1,060	975
VAALCO Energy, Inc.	*	3,800	19,684
Valero Energy Corporation		23,922	1,542,730
Valero, LP		1,500	99,900
Vectren Corporation		3,706	105,992
Warren Resources, Inc.	*†	3,600	46,908
Wd-40 Company		949	30,093
Weatherford International Ltd. (Bermuda)	*	13,510	609,301
Western Refining, Inc.		2,500	97,550
WGL Holdings, Inc.	†	2,315	74,034
W-H Energy Services, Inc.	*	1,377	64,361
Whiting Petroleum Corporation	*†	1,242	48,947
Williams Companies, Inc.		24,207	688,931
Williams Partners, LP		1,275	60,856
XTO Energy, Inc.		15,020	823,246
			61,667,915
Pharmaceuticals—6.4%
Aastrom Biosciences, Inc.	*†	3,289	$4,539
Abbott Laboratories		60,081	3,352,520
Abraxis BioScience, Inc.	†	1,756	46,903
Accelrys, Inc.	*	1,145	7,305
Adams Respiratory Therapeutics, Inc.	*†	2,571	86,463
Adolor Corporation	*†	1,927	16,861
Advanced Magnetics, Inc.	*	834	50,265
Affymetrix, Inc.	*†	2,525	75,927
Albany Molecular Research, Inc.	*	1,371	13,504
Alexion Pharmaceuticals, Inc.	*†	1,108	47,910
Alfacell Corporation	*	4,295	6,013
Alkermes, Inc.	*	3,579	55,260
Allscripts Healthcare Solutions, Inc.	*†	2,300	61,663
Alnylam Pharmaceuticals, Inc.	*	2,390	43,020
Alpharma, Inc. Class A		2,463	59,309
Altus Pharmaceuticals, Inc.	*†	1,600	24,352
AmerisourceBergen Corporation		8,488	447,742
Amgen, Inc.	*	46,060	2,573,833
Amylin Pharmaceuticals, Inc.	*†	3,885	145,144
Antigenics, Inc.	*	1,707	3,807
Applera Corporation— Celera Group	*	3,028	42,998
Arena Pharmaceuticals, Inc.	*†	1,439	15,628
Ariad Pharmaceuticals, Inc.	*†	1,662	7,462
ArQule, Inc.	*	864	6,445
Array BioPharma, Inc.	*	4,333	55,029
Atherogenics, Inc.	*†	1,603	4,504
AVANIR Pharmaceuticals Class A	*	1,500	1,830
Avant Immunotherapeutics, Inc.	*	5,150	7,519
AVI BioPharma, Inc.	*†	2,400	6,432
Barr Pharmaceuticals, Inc.	*	4,174	193,465
Bentley Pharmaceuticals, Inc.	*	711	5,823
Biogen Idec, Inc.	*	13,260	588,479
BioMarin Pharmaceuticals, Inc.	*†	2,400	41,424
BioScrip, Inc.	*	1,095	3,427
Boston Life Sciences, Inc.	*	724	1,803
Bradley Pharmaceuticals, Inc.	*†	591	11,341
Bristol-Myers Squibb Company		80,248	2,227,684
Cambrex Corporation		1,258	30,947
Cardinal Health, Inc.		16,253	1,185,656
Celgene Corporation	*	13,412	703,594
Cell Genesys, Inc.	*†	1,642	6,896
Cell Therapeutics, Inc.	*†	1,391	2,212
Cephalon, Inc.	*†	2,347	167,130
Charles River Laboratories International, Inc.	*	2,755	127,446
Ciphergen Biosystems, Inc.	*	1,500	2,100
Collagenex Pharmaceuticals, Inc.	*	1,558	21,049
Columbia Laboratories, Inc.	*	1,819	2,437
Cubist Pharmaceuticals, Inc.	*†	1,762	38,887
CuraGen Corporation	*	1,768	5,445
CV Therapeutics, Inc.	*†	1,424	11,207
Cypress Bioscience, Inc.	*	1,560	11,856
Cytogen Corporation	*	755	1,570
CytRx Corporation	*†	4,200	19,698
DataTRAK International, Inc.	*	3,924	21,307
Dendreon Corporation	*†	1,879	24,295
Digene Corporation	*	725	30,747
Discovery Laboratories, Inc.	*	2,566	6,081
Diversa Corporation	*†	1,790	13,980
Durect Corporation	*	1,900	7,904
Eli Lilly & Company		37,735	2,026,747

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Emisphere Technologies, Inc.	*†	772	$2,470
Encysive Pharmaceuticals, Inc.	*	2,128	5,767
Endo Pharmaceuticals Holdings, Inc.	*	2,935	86,289
EntreMed, Inc.	*	1,390	2,085
EpiCept Corporation	*†	751	1,299
EPIX Pharmaceuticals, Inc.	*†	640	4,288
Exact Sciences Corporation	*	1,250	3,350
Exelixis, Inc.	*	2,695	26,788
Forest Laboratories, Inc.	*	12,889	663,010
Genaera Corporation	*	4,787	2,058
Gene Logic, Inc.	*	950	2,043
Genelabs Technologies	*	721	1,327
Genentech, Inc.	*	18,069	1,483,826
Gen-Probe, Inc.	*	1,849	87,051
Genta, Inc.	*	2,971	921
Genzyme Corporation	*	10,181	611,064
Geron Corporation	*†	1,370	9,590
Gilead Sciences, Inc.	*	17,410	1,331,865
GTC Biotherapeutics, Inc.	*	3,988	4,108
GTx, Inc.	*	200	4,080
Halozyme Therapeutics, Inc.	*	6,362	51,278
Hemispherx Biopharma, Inc.	*†	920	1,500
Henry Schein, Inc.	*†	3,652	201,517
Heska Corporation	*	4,462	7,407
Hi-Tech Pharmacal Company, Inc.	*	862	9,611
Hollis-Eden Pharmaceuticals	*	954	2,414
Hospira, Inc.	*	6,367	260,410
Human Genome Sciences, Inc.	*†	5,277	56,042
Idexx Laboratories, Inc.	*	1,568	137,404
ImClone Systems, Inc.	*†	3,034	123,696
Immtech Pharmaceuticals Inc.	*†	681	3,916
Immucor, Inc.	*	1,828	53,798
ImmunoGen, Inc.	*	1,323	6,337
Incyte Corporation	*	3,102	20,442
Indevus Pharmaceuticals, Inc.	*	5,716	40,412
Inspire Pharmaceuticals, Inc.	*	1,369	7,803
InterMune, Inc.	*†	1,586	39,111
Inverness Medical Innovations, Inc.	*	880	38,526
Invitrogen Corporation	*	2,122	135,065
Isis Pharmaceuticals, Inc.	*†	2,216	20,542
Keryx Biopharmaceuticals, Inc.	*	5,221	54,925
King Pharmaceuticals, Inc.	*	10,009	196,877
Kosan Biosciences, Inc.	*	2,000	11,000
KV Pharmaceutical Company Class A	*	2,179	53,887
Lexicon Genetics, Inc.	*	2,343	8,505
LifeCell Corporation	*	1,119	27,941
Ligand Pharmaceuticals, Inc. Class B	*	4,556	45,924
Luminex Corporation	*	1,070	14,680
MannKind Corporation	*†	4,492	64,236
Martek Biosciences Corporation	*†	1,148	23,672
Maxygen, Inc.	*	1,231	13,726
McKesson Corporation		11,391	666,829
Medarex, Inc.	*†	3,092	40,010
Medco Health Solutions, Inc.	*	11,402	826,987
Medicines Company	*†	2,018	50,611
Medicis Pharmaceutical Corporation Class A	†	2,422	74,646
Medifast, Inc.	*†	734	5,255
MedImmune, Inc.	*	10,273	373,834
Merck & Company, Inc.		86,025	3,799,724
Meridian Bioscience, Inc.		772	21,431
MGI Pharma, Inc.	*	2,665	$59,883
Millennium Pharmaceuticals, Inc.	*†	12,456	141,500
Monogram Biosciences, Inc.	*	2,414	4,683
Mylan Laboratories	†	8,108	171,403
Myriad Genetics, Inc.	*	1,210	41,697
Nabi Biopharmaceuticals	*	1,995	10,593
Nastech Pharmaceutical Company, Inc.	*	1,500	16,185
Natrol, Inc.	*	1,145	3,321
NBTY, Inc.	*	2,664	141,299
Nektar Therapeutics	*†	2,368	30,926
NeoPharm, Inc.	*†	964	1,639
Neose Technologies, Inc.	*	704	1,809
Neurobiological Technologies	*	3,136	6,836
Neurocrine Biosciences, Inc.	*†	1,479	18,488
Neurogen Corporation	*	1,872	12,168
Novavax, Inc.	*	1,550	4,015
Noven Pharmaceuticals, Inc.	*	1,350	31,320
NPS Pharmaceuticals, Inc.	*	1,660	5,627
Nu Skin Enterprises, Inc. Class A		3,018	49,857
Nuvelo, Inc.	*	1,150	4,232
Omnicare, Inc.		4,277	170,096
Onyx Pharmaceuticals, Inc.	*†	1,214	30,156
OraSure Technologies, Inc.	*	1,687	12,399
Oscient Pharmaceuticals Corporation	*	189	994
OSI Pharmaceuticals, Inc.	*†	2,729	90,057
Pain Therapeutics, Inc.	*	1,318	10,333
Palatin Technologies, Inc.	*	2,104	3,892
Panacos Pharmaceuticals, Inc.	*	157	727
Par Pharmaceutical Companies, Inc.	*	1,362	34,213
Parexel International Corporation	*	1,153	41,473
PDL BioPharma, Inc.	*	3,841	83,350
Penwest Pharmaceuticals Company	*†	930	9,374
Peregrine Pharmaceuticals, Inc.	*	9,115	8,933
Perrigo Company		2,922	51,603
Pfizer, Inc.		286,515	7,237,369
Pharmaceutical Product Development, Inc.		4,736	159,556
Pharmacopeia Drug Discovery, Inc.	*	572	3,255
Pharmacyclics, Inc.	*	1,700	4,522
PharmaNet Development Group, Inc.	*	576	14,976
Pharmion Corporation	*	2,212	58,153
Poniard Pharmaceuticals, Inc.	*	396	2,257
Pozen, Inc.	*	1,014	14,957
Progenics Pharmeceuticals, Inc.	*	793	18,778
Quest Diagnostics, Inc.		6,828	340,512
Ramtron International Corporation	*	1,920	5,146
Regeneration Technologies, Inc.	*	807	5,851
Regeneron Pharmaceuticals, Inc.	*	2,632	56,904
Rentech, Inc.	*†	7,800	24,492
Salix Pharmaceuticals Ltd.	*	2,346	29,560
Savient Pharmaceuticals, Inc.	*	1,389	16,696
Schering-Plough Corporation		57,447	1,465,473
Sciclone Pharmaceuticals, Inc.	*	1,700	4,641
Sciele Pharma, Inc.	*†	1,613	38,196
Sepracor, Inc.	*†	4,575	213,332
Sequenom, Inc.	*	614	2,272
SIGA Technologies, Inc.	*†	4,649	22,455
Sigma Aldrich Corporation		4,956	205,773
SuperGen, Inc.	*	1,338	7,894

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Symyx Technologies, Inc. *	1,374	$24,347
Tanox, Inc. *	1,721	32,286
Targeted Genetics Corporation *†	626	2,322
Telik, Inc. *†	1,748	9,492
Third Wave Technologies, Inc. *	1,227	6,258
Titan Pharmaceuticals, Inc. *	1,743	4,323
TorreyPines Therapeutics, Inc. *	347	2,415
Trimeris, Inc. *†	1,214	8,352
United Therapeutics Corporation *†	914	49,155
USANA Health Sciences, Inc. *†	593	27,794
Valeant Pharmaceuticals International	3,473	60,048
Vanda Pharmaceuticals, Inc. *†	2,507	61,071
Vertex Pharmaceuticals, Inc. *†	3,255	91,270
Vion Pharmaceuticals, Inc. *†	4,504	7,567
Viropharma, Inc. *	4,061	58,275
Watson Pharmaceuticals, Inc. *	4,480	118,406
Wyeth	52,091	2,606,113
Xenoport, Inc. *	2,399	66,836
XOMA Ltd. *	4,976	14,381
Zymogenetics, Inc. *†	2,343	36,457
		41,283,303
Real Estate—2.7%
Acadia Realty Trust REIT	1,318	34,360
Affordable Residential Communities *	1,180	14,313
Agree Realty Corporation REIT	814	27,790
Alesco Financial, Inc. REIT	4,213	36,695
Alexander’s, Inc. REIT *	161	66,284
Alexandria Real Estate Equities, Inc. REIT	802	80,497
AMB Property Corporation REIT	3,649	214,525
American Campus Communities, Inc. REIT	1,699	51,463
American Financial Realty Trust REIT	5,234	52,759
American Home Mortgage Investment Corporation REIT †	1,107	29,878
American Land Lease, Inc. REIT	1,828	45,700
American Mortgage Acceptance Corporation REIT	1,842	16,467
Annaly Capital Management Inc.	10,541	163,175
Anthracite Capital, Inc. REIT	1,100	13,200
Anworth Mortgage Asset Corporation REIT	834	8,148
Apartment Investment & Management Company REIT Class A	3,910	225,568
Archstone-Smith Trust REIT	7,979	433,100
Arizona Land Income Corporation REIT Class A †	1,050	9,030
Ashford Hospitality Trust, Inc. REIT	4,200	50,148
Avalonbay Communities, Inc. REIT	3,116	405,080
BioMed Realty Trust, Inc. REIT †	1,400	36,820
Boston Properties, Inc. REIT	4,700	551,780
Brandywine Realty Trust REIT	2,965	99,061
BRE Properties Class A †	2,433	153,644
Brookfield Properties Company (Canada)	5,006	201,742
BRT Realty Trust REIT	355	10,717
California Coastal Communities, Inc. *	267	$5,417
Camden Property Trust REIT	2,732	192,087
Capital Alliance Income Trust Ltd. REIT *	799	7,750
Capital Trust Class A †	523	23,833
CapitalSource, Inc. †	4,975	125,022
Capstead Mortgage Corporation REIT †	2,400	23,976
CB Richard Ellis Group, Inc. Class A *	6,900	235,842
CBL & Associates Properties, Inc. REIT †	2,548	114,252
Cedar Shopping Centers, Inc. REIT	583	9,445
Colonial Properties Trust REIT †	1,962	89,605
Corporate Office Properties Trust SBI MD REIT †	1,904	86,975
Cousins Properties, Inc. REIT	2,338	76,827
Crescent Real Estate EQT Company REIT	4,527	90,812
Crystal River Capital, Inc. REIT	2,219	59,558
Deerfield Triarc Capital Corporation REIT	3,120	46,769
Developers Diversified Realty Corporation REIT †	4,733	297,706
DiamondRock Hospitality Company REIT	3,930	74,670
Digital Realty Trust, Inc. REIT	2,000	79,800
Douglas Emmett, Inc. REIT	1,293	33,010
Duke Realty Corporation REIT	5,609	243,823
Eastgroup Properties, Inc. REIT	1,538	78,484
Entertainment Properties Trust REIT	749	45,127
Equity Inns, Inc. REIT	3,264	53,464
Equity Lifestyle Properties, Inc. REIT	1,140	61,571
Equity One, Inc. REIT	2,619	69,404
Equity Residential REIT	11,429	551,221
Essex Property Trust, Inc. REIT	807	104,490
Extra Space Storage, Inc. REIT †	3,500	66,290
Federal Realty Investment Trust REIT	1,810	164,022
FelCor Lodging Trust, Inc. REIT	3,135	81,416
Fieldstone Investment Corporation REIT	1,900	5,833
First Industrial Realty Trust, Inc. REIT †	1,599	72,435
First Potomac Realty Trust REIT	1,628	46,512
Forest City Enterprises, Inc. Class A	2,608	172,597
Franklin Street Properties Corporation REIT †	2,200	42,196
Friedman Billings Ramsey Group, Inc. Class A	6,080	33,562
General Growth Properties, Inc. REIT	8,744	564,600
Getty Realty Corporation REIT	1,747	50,209
Glimcher Realty Trust REIT	1,584	42,800
Gramercy Capital Corp., New York REIT	1,549	47,523
Grubb and Ellis Company *	652	7,661
Health Care Property Investors, Inc. REIT	7,664	276,134
Health Care REIT, Inc. †	1,824	80,074
Healthcare Realty Trust, Inc. REIT	1,881	70,161
Highland Hospitality Corporation REIT	4,200	74,760
Highwoods Properties, Inc. REIT	2,393	94,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
HMG Courtland Properties REIT *†	1,450	$17,973
Home Properties, Inc. REIT	1,390	73,406
Hospitality Properties Trust REIT	2,923	136,796
Host Hotels & Resorts Inc.	17,443	458,925
HRPT Properties Trust REIT	9,142	112,447
IMPAC Mortgage Holdings, Inc. REIT †	3,238	16,190
Inland Real Estate Corporation REIT †	4,700	86,198
Innkeepers USA Trust REIT	2,014	32,788
iStar Financial, Inc. REIT	4,331	202,821
Jones Lang Lasalle, Inc.	1,311	136,711
Kilroy Realty Corporation REIT	1,316	97,055
Kimco Realty Corporation REIT †	9,013	439,294
Kite Realty Group Trust REIT	2,654	52,947
KKR Financial Corporation REIT	3,300	90,519
Lexington Corporate Properties Trust REIT †	1,399	29,561
Liberty Property Trust REIT †	3,172	154,540
Longview Fibre Company	2,928	72,117
Macerich Company (The) REIT	2,360	217,970
Mack-Cali Realty Corporation REIT	2,488	118,503
Maguire Properties, Inc. REIT †	1,199	42,636
Medical Properties Trust, Inc. REIT †	3,172	46,597
MFA Mortgage Investments, Inc. REIT	4,149	31,947
Mid-America Apartment Communities, Inc. REIT	1,240	69,762
Mission West Properties REIT	1,417	20,490
Monmouth Capital Corporation	2,974	16,446
Monmouth Class A REIT	1,328	11,447
National Health Investors, Inc. REIT	2,097	65,720
National Retail Properties, Inc. REIT	2,356	56,992
Nationwide Health Properties, Inc. REIT	2,362	73,836
New Plan Excel Realty Trust REIT	4,341	143,383
Newcastle Investment Corporation REIT	754	20,908
NorthStar Realty Finance Corporation REIT	4,200	63,882
Novastar Financial, Inc. REIT †	771	3,855
Omega Healthcare Investors, Inc. REIT	4,100	70,315
Parkway Properties, Inc. REIT	986	51,519
Pennsylvania REIT	1,510	66,938
Plum Creek Timber Company, Inc. REIT	7,592	299,277
PMC Commercial Trust REIT	865	12,672
Post Properties, Inc. REIT	2,078	95,027
Potlatch Corporation	1,618	74,072
Prologis REIT	9,458	614,108
PS Business Parks, Inc. REIT	1,323	93,298
Public Storage, Inc. REIT	5,109	483,669
RAIT Financial Trust	991	27,689
Ramco-Gershenson Properties REIT †	1,275	45,530
Rayonier, Inc. REIT	3,336	143,448
Realogy Corporation *	8,072	239,012
Realty Income Corporation REIT †	4,138	116,692
Redwood Trust, Inc. REIT †	1,008	52,597
Regency Centers Corporation REIT	2,545	$212,635
Republic Property Trust REIT	3,200	36,768
Saul Centers, Inc. REIT	987	56,160
Senior Housing Properties Trust REIT	2,216	52,962
Simon Property Group, Inc. REIT	8,577	954,191
SL Green Realty Corporation REIT †	1,985	272,302
Sovran Self Storage, Inc. REIT	1,269	70,315
Spirit Finance Corporation REIT †	5,700	84,930
St. Joe Company (The) †	2,906	152,013
Stewart Enterprises, Inc. Class A	4,115	33,167
Sun Communities, Inc. REIT	1,061	32,912
Tanger Factory Outlet Centers REIT	2,200	88,858
Taubman Centers, Inc. REIT	2,083	120,793
Thornburg Mortgage, Inc. REIT †	4,059	105,534
UDR, Inc. REIT	4,883	149,517
United Capital Corporation *	690	23,536
U-Store-It Trust REIT	3,600	72,432
Ventas, Inc. REIT	3,213	135,364
Vornado Realty Trust REIT	5,255	627,132
W.P. Carey & Company LLC	1,592	53,125
Washington REIT †	1,834	68,628
Weingarten Realty Investors REIT	3,474	165,223
		17,175,191
Restaurants—0.7%
Applebee’s International, Inc.	3,613	89,530
Back Yard Burgers, Inc. *	1,698	9,407
Bob Evans Farms, Inc. †	1,465	54,132
Brinker International, Inc.	5,167	168,961
Burger King Holdings, Inc.	1,700	36,720
CEC Entertainment, Inc. *	1,614	67,046
CKE Restaurants, Inc.	1,945	36,683
California Pizza Kitchen, Inc. *	970	31,903
CBRL Group, Inc.	2,120	98,156
Cheesecake Factory (The) *	3,444	91,783
Chipotle Mexican Grill, Inc. Class A *†	900	55,890
Darden Restaurants, Inc.	5,104	210,234
IHOP Corporation	1,079	63,283
Jack in the Box, Inc. *	1,437	99,340
Krispy Kreme Doughnuts, Inc. *†	2,573	26,219
Landry’s Restaurants, Inc.	1,253	37,089
McDonald’s Corporation	47,837	2,155,057
Morton’s Restaurant Group, Inc. *	2,200	39,138
O’Charley’s, Inc. *	1,091	21,045
OSI Restaurant Partners, Inc.	2,790	110,205
Papa John’s International, Inc. *	1,610	47,334
PF Chang’s China Bistro, Inc. *†	1,089	45,607
Rare Hospitality International, Inc. *	1,475	44,383
Red Robin Gourmet Burgers, Inc. *	692	26,863
Ruby Tuesday, Inc.	2,816	80,538
Sonic Corporation *	3,730	83,104
Steak N Shake Company (The) *	1,267	21,248
Texas Roadhouse, Inc. Class A *	3,070	43,748
Triarc Companies Class B	2,886	49,610
Wendy’s International, Inc.	5,229	163,668
Yum! Brands, Inc.	10,588	611,563
		4,719,487

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Retailers—3.9%
1-800-FLOWERS.COM, Inc.	*	793	$6,170
99 Cents Only Stores	*	3,207	47,239
AC Moore Arts & Crafts, Inc.	*	876	18,694
Advance Auto Parts, Inc.		4,485	172,897
Alloy, Inc.	*	462	5,489
Amazon.Com, Inc.	*†	12,783	508,636
Autozone, Inc.	*	2,384	305,486
BJ’s Wholesale Club, Inc.	*	2,859	96,720
Barnes & Noble, Inc.	†	2,814	111,012
Bed Bath & Beyond, Inc.	*	10,895	437,652
Bell Microproducts, Inc.	*	1,146	7,334
Best Buy Company, Inc.		15,993	779,179
Big 5 Sporting Goods Corporation		1,071	27,760
Big Lots, Inc.	*†	4,853	151,802
Blair Corporation		306	12,849
Bluefly, Inc.	*	2,341	2,435
Bombay Company, Inc. (The)	*	1,080	1,318
Borders Group, Inc.	†	3,342	68,244
CSK Auto Corporation	*	1,990	34,228
CVS Corporation	†	62,250	2,125,215
Casey’s General Stores, Inc.		1,608	40,216
Cash America International, Inc.		685	28,085
Central Garden & Pet Company	*	615	9,084
Central Garden and Pet Co. Class A	*	1,230	18,081
Circuit City Stores, Inc.		6,139	113,756
CKX, Inc.	*†	1,800	19,980
Coldwater Creek, Inc.	*	1,528	30,988
Cost Plus, Inc./ California	*†	1,014	10,140
Costco Wholesale Corporation		18,694	1,006,485
Dick’s Sporting Goods, Inc.	*†	1,240	72,242
Dillard’s, Inc. Class A		3,454	113,049
Dollar General Corporation	†	13,983	295,740
Dollar Tree Stores, Inc.	*	4,830	184,699
Drugstore.Com, Inc.	*	3,800	9,804
eBay, Inc.	*	40,410	1,339,592
Family Dollar Stores, Inc.		6,556	194,189
Fastenal Company	†	5,638	197,612
Federated Department Stores		22,466	1,012,093
Foot Locker, Inc.		5,840	137,532
Fred’s, Inc.	†	1,781	26,181
GameStop Corporation Class A	*	3,780	123,115
GSI Commerce, Inc.	*	1,469	33,185
Guitar Center, Inc.	*	1,020	46,022
Hancock Fabrics, Inc.	*	631	1,073
Haverty Furniture Companies, Inc.		1,111	15,554
Hibbett Sports, Inc.	*	1,396	39,912
JC Penney Company, Inc.		7,928	651,364
Jo-Ann Stores, Inc.	*†	1,266	34,499
Kenneth Cole Productions, Inc. Class A		956	24,541
Kirkland’s, Inc.	*	833	4,140
Knoll, Inc.	†	2,701	64,365
K-Swiss, Inc. Class A		1,476	39,882
Longs Drug Stores Corporation		1,757	90,731
MarineMax, Inc.	*†	800	18,544
Marvel Entertainment, Inc.	*†	1,469	40,765
Men’s Wearhouse, Inc.		2,437	114,661
Movie Gallery, Inc.	*†	1,145	5,147
MSC Industrial Direct Company Class A		1,782	83,184
Nike, Inc. Class B		6,890	732,131
Nitches, Inc.	*†	2,850	15,077
Office Depot, Inc.	*	11,792	414,371
OfficeMax, Inc.		3,587	$189,178
O’Reilly Automotive, Inc.	*	4,772	157,953
Overstock.com, Inc.	*†	770	12,782
PC Connection, Inc.	*†	854	12,212
Petsmart, Inc.		5,983	197,200
Pier 1 Imports, Inc.		3,712	25,650
Priceline.com, Inc.	*†	1,548	82,446
RadioShack Corporation		6,811	184,101
Restoration Hardware, Inc.	*	314	2,060
Retail Ventures, Inc.	*†	1,372	28,881
Rite Aid Corporation	*	20,882	120,489
Saks, Inc.		5,811	121,101
School Specialty, Inc.	*†	854	30,838
Sears Holdings Corporation	*	3,979	716,857
Sharper Image Corporation	*†	648	7,160
Sherwin-Williams Company (The)		4,948	326,766
Stamps.com, Inc.	*	1,050	15,089
Staples, Inc.		29,867	771,763
Stein Mart, Inc.		1,261	20,580
Stride Rite Corporation		2,388	36,751
Systemax, Inc.	†	1,358	25,435
TJX Companies, Inc.		17,709	477,435
Target Corporation		30,307	1,795,993
Tiffany & Company		6,084	276,700
Tractor Supply Company	*†	1,549	79,774
Trans World Entertainment Corporation	*	1,932	10,974
Tuesday Morning Corporation		1,816	26,949
Tweeter Home Entertainment Group, Inc.	*†	1,128	1,827
Valuevision Media, Inc. Class A	*	1,741	21,519
Walgreen Company		39,470	1,811,278
Wal-Mart Stores, Inc.		100,947	4,739,462
Williams-Sonoma, Inc.	†	3,877	137,478
Zale Corporation	*	2,300	60,674
			24,897,525
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,208	45,602
Res-Care, Inc.	*	1,222	21,385
			66,987
Telephone Systems—3.3%
Adtran, Inc.	†	3,197	77,847
Alaska Communications Systems Group, Inc.		2,850	42,038
Alltel Corporation		14,709	911,958
AT&T, Inc.		246,594	9,723,201
Audiovox Corporation Class A	*	1,218	17,941
Brightpoint, Inc.	*	2,358	26,976
Centennial Communications Corporation	*	3,036	24,986
CenturyTel, Inc.		4,084	184,556
Cincinnati Bell, Inc.	*	9,266	43,550
Citizens Communications Company		12,478	186,546
Covad Communications Group, Inc.	*	13,040	16,561
D&E Communications, Inc.		1,712	22,804
Deltathree, Inc.	*	2,552	4,543
Dobson Communications Corporation Class A	*	3,916	33,638
Embarq Corporation		5,950	335,283
Equinix, Inc.	*†	622	53,262
Fairpoint Communications, Inc.		2,670	51,291

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
General Communication Class A	*	2,516	$35,224
Global Payments, Inc.		3,238	110,286
Harris Stratex Networks, Inc.	*	670	12,857
Hickory Tech Corporation		651	4,511
IDT Corporation Class B	†	4,800	54,480
Iowa Telecommunications Services, Inc.	†	2,702	54,040
iPCS, Inc.	*	700	34,293
j2 Global Communications, Inc.	*†	1,614	44,740
LCC International, Inc. Class A	*	1,000	4,210
Leap Wireless International, Inc.	*†	2,100	138,558
Level 3 Communications, Inc.	*†	41,949	255,889
Lightbridge, Inc.	*	1,288	22,630
Mastec, Inc.	*	2,049	22,559
NII Holdings, Inc. Class B	*†	4,900	363,482
Novatel Wireless, Inc.	*	1,358	21,782
NTELOS Holdings Corporation	*	2,700	51,894
PAETEC Holding Corp.	*	5,459	57,210
Qwest Communications International, Inc.	*†	62,767	564,275
RCN Corporation	*	2,597	66,353
Rural Cellular Corporation Class A	*	1,265	15,129
SAVVIS, Inc.	*	408	19,535
Sprint Nextel Corporation		115,766	2,194,923
SunCom Wireless Holdings, Inc. Class A	*	2,699	4,534
SureWest Communications		184	4,576
Telecommunication Systems, Inc.	*	1,200	4,464
Telephone & Data Systems, Inc.		3,518	209,743
Telephone & Data Systems, Inc.		1,018	56,906
Time Warner Telecom, Inc. Class A	*	1,928	40,045
US Cellular Corporation	*	680	49,946
Verizon Communications, Inc.		114,552	4,343,812
Virgin Media, Inc.	†	10,479	264,595
Windstream Corporation		15,208	223,406
Wireless Facilities, Inc.	*	2,398	3,117
			21,110,985
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A	†	1,437	51,646
Brown Shoe Company, Inc.		1,194	50,148
Coach, Inc.	*	15,372	769,369
Columbia Sportswear Company	†	652	40,626
CROCS, Inc.	*†	1,800	85,050
Culp, Inc.	*	888	6,287
Genesco, Inc.	*	921	38,249
Guess ?, Inc.		3,548	143,659
Gymboree Corporation	*	1,400	56,098
Hanesbrands, Inc.	*	4,099	120,470
Iconix Brand Group, Inc.	*†	2,737	55,835
Interface, Inc. Class A		3,357	53,678
Jones Apparel Group, Inc.		4,641	142,618
Kellwood Company	†	1,170	34,316
Liz Claiborne, Inc.		4,930	211,251
Mohawk Industries, Inc.	*†	2,460	201,843
Mothers Work, Inc.	*	600	19,884
Oxford Industries, Inc.		936	46,276
Phillips-Van Heusen Corporation		1,267	74,500
Polo Ralph Lauren Corporation		2,143	188,905
Quaker Fabric Corporation	*	2,550	$3,009
Quiksilver, Inc.	*	4,288	49,741
Skechers U.S.A., Inc. Class A	*†	1,935	64,958
Sport-Haley, Inc.		1,042	4,715
Steven Madden Ltd.		751	21,929
Tag-It Pacific, Inc.	*	1,334	1,801
Tarrant Apparel Group	*	1,106	2,057
Timberland Company Class A	*	2,970	77,309
VF Corporation		3,785	312,717
Warnaco Group, Inc. (The)	*	1,569	44,560
Wolverine World Wide, Inc.		2,589	73,968
			3,047,472
Transportation—1.6%
Alexander & Baldwin, Inc.	†	1,466	73,945
American Commercial Lines, Inc.	*	2,000	62,900
Arctic Cat, Inc.	†	1,857	36,193
Arkansas Best Corporation		903	32,102
Brunswick Corporation		3,797	120,934
Burlington Northern Santa Fe Corporation		14,190	1,141,302
CSX Corporation		17,764	711,448
Carnival Corporation		17,238	807,773
CH Robinson Worldwide, Inc.	†	7,150	341,413
Con-way, Inc.		2,160	107,654
Expedia, Inc.	*	12,018	278,577
Expeditors International Washington, Inc.		8,772	362,459
Fleetwood Enterprises, Inc.	*†	1,750	13,843
Florida East Coast Industries		423	26,518
Forward Air Corporation		1,431	47,051
Freightcar America, Inc.		900	43,353
GATX Corporation		1,766	84,415
General Maritime Corporation	†	1,897	54,785
Genesee & Wyoming, Inc. Class A	*	1,576	41,937
Gulfmark Offshore, Inc.	*	1,000	43,650
Heartland Express, Inc.		4,220	67,014
Horizon Lines, Inc. Class A		2,035	66,789
Hornbeck Offshore Services, Inc.	*	1,800	51,570
HUB Group, Inc. Class A	*	2,400	69,576
JB Hunt Transport Services, Inc.		3,964	104,015
Kansas City Southern	*†	2,513	89,413
Kirby Corporation	*	2,358	82,483
Laidlaw International, Inc.		3,900	134,940
Landstar System, Inc.	†	2,256	103,415
Norfolk Southern Corporation		16,102	814,761
Old Dominion Freight Line, Inc.	*	1,783	51,368
OMI Corporation		3,824	102,713
Overseas Shipholding Group		1,587	99,346
P.A.M. Transportation Services, Inc.	*	338	6,970
Pacer International, Inc.		1,664	44,828
Polaris Industries, Inc.	†	1,858	89,147
Quality Distribution, Inc.	*	93	804
Royal Caribbean Cruises Ltd.		4,300	181,288
Sabre Holdings Corporation		5,055	165,551
Saia, Inc.	*	1,662	39,473
Sirva, Inc.	*	517	1,846
Swift Transportation Company, Inc.	*	3,649	113,703
Thor Industries, Inc.	†	1,221	48,095
Trinity Industries, Inc.	†	3,051	127,898
UTI Worldwide, Inc. (Luxembourg)		2,208	54,273
Union Pacific Corporation		10,489	1,065,158

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
United Parcel Service, Inc. Class B	24,142	$1,692,354
Wabtec Corporation	1,737	59,909
Werner Enterprises, Inc.	2,915	52,966
West Marine, Inc. *†	803	14,623
YRC Worldwide, Inc. *	2,278	91,621
		10,120,162
Water Companies—0.0%
American States Water Company	500	18,435
Aqua America, Inc. †	4,329	97,186
California Water Service Group	965	36,979
Connecticut Water Service, Inc.	500	12,025
Pico Holdings, Inc. *	1,150	49,117
SJW Corporation	1,010	40,885
		254,627
TOTAL COMMON STOCKS
(Cost $401,153,403)		640,072,561

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.950%	06/14/2007	**
(Cost $371,133)			$375,000	371,133

		Shares	Value
RIGHTS—0.0%
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD
(Cost $—)	‡d	2,806	—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	540	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—8.5%
Institutional Money Market Funds—0.3%
BGI Institutional Money Market Fund		††	595,647	595,647
Reserve Primary Money Market Fund		††	1,354,834	1,354,834
				1,950,481
Bank & Certificate Deposits/ Offshore Time Deposits—7.9%
Abbey National PLC
5.270%	04/03/2007	††	397,098	397,098
Abbey National PLC
5.270%	04/26/2007	††	$397,098	$397,098
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	1,191,294	1,191,294
Bank of Montreal
5.400%	04/02/2007	††	397,098	397,098
Bank of Montreal
5.270%	04/11/2007	††	397,098	397,098
Bank of Montreal
5.270%	04/20/2007	††	595,647	595,647
Bank of Nova Scotia
5.280%	04/02/2007	††	595,647	595,647
Bank of Nova Scotia
5.280%	04/09/2007	††	397,098	397,098
Barclays
5.315%	04/23/2007	††	794,196	794,196
Barclays
5.310%	04/02/2007	††	992,745	992,745
Barclays
5.310%	04/09/2007	††	397,098	397,098
Barclays
5.300%	05/16/2007	††	595,647	595,647
Barclays
5.285%	05/07/2007	††	397,098	397,098
Barton Capital LLC
5.288%	04/12/2007	††	397,098	397,098
Barton Capital LLC
5.276%	04/11/2007	††	397,098	397,098
Barton Capital LLC
5.268%	04/05/2007	††	397,098	397,098
BNP Paribas
5.420%	04/02/2007	††	397,098	397,098
CAFCO Funding LLC
5.282%	04/17/2007	††	198,549	198,549
Calyon
5.305%	05/24/2007	††	595,647	595,647
Calyon
5.300%	05/17/2007	††	198,549	198,549
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	1,191,294	1,191,294
Charta LLC
5.296%	05/09/2007	††	397,098	397,098
CIESCO
5.279%	04/16/2007	††	595,647	595,647
Citigroup
5.310%	05/04/2007	††	397,098	397,098
Clipper Receivables Corporation
5.282%	04/04/2007	††	198,549	198,549
Compass Securitization Corporation
5.295%	04/17/2007	††	397,098	397,098
Compass Securitization Corporation
5.293%	04/25/2007	††	397,098	397,098
CRC Funding LLC
5.287%	04/25/2007	††	397,098	397,098
CRC Funding LLC
5.280%	04/17/2007	††	595,647	595,647
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	992,745	992,745
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	198,549	198,549
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	198,549	198,549
Den Danske Bank
5.285%	04/30/2007	††	397,098	397,098
Den Danske Bank
5.271%	04/10/2007	††	397,098	397,098
Deutsche Bank
5.300%	05/15/2007	††	397,098	397,098

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Deutsche Bank
5.280%	04/10/2007	††	$397,098	$397,098
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	397,098	397,098
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	397,098	397,098
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	397,098	397,098
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	397,098	397,098
First Tennessee National Corporation
5.310%	05/02/2007	††	397,098	397,098
Fortis Bank
5.300%	06/25/2007	††	397,098	397,098
Fortis Bank
5.270%	04/12/2007	††	397,098	397,098
Fortis Bank
5.270%	04/13/2007	††	794,196	794,196
Fortis Bank
5.270%	04/16/2007	††	397,098	397,098
Greyhawk Funding
5.282%	04/17/2007	††	198,549	198,549
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	198,549	198,549
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	595,647	595,647
Jupiter Securitization Corporation
5.292%	04/19/2007	††	397,098	397,098
Jupiter Securitization Corporation
5.275%	04/09/2007	††	397,098	397,098
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	397,098	397,098
Lexington Parker Capital Company
5.294%	04/17/2007	††	397,098	397,098
Lexington Parker Capital Company
5.289%	04/18/2007	††	198,549	198,549
Liberty Street Funding Corporation
5.289%	04/26/2007	††	397,098	397,098
Lloyds TSB Bank
5.270%	04/05/2007	††	397,098	397,098
Merrill Lynch & Company
5.428%	04/02/2007	††	7,375,341	7,375,341
Morgan Stanley & Company
5.428%	04/02/2007	††	4,368,077	4,368,077
Old Line Funding LLC
5.285%	04/23/2007	††	397,098	397,098
Paradigm Funding LLC
5.302%	04/25/2007	††	198,549	198,549
Paradigm Funding LLC
5.292%	04/16/2007	††	198,549	198,549
Paradigm Funding LLC
5.291%	04/24/2007	††	397,098	397,098
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	198,549	198,549
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	397,098	397,098
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	198,549	198,549
Rabobank Nederland
5.400%	04/02/2007	††	1,191,294	1,191,294
Rabobank Nederland
5.270%	04/10/2007	††	397,098	397,098
Ranger Funding Corporation
5.291%	05/01/2007	††	397,098	397,098
Ranger Funding Corporation
5.285%	04/12/2007	††	$397,098	$397,098
Regions Bank
5.300%	04/23/2007	††	397,098	397,098
Royal Bank of Scotland
5.310%	05/25/2007	††	595,647	595,647
Royal Bank of Scotland
5.300%	05/08/2007	††	198,549	198,549
Royal Bank of Scotland
5.300%	05/09/2007	††	198,549	198,549
Royal Bank of Scotland
5.285%	05/07/2007	††	397,098	397,098
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	397,098	397,098
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	397,098	397,098
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	397,098	397,098
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	397,098	397,098
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	198,549	198,549
Societe Generale
5.380%	04/02/2007	††	794,196	794,196
Societe Generale
5.310%	05/24/2007	††	397,098	397,098
Societe Generale
5.270%	04/05/2007	††	595,647	595,647
Svenska Handlesbanken
5.375%	04/02/2007	††	419,473	419,473
Swedbank AB
5.300%	05/11/2007	††	794,196	794,196
Three Pillars Funding LLC
5.296%	04/24/2007	††	193,753	193,753
UBS AG
5.285%	04/06/2007	††	1,191,285	1,191,285
Variable Funding Capital Company
5.278%	04/19/2007	††	397,098	397,098
Variable Funding Capital Company
5.278%	04/20/2007	††	198,549	198,549
Yorktown Capital LLC
5.297%	04/19/2007	††	397,098	397,098
Yorktown Capital LLC
5.296%	04/02/2007	††	397,098	397,098
Yorktown Capital LLC
5.286%	04/04/2007	††	397,098	397,098
Yorktown Capital LLC
5.285%	04/12/2007	††	397,098	397,098
				51,470,788
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	992,745	992,745
Bank of America
5.270%	05/08/2007	††	794,196	794,196
				1,786,941
TOTAL CASH EQUIVALENTS
(Cost $55,208,210)				55,208,210

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Face	Value
REPURCHASE AGREEMENTS—1.0%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $6,492,192 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.223% to 8.625% maturity dates ranging from 7/01/2033 to 11/25/2022 and an aggregate market value of $6,814,161.	$6,489,677	$6,489,677
TOTAL INVESTMENTS—108.4%
(Cost $463,222,423)		702,141,581
Other assets less liabilities—(8.4%)		(54,552,274)
NET ASSETS—100.0%		$647,589,307

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 03/31/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.6%
Advertising—0.4%
24/7 Real Media, Inc.	*	4,364	$35,043
Aquantive, Inc.	*†	3,727	104,021
Catalina Marketing Corporation		2,132	67,329
Clear Channel Outdoor Holdings, Inc. Class A	*	2,470	64,986
Getty Images, Inc.	*	2,522	122,645
Jupitermedia Corporation	*	4,020	26,612
Lamar Advertising Company		4,390	276,438
Valueclick, Inc.	*	5,119	133,759
			830,833
Aerospace & Defense—0.4%
AAR Corporation	*†	2,170	59,804
Alliant Techsystems, Inc.	*†	1,931	169,774
Armor Holdings, Inc.	*†	1,840	123,887
BE Aerospace, Inc.	*	4,354	138,022
Fairchild Corporation (The) Class A	*	3,266	6,597
Gencorp, Inc.	*	2,409	33,341
Heico Corporation Class A		1,598	50,097
Kaman Corporation Class A		1,920	44,755
Kreisler Manufacturing Corporation	*	1,250	24,012
Orbital Sciences Corporation	*†	3,534	66,227
Sequa Corporation Class A	*	430	51,501
Spirit Aerosystems Holdings, Inc. Class A	*	2,840	90,454
Triumph Group, Inc.		822	45,489
			903,960
Agriculture, Forestry & Fishing—0.2%
Andersons, Inc.	†	1,222	54,257
Griffin Land & Nurseries, Inc.	*	650	23,075
Margo Caribe, Inc. (Puerto Rico)	*	1,022	4,854
Pilgrim’s Pride Corporation		2,376	78,859
Seaboard Corporation	†	23	51,980
Terra Industries, Inc.	*	5,833	102,077
			315,102
Airlines—0.7%
AMR Corporation	*	11,866	361,320
Air T, Inc.		563	4,493
Airnet Systems, Inc.	*	2,610	8,378
Airtran Holdings, Inc.	*†	4,678	48,043
Alaska Air Group, Inc.	*	2,394	91,211
Atlas Air Worldwide Holdings, Inc.	*	765	40,338
Bristow Group, Inc.	*	1,533	55,878
Continental Airlines, Inc. Class B	*	4,973	180,967
ExpressJet Holdings, Inc.	*	3,876	22,636
Frontier Airlines Holdings, Inc.	*†	4,204	25,266
JetBlue Airways Corporation	*	9,694	111,578
Mesa Air Group, Inc.	*†	2,928	22,048
Midwest Air Group, Inc.	*	1,743	23,548
PHI, Inc.	*	774	20,944
Pinnacle Airlines Corporation	*	930	16,080
Skywest, Inc.		3,850	103,295
UAL Corporation	*	5,250	200,392
US Airways Group, Inc.	*	3,552	161,545
			1,497,960
Apparel Retailers—1.3%
Aeropostale, Inc.	*	2,863	115,178
American Eagle Outfitters, Inc.		10,314	309,317
AnnTaylor Stores Corporation	*	3,874	$150,234
Bebe Stores, Inc.		2,040	35,455
Big Dog Holdings, Inc.	*†	1,621	25,936
Buckle, Inc. (The)	†	1,042	37,199
Cache, Inc.	*	1,030	18,282
Carter’s, Inc.	*	2,956	74,905
Casual Male Retail Group, Inc.	*	2,471	29,232
Cato Corporation Class A		1,762	41,213
Charlotte Russe Holding, Inc.	*	1,100	31,757
Charming Shoppes, Inc.	*	6,239	80,795
Chico’s FAS, Inc.	*	9,268	226,417
Children’s Place	*	1,134	63,232
Christopher & Banks Corporation		2,379	46,319
Claire’s Stores, Inc.		4,966	159,508
dELIA*s, Inc.	*	2,555	23,455
Dress Barn, Inc.	*†	2,592	53,940
Finish Line Class A		3,184	40,118
HOT Topic, Inc.	*	2,815	31,246
J Crew Group, Inc.	*	2,070	83,152
JOS A. Bank Clothiers, Inc.	*	1,078	38,107
Pacific Sunwear of California, Inc.	*†	3,586	74,696
Payless Shoesource, Inc.	*	3,634	120,649
Ross Stores, Inc.		7,690	264,536
Stage Stores, Inc.		2,236	52,121
Talbots, Inc.		1,205	28,462
Tween Brands, Inc.	*	1,572	56,152
Under Armour, Inc. Class A	*†	1,800	92,340
United Retail Group, Inc.	*	1,000	12,020
Urban Outfitters, Inc.	*	6,852	181,647
Wet Seal, Inc. (The) Class A	*	4,497	29,455
Wilsons The Leather Experts, Inc.	*	2,979	4,468
			2,631,543
Automotive—1.3%
A.O. Smith Corporation		952	36,385
Adesa, Inc.		4,711	130,165
Aftermarket Technology Corporation	*	1,503	36,493
American Axle & Manufacturing Holdings, Inc.	†	2,114	57,818
America’s Car Mart, Inc.	*†	1,569	20,962
Amerigon, Inc.	*	2,108	26,245
ArvinMeritor, Inc.		3,702	67,561
Asbury Automotive Group, Inc.		2,072	58,534
BorgWarner, Inc.		3,106	234,255
Carmax, Inc.	*†	11,476	281,621
Clarcor, Inc.		2,844	90,439
Coachmen Industries, Inc.		2,275	23,956
Copart, Inc.	*	3,582	100,332
Exide Technologies, Inc.	*	3,957	34,426
Federal Signal Corporation		3,130	48,578
Force Protection, Inc.	*†	3,780	70,913
Group 1 Automotive, Inc.		1,068	42,474
Harsco Corporation		4,726	212,008
Keystone Automotive Industries, Inc.	*	1,143	38,519
Lear Corporation	*	3,801	138,775
Lithia Motors, Inc. Class A		863	23,655
LKQ Corporation	*	3,180	69,515
Monaco Coach Corporation		1,376	21,920
Navistar International Corporation	*	916	41,907
Oshkosh Truck Corporation		3,930	208,290
PEP Boys-Manny Moe & Jack		3,451	65,880
Proliance International, Inc.	*	2,240	8,467
Rush Enterprises, Inc. Class A	*	1,100	21,131
Sonic Automotive, Inc.		1,869	53,266
Standard Motor Products, Inc.		2,540	43,358

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Strattec Security Corporation	*	124	$5,516
Superior Industries International, Inc.	†	1,113	23,184
Tenneco Automotive, Inc.	*	2,430	61,868
Titan International, Inc.	†	1,086	27,508
TRW Automotive Holdings Corporation	*	1,800	62,676
	United Auto Group, Inc.	2,086	42,346
Visteon Corporation	*	8,265	70,583
	Wabash National Corporation	2,596	40,030
Winnebago Industries, Inc.	† ††	1,714	57,642
			2,699,201
Banking—6.2%
	1st Source Corporation	1,180	30,881
	Advance America Cash Advance Centers, Inc.	3,290	50,633
	Advanta Corporation Class A	1,447	57,996
	Alabama National Bancorp	1,325	93,823
Alliance Bankshares Corporation	*	745	11,510
	Amcore Financial, Inc.	1,313	41,688
	AmericanWest Bancorp	720	15,509
AmeriCredit Corporation	*	6,459	147,653
	Ameris Bancorp	1,414	34,615
	Anchor Bancorp Wisconsin, Inc.	1,412	40,030
	Arrow Financial Corporation	476	10,662
	Associated Banc Corporation	6,713	225,557
Asta Funding, Inc.	†	650	28,067
	Astoria Financial Corporation	4,831	128,456
	BancFirst Corporation	642	29,757
	Bancorpsouth, Inc.	3,722	91,003
	BancTrust Financial Group, Inc.	1,600	33,856
	Bank Mutual Corporation	3,757	42,717
	Bank of Hawaii Corporation	2,694	142,863
	Bank of the Ozarks, Inc.	1,070	30,730
	BankAtlantic Bancorp, Inc. Class A	3,411	37,385
Bankunited Financial Corporation Class A	†	2,413	51,180
	Banner Corporation	990	41,134
	Blue River Bancshares, Inc.	2,545	14,761
	BOK Financial Corporation	1,047	51,858
	Boston Private Financial Holdings, Inc.	2,447	68,320
	Brookline Bancorp, Inc.	3,836	48,602
	Bryn Mawr Bank Corporation	1,548	35,836
	Camden National Corporation	740	32,116
	Capital Bank Corporation	1,283	22,132
	Capital City Bank Group, Inc.	738	24,575
	Capitol Bancorp Ltd.	1,172	43,188
	Capitol Federal Financial	1,016	38,415
	Cardinal Financial Corporation	2,163	21,587
Cascade Bancorp	†	2,003	51,958
	Cascade Financial Corporation	1,063	18,507
	Cathay General Bancorp	2,844	96,639
Centennial Bank Holdings, Inc.	*	4,150	35,897
	Central Pacific Financial Corporation	1,889	69,081
	CFS Bancorp, Inc.	1,873	28,076
	Charter Financial Corporation	350	16,800
	Chemical Financial Corporation	1,637	48,766
	Chittenden Corporation	2,222	67,082
	Citizens Banking Corporation	4,252	94,224
	City Bank, Lynnwood, WA	1,647	52,885
	City Holding Company	1,410	57,034
	City National Corporation	2,200	161,920
	Coastal Financial Corporation	1,952	30,510
	CoBiz, Inc.	1,800	35,838
	Colonial BancGroup, Inc. (The)	7,913	$195,847
	Columbia Banking System, Inc.	1,330	44,861
	Commerce Bancshares, Inc.	3,570	172,467
	Commercial Bankshares, Inc. (Florida)	710	34,705
Community Bancorp	*	1,010	31,057
	Community Bank System, Inc.	1,892	39,581
Community Banks, Inc.	†	1,641	39,171
	Community Trust Bancorp, Inc.	1,028	37,244
CompuCredit Corporation	*†	1,518	47,392
Corus Bankshares, Inc.	†	2,102	35,860
	Cullen/Frost Bankers, Inc.	2,873	150,344
	CVB Financial Corporation	4,084	48,600
	Dime Community Bancshares	1,638	21,671
Downey Financial Corporation	†	1,289	83,192
	Eastern Virginia Bankshares, Inc.	701	15,993
	East-West Bancorp, Inc.	3,540	130,166
Euronet Worldwide, Inc.	*†	2,256	60,596
	Farmers Capital Bank Corporation	1,113	32,700
	Fidelity Southern Corporation	1,382	26,313
	Financial Federal Corporation	1,515	39,875
	Financial Institutions, Inc.	750	15,052
	First Bancorp North Carolina	1,473	31,493
	First Bancorp Puerto Rico	3,926	52,059
First Charter Corporation	†	2,913	62,629
	First Citizens BancShares, Inc. Class A	275	55,275
First Commonwealth Financial Corporation	†	4,595	53,991
First Community Bancorp	†	1,714	96,910
First Financial Bancorp	†	3,075	46,463
	First Financial Bankshares, Inc.	1,566	65,490
	First Financial Holdings, Inc.	990	34,254
	First Financial Service Corporation	899	25,792
	First Indiana Corporation	1,200	26,220
First Marblehead Corporation (The)	†	3,414	153,254
	First Merchants Corporation	1,625	38,545
First Midwest Bancorp, Inc.	†	2,892	106,281
	First Niagara Financial Group, Inc.	5,990	83,321
	First of Long Island Corporation (The)	493	21,904
	First Republic Bank	1,821	97,788
FirstFed Financial Corporation	*†	1,033	58,705
	FirstMerit Corporation	4,085	86,234
	Flagstar Bancorp, Inc.	2,770	33,101
	Flushing Financial Corporation	1,450	23,533
	FMS Financial Corporation	500	15,865
FNB Corporation	†	4,487	75,606
Franklin Bank Corporation	*	1,930	34,489
Fremont General Corporation	†	3,340	23,146
Frontier Financial Corporation	†	2,974	74,201
	Fulton Financial Corporation	9,591	139,357
	Glacier Bancorp, Inc.	3,454	83,034
Great Lakes Bancorp, Inc.	*	791	9,492
	Great Southern Bancorp, Inc.	470	13,762
	Greater Bay Bancorp	2,834	76,206
Hallwood Group, Inc.	*	100	10,450
	Hancock Holding Company	1,772	77,933
	Hanmi Financial Corporation	2,860	54,512
	Harleysville National Corporation	2,124	37,850
	Harrington West Financial Group, Inc.	1,172	19,924
	Heritage Commerce Corporation	1,180	30,078
	Heritage Financial Corporation	972	24,300
	Horizon Financial Corporation	625	13,800
Horizon Financial Services Corporation	†	450	5,197

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Iberiabank Corporation	687	$38,238
Independent Bank Corporation (Massachusetts)	1,484	48,883
Independent Bank Corporation (Michigan)	1,384	28,192
IndyMac Bancorp, Inc. †	3,694	118,393
Integra Bank Corporation	1,659	36,979
International Bancshares Corporation	2,976	88,298
Investors Financial Services Corporation	3,490	202,943
Irwin Financial Corporation	1,296	24,157
Itla Capital Corporation	680	35,374
Kearny Financial Corporation	1,000	14,380
KNBT Bancorp, Inc.	1,653	24,365
Lakeland Financial Corporation	500	11,350
MAF Bancorp, Inc.	1,636	67,632
MainSource Financial Group, Inc.	1,732	29,409
MB Financial, Inc.	2,091	75,315
Medallion Financial Corporation	2,518	28,806
Merchants Bancshares, Inc.	572	13,093
Midsouth Bancorp, Inc. †	501	13,537
Mid-State Bancshares	1,770	64,941
Midwest Banc Holdings, Inc. †	1,420	25,148
MidWestOne Financial Group, Inc.	1,573	27,480
Mitcham Industries, Inc. *†	1,100	16,115
Nara Bancorp, Inc.	2,060	36,071
NASB Financial, Inc. †	529	18,420
National Penn Bancshares, Inc.	3,476	65,696
NBT Bancorp, Inc.	2,320	54,358
Nelnet, Inc. Class A	1,351	32,383
Netbank, Inc.	2,851	6,301
New York Community Bancorp, Inc. †	14,231	250,323
NewAlliance Bancshares, Inc.	5,770	93,532
Northern States Financial Corporation	773	16,426
Northwest Bancorp, Inc. †	1,598	43,290
Ocwen Financial Corporation *†	3,062	39,408
Old National Bancorp	3,796	69,011
Old Second Bancorp, Inc.	940	25,756
Omega Financial Corp. †	1,100	31,361
Oriental Financial Group (Puerto Rico) †	2,140	25,209
Pacific Capital Bancorp	2,664	85,568
Pacific Premier Bancorp, Inc. *	977	10,552
Park National Corporation	624	58,956
Parkvale Financial Corporation	1,077	31,459
Partners Trust Financial Group, Inc.	3,310	37,833
Peapack Gladstone Financial Corporation	390	11,883
Peoples Bancorp, Inc.	1,235	32,616
People’s Bank †	3,304	146,698
Peoples Financial Corporation	884	22,887
PFF Bancorp, Inc.	1,563	47,406
Popular, Inc. (Puerto Rico) †	13,576	224,819
Premier Community Bankshares, Inc.	934	30,588
PrivateBancorp, Inc.	1,270	46,431
Prosperity Bancshares, Inc. †	3,020	104,915
Provident Bankshares Corporation	1,869	61,415
Provident Financial Services, Inc.	3,604	62,890
Provident New York Bancorp	3,488	49,355
Renasant Corporation	1,215	29,986
Republic Bancorp, Inc. Class A	1,025	23,171
Riverview Bancorp, Inc.	2,602	41,476
Royal Bancshares of Pennsylvania Class A	882	20,947
S&T Bancorp, Inc.	1,478	$48,833
S.Y. Bancorp, Inc.	1,060	26,352
Sandy Spring Bancorp, Inc.	1,234	42,746
Santander Bancorp (Puerto Rico) †	511	8,999
Security Bank Corporation	2,170	43,704
Shore Bancshares, Inc. †	828	21,901
Signature Bank of New York *	1,670	54,342
Simmons First National Corporation Class A	911	27,394
Sky Financial Group, Inc.	5,959	160,059
South Financial Group, Inc. (The)	3,909	96,630
SouthFirst Bancshares, Inc.	400	5,100
Southwest Bancorp, Inc.	1,320	33,911
State Bancorp, Inc.	988	19,483
Sterling Bancorp, NY	1,691	30,607
Sterling Bancshares, Inc.	3,877	43,345
Sterling Financial Corporation (Pennsylvania)	1,558	34,588
Sterling Financial Corporation (Washington)	2,928	91,324
Student Loan Corporation	247	45,922
Suffolk Bancorp	1,100	35,508
Susquehanna Bancshares, Inc.	2,892	67,065
SVB Financial Group *†	2,178	105,829
TCF Financial Corporation	6,764	178,299
TD Banknorth, Inc.	5,815	187,010
Texas Capital Bancshares, Inc. *	1,870	38,335
Tompkins Trustco, Inc.	665	27,837
Trustco Bank Corporation †	4,645	44,499
Trustmark Corporation	2,986	83,727
UCBH Holdings, Inc.	5,352	99,654
UMB Financial Corporation	1,418	53,544
Umpqua Holdings Corporation	3,511	93,989
Union Bankshares Corporation	1,185	30,739
UnionBanCal Corporation	2,988	189,499
United Bankshares, Inc. †	2,205	77,241
United Community Banks, Inc.	2,710	88,861
United Western Bancorp, Inc.	974	23,259
Valley National Bancorp †	6,445	162,736
W Holding Company, Inc. (Puerto Rico)	6,219	31,095
Washington Federal, Inc.	4,712	110,544
Washington Trust Bancorp, Inc.	960	25,738
Webster Financial Corporation	3,163	151,856
Wesbanco, Inc.	1,500	46,305
West Coast Bancorp	1,290	41,241
Westamerica Bancorporation †	1,709	82,323
Westfield Financial, Inc.	4,068	43,609
Whitney Holding Corporation	3,916	119,751
Willow Financial Bancorp, Inc.	1,237	15,957
Wilmington Trust Corporation	3,614	152,402
Wintrust Financial Corporation	1,718	76,640
World Acceptance Corporation *	1,219	48,699
WSFS Financial Corporation	610	39,333
		12,490,231
Beverages, Food & Tobacco—1.7%
Alliance One International, Inc. *	6,420	59,257
American Italian Pasta Company Class A *†	2,837	29,788
Boston Beer Co., Inc. Class A *	580	19,343
Bridgford Foods Corporation *	560	3,982
Bunge Ltd. †	6,650	546,763
Central European Distribution Corporation *†	1,597	46,489
Chiquita Brands International, Inc. †	1,890	26,498

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Coca-Cola Bottling Company Consolidated	437	$24,747
Corn Products International, Inc.	4,426	157,521
Del Monte Foods Company	11,215	128,748
Delta & Pine Land Company	1,743	71,812
Farmer Brothers Company	930	21,111
Flowers Foods, Inc.	3,430	103,483
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,097	21,995
Green Mountain Coffee Roasters, Inc. *†	500	31,525
Hain Celestial Group, Inc. *	2,166	65,132
Hansen Natural Corporation *	3,680	139,398
Hormel Foods Corporation	4,076	151,586
Inventure Group, Inc. (The) *	683	1,947
JM Smucker Company (The)	3,155	168,225
John B. Sanfilippo & SON *	370	4,932
Lancaster Colony Corporation	1,510	66,727
Lance, Inc.	2,511	50,823
Loews Corporation - Carolina Group	5,911	446,931
M&F Worldwide Corporation *	781	37,183
Matrixx Initiatives, Inc. *†	1,810	29,412
Nash Finch Company †	1,190	41,007
Peet’s Coffee & Tea, Inc. *	1,297	35,823
PepsiAmericas, Inc.	3,812	85,084
Performance Food Group Company *	1,907	58,869
Ralcorp Holdings, Inc. *	1,618	104,037
Reliv International, Inc.	1,110	12,154
Sanderson Farms, Inc.	860	31,872
Smart & Final, Inc. *	1,115	24,274
Smithfield Foods, Inc. *	6,233	186,678
Spartan Stores, Inc.	1,780	47,704
Tootsie Roll Industries, Inc.	1,715	51,397
Topps Company, Inc. (The)	2,256	21,928
TreeHouse Foods, Inc. *	2,074	63,195
United Natural Foods, Inc. *†	2,024	62,015
Universal Corporation	1,079	66,197
Vector Group Ltd. †	2,276	42,584
		3,390,176
Building Materials—1.0%
Amcol International Corporation	1,767	52,392
Anixter International, Inc. *†	1,724	113,681
Beacon Roofing Supply, Inc. *†	2,640	42,715
Building Material Holding Corporation †	1,800	32,598
Carbo Ceramics, Inc. †	1,203	56,000
Carlisle Companies, Inc.	3,354	143,987
Champion Enterprises, Inc. *	4,019	35,367
Drew Industries, Inc. *	1,570	45,028
Eagle Materials, Inc.	2,611	116,529
Florida Rock Industries, Inc.	2,988	201,063
Interline Brands, Inc. *	2,320	50,854
Jewett-Cameron Trading Ltd. (Canada) *	1,575	11,584
Louisiana-Pacific Corporation	5,279	105,897
Martin Marietta Materials, Inc.	2,567	347,058
Numerex Corporation Class A *	1,800	18,342
Owens Corning, Inc. *	4,630	147,512
Rock of Ages Corporation *	1,387	6,824
US Concrete, Inc. *	4,770	37,301
US Home Systems, Inc. *	1,292	16,473
USG Corporation *†	4,420	206,326
Wesco International, Inc. *	2,570	161,345
		1,948,876
Chemicals—2.1%
A. Schulman, Inc.	1,444	$34,021
Aceto Corporation	1,070	8,453
AEP Industries, Inc. *	373	16,039
Airgas, Inc.	3,575	150,686
Albemarle Corporation	4,288	177,266
Arch Chemicals, Inc.	1,211	37,807
Atlantis Plastics, Inc. Class A *	1,278	2,556
Balchem Corporation Class B	1,080	19,094
Cabot Corporation	3,324	158,655
Cabot Microelectronics Corporation *†	1,450	48,589
Calgon Carbon Corporation *†	4,550	37,810
Celanese Corporation Class A	7,460	230,066
CF Industries Holdings, Inc.	3,230	124,516
Chemtura Corporation	13,115	143,347
Church & Dwight, Inc.	3,821	192,387
Compass Minerals International, Inc.	2,020	67,468
Cooper Tire & Rubber Company †	3,187	58,290
Cytec Industries, Inc.	2,025	113,886
Empire Financial Holding Company *	1,550	4,185
FMC Corporation	1,938	146,183
Female Health Company (The) *†	4,532	10,106
Georgia Gulf Corporation	1,719	27,865
HB Fuller Company	3,410	92,991
Huntsman Corporation	5,278	100,757
Landec Corporation *	3,037	43,065
LSB Industries, Inc. *†	1,412	21,985
Lubrizol Corporation	3,810	196,329
Lyondell Chemical Company	12,361	370,459
MacDermid, Inc.	1,457	50,806
Minerals Technologies, Inc.	1,108	68,873
Mosaic Company (The) *	7,870	209,814
Myers Industries, Inc.	1,717	32,074
Nalco Holding Company	5,250	125,475
NewMarket Corporation	690	28,062
NL Industries, Inc.	412	4,491
NuCo2, Inc. *	761	19,192
Olin Corporation	4,587	77,704
OM Group, Inc. *	1,477	65,992
Omnova Solutions, Inc. *	3,769	20,579
Penford Corporation	786	15,830
Pharmos Corporation *	1,375	1,994
PolyOne Corporation *	4,683	28,566
Scotts Miracle-Gro Company (The) Class A †	2,494	109,811
Sensient Technologies Corporation	2,948	75,999
Spartech Corporation	2,131	62,524
SurModics, Inc. *†	1,185	42,660
Trex Company, Inc. *†	732	15,760
Tronox, Inc. Class A	2,250	32,400
Tupperware Corporation	3,940	98,224
UAP Holding Corporation †	2,160	55,836
Unifi, Inc. *	9,669	27,847
USEC, Inc. *	5,447	88,514
Valhi, Inc.	741	9,781
W.R. Grace & Company *†	3,690	97,490
Wellman, Inc.	1,669	6,008
West Pharmaceutical Services, Inc.	1,706	79,210
Westlake Chemical Corp.	800	21,720
		4,208,097
Coal—0.4%
Alliance Resource Partners, LP	1,280	48,538
Alpha Natural Resources, Inc. *	3,220	50,329
Arch Coal, Inc. †	8,196	251,535
Evergreen Energy, Inc. *†	4,470	29,368

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Foundation Coal Holdings, Inc.	†	2,690	$92,375
International Coal Group, Inc.	*†	7,310	38,377
James River Coal Company	*†	1,950	14,566
Massey Energy Company		4,323	103,709
Natural Resource Partners, LP	†	700	47,040
Penn Virginia Resource Partners, LP		1,440	40,176
Westmoreland Coal Company	*	600	12,090
			728,103
Commercial Services—5.9%
Aaron Rents, Inc.	†	2,599	68,718
ABM Industries, Inc.		2,291	60,459
Accenture Ltd. Class A (Bermuda)		30,890	1,190,501
ACCO Brands Corporation	*	2,358	56,804
Administaff, Inc.		1,663	58,538
Advisory Board Company (The)	*	1,300	65,806
Akamai Technologies, Inc.	*†	8,775	438,048
Amerco, Inc.	*†	547	38,285
AmeriGas Partners, LP		2,300	75,095
AMN Healthcare Services, Inc.	*	2,247	50,827
Angelica Corporation		1,241	34,177
APAC Customer Services, Inc.	*	1,972	9,249
Asset Acceptance Capital Corporation	*	728	11,262
Avis Budget Group, Inc.	*	5,473	149,522
BISYS Group, Inc. (The)	*	6,749	77,344
Bandag, Inc.		586	29,704
Barrett Business Services, Inc.		1,740	40,107
BearingPoint, Inc.	*†	10,066	77,106
Bowne & Company, Inc.		1,575	24,775
Brink’s Company (The)		2,529	160,465
Casella Waste Systems, Inc. Class A	*	2,380	23,229
CDI Corporation		711	20,562
Central Parking Corporation		846	18,764
Cenveo, Inc.	*	2,792	67,846
Chemed Corporation		1,472	72,069
Clean Harbors, Inc.	*†	1,010	45,672
Coinmach Service Corporation Class A		1,800	19,098
Coinstar, Inc.	*	1,725	53,992
Comfort Systems USA, Inc.		2,180	26,116
Consolidated Graphics, Inc.	*	777	57,537
Cornell Companies, Inc.	*	1,730	34,981
Corporate Executive Board Company	†	2,184	165,897
Corrections Corporation of America	*	3,355	177,178
Courier Corporation		816	31,881
CRA International, Inc.	*†	836	43,622
Cytyc Corporation	*	6,581	225,136
Daktronics, Inc.	†	2,300	63,112
Diamond Management & Technology Consultants, Inc.		1,432	16,740
Dollar Thrifty Automotive Group, Inc.	*	1,428	72,885
Dun & Bradstreet Company		3,350	305,520
EGL, Inc.	*	1,862	73,791
Edgewater Technology, Inc.	*	1,533	12,939
eFunds Corporation	*	2,250	59,985
Ennis Business Forms, Inc.		2,217	59,327
EPIQ Systems, Inc.	*†	1,815	36,990
eResearch Technology, Inc.	*	2,056	16,160
Exponent, Inc.	*	1,790	35,710
FIrst Advantage Corporation Class A	*	630	$15,101
First Aviation Services, Inc.	*	1,818	6,236
First Consulting Group, Inc.	*	3,067	27,910
Forrester Research, Inc.	*	963	27,311
FTI Consulting, Inc.	*†	2,345	78,769
G&K Services, Inc. Class A		1,008	36,570
Geo Group, Inc. (The)	*	1,228	55,653
Gevity HR, Inc.		1,764	34,821
Greenfield Online, Inc.	*	955	15,184
H&E Equipment Services, Inc.	*	1,490	32,035
Harris Interactive, Inc.	*	6,590	39,738
Healthcare Services Group, Inc.		1,991	57,042
Heidrick & Struggles International, Inc.	*	866	41,958
Hewitt Associates, Inc. Class A	*	5,202	152,054
Hudson Highland Group, Inc.	*	1,880	29,309
I-many, Inc.	*	952	1,894
Inergy, LP		2,474	80,850
Infrasource Services, Inc.	*	1,834	55,992
Internet Capital Group, Inc.	*	1,769	18,928
inVentiv Health, Inc.	*	2,050	78,494
Ipass, Inc.	*	2,180	10,965
Iron Mountain, Inc.	*	9,540	249,280
Jackson Hewitt Tax Service, Inc.		1,730	55,671
Jacobs Engineering Group, Inc.	*	6,698	312,462
John H. Harland Company		1,722	88,218
Kelly Services, Inc. Class A		1,173	37,771
Kforce.com, Inc.	*	3,398	46,790
Korn Ferry International	*	2,475	56,776
Labor Ready, Inc.	*	3,035	57,635
Landauer, Inc.		599	30,238
Lazare Kaplan International	*	1,140	9,188
LECG Corporation	*	2,344	33,941
Lionbridge Technologies, Inc.	*	2,495	12,700
LoJack Corporation	*	1,880	35,682
Macquarie Infrastructure Company Trust	†	1,650	64,845
Magellan Health Services, Inc.	*	2,460	103,320
Management Network Group, Inc.	*	1,600	2,912
Manpower, Inc.		4,504	332,260
MasterCard, Inc. Class A	†	3,366	357,604
Maximus, Inc.		1,052	36,273
Medical Staffing Network Holdings, Inc.	*	1,686	10,706
Metal Management, Inc.		1,220	56,364
Midas, Inc.	*	1,278	27,566
Millennium Cell, Inc.	*†	1,700	1,649
Mobile Mini, Inc.	*	1,880	50,346
MoneyGram International, Inc.		4,671	129,667
Monro Muffler, Inc.		1,090	38,259
MPS Group, Inc.	*	5,227	73,962
MTC Technologies, Inc.	*	620	13,039
National Research Corporation		1,250	27,037
Navigant Consulting, Inc.	*†	3,254	64,299
NetRatings, Inc.	*	1,164	24,211
Omnicell, Inc.	*	1,584	33,137
On Assignment, Inc.	*	3,093	38,384
Online Resources Corporation	*	2,780	31,887
Opsware, Inc.	*†	5,790	41,977
Overland Storage, Inc.	*	1,282	5,307
PDI, Inc.	*	703	6,693
Pegasystems, Inc.		2,142	19,813
Perma-Fix Environmental Services	*	5,502	13,095
Pfsweb, Inc.	*	5,683	5,853
PHH Corporation	*	3,080	94,125
Portfolio Recovery Associates, Inc.	*†	884	39,471

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Possis Medical, Inc.	*	1,278	$16,627
PRA International	*	1,380	29,753
Pre-Paid Legal Services, Inc.	*†	780	39,086
Presstek, Inc.	*	2,015	12,191
Quanta Services, Inc.	*†	5,753	145,091
RCM Technologies, Inc.	*	1,593	11,358
Regis Corporation	†	2,208	89,137
Rent-A-Center, Inc.	*†	4,059	113,571
Republic Services, Inc.		8,700	242,034
Resources Connection, Inc.	*	2,702	86,437
Rewards Network, Inc.	*	3,328	17,638
Rollins, Inc.		2,542	58,491
SAIC, Inc.	*	4,625	80,105
Service Corporation International		16,383	194,302
ServiceMaster Company (The)		16,377	252,042
Shaw Group, Inc. (The)	*	4,322	135,149
Sotheby’s Holdings, Inc. Class A		3,833	170,492
Spherion Corporation	*	2,689	23,717
Standard Register Company (The)		1,650	20,872
StarTek, Inc.		1,875	18,356
Steiner Leisure Ltd. (Bahama Islands)	*	990	44,530
Stericycle, Inc.	*	2,469	201,223
Suburban Propane Partners, LP		1,820	80,080
SupportSoft, Inc.	*	4,962	27,986
Synagro Technologies, Inc.		3,224	18,377
Tejon Ranch Company	*†	763	36,090
TeleTech Holdings, Inc.	*	2,499	91,688
Tetra Tech, Inc.	*	3,204	61,068
Travelcenters of America LLC	*	964	37,037
TRC Companies, Inc.	*	998	10,070
TRM Corporation	*	780	2,176
United Rentals, Inc.	*	4,004	110,110
Universal Compression Holdings, Inc.	*	1,783	120,673
URS Corporation	*	3,112	132,540
Valassis Communications, Inc.	*	2,737	47,049
Varsity Group, Inc.	*	2,748	4,177
Vertrue, Inc.	*	749	36,034
Viad Corporation		1,307	50,450
VistaPrint Ltd. (Bermuda)	*†	2,380	91,154
Volt Information Sciences, Inc.	*†	1,251	32,764
Washington Group International, Inc.	*	1,720	114,242
Waste Connections, Inc.	*	3,855	115,419
Waste Industries USA, Inc.		1,297	35,629
Watson Wyatt Worldwide Inc.		2,570	125,030
Weight Watchers International, Inc.		2,447	112,782
Westaff, Inc.	*	942	5,388
Wind River Systems, Inc.	*†	4,106	40,814
World Fuel Services Corporation		1,832	84,748
Wright Express Corporation	*	2,520	76,432
Xanser Corporation	*	4,100	22,550
			11,945,517
Communications—2.0%
Ace*Comm Corporation	*	3,033	2,669
AltiGen Communications, Inc.	*	4,110	7,809
American Tower Corporation Class A	*	22,895	891,760
Anadigics, Inc.	*†	3,457	40,862
Andrew Corporation	*†	8,267	87,548
Applied Innovation, Inc.	*	500	1,680
Applied Signal Technology, Inc.		858	15,384
Arris Group, Inc.	*	5,807	81,763
Avici Systems, Inc.	*†	3,392	38,737
Avistar Communications Corporation	*	774	$1,122
Blonder Tongue Laboratories	*	2,285	4,456
CalAmp Corporation	*	1,650	14,239
Carrier Access Corporation	*	5,178	26,460
C-COR.net Corporation	*	4,848	67,193
Centillium Communications, Inc.	*	1,589	3,051
Checkpoint Systems, Inc.	*	2,042	48,314
Comtech Telecommunications	*	1,350	52,285
Crown Castle International Corporation	*	13,095	420,742
CT Communications, Inc.		1,105	26,630
Cubic Corporation		1,262	27,310
Ditech Networks, Inc.	*	3,980	32,318
EndWave Corporation	*	912	10,853
Foundry Networks, Inc.	*†	6,611	89,711
Glenayre Technologies, Inc.	*	5,333	11,573
Harmonic, Inc.	*	5,690	55,876
Harris Corporation		7,050	359,197
Hungarian Telephone & Cable Corporation	*	712	15,116
ID Systems, Inc.	*†	1,146	13,786
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	3,103	98,272
Inter-Tel, Inc.		1,334	31,536
InterVoice, Inc.	*	4,035	26,792
Intraware, Inc.	*	783	4,353
Loral Space & Communications Ltd. (Bermuda)	*	660	33,581
Mindspeed Technologies, Inc.	*	4,010	8,702
NMS Communications Corporation	*	3,530	6,354
On2 Technologies, Inc.	*	4,620	7,438
Openwave Systems, Inc.	*	4,311	35,135
Plantronics, Inc.		2,366	55,885
Polycom, Inc.	*	4,658	155,251
Powerwave Technologies, Inc.	*	5,514	31,375
Premiere Global Services, Inc.	*	3,644	40,886
Radyne Corporation	*	1,100	10,032
SBA Communications Corporation	*†	4,940	145,977
SeaChange International, Inc.	*	3,359	27,342
Sirius Satellite Radio, Inc.	*†	68,489	219,165
Socket Communications, Inc.	*	1,300	1,222
Sonus Networks, Inc.	*	12,770	103,054
Standard Microsystems Corporation	*	1,446	44,161
Symmetricom, Inc.	*	2,040	16,932
Syntax-Brillian Corporation	*†	4,531	38,060
Tekelec	*	3,640	54,272
TeleCorp PCS, Inc.	‡d	5,508	—
Terremark Worldwide, Inc.	*†	3,200	25,792
Tollgrade Communications, Inc.	*	601	7,549
Tut Systems, Inc.	*	1,414	1,612
Universal Security Instruments, Inc.	*	266	9,137
Utstarcom, Inc.	*†	4,666	38,681
Verso Technologies, Inc.	*	1,619	1,538
Viasat, Inc.	*	1,800	59,346
Westell Technologies, Inc. Class A	*	3,671	7,966
XM Satellite Radio Holdings, Inc. Class A	*†	16,871	217,973
Zhone Technologies, Inc.	*	3,916	4,856
Zix Corporation	*	1,016	1,839
Zoom Telephonics, Inc.	*	2,712	4,529
			4,025,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Computer Software & Processing—5.1%
3D Systems Corporation	*†	1,159	$25,394
Acacia Research—Acacia Technologies	*	1,430	22,623
ActivIdentity Corporation	*	5,830	29,441
Activision, Inc.	*†	14,911	282,414
Actuate Corporation	*	6,674	34,838
Acxiom Corporation		3,561	76,170
Advent Software, Inc.	*†	951	33,161
Agile Software Corporation	*	2,087	14,505
Alliance Data Systems Corporation	*†	3,636	224,050
Altiris, Inc.	*	1,575	51,833
American Access Technologies, Inc.	*	1,400	1,246
American Software, Inc. Class A		1,950	15,697
AMICAS, Inc.	*	2,496	7,089
answerthink, Inc.	*	2,851	9,323
Ansys, Inc.	*	2,078	105,500
Applied Digital Solutions, Inc.	*	4,675	7,340
Applix, Inc.	*	4,341	58,213
Arbitron, Inc.		1,628	76,435
Ariba, Inc.	*	4,717	44,340
Art Technology Group, Inc.	*	8,335	19,337
Aspen Technology, Inc.	*	2,980	38,740
Audible, Inc.	*	1,213	12,603
Autobytel, Inc.	*	4,755	16,833
Avocent Corporation	*	2,877	77,593
BEA Systems, Inc.	*	20,912	242,370
Bankrate, Inc.	*†	1,084	38,200
Blackbaud, Inc.		2,265	55,311
Blue Coat Systems, Inc.	*†	467	17,153
Borland Software Corporation	*†	6,776	35,710
Bottomline Technologies, Inc.	*	1,490	16,241
Brady Corporation Class A		2,824	88,109
CMGI, Inc.	*	15,258	32,347
CNET Networks, Inc.	*†	8,481	73,870
CSG Systems International, Inc.	*	2,623	65,627
CACI International, Inc. Class A	*	1,719	80,552
Cadence Design Systems, Inc.	*	14,776	311,183
Callidus Software, Inc.	*	2,703	20,272
Captaris, Inc.	*	3,554	20,578
Carreker Corporation	*	1,681	13,482
Ceridian Corporation	*	7,517	261,892
Cerner Corporation	*†	3,437	187,145
Checkfree Corporation	*	4,227	156,779
Choicepoint, Inc.	*	4,713	176,408
Chordiant Software, Inc.	*	1,859	19,241
Ciber, Inc.	*	2,445	19,242
Clinical Data, Inc.	*	1,332	27,639
Cogent Communications Group, Inc.	*	2,649	62,596
Cogent, Inc.	*†	1,940	26,093
Cognex Corporation		2,024	43,860
Computer Horizons Corporation		1,347	1,010
Concur Technologies, Inc.	*†	2,083	36,369
Corillian Corporation	*	5,082	25,359
CoStar Group, Inc.	*†	1,140	50,935
Covansys Corporation	*	1,478	36,477
Cybersource Corporation	*	2,791	34,915
DST Systems, Inc.	*	2,948	221,690
Deluxe Corporation		3,350	112,325
Dendrite International, Inc.	*	3,237	50,691
Digital River, Inc.	*	2,337	129,119
Earthlink, Inc.	*	5,814	42,733
ebix.com, Inc.	*	1,755	50,860
Echelon Corporation	*†	1,770	$18,656
Eclipsys Corporation	*†	2,677	51,586
eCollege.com, Inc.	*†	1,815	32,579
Electro Rent Corporation	*	951	13,694
Electronics for Imaging	*	2,859	67,044
Embarcadero Technologies, Inc.	*	1,253	8,658
Emdeon Corporation	*†	7,720	116,804
Entrust Technologies, Inc.	*	7,470	30,104
Epicor Software Corporation	*	3,383	47,058
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	3,650	34,675
Evolving Systems, Inc.	*	1,054	2,076
F5 Networks, Inc.	*	2,302	153,497
Factset Research Systems, Inc.		2,221	139,590
Fair Isaac Corporation		3,219	124,511
FalconStor Software, Inc.	*	1,374	14,317
Gartner Group, Inc. Class A	*	4,089	97,932
Gerber Scientific, Inc.	*	1,608	17,061
Hypercom Corporation	*	4,002	23,852
Hyperion Solutions Corporation	*	3,084	159,844
iGate Capital Corporation	*	2,997	24,695
IHS, Inc. Class A	*	2,000	82,220
Imergent, Inc.	†	1,043	20,297
Infocrossing, Inc.	*	2,480	36,878
Informatica Corporation	*	4,842	65,028
Inforte Corporation	*	1,897	6,583
Infospace, Inc.	*	1,323	33,961
InfoUSA, Inc.		2,708	26,051
Innovative Solutions & Support, Inc.	*†	1,200	30,384
Integral Systems, Inc.		1,471	35,554
Interactive Data Corporation		2,351	58,187
Interactive Intelligence, Inc.	*	950	14,478
Internap Network Services Corporation	*	2,407	37,910
Intersections, Inc.	*	1,900	19,095
Interwoven, Inc.	*	1,909	32,262
JDA Software Group, Inc.	*	1,257	18,893
Jack Henry & Associates, Inc.		4,391	105,604
Keane, Inc.	*	2,632	35,743
Keynote Systems, Inc.	*	1,400	18,788
Knot, Inc. (The)	*†	1,493	32,144
Kronos, Inc.	*	1,633	87,366
Lawson Software, Inc.	*	6,650	53,798
LivePerson, Inc.	*	3,334	26,272
Looksmart	*	4,010	15,358
Magma Design Automation, Inc.	*	3,929	46,991
Manhattan Associates, Inc.	*	1,346	36,921
Mantech International Corporation Class A	*	1,168	39,023
Mapinfo Corporation	*	2,322	46,742
McAfee, Inc.	*	8,336	242,411
Mediware Information Systems	*	1,089	9,866
Mentor Graphics Corporation	*	4,245	69,363
MicroStrategy, Inc. Class A	*	544	68,756
MIVA, Inc.	*†	6,581	25,271
Mobius Management Systems, Inc.	*	878	6,471
Move, Inc.	*	7,363	40,791
Napster, Inc.	*	6,796	28,135
National Instruments Corporation		2,955	77,510
Navisite, Inc.	*	3,725	22,387
NAVTEQ Corporation	*†	4,860	167,670
Neoware, Inc.	*	2,220	22,355
NetFlix, Inc.	*†	3,659	84,852
Netscout Systems, Inc.	*	1,250	11,312
Netsmart Technologies, Inc.	*	506	8,319
NIC, Inc.		2,450	13,132

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NVE Corporation	*†	771	$21,033
Packeteer, Inc.	*†	1,900	23,598
Parametric Technology Corporation	*†	5,713	109,061
PDF Solutions, Inc.	*	974	10,996
Perficient, Inc.	*	2,090	41,340
Perot Systems Corporation Class A	*	4,359	77,895
Phoenix Technologies Ltd.	*	1,238	7,737
Plato Learning, Inc.	*	1,826	7,669
Progress Software Corporation	*	2,503	78,094
QAD, Inc.		1,363	12,403
Quality Systems, Inc.	†	1,208	48,320
Quest Software, Inc.	*†	2,548	41,456
Radiant Systems, Inc.	*	2,709	35,298
Radisys Corporation	*	961	15,703
RealNetworks, Inc.	*	5,844	45,875
Red Hat, Inc.	*†	10,392	238,289
Renaissance Learning, Inc.		1,354	17,832
S1 Corporation	*	2,637	15,822
Saba Software, Inc.	*	1,576	10,315
SafeNet, Inc.	*	1,099	31,102
Salesforce.com, Inc.	*†	4,720	202,110
Sapient Corporation	*	4,601	31,563
Scientific Learning Corporation	*	3,146	24,035
SCO Group, Inc. (The)	*†	998	858
Secure Computing Corporation	*	3,114	23,978
Sonic Foundry, Inc.	*	6,100	24,400
SonicWall, Inc.	*	4,632	38,724
Source Interlink Companies, Inc.	*	1,650	11,071
SPSS, Inc.	*	1,231	44,439
SRA International, Inc. Class A	*	2,136	52,033
Stratasys, Inc.	*†	981	41,908
SumTotal Systems, Inc.	*	1,899	15,154
Sybase, Inc.	*	4,546	114,923
Sykes Enterprises, Inc.	*	1,424	25,974
SYNNEX Corporation	*	1,034	21,962
Synopsys, Inc.	*	7,942	208,319
Synplicity, Inc.	*	1,050	7,339
Syntel, Inc.		1,414	48,995
Take-Two Interactive Software, Inc.	*†	3,244	65,334
Talx Corporation		1,671	55,360
Technology Solutions Company	*	108	843
THQ, Inc.	*	3,559	121,682
3Com Corporation	*	21,442	83,838
TIBCO Software, Inc.	*	10,477	89,264
Total System Services, Inc.	†	2,202	70,134
Tradestation Group, Inc.	*	3,191	40,175
Transaction Systems Architects, Inc. Class A	*	1,859	60,213
Trizetto Group, Inc.	*†	2,710	54,227
Tumbleweed Communications Corporation	*	2,952	9,033
Ultimate Software Group, Inc.	*	2,043	53,506
United Online, Inc.		4,189	58,772
Vasco Data Security International, Inc.	*	1,245	22,248
Verint Systems, Inc.	*	652	20,962
Versant Corporation	*	330	5,593
Viewpoint Corporation	*	1,141	570
Vignette Corporation	*	2,329	43,250
Wave Systems Corporation Class A	*†	1,004	2,711
WebEx Communications, Inc.	*	2,253	128,106
WebMD Health Corporation Class A	*	510	$26,841
Webmethods, Inc.	*	4,874	35,044
Websense, Inc.	*	2,638	60,648
Witness Systems, Inc.	*	1,610	43,389
XETA Technologies, Inc.	*	1,947	5,997
			10,293,829
Computers & Information—1.7%
Access Plans USA, Inc.	*	3,538	8,314
Authentidate Holding Corporation	*	1,023	1,483
Black Box Corporation		866	31,644
Brocade Communications Systems, Inc.	*	21,693	206,517
CDW Corporation		3,233	198,603
Ciprico, Inc.	*	1,658	13,131
Cirrus Logic, Inc.	*	5,397	41,341
Concurrent Computer Corporation	*	7,592	11,919
Cray, Inc.	*	2,314	31,910
Dataram Corporation		1,175	4,829
Datawatch Corporation	*	3,500	10,150
Diebold, Inc.	†	3,530	168,416
Digi International, Inc.	*	2,517	31,966
Dot Hill Systems Corporation	*	3,866	14,111
Emulex Corporation	*	4,279	78,263
Extreme Networks, Inc.	*	4,492	19,001
Focus Enhancements, Inc.	*	5,319	6,862
Global Imaging Systems, Inc.	*	2,972	57,954
Global Payment Technologies, Inc.	*	1,270	1,460
Ikon Office Solutions, Inc.		5,770	82,915
InFocus Corporation	*	1,636	4,581
Ingram Micro, Inc. Class A	*	7,761	149,865
Insight Enterprises, Inc.	*	2,944	52,933
Iomega Corporation	*	7,475	28,031
Iteris, Inc.	*	4,264	9,807
Komag, Inc.	*†	1,680	54,986
MTI Technology Corporation	*	3,844	3,037
Merge Technologies, Inc.	*	4,320	21,038
Micros Systems, Inc.	*	2,146	115,863
MTM Technologies, Inc.	*	500	620
Navarre Corporation	*†	6,720	25,200
Netgear, Inc.	*	2,027	57,830
Network Engines, Inc.	*	1,330	2,687
Nuance Communications, Inc.	*†	7,693	117,780
Palm, Inc.	*†	4,614	83,652
Paxar Corporation	*	2,802	80,417
Performance Technologies, Inc.	*	794	3,978
Planar Systems, Inc.	*	1,786	15,485
ProQuest Company	*	1,673	15,057
Quantum Corporation	*	10,382	28,031
Rackable Systems, Inc.	*†	1,470	24,946
Safeguard Scientifics, Inc.	*	10,874	32,187
ScanSource, Inc.	*	1,126	30,222
Scientific Games Corporation Class A	*†	4,168	136,835
SCM Microsystems, Inc.	*	1,494	6,394
Seagate Technology (Cayman Islands)		31,292	729,104
Sigma Designs, Inc.	*†	1,590	41,753
STEC, Inc.	*	578	4,069
Tech Data Corporation	*	2,708	96,973
TransAct Technologies, Inc.	*	889	6,187
VA Software Corporation	*	6,619	26,675
VeriFone Holdings, Inc.	*	3,620	132,963
Wayside Technology Group, Inc.		1,787	25,911

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Web.com, Inc.	*	706	$3,092
Western Digital Corporation	*	12,675	213,067
Zebra Technologies Corporation Class A	*	3,669	141,660
			3,543,705
Containers & Packaging—0.4%
Crown Holdings, Inc.	*	9,065	221,730
Greif, Inc. Class A		826	91,777
Libbey, Inc.		2,250	31,545
Owens-IIlinois, Inc.	*	7,935	204,485
Silgan Holdings, Inc.		1,454	74,314
Sonoco Products Company		5,044	189,554
			813,405
Cosmetics & Personal Care—0.1%
1-800 Contacts, Inc.	*	502	8,434
Alberto-Culver Company		4,170	95,410
Chattem, Inc.	*	873	51,455
Elizabeth Arden, Inc.	*	1,677	36,592
Quaker Chemical Corporation		1,303	31,024
Stepan Company		1,197	31,421
			254,336
Education—0.5%
Ambassadors Group, Inc.		1,380	45,871
Ambassadors International, Inc.	†	524	24,177
Career Education Corporation	*	5,308	161,894
Corinthian Colleges, Inc.	*	4,426	60,857
DeVry, Inc.		3,690	108,301
INVESTools, Inc.	*	2,950	41,005
ITT Educational Services, Inc.	*	2,330	189,872
Laureate Education, Inc.	*	2,606	153,676
Learning Tree International, Inc.	*	766	8,617
Princeton Review, Inc.	*	2,409	12,936
Strayer Education, Inc.		851	106,375
Universal Technical Institute, Inc.	*†	1,609	37,136
			950,717
Electric Utilities—2.8%
Allete, Inc.		1,430	66,667
Alliant Energy Corporation		6,231	279,273
Aquila, Inc.	*	18,185	76,013
Avista Corporation		2,579	62,489
Black Hills Corporation		2,074	76,261
Central Vermont Public Service Corporation		541	15,592
CH Energy Group, Inc.		1,074	52,293
Cleco Corporation		3,570	92,213
DPL, Inc.		6,317	196,396
Duquesne Light Holdings, Inc.		5,639	111,596
EL Paso Electric Company	*	2,458	64,768
Empire District Electric Company (The)		2,088	51,782
Energy East Corporation		7,469	181,945
Great Plains Energy, Inc.		3,878	125,841
Green Mountain Power Corporation		1,312	45,749
Hawaiian Electric Industries, Inc.		3,786	98,398
Idacorp, Inc.		1,965	66,496
ITC Holdings Corp.		2,260	97,835
MGE Energy, Inc.		1,510	53,545
Mirant Corporation	*	13,958	564,741
Northeast Utilities		8,291	271,696
NorthWestern Corporation		1,830	64,837
NRG Energy, Inc.	*†	6,842	492,898
NSTAR		5,916	$207,770
OGE Energy Corporation		5,385	208,938
Otter Tail Corporation		1,726	59,098
Pepco Holdings, Inc.		10,117	293,595
Plug Power, Inc.	*	8,935	28,235
PNM Resources, Inc.		3,749	121,093
Portland General Electric Company	†	1,400	40,880
Puget Energy, Inc.		5,589	143,526
Reliant Energy, Inc.	*†	16,830	341,986
SCANA Corporation		5,592	241,407
Sierra Pacific Resources	*	11,605	201,695
UIL Holdings Corporation		1,516	52,605
Unisource Energy Corporation		2,031	76,264
Unitil Corporation		1,000	27,170
Westar Energy, Inc.		4,853	133,555
Wisconsin Energy Corporation		6,075	294,759
			5,681,900
Electrical Equipment—1.1%
Active Power, Inc.	*	3,953	7,669
Acuity Brands, Inc.		2,413	131,364
Aeroflex, Inc.	*	4,661	61,292
Ametek, Inc.		5,999	207,205
AZZ, Inc.	*	1,032	43,344
Baldor Electric Company		1,888	71,253
BSML, Inc.	*	1,080	1,480
C&D Technologies, Inc.	†	5,424	27,283
Capstone Turbine Corporation	*†	7,050	7,473
Cataytica Energy Systems, Inc.	*	853	1,228
Distributed Energy Systems Corporation	*†	3,757	5,147
Electro Scientific Industries, Inc.	*	1,422	27,359
Energizer Holdings, Inc.	*	2,934	250,358
Energy Conversion Devices, Inc.	*†	2,392	83,576
Evans & Sutherland Computer Corporation	*	1,883	5,931
Franklin Electric Company, Inc.	†	902	41,943
FuelCell Energy, Inc.	*†	1,939	15,241
Genlyte Group, Inc.	*	1,382	97,500
GrafTech International Ltd.	*	7,538	68,445
Greatbatch, Inc.	*	942	24,021
Hexcel Corporation	*†	5,390	106,991
Lamson & Sessions Company (The)	*	970	26,956
Lincoln Electric Holdings, Inc.		2,217	132,045
Littelfuse, Inc.	*†	1,479	60,047
LSI Industries, Inc.		1,084	18,146
Medis Technologies Ltd.	*†	1,815	30,692
Moog, Inc. Class A	*	1,977	82,342
Powell Industries, Inc.	*	1,046	33,472
Quantum Fuel Systems Technologies Worldwide, Inc.	*	2,810	3,428
Regal-Beloit Corporation		1,703	78,985
Servotronics, Inc.	*	705	6,556
Spectrum Brands, Inc.	*†	1,891	11,970
Superconductor Technologies	*†	208	356
Tech/Ops Sevcon, Inc.		720	4,932
Teleflex, Inc.		1,922	130,831
Thomas & Betts Corporation	*	3,480	169,894
Trans-Lux Corporation		867	6,372
Ultralife Batteries, Inc.	*	767	8,284
Universal Display Corporation	*†	1,350	20,371
Universal Electronics, Inc.	*	1,589	44,270
Valence Technology, Inc.	*†	4,773	5,632
Vicor Corporation		3,481	34,880
			2,196,564

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electronics—4.3%
8X8, Inc.	*	3,049	$4,452
AVX Corporation		2,510	38,152
Actel Corporation	*	1,140	18,833
Adaptec, Inc.	*	7,841	30,345
Advanced Energy Industries, Inc.	*	2,649	55,735
Agere Systems, Inc.	*	9,326	210,954
Agilysys, Inc.		2,266	50,917
Alliance Fiber Optic Products, Inc.	*	4,818	9,154
American Superconductor Corporation	*†	2,707	36,463
AMIS Holdings, Inc.	*	3,250	35,587
Amkor Technology, Inc.	*†	7,212	90,006
Amphenol Corporation Class A		4,578	295,601
Anaren, Inc.	*	2,003	35,273
Applied Micro Circuits Corporation	*	16,100	58,765
Arrow Electronics, Inc.	*	6,795	256,511
Atheros Communications, Inc.	*	2,811	67,267
Atmel Corporation	*	23,229	116,842
ATMI, Inc.	*†	2,219	67,835
Avanex Corporation	*	14,381	25,742
Avnet, Inc.	*†	7,989	288,722
AXT, Inc.	*	946	4,531
Barnes Group, Inc.		2,480	57,065
Bel Fuse, Inc. Class A		546	20,628
Belden CDT, Inc.		2,329	124,811
Benchmark Electronics, Inc.	*	4,046	83,590
California Micro Devices Corporation	*	2,476	11,588
Caliper Life Sciences, Inc.	*	3,187	18,007
Catalyst Semiconductor, Inc.	*	2,416	8,770
Catapult Communications Corporation	*	750	7,305
Ceradyne, Inc.	*†	1,374	75,213
Ceva, Inc.	*	692	5,003
Concord Camera Corporation	*	572	2,671
Conexant Systems, Inc.	*	25,531	42,126
Cree, Inc.	*†	4,087	67,272
CTS Corporation		1,580	21,836
Cymer, Inc.	*	1,929	80,150
Cypress Semiconductor Corporation	*	8,257	153,167
DRS Technologies, Inc.		2,209	115,244
Dolby Laboratories, Inc. Class A	*	2,110	72,816
DSP Group, Inc.	*	1,884	35,796
EDO Corporation	†	1,198	31,388
Emcor Group, Inc.	*	1,704	100,502
Emcore Corporation	*†	2,929	14,645
EMS Technologies, Inc.	*	960	18,499
ESCO Technologies, Inc.	*	1,224	54,860
ESS Technology	*	1,759	2,252
Esterline Technologies Corporation	*	1,449	59,510
Evergreen Solar, Inc.	*†	4,720	46,020
Exar Corporation	*	1,759	23,289
Fairchild Semiconductor International, Inc.	*	6,664	111,422
Finisar Corporation	*†	14,726	51,541
Flir Systems, Inc.	*†	3,824	136,402
FSI International, Inc.	*	4,280	19,132
Garmin Ltd. (Cayman Islands)	†	6,153	333,185
Genesis Microchip, Inc.	*	3,330	30,936
HEI, Inc.	*	1,050	1,249
Herley Industries, Inc.	*	1,550	24,211
HI/FN, Inc.	*	1,882	$11,424
Hutchinson Technology, Inc.	*	1,150	26,852
Imation Corporation		1,665	67,233
Innovex, Inc.	*	1,922	3,460
Integrated Device Technology, Inc.	*	10,714	165,210
Integrated Silicon Solutions, Inc.	*	2,930	16,320
International Rectifier Corporation	*	3,821	146,000
Intersil Corporation Class A		7,024	186,066
IXYS Corporation	*	3,270	33,452
Kemet Corporation	*†	5,278	40,377
KVH Industries, Inc.	*	1,286	11,986
LaBarge, Inc.	*	950	12,350
Lattice Semiconductor Corporation	*	7,425	43,436
Lightpath Technologies, Inc. Class A	*†	1,527	9,315
MIPS Technologies, Inc. Class A	*	5,359	47,856
MRV Communications, Inc.	*	9,278	32,937
Magnetek, Inc.	*	4,586	23,113
Marvell Technology Group Ltd. (Bermuda)	*	23,510	395,203
Mattson Technology, Inc.	*	4,081	37,137
Maxwell Technologies, Inc.	*†	1,371	17,165
MEMC Electronics Materials, Inc.	*	9,382	568,362
Mercury Computer Systems, Inc.	*	2,443	33,884
Merix Corporation	*	2,175	17,878
Methode Electronics, Inc.		1,384	20,442
Micrel, Inc.	*	3,731	41,116
Microchip Technology, Inc.		10,890	386,922
Microsemi Corporation	*†	3,244	67,508
Mobility Electronics, Inc.	*	2,804	8,720
Moscow CableCom Corporation	*	1,900	24,035
MoSys, Inc.	*	3,592	30,173
Nashua Corporation	*	1,542	13,724
Nu Horizons Electronics Corporation	*	1,208	12,720
Omnivision Technologies, Inc.	*†	2,994	38,802
ON Semiconductor Corporation	*†	11,997	107,013
Oplink Communications, Inc.	*	1,808	32,490
Optelecom, Inc.	*†	819	6,708
OSI Systems, Inc.	*	867	22,923
Park Electrochemical Corporation		1,087	29,479
Pericom Semiconductor Corporation	*	2,254	22,044
Photronics, Inc.	*	1,989	30,929
Pixelworks, Inc.	*	2,467	4,071
Plexus Corporation	*	2,384	40,886
PLX Technology, Inc.	*	2,950	28,733
Power-One, Inc.	*	3,500	20,020
Quicklogic Corporation	*	4,080	11,465
RF Micro Devices, Inc.	*†	11,167	69,570
Rambus, Inc.	*	5,001	106,271
Raven Industries, Inc.		1,490	41,794
Research Frontiers, Inc.	*†	2,932	28,147
Rogers Corporation	*	803	35,613
Semtech Corporation	*	3,600	48,528
Sigmatel, Inc.	*	4,938	15,505
Sigmatron International, Inc.	*	283	2,471
Silicon Image, Inc.	*	4,319	35,243
Silicon Laboratories, Inc.	*†	2,865	85,721
Silicon Storage Technology, Inc.	*	7,634	37,636
Sirenza Microdevices, Inc.	*†	1,775	15,300
Sirf Technology Holdings, Inc.	*†	2,870	79,671
Skyworks Solutions, Inc.	*	9,613	55,275
Sonic Solutions, Inc.	*†	1,810	25,521

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Spansion LLC Class A	*	4,050	$49,369
Spectrum Control, Inc.	*	1,195	14,698
Spire Corporation	*†	210	2,337
Stratos International, Inc.	*	974	7,227
Sunpower Corporation Class A	*†	980	44,590
Sycamore Networks, Inc.	*	9,917	37,090
Synaptics, Inc.	*†	1,778	45,481
Technitrol, Inc.		2,766	72,442
Tegal Corporation	*	312	1,451
Teledyne Technologies, Inc.	*	1,729	64,734
Terabeam, Inc.	*	2,197	4,218
Tessera Technologies, Inc.	*†	2,581	102,569
Transmeta Corporation	*	8,599	4,901
Transwitch Corporation	*	2,483	3,948
Trident Microsystems, Inc.	*	3,040	60,982
Trimble Navigation Ltd.	*	5,818	156,155
Triquint Semiconductor, Inc.	*	8,519	42,595
TTM Technologies, Inc.	*	1,640	15,646
Tvia, Inc.	*	4,026	1,932
Tyler Technologies, Inc.	*	1,886	23,952
United Industrial Corporation Ltd.	†	540	29,808
Varian Semiconductor Equipment Associates, Inc.	*	3,242	173,058
Virage Logic Corporation	*	3,332	24,224
Vishay Intertechnology, Inc.	*	8,954	125,177
Volterra Semiconductor Corp.	*†	2,210	28,863
Zoran Corporation	*	2,411	41,035
			8,668,475
Energy—0.0%
First Solar, Inc.	*	901	46,861
Entertainment & Leisure—1.1%
Avid Technology, Inc.	*†	2,658	92,711
Bally Technologies, Inc.	*	3,012	71,023
Bally Total Fitness Holding Corporation	*	4,467	2,725
Blockbuster, Inc. Class A	*†	8,250	53,130
Callaway Golf Company		3,931	61,953
Cedar Fair, LP		2,480	70,829
Churchill Downs, Inc.		639	29,004
Discovery Holding Company Class A	*	14,930	285,611
Dover Downs Gaming & Entertainment, Inc.		1,687	21,729
Dover Motorsports, Inc.		1,645	8,636
DreamWorks Animation SKG, Inc. Class A	*†	2,800	85,624
Gaylord Entertainment Company	*	2,203	116,473
Hollywood Media Corporation	*	1,495	6,563
Image Entertainment, Inc.	*	300	1,257
International Speedway Corporation Class A		1,980	102,366
Jakks Pacific, Inc.	*†	1,625	38,837
K2, Inc.	*	2,544	30,757
Leapfrog Enterprises, Inc.	*†	1,262	13,503
Lenox Group, Inc.	*	1,340	8,817
Life Time Fitness, Inc.	*†	1,900	97,679
Live Nation, Inc.	*	3,900	86,034
Macrovision Corporation	*	2,884	72,244
Multimedia Games, Inc.	*†	2,902	34,534
National Lampoon, Inc.	*	3,300	6,204
Nautilus Group, Inc.	†	2,480	38,266
New Frontier Media, Inc.		2,079	18,711
Penn National Gaming, Inc.	*	4,216	178,843
Pinnacle Entertainment, Inc.	*	3,490	101,454
Pool Corporation	†	2,836	$101,529
RC2 Corporation	*	1,030	41,602
Regal Entertainment Group Class A		3,903	77,553
Shuffle Master, Inc.	*†	2,025	36,956
Six Flags, Inc.	*†	3,814	22,922
Speedway Motorsports, Inc.		650	25,187
Steinway Musical Instruments, Inc.		683	22,040
Warner Music Group Corporation		2,380	40,603
Westwood One, Inc.		3,878	26,642
WMS Industries, Inc.	*	1,850	72,594
World Wrestling Entertainment, Inc.		1,031	16,805
Youbet.com, Inc.	*	2,200	6,600
			2,226,550
Environmental—0.4%
Aetrium, Inc.	*	614	2,284
Analogic Corporation		884	55,586
Badger Meter, Inc.		880	23,364
Cohu, Inc.		1,889	35,513
Credence Systems Corporation	*	5,181	17,149
Dionex Corporation	*	1,031	70,221
Formfactor, Inc.	*	2,308	103,283
Frequency Electronics, Inc.		822	8,976
Itron, Inc.	*†	1,576	102,503
Ixia	*	2,330	21,669
Keithley Instruments, Inc.		2,170	33,179
LeCroy Corp.	*	2,720	22,712
LTX Corporation	*	2,405	14,719
MKS Instruments, Inc.	*	2,455	62,652
Measurement Specialties, Inc.	*	1,430	32,261
Mine Safety Appliances Company		1,445	60,777
MTS Systems Corporation		893	34,684
OI Corporation		1,600	18,360
Orbit International Corporation	*	2,812	21,765
Photon Dynamics, Inc.	*	2,009	25,333
Rudolph Technologies, Inc.	*	1,206	21,033
Therma-Wave, Inc.	*	758	1,175
Thermogenesis	*	4,317	15,714
Veeco Instruments, Inc.	*	1,295	25,252
White Electronic Designs Corporation	*	2,284	15,211
X-Rite, Inc.		2,441	31,611
			876,986
Financial Services—5.2%
Accredited Home Lenders Holding Company	*†	1,353	12,542
Affiliated Managers Group	*†	1,729	187,337
AG Edwards, Inc.		4,032	278,934
AllianceBernstein Holding, LP		1,250	110,625
Ampal American Israel Corporation Class A	*	1,392	6,111
Berkshire Hathaway, Inc. Class A	*†	56	6,103,440
BlackRock, Inc.		826	129,112
Calamos Asset Management, Inc. Class A		1,520	33,926
Cardiac Science Corp.	*	1,600	14,640
Catskill Litigation Trust	*‡d	583	—
Cbot Holdings, Inc. Class A	*	1,975	358,462
CharterMac	†	2,735	52,922
Cherokee, Inc.		995	42,845
Diamond Hill Investment Group, Inc.	*	649	63,284
Doral Financial Corporation (Puerto Rico)	*†	11,708	19,201
Eaton Vance Corporation		7,322	260,956
First Cash Financial Services, Inc.	*	2,180	48,570
GAMCO Investors, Inc. Class A		1,039	45,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
IntercontinentalExchange, Inc.	*†	3,601	$440,078
International Securities Exchange Holding, Inc.		2,250	109,800
Investment Technology Group, Inc.	*	2,429	95,217
Jefferies Group, Inc.		6,118	177,116
Kent Financial Services, Inc.	*	2,200	4,972
Knight Capital Group, Inc. Class A	*	5,980	94,723
LaBranche & Company, Inc.	*†	2,588	21,118
Lazard Ltd. Class A (Bermuda)		3,165	158,820
MarketAxess Holdings, Inc.	*	2,620	43,859
Nasdaq Stock Market Inc.	*	5,340	157,049
Navidec Financial Services, Inc.	‡d	2,120	—
NexCen Brands, Inc.	*	4,629	45,920
Nuveen Investments, Inc. Class A		4,394	207,836
NYSE Group, Inc.	*†	2,880	270,000
optionsXpress Holdings, Inc.		2,900	68,266
Piper Jaffray Companies	*	1,140	70,612
Raymond James Financial, Inc.		5,156	153,443
SEI Investments Company		3,949	237,848
Siebert Financial Corporation		1,470	5,542
Stifel Financial Corporation	*†	640	28,352
Superior Bancorp	†	2,915	31,482
SWS Group, Inc.		1,323	32,824
TD Ameritrade Holding Corporation	*†	13,534	201,386
Value Line, Inc.		573	27,389
Waddell & Reed Financial, Inc. Class A	†	4,862	113,382
Westwood Holdings Group, Inc.		1,768	40,682
			10,605,643
Food Retailers—0.2%
Arden Group, Inc. Class A		260	34,710
Panera Bread Company Class A	*†	1,900	112,214
Pantry, Inc. (The)	*	1,200	54,264
Pathmark Stores, Inc.	*	2,510	32,128
Ruddick Corporation		1,968	59,197
Weis Markets, Inc.		852	38,084
Wild Oats Markets, Inc.	*	2,360	42,952
Winn-Dixie Stores, Inc.	*†	1,888	33,323
			406,872
Forest Products & Paper—0.6%
American Woodmark Corporation	†	800	29,408
Bowater, Inc.	†	2,910	69,316
Buckeye Technologies, Inc.	*	2,191	28,439
Caraustar Industries, Inc.	*	4,270	26,816
Chesapeake Corporation		927	13,998
Deltic Timber Corporation		724	34,723
Domtar Corporation	*†	28,000	260,680
Glatfelter		1,741	25,958
Graphic Packaging Corporation	*	5,000	23,700
Neenah Paper, Inc.		890	35,369
Packaging Corporation of America		3,760	91,744
Playtex Products, Inc.	*	4,060	55,094
Pope & Talbot, Inc.	*†	4,095	27,641
Rock-Tenn Company Class A		2,040	67,728
Schweitzer-Mauduit International, Inc.		724	17,991
Smurfit-Stone Container Corporation	*	12,843	144,612
United Stationers, Inc.	*	1,499	89,820
Universal Forest Products, Inc.		1,040	51,532
Wausau Paper Corporation		1,903	27,327
			1,121,896
Health Care Providers—1.8%
Alliance Imaging, Inc.	*	1,820	$15,889
Amedisys, Inc.	*†	1,493	48,418
America Service Group, Inc.	*	590	9,835
American Dental Partners, Inc.	*	720	15,646
Amsurg Corporation	*†	2,315	56,694
Apria Healthcare Group, Inc.	*	2,542	81,979
Bio-Reference Labs, Inc.	*	1,000	25,400
Brookdale Senior Living, Inc.	†	3,000	133,980
Community Health Systems, Inc.	*	5,293	186,578
Covance, Inc.	*	3,560	211,250
Cross Country Healthcare, Inc.	*	1,340	24,428
CryoLife, Inc.	*	4,037	33,951
DaVita, Inc.	*	5,661	301,845
Edwards Lifesciences Corporation	*†	3,260	165,282
Enzo Biochem, Inc.	*†	1,353	20,403
Enzon Pharmaceuticals, Inc.	*†	4,016	32,730
Five Star Quality Care, Inc.	*†	1,700	17,476
Genesis HealthCare Corporation	*	1,285	81,096
Gentiva Health Services, Inc.	*	2,330	46,996
Health Management Associates, Inc. Class A		12,732	138,397
Healthsouth Corp.	*†	4,740	99,587
Healthways, Inc.	*†	2,272	106,216
Hooper Holmes, Inc.	*	4,139	18,501
Immunomedics, Inc.	*†	6,421	29,408
Interleukin Genetics, Inc.	*	2,825	12,373
Kindred Healthcare, Inc.	*	2,053	67,297
LCA-Vision, Inc.	†	1,453	59,849
LifePoint Hospitals, Inc.	*	3,289	125,706
Lincare Holdings, Inc.	*	5,127	187,905
Matria Healthcare, Inc.	*†	1,270	33,477
National Healthcare Corporation		431	21,972
NovaMed, Inc.	*	1,250	8,100
Odyssey HealthCare, Inc.	*	3,093	40,611
Pediatrix Medical Group, Inc.	*	2,502	142,764
Psychemedics Corporation		902	15,289
Psychiatric Solutions, Inc.	*	3,032	122,220
RehabCare Group, Inc.	*	1,590	25,233
Sierra Health Services, Inc.	*	2,976	122,522
Sunrise Senior Living, Inc.	*†	2,650	104,728
Symbion, Inc.	*	1,435	28,140
Triad Hospitals, Inc.	*	4,704	245,784
U.S. Physical Therapy, Inc.	*	610	8,491
United Surgical Partners International, Inc.	*	2,394	73,759
Universal Health Services, Inc. Class B		2,594	148,532
VCA Antech, Inc.	*†	4,674	169,713
VistaCare, Inc. Class A	*†	1,962	17,069
			3,683,519
Heavy Construction—0.4%
Blount International, Inc.	*	2,743	34,150
Foster Wheeler Ltd. (Bermuda)	*	3,660	213,707
Granite Construction, Inc.		1,890	104,441
Hovnanian Enterprises, Inc.	*†	2,128	53,540
Levitt Corporation Class A		2,063	19,207
M/I Homes, Inc.	†	611	16,222
McDermott International, Inc.	*	5,958	291,823
McGrath Rentcorp	†	1,646	52,129
Team, Inc.	*	1,190	45,398
WCI Communities, Inc.	*†	1,922	41,015
			871,632

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Heavy Machinery—3.0%
Ablest, Inc.	*	850	$6,277
Actuant Corporation Class A	†	1,661	84,312
Agco Corporation	*	4,908	181,449
Ampco-Pittsburgh Corporation		986	28,486
Applied Industrial Technologies, Inc.		2,058	50,483
Astec Industries, Inc.	*	1,322	53,210
ASV, Inc.	*†	1,340	20,448
Asyst Technologies, Inc.	*	3,243	22,798
Axcelis Technologies, Inc.	*	6,926	52,915
Briggs & Stratton Corporation		2,482	76,570
Brooks Automation, Inc.	*	4,415	75,717
Bucyrus International, Inc. Class A	†	1,845	95,017
Cameron International Corporation	*	5,993	376,300
Cascade Corporation		510	30,503
Columbus McKinnon Corporation	*	880	19,703
Curtiss-Wright Corporation		2,512	96,812
Donaldson Company, Inc.		3,870	139,707
Dresser-Rand Group, Inc.	*	3,390	103,259
Dril-Quip, Inc.	*	1,536	66,478
Dycom Industries, Inc.	*	2,716	70,779
Electroglas, Inc.	*	3,991	8,461
EnPro Industries, Inc.	*†	981	35,365
Entegris, Inc.	*†	5,738	61,397
Flow International Corporation	*†	1,650	17,721
Flowserve Corporation		2,865	163,849
FMC Technologies, Inc.	*	3,721	259,577
Gardner Denver, Inc.	*	2,716	94,653
Goodman Global, Inc.	*	2,520	44,402
Gorman-Rupp Company		1,512	48,429
Graco, Inc.		3,574	139,958
Grant Prideco, Inc.	*	7,014	349,578
Hurco Companies, Inc.	*	750	32,137
Hydril	*	1,025	98,646
Idex Corporation		3,023	153,810
Insituform Technologies, Inc. Class A	*†	2,053	42,682
Intermec, Inc.	*†	2,374	53,035
Intevac, Inc.	*	1,300	34,281
Joy Global, Inc.		6,515	279,493
Kadant, Inc.	*	722	18,310
Kaydon Corporation		1,423	60,563
Kennametal, Inc.		1,999	135,152
Knight Transportation, Inc.	†	3,878	69,106
Kulicke and Soffa Industries, Inc.	*	4,089	37,823
Lam Research Corporation	*	7,456	352,967
Layne Christensen Company	*	1,240	45,161
Lennox International, Inc.		3,657	130,555
Lindsay Corporation	†	516	16,404
Lufkin Industries, Inc.		810	45,506
Manitowoc Company		3,284	208,633
Matrix Service Company	*	1,379	27,897
Middleby Corporation	*†	490	64,602
Modine Manufacturing Company		1,658	37,968
NACCO Industries, Inc. Class A		310	42,597
NATCO Group, Inc. Class A	*	1,320	45,038
NN, Inc.		2,240	27,978
Nordson Corporation		1,942	90,225
Oil States International, Inc.	*†	2,587	83,017
Paragon Technologies, Inc.	*	900	5,148
Pentair, Inc.		5,378	167,578
Robbins & Myers, Inc.	†	868	$32,368
Sauer-Danfoss, Inc.		832	25,043
Semitool, Inc.	*	2,320	30,160
SPX Corporation		3,164	222,113
Standex International Corporation		724	20,641
Tecumseh Products Company Class A	*	1,703	17,149
Tennant Company		795	25,035
Timken Company		4,343	131,636
Toro Company		2,170	111,191
TurboChef Technologies, Inc.	*†	994	15,129
Ultratech, Inc.	*	2,462	33,508
Watsco, Inc.	†	1,193	60,927
Willis Lease Finance Corporation	*	1,234	12,723
WJ Communications, Inc.	*	4,940	8,546
Woodward Governor Company		1,794	73,859
			6,100,953
Home Construction, Furnishings & Appliances—1.1%
American Technology Corporation	*	3,686	14,670
Bassett Furniture Industries, Inc.		610	8,979
Beazer Homes USA, Inc.	†	2,117	61,457
Brookfield Homes Corporation	†	858	27,542
Cavco Industries, Inc.	*	470	16,427
Dominion Homes, Inc.	*†	650	2,906
DTS, Inc.	*	1,605	38,889
Ethan Allen Interiors, Inc.	†	1,551	54,812
Fossil, Inc.	*	2,864	75,810
Furniture Brands International, Inc.	†	2,392	37,746
Gemstar-TV Guide International, Inc.	*	12,602	52,802
Helen of Troy Ltd.	*	1,333	30,272
Herman Miller, Inc.		3,686	123,444
HNI Corporation		2,371	108,900
Jarden Corporation	*†	3,886	148,834
Kimball International, Inc. Class B		1,500	28,920
Kinetic Concepts, Inc.	*	2,885	146,096
La-Z-Boy, Inc.	†	2,895	35,840
MDC Holdings, Inc.	†	1,861	89,458
Meritage Homes Corporation	*†	1,260	40,471
Movado Group, Inc.		878	25,857
National Presto Industries, Inc.		656	40,436
NVR, Inc.	*†	289	192,185
Palm Harbor Homes, Inc.	*†	1,182	16,950
Parkervision, Inc.	*†	2,943	38,877
Ryland Group, Inc.	†	2,332	98,387
Salton, Inc.	*†	702	1,685
Sealy Corporation		2,640	46,147
Select Comfort Corporation	*†	3,139	55,874
Skyline Corporation		918	30,973
Standard-Pacific Corporation	†	3,368	70,290
Steelcase, Inc. Class A		3,092	61,500
Technical Olympic USA, Inc.	†	1,663	6,635
Tempur-Pedic International, Inc.	†	3,957	102,842
Toll Brothers, Inc.	*†	6,652	182,132
Virco Manufacturing Corporation	*	799	5,393
Walter Industries, Inc.		3,281	81,205
			2,201,643
Household Products—0.3%
Apogee Enterprises, Inc.		2,250	45,090
Charles & Colvard Ltd.	†	693	4,352
Ferro Corporation		2,588	55,927
Gentex Corporation	†	8,026	130,423

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Kronos Worldwide, Inc.	235	$7,616
RPM, Inc.	6,623	152,991
Valspar Corporation	5,236	145,718
		542,117
Industrial—Diversified—0.2%
Blyth, Inc.	1,380	29,132
Lydall, Inc. *	2,150	34,164
Progressive Gaming International Corporation *†	3,090	13,905
Roper Industries, Inc.	4,650	255,192
Russ Berrie & Company, Inc. *	1,157	16,314
		348,707
Insurance—5.0%
21st Century Insurance Group	1,500	31,800
Alfa Corporation	2,608	48,196
Alleghany Corporation *	301	112,416
Allied World Assurance Holdings Ltd./Bermuda (Bermuda)	2,150	91,913
American Financial Group, Inc.	4,025	137,011
American Independence Corporation *	430	4,506
American National Insurance	646	82,643
American Physicians Capital, Inc. *	1,201	48,136
Amerigroup Corporation *†	3,202	97,341
Arch Capital Group Ltd. (Bermuda) *	2,388	162,885
Argonaut Group, Inc. *	1,948	63,037
Arthur J. Gallagher & Company †	5,500	155,815
Aspen Insurance Holdings Ltd. (Bermuda)	3,650	95,667
Assurant, Inc.	5,428	291,104
Assured Guaranty Ltd. (Bermuda)	2,400	65,568
Axis Capital Holdings Ltd. (Bermuda)	7,891	267,189
Baldwin & Lyons, Inc. Class B	946	24,076
Bristol West Holdings, Inc.	1,516	33,610
Brown & Brown, Inc. †	6,208	167,740
Centene Corporation *	2,702	56,715
Citizens, Inc., TX *	2,504	18,304
CNA Financial Corporation *	1,492	64,290
CNA Surety Corporation *	1,486	31,355
Commerce Group, Inc.	3,426	102,917
Conseco, Inc. *†	8,350	144,455
Covanta Holding Corporation *	5,490	121,768
Crawford & Company Class B	1,891	10,968
Delphi Financial Group, Inc. Class A	2,472	99,449
Direct General Corporation	1,040	22,110
Donegal Group, Inc. Class B	759	13,336
EMC Insurance Group, Inc.	1,041	26,858
Employers Holdings, Inc. *	3,690	73,874
Endurance Specialty Holdings Ltd. (Bermuda)	3,190	114,011
Erie Indemnity Company Class A	2,764	145,856
Everest Re Group Ltd. (Bermuda)	3,540	340,442
FBL Financial Group, Inc. Class A	558	21,835
Fidelity National Financial Inc.	12,116	290,905
First American Corporation	4,630	234,834
FPIC Insurance Group, Inc. *	1,050	46,904
GAINSCO, INC. *	156	1,037
Great American Financial Resources, Inc.	807	19,755
Hanover Insurance Group (The), Inc.	2,807	129,459
Harleysville Group, Inc.	1,278	41,522
HCC Insurance Holdings, Inc. †	5,845	$180,026
Health Net, Inc. *	6,553	352,617
HealthExtras, Inc. *	1,865	53,675
Healthspring, Inc. *	3,130	73,712
Hilb Rogal & Hobbs Company	2,055	100,798
Horace Mann Educators Corporation	3,101	63,726
Independence Holding Company	963	20,839
Infinity Property & Casualty Corporation	1,280	59,981
IPC Holdings Ltd. (Bermuda)	3,640	105,014
Kansas City Life Insurance Company	903	40,635
KMG America Corporation *	1,550	7,177
Landamerica Financial Group, Inc.	1,087	80,340
Leucadia National Corporation	8,707	256,160
Markel Corporation *	553	268,111
Max Re Capital Ltd. (Bermuda)	3,010	76,695
Mercury General Corporation	1,239	65,717
Molina Healthcare, Inc. *	1,190	36,402
Montpelier Re Holdings Ltd. (Bermuda) †	5,770	100,052
National Financial Partners Corporation	1,846	86,596
Nationwide Financial Services Class A	2,955	159,156
Navigators Group, Inc. *	939	47,110
Odyssey Re Holdings Corporation	1,306	51,339
Ohio Casualty Corporation	3,516	105,304
Old Republic International Corporation	10,926	241,683
PMI Group, Inc. (The)	4,609	208,419
PartnerRe Ltd. (Bermuda) †	2,930	200,822
Penn Treaty American Corporation *	1,630	9,862
Philadelphia Consolidated Holding Corporation *	3,592	158,012
Phoenix Companies, Inc. (The)	5,407	75,049
Platinum Underwriters Holdings Ltd. (Bermuda)	3,482	111,703
PMA Capital Corporation Class A *	1,826	17,146
Presidential Life Corporation	1,145	22,579
ProAssurance Corporation *	1,678	85,830
Protective Life Corporation	3,201	140,972
PXRE Group Ltd. (Bermuda) *	6,210	29,808
Radian Group, Inc.	4,461	244,820
Reinsurance Group of America, Inc.	1,541	88,947
RenaissanceRe Holdings Ltd. (Bermuda)	3,391	170,025
RLI Corporation †	1,164	63,939
Safety Insurance Group, Inc.	1,040	41,725
Scottish Re Group Ltd.	2,970	11,939
SCPIE Holdings, Inc. *	690	15,663
Security Capital Assurance Ltd. (Bermuda)	3,044	85,932
Selective Insurance Group	3,400	86,564
Stancorp Financial Group, Inc.	3,000	147,510
State Auto Financial Corporation	958	30,781
Stewart Information Services Corporation	879	36,733
Tower Group, Inc.	1,200	38,664
Transatlantic Holdings, Inc.	1,615	105,169
Triad Guaranty, Inc. *†	692	28,656
United American Healthcare Corporation *†	4,252	21,600
United Fire & Casualty Company	1,472	51,711
Unitrin, Inc.	2,357	110,944

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal American Financial Corporation	*	2,892	$56,047
USI Holdings Corporation	*	2,330	39,261
WellCare Health Plans, Inc.	*	1,980	168,795
Wesco Financial Corporation		63	28,980
White Mountains Insurance Group Ltd.		422	239,063
WR Berkley Corporation		9,970	330,206
Zenith National Insurance Corporation		2,253	106,499
			10,196,852
Lodging—1.1%
Ameristar Casinos, Inc.		1,420	45,596
Bluegreen Corporation	*	1,800	20,322
Boyd Gaming Corporation		3,089	147,160
Choice Hotels International, Inc.		2,346	83,119
Empire Resorts, Inc.	*	2,513	23,597
International Leisure Hosts Ltd.	*	1,200	8,400
Isle of Capri Casinos, Inc.	*	1,251	32,051
Las Vegas Sands Corporation	*	5,707	494,283
MGM MIRAGE	*	6,503	452,089
Marcus Corporation		1,805	41,984
Monarch Casino & Resort, Inc.	*	700	18,200
Morgans Hotel Group Company	*	2,390	50,214
MTR Gaming Group, Inc.	*	1,340	17,527
Orient-Express Hotels Ltd. Class A (Bermuda)		2,340	139,979
Station Casinos, Inc.		2,395	207,335
Trump Entertainment Resorts, Inc.	*	2,320	41,922
Vail Resorts, Inc.	*†	1,491	81,006
Wynn Resorts Ltd.	†	4,265	404,578
			2,309,362
Media—Broadcasting & Publishing—2.9%
4Kids Entertainment, Inc.	*	646	12,222
Acme Communications, Inc.		1,200	6,840
American Greetings Corporation Class A		3,420	79,378
Beasley Broadcasting Group, Inc. Class A		1,150	9,741
Belo Corporation Class A		4,881	91,128
Cablevision Systems Corporation Class A		12,494	380,192
Charter Communications, Inc. Class A	*†	28,067	78,307
Citadel Broadcasting Corporation		3,126	29,728
COX Radio, Inc. Class A	*	1,753	23,928
Crown Media Holdings, Inc.	*	4,399	23,447
CSS Industries, Inc.		420	15,742
Cumulus Media, Inc. Class A	*†	3,854	36,151
EchoStar Communications Corporation Class A	*	11,707	508,435
Emmis Communications Corporation Class A	†	2,035	17,175
Entercom Communications Corporation		1,873	52,781
Entravision Communications Corporation Class A	*	2,853	26,647
Gray Television, Inc.		3,878	40,409
Handleman Company	†	3,857	26,883
Harte-Hanks, Inc.		2,959	81,639
Hearst-Argyle Television, Inc.		1,654	44,972
Idearc, Inc.		7,860	275,886
ION Media Networks, Inc.	*	6,180	8,219
John Wiley & Sons Class A		2,491	94,060
Journal Communications, Inc. Class A		3,220	$42,214
Journal Register Company		3,158	18,822
Lee Enterprises, Inc.		2,744	82,457
Liberty Global, Inc. Class C	*	1,820	55,765
Liberty Global, Inc. Class A	*	18,826	619,940
Liberty Media Corporation Interactive Class A	*	36,978	880,816
Liberty Media Holdings Corporation Capital Class A	*	7,378	815,933
LIN TV Corporation Class A	*	1,255	19,955
Lodgenet Entertainment Corporation	*	1,250	38,400
Martha Stewart Living Omnimedia Class A	†	1,860	31,639
McClatchy Company Class A		2,716	85,853
Media General, Inc. Class A		953	36,366
Mediacom Communications Corporation	*	3,433	27,945
Playboy Enterprises, Inc. Class B	*	1,251	12,873
Primedia, Inc.	*	9,053	24,081
Radio One, Inc. Class A	*	4,327	27,996
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	3,610	11,624
RH Donnelley Corporation		4,065	288,168
Salem Communications Corporation Class A		850	10,625
Scholastic Corporation	*	2,095	65,155
Sinclair Broadcast Group, Inc. Class A		4,220	65,199
Spanish Broadcasting System, Inc. Class A	*	4,320	17,280
Speedus Corporation	*	4,207	5,175
Sun-Times Media Group, Inc. Class A		2,614	12,965
Time Warner Cable, Inc. Class A	*	7,400	277,278
Tivo, Inc.	*†	5,766	36,614
Triple Crown Media, Inc.	*	183	1,535
Washington Post Class B		308	235,158
Worldgate Communications	*	3,160	2,212
Young Broadcasting, Inc. Class A	*	831	3,357
			5,817,310
Medical Supplies—2.8%
Abaxis, Inc.	*†	1,864	45,426
Abiomed, Inc.	*†	2,606	35,598
Advanced Medical Optics, Inc.	*†	3,424	127,373
Align Technology, Inc.	*†	4,029	63,900
American Medical Systems Holdings, Inc.	*	3,920	82,986
American Science & Engineering, Inc.	*	530	27,915
Angiodynamics, Inc.	*	1,300	21,957
Arrow International, Inc.		1,266	40,715
ArthoCare Corporation	*†	1,902	68,548
Aspect Medical Systems, Inc.	*	680	10,601
Avigen, Inc.	*	3,880	25,181
Axsys Technologies, Inc.	*	885	13,965
Beckman Coulter, Inc.		3,283	209,751
Bioject Medical Technologies, Inc.	*	4,491	5,479
Biolase Technology, Inc.	*†	3,105	30,212
Bio-Rad Laboratories, Inc. Class A	*	1,078	75,288
Biosite, Inc.	*	1,025	86,069
BioVeris Corporation	*	3,172	42,156
Bruker BioSciences Corporation	*	4,130	43,448
Candela Corporation	*	2,794	31,907
Cantel Medical Corporation	*	1,690	26,009

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cardiodynamics International Corporation	*	1,872	$1,591
Cepheid, Inc.	*	4,050	48,114
Cerus Corporation	*	3,201	21,607
Chindex International, Inc.	*	549	9,564
Clarient, Inc.	*	3,308	7,311
Coherent, Inc.	*	1,268	40,246
Conceptus, Inc.	*	1,047	20,940
Conmed Corporation	*	1,363	39,840
Cooper Companies, Inc.		2,268	110,270
Cyberonics, Inc.	*†	956	17,954
Dade Behring Holdings, Inc.		4,512	197,851
Datascope Corporation		557	20,158
Dentsply International, Inc.		7,270	238,093
Depomed, Inc.	*†	2,500	8,925
DJO, Inc.	*	1,370	51,923
Endologix, Inc.	*	1,350	5,306
EP Medsystems, Inc.	*	5,240	9,275
ev3, Inc.	*†	1,174	23,128
Excel Technology, Inc.	*	562	15,359
Faro Technologies, Inc.	*	614	17,726
FEI Company	*†	2,138	77,096
Foxhollow Technologies, Inc.	*	1,490	31,126
Haemonetics Corporation	*	1,508	70,499
Hanger Orthopedic Group, Inc.	*	3,263	38,079
HealthTronics Surgical Services, Inc.	*	2,530	13,637
Hillenbrand Industries, Inc.		3,107	184,463
Hologic, Inc.	*†	3,044	175,456
ICU Medical, Inc.	*	1,096	42,963
I-Flow Corporation	*	2,590	38,177
II-VI, Inc.	*	1,404	47,525
Illumina, Inc.	*†	2,846	83,388
Input/Output, Inc.	*†	3,597	49,567
Integra LifeSciences Holdings Corporation	*†	1,190	54,240
Intest Corporation	*	950	4,275
Intuitive Surgical, Inc.	*†	1,970	239,493
Invacare Corporation		1,874	32,683
IRIS International, Inc.	*	2,570	35,852
Kensey Nash Corporation	*	867	26,444
Kopin Corporation	*	5,031	17,005
Kyphon, Inc.	*	2,504	113,031
L-1 Identity Solutions, Inc.	*†	3,366	55,573
Meade Instruments Corporation	*	1,640	4,034
Mechanical Technology, Inc.	*	5,237	8,117
Medical Action Industries, Inc.	*	1,860	44,454
Medwave, Inc.	*	2,500	675
Mentor Corporation	†	2,401	110,446
Merit Medical Systems, Inc.	*	2,509	31,488
Mesa Laboratories, Inc.		1,200	22,746
Mettler-Toledo International, Inc.	*	1,982	177,528
Microtek Medical Holdings, Inc.	*	4,250	20,230
Nanogen, Inc.	*	2,280	2,918
Newport Corporation	*	1,615	26,438
Nyer Medical Group, Inc.	*	2,533	5,345
Oakley, Inc.		1,411	28,418
Orthologic Corporation	*	1,517	2,367
Osteotech, Inc.	*	1,499	11,452
Owens & Minor, Inc.		2,163	79,447
OYO Geospace Corporation	*	550	39,006
PSS World Medical, Inc.	*	3,574	75,554
Palomar Medical Technologies, Inc.	*†	1,117	44,624
PolyMedica Corporation	†	1,350	57,146
Q-Med, Inc.	*	1,635	7,243
Resmed, Inc.	*†	4,224	$212,763
Respironics, Inc.	*	4,002	168,044
Rofin-Sinar Technologies, Inc.	*	880	52,078
Sirona Dental Systems, Inc.	†	1,040	35,838
Somanetics Corporation	*	1,572	31,346
SonoSite, Inc.	*	930	26,282
Spectranetics Corporation	*	3,376	36,123
Staar Surgical Company	*	2,688	14,811
Steris Corporation		3,357	89,162
Synovis Life Technologies, Inc.	*	957	12,939
Techne Corporation	*	2,057	117,455
Theragenics Corporation	*	5,822	36,446
Thoratec Corporation	*	3,337	69,743
Urologix, Inc.	*	1,050	3,182
Varian, Inc.	*	1,744	101,605
Ventana Medical Systems, Inc.	*	1,826	76,509
Viasys Healthcare, Inc.	*†	2,051	69,713
Vital Signs, Inc.		635	33,007
Vivus, Inc.	*	4,800	24,624
Wright Medical Group, Inc.	*	2,180	48,592
Young Innovations, Inc.		677	18,428
Zoll Medical Corporation	*	1,232	32,833
Zygo Corporation	*	967	15,482
			5,576,918
Metals—2.6%
AK Steel Holding Corporation	*	5,909	138,212
Ameron International Corporation		543	35,762
Aptargroup, Inc.	†	1,855	124,155
Brush Engineered Materials, Inc.	*	1,122	54,383
Carpenter Technology Corporation		1,342	162,060
Century Aluminum Company	*	1,385	64,929
Chaparral Steel Company		2,232	129,835
Circor International, Inc.		711	25,383
Cleveland-Cliffs, Inc.	†	2,200	140,822
Commercial Metals Company		6,540	205,029
Commercial Vehicle Group, Inc.	*	1,280	26,368
Commscope, Inc.	*	3,323	142,557
Couer D’alene Mines Corporation	*	14,006	57,565
Crane Company		2,830	114,389
Encore Wire Corporation	†	810	20,509
General Cable Corporation	*	2,952	157,725
Gibraltar Industries, Inc.		1,868	42,254
Griffon Corporation	*	1,288	31,878
Hecla Mining Company	*	8,305	75,243
Hubbell, Inc. Class B		2,939	141,777
Insteel Industries, Inc.		1,400	23,506
International Aluminum Corporation		686	36,324
Kaiser Aluminum Corporation	*	1,080	84,240
Ladish Company, Inc.	*	970	36,511
Lone Star Technologies, Inc.	*	1,688	111,459
Material Sciences Corporation	*	780	7,784
Matthews International Corporation Class A	†	1,783	72,568
MAXXAM, Inc.	*	857	25,676
Meridian Gold, Inc. (Canada)	*	5,310	135,564
Mueller Industries, Inc.		2,172	65,377
Mueller Water Products, Inc. Class A	†	2,460	33,973
Mueller Water Products, Inc. Class B		4,149	55,555
NCI Building Systems, Inc.	*	1,232	58,816
Olympic Steel, Inc.		630	19,524
Optical Cable Corporation	*	241	1,282
Precision Castparts Corporation		7,436	773,716
Quanex Corporation		2,061	87,283

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Reliance Steel & Aluminum Company	†	3,368	$163,011
Royal Gold, Inc.		1,154	34,735
RTI International Metals, Inc.	*	1,370	124,684
Ryerson Inc.	†	1,471	58,281
Schnitzer Steel Industries, Inc. Class A		1,484	59,612
Shiloh Industries, Inc.		1,441	16,254
Simpson Manufacturing Company, Inc.	†	2,036	62,790
Southern Copper Corporation	†	4,204	301,259
Steel Dynamics, Inc.		5,382	232,502
Steel Technologies, Inc.		1,390	41,116
Stillwater Mining Company	*	2,228	28,273
Sturm, Ruger & Company, Inc.	*	2,146	28,864
Superior Telecom, Inc.	*‡d	2,014	—
Taser International, Inc.	*†	4,142	33,260
Texas Industries, Inc.		1,446	109,216
Titanium Metals Corporation	*†	7,344	263,499
Tredegar Corporation		1,607	36,624
Valmont Industries, Inc.		1,162	67,198
Watts Water Technologies, Inc. Class A		1,646	62,597
Wheeling-Pittsburgh Corporation	*	860	20,373
Worthington Industries, Inc.	†	4,120	84,790
			5,348,931
Oil & Gas—8.1%
Abraxas Petroleum Corporation	*	2,400	7,800
Adams Resources & Energy, Inc.		1,462	53,597
AGL Resources, Inc.		3,796	162,165
Apco Argentina, Inc. (Cayman Islands)		622	58,798
Arena Resources, Inc.	*	1,140	57,137
Atlas America, Inc.	*	1,255	70,895
Atmos Energy Corporation		4,652	145,515
ATP Oil & Gas Corporation	*†	1,355	50,948
Atwood Oceanics, Inc.	*†	1,662	97,543
Aurora Oil & Gas Corporation	*	3,600	9,396
Basic Energy Services, Inc.	*	620	14,446
Berry Petroleum Company Class A		2,362	72,419
Bill Barrett Corporation	*†	1,570	50,884
Blue Dolphin Energy Company	*†	3,650	15,038
Boardwalk Pipeline Partners, LP		2,501	92,162
BP Prudhoe Bay Royalty Trust	†	1,205	80,108
Buckeye Partners, LP		2,228	110,821
Cabot Oil & Gas Corporation		2,685	180,754
Callon Petroleum Company	*	1,600	21,712
Cano Petroleum, Inc.	*	2,030	9,176
Carrizo Oil & Gas, Inc.	*	1,600	55,936
Cascade Natural Gas Corporation		1,459	38,445
Cheniere Energy, Inc.	*†	2,680	83,482
Chesapeake Utilities Corporation		1,039	32,147
Cimarex Energy Company		4,625	171,217
Clayton Williams Energy, Inc.	*	550	15,604
CNX Gas Corporation	*†	1,450	41,079
Complete Production Services, Inc.	*†	2,350	46,789
Comstock Resources, Inc.	*	2,330	63,795
Contango Oil & Gas Company	*	1,270	27,877
Copano Energy LLC		624	42,732
CREDO Petroleum Corporation	*	700	9,541
Cross Timbers Royalty Trust		833	34,953
Crosstex Energy, Inc.		3,380	97,175
Dawson Geophysical Company	*	930	46,063
DCP Midstream Partners, LP		630	24,633
Delta Natural Gas Company, Inc.		380	$9,500
Delta Petroleum Corporation	*†	2,809	64,495
Denbury Resources, Inc.	*	6,546	195,005
Diamond Offshore Drilling, Inc.		3,374	273,125
Dorchester Minerals, LP		1,880	41,379
Edge Petroleum Corporation	*†	1,670	20,908
Electro-Sensors, Inc.	*	2,581	13,937
Enbridge Energy Partners, LP		2,367	132,292
Encore Acquisition Company	*†	2,537	61,370
Energen Corporation		3,704	188,497
Energy Partners Ltd.	*†	1,758	31,908
Energy Transfer Equity, LP		6,557	240,642
Energy Transfer Partners, LP		4,299	250,460
EnergySouth, Inc.		520	21,804
Enterprise Products Partners, LP	†	14,500	461,100
Equitable Resources, Inc.		6,074	293,496
EXCO Resources, Inc.	*	5,400	89,532
Exploration Company of Delaware, Inc. (The)	*	3,031	32,886
Forest Oil Corporation	*†	3,008	100,377
Frontier Oil Corporation		6,386	208,439
FX Energy, Inc.	*	2,797	21,201
Giant Industries, Inc.	*	966	73,078
Global Industries Ltd.	*	4,499	82,287
GlobalSantaFe Corporation		12,717	784,385
Grey Wolf, Inc.	*†	10,142	67,951
Hanover Compressor Company	*†	5,137	114,298
Harvest Natural Resources, Inc.	*	3,340	32,532
Headwaters, Inc.	*†	2,476	54,101
Helix Energy Solutions Group, Inc.	*	4,903	182,833
Helmerich & Payne, Inc.		5,526	167,659
Hercules Offshore, Inc.	*†	2,180	57,247
Holly Corporation		2,856	169,361
Holly Energy Partners, LP	†	670	31,229
Houston Exploration Company	*	1,393	75,152
Hugoton Royalty Trust		2,065	51,997
Kinder Morgan Energy Partners, LP	†	7,360	387,725
Kinder Morgan Management LLC	*†	3,489	178,776
Laclede Group, Inc. (The)		1,025	31,857
Magellan Midstream Partners	†	3,920	183,456
Mariner Energy, Inc.	*	3,899	74,588
Markwest Energy Partners, LP		1,360	48,280
Markwest Hydrocarbon, Inc.		1,182	73,284
McMoRan Exploration Company	*	2,210	30,299
MDU Resources Group, Inc.		9,309	267,541
Meridian Resource Corporation	*	11,330	27,305
Metretek Technologies, Inc.	*	2,650	35,351
National Fuel Gas Company		4,182	180,913
New Jersey Resources Corporation		1,541	77,127
Newfield Exploration Company	*	6,728	280,625
Newpark Resources, Inc.	*	6,294	44,373
NGAS Resources, Inc. (Canada)	*†	6,300	42,840
Noble Energy, Inc.	†	9,278	553,433
Northwest Natural Gas Company		1,634	74,625
Oceaneering International, Inc.	*	2,932	123,496
ONEOK Partners, LP	†	2,505	169,088
Oneok, Inc.		5,569	250,605
Parallel Petroleum Corporation	*	2,560	58,752
Parker Drilling Company	*	5,736	53,861
Patterson-UTI Energy, Inc.		8,357	187,531
Penn Virginia Corporation		1,000	73,400
Petrohawk Energy Corporation	*	9,726	128,091
Petroleum Development Corporation	*	1,030	55,177
Petroquest Energy, Inc.	*	3,600	42,084

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Piedmont Natural Gas Company	†	3,432	$90,536
Pioneer Drilling Company	*	2,930	37,182
Pioneer Natural Resources Company		6,283	270,860
Plains All American Pipeline, LP		4,277	246,398
Plains Exploration & Production Company	*	4,247	191,710
Pogo Producing Company	†	2,978	143,242
Pride International, Inc.	*	9,217	277,432
Quest Resource Corporation	*	5,130	47,042
Quicksilver Resources, Inc.	*†	2,850	113,345
Range Resources Corporation		7,840	261,856
Resource America, Inc. Class A		1,547	36,556
Rosetta Resources, Inc.	*	2,500	51,350
RPC, Inc.		2,280	37,985
SEACOR Holdings, Inc.	*	1,134	111,586
SEMCO Energy, Inc.	*	3,180	24,232
South Jersey Industries, Inc.		1,794	68,262
Southern Union Company		6,540	198,751
Southwest Gas Corporation		2,443	94,959
Southwestern Energy Company	*	9,446	387,097
St. Mary Land & Exploration Company		2,954	108,353
Stone Energy Corporation	*	1,249	37,083
Sulphco, Inc.	*†	2,300	7,866
Sunoco Logistics Partners, LP	†	970	57,463
Superior Energy Services, Inc.	*†	4,230	145,808
Swift Energy Company	*	1,642	68,586
Syntroleum Corporation	*	9,066	28,286
TC Pipelines, LP	†	800	29,184
Teppco Partners, LP		3,740	166,056
Tesoro Petroleum Corporation		3,903	391,978
Tetra Technologies, Inc.	*	4,342	107,291
Tidewater, Inc.		2,961	173,455
Todco	*	3,353	135,226
Toreador Resources Corporation	*	550	9,983
Transmeridian Exploration, Inc.	*	3,800	10,868
Trico Marine Services, Inc.	*†	600	22,356
Tri-Valley Corporation	*†	2,100	15,561
UGI Corporation		5,800	154,918
Ultra Petroleum Corporation	*	8,294	440,660
Unit Corporation	*	2,763	139,780
United Heritage Corporation	*	1,060	975
VAALCO Energy, Inc.	*	3,610	18,700
Valero GP Holdings LLC		1,180	32,745
Valero, LP		2,110	140,526
Vectren Corporation		3,776	107,994
W&T Offshore, Inc.		1,400	40,502
Warren Resources, Inc.	*†	3,440	44,823
Wd-40 Company		950	30,125
Western Refining, Inc.		2,380	92,868
WGL Holdings, Inc.		2,286	73,106
W-H Energy Services, Inc.	*	1,748	81,702
Whiting Petroleum Corporation	*†	2,153	84,850
Williams Partners, LP		872	41,621
			16,355,407
Pharmaceuticals—5.3%
Aastrom Biosciences, Inc.	*	3,290	4,540
Abraxis BioScience, Inc.	†	1,744	46,582
Accelrys, Inc.	*	3,326	21,220
Adams Respiratory Therapeutics, Inc.	*†	1,820	61,207
Adolor Corporation	*†	2,738	23,958
Advanced Magnetics, Inc.	*	680	40,984
Affymetrix, Inc.	*†	3,535	106,297
Albany Molecular Research, Inc.	*	1,371	$13,504
Alexion Pharmaceuticals, Inc.	*†	2,228	96,339
Alfacell Corporation	*	2,756	3,858
Alkermes, Inc.	*	5,949	91,853
Allscripts Healthcare Solutions, Inc.	*†	2,300	61,663
Alpharma, Inc. Class A		2,513	60,513
Amylin Pharmaceuticals, Inc.	*†	6,368	237,908
Anesiva, Inc.	*	1,779	12,275
Antigenics, Inc.	*	1,707	3,807
Applera Corporation—Celera Group	*	4,519	64,170
Arena Pharmaceuticals, Inc.	*†	4,029	43,755
Ariad Pharmaceuticals, Inc.	*†	5,713	25,651
ArQule, Inc.	*	2,064	15,397
Array BioPharma, Inc.	*	4,170	52,959
Atherogenics, Inc.	*†	2,914	8,188
AVANIR Pharmaceuticals Class A	*	1,525	1,861
Avant Immunotherapeutics, Inc.	*	6,670	9,738
AVI BioPharma, Inc.	*†	7,700	20,636
Bentley Pharmaceuticals, Inc.	*	2,011	16,470
BioCryst Pharmaceuticals, Inc.	*†	1,300	10,881
Bioenvision, Inc.	*†	6,140	25,113
BioMarin Pharmaceuticals, Inc.	*†	5,500	94,930
BioScrip, Inc.	*	3,476	10,880
Boston Life Sciences, Inc.	*	724	1,803
Bradley Pharmaceuticals, Inc.	*†	1,581	30,339
Cambrex Corporation		1,258	30,947
Cell Genesys, Inc.	*†	4,053	17,023
Cell Therapeutics, Inc.	*†	3,191	5,074
Cephalon, Inc.	*†	3,228	229,866
Charles River Laboratories International, Inc.	*	3,766	174,215
Ciphergen Biosystems, Inc.	*	1,500	2,100
Collagenex Pharmaceuticals, Inc.	*	1,558	21,049
Columbia Laboratories, Inc.	*	5,940	7,960
Cubist Pharmaceuticals, Inc.	*†	3,073	67,821
CuraGen Corporation	*	6,958	21,431
CV Therapeutics, Inc.	*†	2,624	20,651
Cypress Bioscience, Inc.	*	4,031	30,636
Cytogen Corporation	*	2,255	4,690
CytRx Corporation	*†	4,200	19,698
DataTRAK International, Inc.	*	1,359	7,379
Dendreon Corporation	*†	7,889	102,005
Digene Corporation	*	1,536	65,142
Discovery Laboratories, Inc.	*	10,296	24,402
Diversa Corporation	*†	1,790	13,980
Durect Corporation	*	7,330	30,493
Dyax Corporation	*	3,200	13,184
Emisphere Technologies, Inc.	*†	3,412	10,918
Encysive Pharmaceuticals, Inc.	*	3,499	9,482
Endo Pharmaceuticals Holdings, Inc.	*	7,176	210,974
EntreMed, Inc.	*	1,390	2,085
EpiCept Corporation	*†	481	832
EPIX Pharmaceuticals, Inc.	*†	3,320	22,244
Exact Sciences Corporation	*	1,250	3,350
Exelixis, Inc.	*	6,955	69,133
Genaera Corporation	*	4,787	2,058
Gene Logic, Inc.	*	950	2,043
Genelabs Technologies	*	721	1,327
Genentech, Inc.	*	24,978	2,051,193
Genitope Corporation	*†	2,890	11,994
Gen-Probe, Inc.	*	2,640	124,291
Genta, Inc.	*	2,971	921
Geron Corporation	*†	5,440	38,080
GTC Biotherapeutics, Inc.	*	3,988	4,108
GTx, Inc.	*	1,710	34,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hana Biosciences, Inc.	*†	3,510	$6,704
Hemispherx Biopharma, Inc.	*†	4,821	7,858
Henry Schein, Inc.	*†	4,882	269,389
Herbalife Ltd. (Cayman Islands)	*	2,390	93,664
Heska Corporation	*	4,463	7,409
Hi-Tech Pharmacal Company, Inc.	*	2,404	26,805
Hollis-Eden Pharmaceuticals	*	3,834	9,700
Human Genome Sciences, Inc.	*†	6,428	68,265
Idexx Laboratories, Inc.	*	1,819	159,399
Idenix Pharmaceuticals, Inc.	*†	3,110	22,703
ImClone Systems, Inc.	*†	3,274	133,481
Immtech Pharmaceuticals Inc.	*†	3,841	22,086
Immucor, Inc.	*	3,883	114,277
ImmunoGen, Inc.	*	1,903	9,115
Incyte Corporation	*	4,623	30,466
Indevus Pharmaceuticals, Inc.	*	3,237	22,886
Inspire Pharmaceuticals, Inc.	*	4,570	26,049
InterMune, Inc.	*†	1,586	39,111
Introgen Therapeutics, Inc.	*†	2,150	8,686
Inverness Medical Innovations, Inc.	*	2,491	109,056
Invitrogen Corporation	*	2,852	181,530
Isis Pharmaceuticals, Inc.	*†	4,346	40,287
Kendle International, Inc.	*	790	28,061
Keryx Biopharmaceuticals, Inc.	*	3,220	33,874
Kosan Biosciences, Inc.	*	2,000	11,000
KV Pharmaceutical Company Class A	*	2,180	53,911
Lexicon Genetics, Inc.	*	7,724	28,038
LifeCell Corporation	*	1,850	46,195
Lifecore Biomedical, Inc.	*	1,730	32,472
Luminex Corporation	*	1,355	18,591
Mannatech, Inc.		690	11,081
MannKind Corporation	*†	2,020	28,886
Martek Biosciences Corporation	*†	1,769	36,477
Maxygen, Inc.	*	2,991	33,350
Medarex, Inc.	*†	6,332	81,936
Medicines Company	*†	2,718	68,167
Medicis Pharmaceutical Corporation Class A	†	2,862	88,207
Medifast, Inc.	*†	2,284	16,353
Meridian Bioscience, Inc.		1,800	49,968
MGI Pharma, Inc.	*	4,974	111,766
Millennium Pharmaceuticals, Inc.	*†	16,036	182,169
Monogram Biosciences, Inc.	*	9,010	17,479
Myriad Genetics, Inc.	*	2,461	84,806
Nabi Biopharmaceuticals	*	6,806	36,140
Nastech Pharmaceutical Company, Inc.	*	1,500	16,185
Natrol, Inc.	*	1,145	3,321
NBTY, Inc.	*	3,365	178,480
Nektar Therapeutics	*†	4,738	61,878
NeoPharm, Inc.	*†	965	1,641
Neose Technologies, Inc.	*	5,705	14,662
Neurobiological Technologies	*	3,137	6,839
Neurocrine Biosciences, Inc.	*†	2,039	25,488
Neurogen Corporation	*	1,873	12,175
NitroMed, Inc.	*	2,250	7,020
Northfield Laboratories, Inc.	*†	1,890	6,823
Novavax, Inc.	*	4,170	10,800
Noven Pharmaceuticals, Inc.	*	1,350	31,320
NPS Pharmaceuticals, Inc.	*	3,900	13,221
Nu Skin Enterprises, Inc. Class A		3,019	49,874
Nuvelo, Inc.	*	2,920	10,746
Omnicare, Inc.	†	6,437	255,999
Onyx Pharmaceuticals, Inc.	*†	2,885	$71,663
OraSure Technologies, Inc.	*	4,328	31,811
Oscient Pharmaceuticals Corporation	*	464	2,441
OSI Pharmaceuticals, Inc.	*†	3,581	118,173
Pain Therapeutics, Inc.	*†	3,499	27,432
Palatin Technologies, Inc.	*	2,104	3,892
Panacos Pharmaceuticals, Inc.	*	2,667	12,348
Par Pharmaceutical Companies, Inc.	*	1,702	42,754
Parexel International Corporation	*	1,844	66,329
PDL BioPharma, Inc.	*	6,371	138,251
Penwest Pharmaceuticals Company	*†	2,030	20,462
Peregrine Pharmaceuticals, Inc.	*	9,115	8,933
Perrigo Company		5,083	89,766
Pharmaceutical Product Development, Inc.		5,649	190,315
Pharmacopeia Drug Discovery, Inc.	*	4,683	26,646
Pharmacyclics, Inc.	*	1,701	4,525
PharmaNet Development Group, Inc.	*	1,036	26,936
Pharmion Corporation	*†	1,640	43,116
Poniard Pharmaceuticals, Inc.	*	396	2,257
Pozen, Inc.	*	1,922	28,350
Prestige Brands Holdings, Inc.	*	2,900	34,365
Progenics Pharmeceuticals, Inc.	*	1,383	32,749
Quidel Corporation	*	2,820	33,840
Ramtron International Corporation	*	1,920	5,146
Regeneration Technologies, Inc.	*	3,227	23,396
Regeneron Pharmaceuticals, Inc.	*	3,602	77,875
Renovis, Inc.	*	1,580	5,530
Rentech, Inc.	*†	14,020	44,023
Rigel Pharmaceuticals, Inc.	*	2,990	32,471
Salix Pharmaceuticals Ltd.	*	2,346	29,560
Savient Pharmaceuticals, Inc.	*	4,700	56,494
Sciclone Pharmaceuticals, Inc.	*	4,800	13,104
Sciele Pharma, Inc.	*†	1,614	38,220
SCOLR Pharma, Inc.	*†	2,400	5,760
Senomyx, Inc.	*†	2,620	32,436
Sepracor, Inc.	*†	6,136	286,122
Sequenom, Inc.	*	3,594	13,298
SIGA Technologies, Inc.	*†	4,650	22,460
StemCells, Inc.	*†	3,500	8,820
SuperGen, Inc.	*	3,719	21,942
Symyx Technologies, Inc.	*	1,965	34,820
Tanox, Inc.	*	1,721	32,286
Targeted Genetics Corporation	*†	3,456	12,822
Telik, Inc.	*†	2,399	13,027
Theravance, Inc.	*	3,130	92,335
Third Wave Technologies, Inc.	*	5,437	27,729
Titan Pharmaceuticals, Inc.	*	4,244	10,525
TorreyPines Therapeutics, Inc.	*	347	2,415
Trimeris, Inc.	*†	1,214	8,352
United Therapeutics Corporation	*†	1,264	67,978
USANA Health Sciences, Inc.	*†	743	34,824
Valeant Pharmaceuticals International		4,744	82,024
Vertex Pharmaceuticals, Inc.	*†	7,036	197,289
Vion Pharmaceuticals, Inc.	*†	4,504	7,567
Viropharma, Inc.	*	4,402	63,169
Warner Chilcott Ltd. Class A (Bermuda)	*	3,034	44,934
XOMA Ltd.	*	12,047	34,816
Zymogenetics, Inc.	*†	2,343	36,457
			10,620,647

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Real Estate—7.2%
Acadia Realty Trust REIT	2,059	$53,678
Affordable Residential Communities *	2,123	25,752
Agree Realty Corporation REIT	1,045	35,676
Alexander’s, Inc. REIT *	119	48,992
Alexandria Real Estate Equities, Inc. REIT	1,563	156,878
AMB Property Corporation REIT	4,700	276,313
American Campus Communities, Inc. REIT	1,200	36,348
American Financial Realty Trust REIT	6,305	63,554
American Home Mortgage Investment Corporation REIT †	2,607	70,363
American Land Lease, Inc. REIT	729	18,225
American Mortgage Acceptance Corporation REIT	1,732	15,484
American Real Estate Partners, LP †	533	63,454
Annaly Capital Management Inc.	13,225	204,723
Anthracite Capital, Inc. REIT	3,940	47,280
Anworth Mortgage Asset Corporation REIT	3,855	37,663
Arbor Realty Trust, Inc. REIT	1,450	44,138
Arizona Land Income Corporation REIT Class A †	1,050	9,030
Ashford Hospitality Trust, Inc. REIT	4,430	52,894
Associated Estates Realty Corporation REIT	2,550	35,930
BioMed Realty Trust, Inc. REIT †	4,010	105,463
Brandywine Realty Trust REIT	4,486	149,877
BRE Properties Class A †	2,563	161,853
Brookfield Properties Company (Canada)	7,820	315,146
BRT Realty Trust REIT	916	27,654
California Coastal Communities, Inc. *	1,028	20,858
Camden Property Trust REIT	3,014	211,914
Capital Alliance Income Trust Ltd. REIT *	799	7,750
Capital Lease Funding, Inc. REIT	2,320	24,847
Capital Trust Class A †	923	42,061
CapitalSource, Inc. †	7,471	187,746
Capstead Mortgage Corporation REIT †	3,102	30,989
CBL & Associates Properties, Inc. REIT †	3,338	149,676
Cedar Shopping Centers, Inc. REIT	2,659	43,076
Colonial Properties Trust REIT †	2,352	107,416
Consolidated-Tomoka Land Company	530	39,989
Corporate Office Properties Trust SBI MD REIT †	2,320	105,978
Cousins Properties, Inc. REIT	2,338	76,827
Crescent Real Estate EQT Company REIT	4,528	90,832
DCT Industrial Trust, Inc. REIT	8,600	101,738
Deerfield Triarc Capital Corporation REIT †	1,990	29,830
DiamondRock Hospitality Company REIT	4,800	91,200
Digital Realty Trust, Inc. REIT	2,650	105,735
Douglas Emmett, Inc. REIT	3,830	97,780
Duke Realty Corporation REIT	7,167	311,549
Eagle Hospitality Properties Trust, Inc. REIT	1,200	$13,380
Eastgroup Properties, Inc. REIT	1,308	66,747
Ecc Capital Corporation REIT	2,700	1,080
Education Realty Trust, Inc. REIT	1,700	25,126
Entertainment Properties Trust REIT	1,519	91,520
Equity Inns, Inc. REIT	3,295	53,972
Equity Lifestyle Properties, Inc. REIT	1,281	69,187
Equity One, Inc. REIT	1,808	47,912
Essex Property Trust, Inc. REIT	1,217	157,577
Extra Space Storage, Inc. REIT †	4,170	78,980
Federal Realty Investment Trust REIT	2,881	261,076
FelCor Lodging Trust, Inc. REIT	3,135	81,416
Fieldstone Investment Corporation REIT	3,450	10,592
First Industrial Realty Trust, Inc. REIT †	2,420	109,626
First Potomac Realty Trust REIT	1,240	35,427
Forest City Enterprises, Inc. Class A	4,118	272,529
Franklin Street Properties Corporation REIT †	3,670	70,391
Friedman Billings Ramsey Group, Inc. Class A	8,470	46,754
General Growth Properties, Inc. REIT	12,288	793,436
Getty Realty Corporation REIT	1,418	40,753
Glimcher Realty Trust REIT	2,205	59,579
GMH Communities Trust REIT	2,460	24,575
Government Properties Trust, Inc. REIT	1,050	11,235
Grubb and Ellis Company *	2,553	29,998
Health Care Property Investors, Inc. REIT	10,494	378,099
Health Care REIT, Inc. †	3,917	171,956
Healthcare Realty Trust, Inc. REIT	2,271	84,708
Hersha Hospitality Trust REIT	3,010	35,458
Highland Hospitality Corporation REIT	4,490	79,922
Highwoods Properties, Inc. REIT	2,863	113,060
HMG Courtland Properties REIT *†	1,250	15,494
Home Properties, Inc. REIT	1,701	89,830
HomeBanc Corporation REIT †	7,570	26,419
Hospitality Properties Trust REIT	4,144	193,939
HRPT Properties Trust REIT	10,403	127,957
IMPAC Mortgage Holdings, Inc. REIT †	3,518	17,590
Inland Real Estate Corporation REIT †	3,790	69,509
Innkeepers USA Trust REIT	3,005	48,921
iStar Financial, Inc. REIT	6,492	304,020
JER Investors Trust, Inc. REIT	2,190	41,654
Jones Lang Lasalle, Inc.	1,961	204,493
Kilroy Realty Corporation REIT	1,887	139,166
Kite Realty Group Trust REIT	2,870	57,257
KKR Financial Corporation REIT	4,560	125,081
LaSalle Hotel Properties REIT †	2,060	95,502
Lexington Corporate Properties Trust REIT †	4,080	86,210
Liberty Property Trust REIT †	4,662	227,133
Longview Fibre Company	3,887	95,737
LTC Properties, Inc. REIT	1,460	37,829
Luminent Mortgage Capital, Inc. REIT	3,939	35,215
Macerich Company (The) REIT	3,990	368,516

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mack-Cali Realty Corporation REIT		3,178	$151,368
Maguire Properties, Inc. REIT	†	2,300	81,788
MFA Mortgage Investments, Inc. REIT		4,880	37,576
Mid-America Apartment Communities, Inc. REIT		1,300	73,138
Mission West Properties REIT		1,418	20,504
Monmouth Capital Corporation		2,974	16,446
Monmouth Class A REIT		2,978	25,670
National Health Investors, Inc. REIT		1,198	37,545
National Retail Properties, Inc. REIT		3,137	75,884
Nationwide Health Properties, Inc. REIT	†	4,542	141,983
New Plan Excel Realty Trust REIT		4,691	154,944
Newcastle Investment Corporation REIT		2,675	74,178
NorthStar Realty Finance Corporation REIT		3,990	60,688
Novastar Financial, Inc. REIT	†	5,821	29,105
Omega Healthcare Investors, Inc. REIT		3,330	57,110
Opteum, Inc. Class A REIT		1,800	8,100
Parkway Properties, Inc. REIT		747	39,031
Pennsylvania REIT		1,941	86,045
PMC Commercial Trust REIT		2,035	29,813
Post Properties, Inc. REIT		2,048	93,655
Potlatch Corporation		2,078	95,131
PS Business Parks, Inc. REIT		823	58,038
RAIT Financial Trust		3,172	88,626
Ramco-Gershenson Properties REIT	†	1,412	50,423
Rayonier, Inc. REIT		3,937	169,291
Realty Income Corporation REIT	†	5,130	144,666
Redwood Trust, Inc. REIT	†	1,229	64,129
Regency Centers Corporation REIT		3,596	300,446
Republic Property Trust REIT		1,350	15,512
Resource Capital Corporation		1,200	19,368
Saul Centers, Inc. REIT		882	50,186
Senior Housing Properties Trust REIT		4,186	100,045
SL Green Realty Corporation REIT	†	2,977	408,385
Sovran Self Storage, Inc. REIT		1,179	65,328
Spirit Finance Corporation REIT	†	6,090	90,741
St. Joe Company (The)	†	4,047	211,699
Stewart Enterprises, Inc. Class A		6,846	55,179
Strategic Hotels & Resorts Inc.		4,710	107,718
Sun Communities, Inc. REIT		1,061	32,912
Sunstone Hotel Investors, Inc. REIT	†	2,677	72,975
Tanger Factory Outlet Centers REIT		2,180	88,050
Taubman Centers, Inc. REIT		2,904	168,403
Thornburg Mortgage, Inc. REIT	†	6,449	167,674
UDR, Inc. REIT		7,244	221,811
Universal Health Realty Income REIT		617	22,058
Urstadt Biddle Properties, Inc. REIT Class A		1,030	20,147
U-Store-It Trust REIT		3,040	61,165
Ventas, Inc. REIT		5,854	246,629
W.P. Carey & Company LLC		1,593	53,158
Washington REIT	†	2,285	85,505
Weingarten Realty Investors REIT		4,314	$205,174
Winston Hotels, Inc. REIT		2,884	43,347
			14,536,192
Restaurants—1.1%
AFC Enterprises, Inc.	*	2,170	43,509
Applebee’s International, Inc.		4,405	109,156
Back Yard Burgers, Inc.	*	1,698	9,407
Bob Evans Farms, Inc.	†	2,055	75,932
Brinker International, Inc.		6,752	220,790
Buffalo Wild Wings, Inc.	*†	560	35,672
Burger King Holdings, Inc.		3,170	68,472
CEC Entertainment, Inc.	*	1,994	82,831
CKE Restaurants, Inc.		4,056	76,496
California Pizza Kitchen, Inc.	*	1,510	49,664
CBRL Group, Inc.		1,879	86,998
Cheesecake Factory (The)	*	3,914	104,308
Chipotle Mexican Grill, Inc. Class A	*†	1,752	108,799
Cosi, Inc.	*	3,120	17,410
Domino’s Pizza, Inc.		2,750	89,293
IHOP Corporation		1,079	63,283
Jack in the Box, Inc.	*	1,878	129,826
Krispy Kreme Doughnuts, Inc.	*†	2,574	26,229
Landry’s Restaurants, Inc.		1,254	37,118
Luby’s, Inc.	*	3,380	33,023
O’Charley’s, Inc.	*	1,092	21,065
OSI Restaurant Partners, Inc.		3,710	146,545
Papa John’s International, Inc.	*	1,581	46,481
PF Chang’s China Bistro, Inc.	*†	1,340	56,119
Rare Hospitality International, Inc.	*	2,025	60,932
Red Robin Gourmet Burgers, Inc.	*	1,203	46,700
Ruby Tuesday, Inc.		3,481	99,557
Sonic Corporation	*	4,259	94,891
Steak N Shake Company (The)	*	2,198	36,860
Texas Roadhouse, Inc. Class A	*	4,130	58,853
Triarc Companies Class B		4,026	69,207
			2,205,426
Retailers—2.4%
1-800-FLOWERS.COM, Inc.	*	2,113	16,439
99 Cents Only Stores	*	2,727	40,169
AC Moore Arts & Crafts, Inc.	*†	877	18,715
Advance Auto Parts, Inc.		5,595	215,687
Alloy, Inc.	*	462	5,489
BJ’s Wholesale Club, Inc.	*	3,379	114,312
Barnes & Noble, Inc.	†	2,855	112,630
Bell Microproducts, Inc.	*	1,576	10,086
Big 5 Sporting Goods Corporation		1,892	49,041
Blair Corporation		306	12,849
Blue Nile, Inc.	*†	780	31,715
Bluefly, Inc.	*	2,341	2,435
Bombay Company, Inc. (The)	*	2,630	3,209
Borders Group, Inc.	†	3,582	73,144
Build-A-Bear Workshop, Inc.	*†	960	26,371
CSK Auto Corporation	*	1,990	34,228
Cabela’s, Inc. Class A	*	2,190	54,334
Casey’s General Stores, Inc.		3,169	79,257
Cash America International, Inc.		1,831	75,071
Central Garden & Pet Company	*	1,385	20,456
Central Garden and Pet Co. Class A	*	2,770	40,719
CKX, Inc.	*†	4,120	45,732
Coldwater Creek, Inc.	*	3,983	80,775
Cost Plus, Inc./ California	*†	2,725	27,250
Design Within Reach, Inc.	*†	1,210	6,945
Dick’s Sporting Goods, Inc.	*†	2,002	116,637

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dollar Tree Stores, Inc.	*	5,591	$213,800
Drugstore.Com, Inc.	*	3,800	9,804
Ezcorp, Inc.	*	3,000	44,190
Fastenal Company	†	7,528	263,856
Ferrellgas Partners, LP		1,712	39,684
Foot Locker, Inc.		8,181	192,663
Forward Industries, Inc.-N Y	*	630	2,621
Fred’s, Inc.	†	1,781	26,181
GameStop Corporation Class A	*	7,496	244,145
GSI Commerce, Inc.	*	1,470	33,207
Guitar Center, Inc.	*	1,720	77,606
Hancock Fabrics, Inc.	*	1,321	2,246
Haverty Furniture Companies, Inc.		2,301	32,214
Hibbett Sports, Inc.	*	1,926	55,064
Jo-Ann Stores, Inc.	*†	1,266	34,499
Kenneth Cole Productions, Inc. Class A		956	24,541
Kirkland’s, Inc.	*	833	4,140
Knoll, Inc.		1,939	46,206
K-Swiss, Inc. Class A		1,706	46,096
Longs Drug Stores Corporation		1,508	77,873
MarineMax, Inc.	*†	800	18,544
Marvel Entertainment, Inc.	*†	3,700	102,675
Men’s Wearhouse, Inc.		2,797	131,599
Movie Gallery, Inc.	*†	5,886	26,458
MSC Industrial Direct Company Class A		2,782	129,864
Nitches, Inc.	*†	2,850	15,077
Nutri/System, Inc.	*†	1,970	103,248
O’Reilly Automotive, Inc.	*	6,174	204,359
Overstock.com, Inc.	*†	771	12,799
PC Connection, Inc.	*†	855	12,227
Petsmart, Inc.		7,904	260,516
Pier 1 Imports, Inc.		3,763	26,002
Priceline.com, Inc.	*†	1,989	105,934
Restoration Hardware, Inc.	*	2,795	18,335
Retail Ventures, Inc.	*†	1,372	28,881
Rite Aid Corporation	*	28,903	166,770
Saks, Inc.		6,702	139,670
School Specialty, Inc.	*†	1,184	42,754
Sharper Image Corporation	*†	649	7,171
Stamps.com, Inc.	*	1,050	15,089
Stein Mart, Inc.		1,591	25,965
Stride Rite Corporation		2,389	36,767
Systemax, Inc.	†	1,358	25,435
Tractor Supply Company	*†	1,869	96,254
Trans World Entertainment Corporation	*	1,932	10,974
Tuesday Morning Corporation		1,816	26,949
Tweeter Home Entertainment Group, Inc.	*†	1,129	1,829
Valuevision Media, Inc. Class A	*	1,742	21,531
Williams-Sonoma, Inc.	†	4,938	175,101
Zale Corporation	*	2,902	76,555
			4,849,663
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,710	64,553
Res-Care, Inc.	*	1,222	21,385
			85,938
Telephone Systems—1.8%
Adtran, Inc.	†	3,507	85,395
Alaska Communications Systems Group, Inc.		2,850	42,038
Audiovox Corporation Class A	*	1,218	$17,941
Brightpoint, Inc.	*	3,031	34,675
Centennial Communications Corporation	*	1,166	9,596
Cincinnati Bell, Inc.	*	16,626	78,142
Covad Communications Group, Inc.	*	13,041	16,562
D&E Communications, Inc.		1,712	22,804
Deltathree, Inc.	*	2,553	4,544
Dobson Communications Corporation Class A	*	8,796	75,558
Equinix, Inc.	*†	1,343	115,001
FiberTower Corporation	*†	6,580	34,150
General Communication Class A	*	3,847	53,858
Global Crossing Ltd. (Bermuda)	*†	1,360	37,400
Global Payments, Inc.		4,120	140,327
Harris Stratex Networks, Inc.	*	1,510	28,977
Hickory Tech Corporation		652	4,518
IDT Corporation Class B	†	2,900	32,915
Iowa Telecommunications Services, Inc.		2,435	48,700
iPCS, Inc.	*	940	46,051
j2 Global Communications, Inc.	*†	2,554	70,797
LCC International, Inc. Class A	*	1,000	4,210
Leap Wireless International, Inc.	*†	2,880	190,022
Level 3 Communications, Inc.	*†	59,925	365,542
Lightbridge, Inc.	*	2,538	44,593
Mastec, Inc.	*	2,049	22,560
NeuStar, Inc. Class A	*	4,120	117,173
NII Holdings, Inc. Class B	*†	7,740	574,153
North Pittsburgh Systems, Inc.		1,480	32,220
Novatel Wireless, Inc.	*	2,949	47,302
NTELOS Holdings Corporation	*	1,200	23,064
RCN Corporation	*	2,170	55,444
Rural Cellular Corporation Class A	*	1,266	15,141
SAVVIS, Inc.	*	1,078	51,615
SunCom Wireless Holdings, Inc. Class A	*	2,699	4,534
SureWest Communications		1,674	41,632
Telecommunication Systems, Inc.	*	6,400	23,808
Telephone & Data Systems, Inc.		3,938	234,784
Telephone & Data Systems, Inc.		1,827	102,129
Time Warner Telecom, Inc. Class A	*	7,061	146,657
US Cellular Corporation	*	921	67,647
Virgin Media, Inc.	†	15,170	383,043
Wireless Facilities, Inc.	*	2,399	3,119
			3,550,341
Textiles, Clothing & Fabrics—0.9%
Albany International Corporation Class A	†	1,437	51,646
Brown Shoe Company, Inc.		1,664	69,888
Columbia Sportswear Company	†	940	58,571
CROCS, Inc.	*†	2,300	108,675
Culp, Inc.	*	888	6,287
Deckers Outdoor Corporation	*	840	59,657
Genesco, Inc.	*	1,421	59,014
Guess ?, Inc.		3,690	149,408
Gymboree Corporation	*	1,960	78,537
Hanesbrands, Inc.	*	5,100	149,889
Iconix Brand Group, Inc.	*†	3,317	67,667
Interface, Inc. Class A		3,470	55,485
Kellwood Company	†	1,171	34,345
Mohawk Industries, Inc.	*†	3,041	249,514
Mothers Work, Inc.	*	684	22,668
Oxford Industries, Inc.		956	47,265

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Phillips-Van Heusen Corporation		3,157	$185,632
Quaker Fabric Corporation	*	2,550	3,009
Quiksilver, Inc.	*	6,280	72,848
Skechers U.S.A., Inc. Class A	*†	1,680	56,398
Sport-Haley, Inc.		1,043	4,720
Steven Madden Ltd.		1,528	44,618
Tag-It Pacific, Inc.	*	1,335	1,802
Tarrant Apparel Group	*	1,107	2,059
Timberland Company Class A	*	3,249	84,571
Warnaco Group, Inc. (The)	*	2,900	82,360
Wolverine World Wide, Inc.		3,299	94,252
			1,900,785
Transportation—2.3%
Alexander & Baldwin, Inc.	†	2,196	110,766
American Commercial Lines, Inc.	*	2,906	91,394
Arctic Cat, Inc.	†	1,738	33,874
Arkansas Best Corporation		1,383	49,166
Arlington Tankers Ltd. (Bermuda)		1,590	37,937
Celadon Group, Inc.	*	1,972	32,932
Con-way, Inc.		2,747	136,910
Dynamex, Inc.	*	760	19,334
Excel Maritime Carriers Ltd. (Liberia)	*	1,400	24,122
Expedia, Inc.	*	13,936	323,037
Expeditors International Washington, Inc.		11,506	475,428
Fleetwood Enterprises, Inc.	*†	4,000	31,640
Florida East Coast Industries		1,093	68,520
Forward Air Corporation		1,912	62,867
Freightcar America, Inc.		930	44,798
GATX Corporation		2,367	113,143
General Maritime Corporation	†	1,283	37,053
Genesee & Wyoming, Inc. Class A	*	2,371	63,092
Gulfmark Offshore, Inc.	*	1,000	43,650
Heartland Express, Inc.		4,044	64,219
Hertz Global Holdings Inc.	*	4,510	106,887
Hornbeck Offshore Services, Inc.	*	1,340	38,391
HUB Group, Inc. Class A	*	2,580	74,794
JB Hunt Transport Services, Inc.		6,083	159,618
Kansas City Southern	*†	3,954	140,683
Kirby Corporation	*	2,958	103,471
K-Sea Transportation Partners, LP	†	470	18,847
Laidlaw International, Inc.		4,599	159,125
Landstar System, Inc.	†	3,156	144,671
Martin Midstream Partners, LP		1,200	46,848
Old Dominion Freight Line, Inc.	*	1,783	51,368
OMI Corporation		3,339	89,686
Overseas Shipholding Group		1,658	103,791
P.A.M. Transportation Services, Inc.	*	1,139	23,486
Pacer International, Inc.		2,275	61,289
Polaris Industries, Inc.	†	2,090	100,278
Quality Distribution, Inc.	*	914	7,906
Royal Caribbean Cruises Ltd.		7,250	305,660
Rural/Metro Corporation	*	1,600	12,080
Saia, Inc.	*	902	21,423
Ship Finance International Ltd. (Bermuda)		2,540	69,672
Sirva, Inc.	*	1,337	4,773
Swift Transportation Company, Inc.	*	3,009	93,760
Teekay Shipping Corporation (Bahama Islands)		2,350	$127,159
Thor Industries, Inc.		2,026	79,804
Trinity Industries, Inc.	†	4,551	190,778
UTI Worldwide, Inc. (Luxembourg)		4,810	118,230
US Shipping Partners, LP		1,660	31,407
Wabtec Corporation		3,117	107,505
Werner Enterprises, Inc.		2,916	52,984
West Marine, Inc.	*†	803	14,623
YRC Worldwide, Inc.	*	3,388	136,265
			4,661,144
Water Companies—0.2%
American States Water Company		920	33,920
Aqua America, Inc.	†	7,059	158,475
California Water Service Group		965	36,979
Connecticut Water Service, Inc.		500	12,025
Middlesex Water Company		550	10,115
Pico Holdings, Inc.	*	970	41,429
SJW Corporation		1,012	40,966
Southwest Water Company	†	2,215	31,940
			365,849
TOTAL COMMON STOCKS
(Cost $135,910,805)			197,431,713

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
4.950%	06/14/2007	**	$325,000	321,649
4.945%	06/14/2007	**	45,000	44,536
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $366,185)				366,185

		Shares	Value
RIGHTS—0.0%
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	*‡d
(Cost $)		2,807	—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	200	—
(Cost $—)			—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—24.8%
Institutional Money Market Funds—0.9%
BGI Institutional Money Market Fund		††	$540,078	$540,078
Reserve Primary Money Market Fund		††	1,228,439	1,228,439
				1,768,517
Bank & Certificate Deposits/ Offshore Time Deposits—23.1%
Abbey National PLC
5.270%	04/03/2007	††	360,052	360,052
Abbey National PLC
5.270%	04/26/2007	††	360,052	360,052
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	1,080,155	1,080,155
Bank of Montreal
5.400%	04/02/2007	††	360,052	360,052
Bank of Montreal
5.270%	04/11/2007	††	360,052	360,052
Bank of Montreal
5.270%	04/20/2007	††	540,078	540,078
Bank of Nova Scotia
5.280%	04/02/2007	††	540,078	540,078
Bank of Nova Scotia
5.280%	04/09/2007	††	360,052	360,052
Barclays
5.315%	04/23/2007	††	720,104	720,104
Barclays
5.310%	04/02/2007	††	900,129	900,129
Barclays
5.310%	04/09/2007	††	360,052	360,052
Barclays
5.300%	05/16/2007	††	540,078	540,078
Barclays
5.285%	05/07/2007	††	360,052	360,052
Barton Capital LLC
5.288%	04/12/2007	††	360,052	360,052
Barton Capital LLC
5.276%	04/11/2007	††	360,052	360,052
Barton Capital LLC
5.268%	04/05/2007	††	360,052	360,052
BNP Paribas
5.420%	04/02/2007	††	360,052	360,052
CAFCO Funding LLC
5.282%	04/17/2007	††	180,026	180,026
Calyon
5.305%	05/24/2007	††	540,078	540,078
Calyon
5.300%	05/17/2007	††	180,026	180,026
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	1,080,155	1,080,155
Charta LLC
5.296%	05/09/2007	††	360,052	360,052
CIESCO
5.279%	04/16/2007	††	540,078	540,078
Citigroup
5.310%	05/04/2007	††	360,052	360,052
Clipper Receivables Corporation
5.282%	04/04/2007	††	180,026	180,026
Compass Securitization Corporation
5.295%	04/17/2007	††	360,052	360,052
Compass Securitization Corporation
5.293%	04/25/2007	††	360,052	360,052
CRC Funding LLC
5.287%	04/25/2007	††	$360,052	$360,052
CRC Funding LLC
5.280%	04/17/2007	††	540,078	540,078
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	900,129	900,129
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	180,026	180,026
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	180,026	180,026
Den Danske Bank
5.285%	04/30/2007	††	360,052	360,052
Den Danske Bank
5.271%	04/10/2007	††	360,052	360,052
Deutsche Bank
5.300%	05/15/2007	††	360,052	360,052
Deutsche Bank
5.280%	04/10/2007	††	360,052	360,052
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	360,052	360,052
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	360,052	360,052
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	360,052	360,052
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	360,052	360,052
First Tennessee National Corporation
5.310%	05/02/2007	††	360,052	360,052
Fortis Bank
5.300%	06/25/2007	††	360,052	360,052
Fortis Bank
5.270%	04/12/2007	††	360,052	360,052
Fortis Bank
5.270%	04/13/2007	††	720,104	720,104
Fortis Bank
5.270%	04/16/2007	††	360,052	360,052
Greyhawk Funding
5.282%	04/17/2007	††	180,026	180,026
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	180,026	180,026
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	540,078	540,078
Jupiter Securitization Corporation
5.292%	04/19/2007	††	360,052	360,052
Jupiter Securitization Corporation
5.275%	04/09/2007	††	360,052	360,052
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	360,052	360,052
Lexington Parker Capital Company
5.294%	04/17/2007	††	360,052	360,052
Lexington Parker Capital Company
5.289%	04/18/2007	††	180,026	180,026
Liberty Street Funding Corporation
5.289%	04/26/2007	††	360,052	360,052
Lloyds TSB Bank
5.270%	04/05/2007	††	360,052	360,052
Merrill Lynch & Company
5.428%	04/02/2007	††	6,687,279	6,687,279
Morgan Stanley & Company
5.428%	04/02/2007	††	3,960,569	3,960,569
Old Line Funding LLC
5.285%	04/23/2007	††	360,052	360,052
Paradigm Funding LLC
5.302%	04/25/2007	††	180,026	180,026
Paradigm Funding LLC
5.292%	04/16/2007	††	180,026	180,026
Paradigm Funding LLC
5.291%	04/24/2007	††	360,052	360,052

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	$180,026	$180,026
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	360,052	360,052
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	180,026	180,026
Rabobank Nederland
5.400%	04/02/2007	††	1,080,156	1,080,156
Rabobank Nederland
5.270%	04/10/2007	††	360,052	360,052
Ranger Funding Corporation
5.291%	05/01/2007	††	360,052	360,052
Ranger Funding Corporation
5.285%	04/12/2007	††	360,052	360,052
Regions Bank
5.300%	04/23/2007	††	360,052	360,052
Royal Bank of Scotland
5.310%	05/25/2007	††	540,078	540,078
Royal Bank of Scotland
5.300%	05/08/2007	††	180,026	180,026
Royal Bank of Scotland
5.300%	05/09/2007	††	180,026	180,026
Royal Bank of Scotland
5.285%	05/07/2007	††	360,052	360,052
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	360,052	360,052
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	360,052	360,052
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	360,052	360,052
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	360,052	360,052
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	180,026	180,026
Societe Generale
5.380%	04/02/2007	††	720,104	720,104
Societe Generale
5.310%	05/24/2007	††	360,052	360,052
Societe Generale
5.270%	04/05/2007	††	540,078	540,078
Svenska Handlesbanken
5.375%	04/02/2007	††	380,339	380,339
Swedbank AB
5.300%	05/11/2007	††	720,104	720,104
Three Pillars Funding LLC
5.296%	04/24/2007	††	175,678	175,678
UBS AG
5.285%	04/06/2007	††	1,080,135	1,080,135
Variable Funding Capital Company
5.278%	04/19/2007	††	360,052	360,052
Variable Funding Capital Company
5.278%	04/20/2007	††	180,026	180,026
Yorktown Capital LLC
5.297%	04/19/2007	††	360,052	360,052
Yorktown Capital LLC
5.296%	04/02/2007	††	360,052	360,052
Yorktown Capital LLC
5.286%	04/04/2007	††	360,052	360,052
Yorktown Capital LLC
5.285%	04/12/2007	††	360,052	360,052
				46,668,962
Floating Rate Instruments/Master Notes—0.8%
Bank of America
5.310%	07/10/2007	††	$900,129	$900,129
Bank of America
5.270%	05/08/2007	††	720,104	720,104
				1,620,233
TOTAL CASH EQUIVALENTS
(Cost $50,057,712)				50,057,712

REPURCHASE AGREEMENTS—1.5%
Investors Bank & Trust Agreement dated 03/30/07 due 04/02/07 with a maturity value of $3,078,701 and an effective yield of 4.65% collateralized by a Government Agency Obligation with a rate of 8.625%, maturity date of 02/25/27 and a market value of $3,231,384.			3,077,508	3,077,508
TOTAL INVESTMENTS—124.1%
(Cost $189,412,210)				250,933,118
Other assets less liabilities—(24.1%)				(48,770,031)
NET ASSETS—100.0%				$202,163,087

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 03/31/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—92.7%
Australia—5.5%
ABC Learning Centres Ltd.	3,700	$21,802
AGL Energy Ltd.	4,722	61,708
Alinta Ltd.	5,469	64,324
Alumina Ltd.	13,786	81,690
Amcor Ltd.	11,838	72,370
AMP Ltd.	23,644	199,080
Ansell Ltd.	1,154	10,833
APN News & Media Ltd.	3,565	16,997
Aristocrat Leisure Ltd.	3,724	49,446
ASX Ltd.	1,943	69,224
Australia & New Zealand Banking Group Ltd.	25,037	602,439
AXA Asia Pacific Holdings Ltd.	14,164	82,820
Babcock & Brown Ltd.	3,777	84,103
BHP Billiton Ltd.	46,588	1,131,566
BHP Steel Ltd.	8,903	75,721
Billabong International Ltd.	1,530	20,709
Boral Ltd.	7,953	53,091
Brambles Ltd. *	23,407	258,207
Caltex Australia Ltd.	2,904	56,021
Centro Properties Group	11,741	82,812
CFS Retail Property Trust	24,195	43,534
Challenger Financial Services Group Ltd.	5,236	20,228
Coca-Cola Amatil Ltd.	11,883	84,697
Cochlear Ltd.	767	40,185
Coles Group Ltd.	16,909	222,595
Commonwealth Bank of Australia	17,144	697,981
Commonwealth Property Office Fund	28,508	31,629
Computershare Ltd.	6,070	53,350
CSL Ltd.	2,368	157,853
CSR Ltd.	18,904	52,196
DB RREEF Trust	34,466	48,218
Downer EDI Ltd.	2,720	15,012
Foster’s Group Ltd.	25,941	143,898
Futuris Corporation Ltd.	5,023	8,797
General Property Trust	23,129	92,614
Goodman Fielder Ltd.	12,355	24,451
Harvey Norman Holdings Ltd.	10,998	42,011
Iluka Resources Ltd.	1,488	7,107
ING Industrial Fund	16,122	30,838
Insurance Australia Group Ltd.	24,760	117,596
Investa Property Group	18,616	36,648
John Fairfax Holdings Ltd.	15,270	61,606
Leighton Holdings Ltd.	2,521	68,464
Lend Lease Corporation Ltd.	4,621	74,810
Lion Nathan Ltd.	2,567	18,408
Macquarie Airports	7,384	23,876
Macquarie Bank Ltd.	3,771	252,719
Macquarie Communications Infrastructure Group	3,831	20,318
Macquarie Goodman Group	18,293	103,641
Macquarie Infrastructure Group	30,393	94,494
Macquarie Office Trust NPV	18,400	22,605
Mayne Group Ltd.	13,005	38,160
Meinl European Land Ltd. *	4,202	117,111
Mirvac Group	12,567	53,360
Multiplex Group	5,365	19,444
National Australia Bank Ltd.	21,364	698,624
Newcrest Mining Ltd.	4,108	79,238
OneSteel Ltd.	7,510	31,366
Orica Ltd.	5,586	114,675
Origin Energy Ltd.	11,982	87,504
Pacific Brands Ltd.	4,298	10,689
Paladin Resources Ltd. *	5,044	$39,477
PaperlinX Ltd.	3,665	12,370
Perpetual Limited	532	33,475
Publishing & Broadcasting Ltd.	2,360	37,973
QBE Insurance Group Ltd.	11,369	290,356
Qantas Airways Ltd.	11,295	47,951
Rinker Group Ltd.	11,649	170,108
Rio Tinto Ltd.	4,244	270,842
Santos Ltd.	7,219	59,071
Sonic Healthcare Ltd.	2,772	33,108
Stockland	15,258	100,808
Suncorp-Metway Ltd.	9,457	159,225
Sydney Roads Group	8,345	9,135
Tabcorp Holdings Ltd.	9,246	123,664
Tattersall’s Ltd.	17,158	71,591
Telstra Corporation Ltd.	39,705	150,203
Telstra Corporation Ltd.	15,558	40,517
Toll Holdings Ltd.	7,182	119,286
Transurban Group	12,213	76,825
Wesfarmers Ltd.	4,683	143,177
Westfield Group	19,431	323,765
Westpac Banking Corporation	25,136	536,695
Woodside Petroleum Ltd.	6,510	207,374
Woolworths Ltd.	16,460	362,443
WorleyParsons Ltd.	1,591	35,550
Zinifex Ltd.	7,494	95,639
		10,608,141
Austria—0.5%
Andritz AG	121	30,399
Boehler-Uddeholm	576	55,593
BWIN Interactive Entertainment *	266	12,820
Erste Bank der Oesterreichischen Sparkassen AG	2,445	190,746
Flughafen Wien AG	67	6,579
Immoeast AG *	2,964	44,511
IMMOFINANZ Immobilien Anlagen AG *	4,701	75,724
Mayr-Melnhof Karton AG	31	6,932
OMV AG	2,427	153,717
Raiffeisen International Bank Holding AG	400	56,818
RHI AG *	126	6,244
Telekom Austria AG	5,052	127,148
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	1,510	67,937
Voestalpine AG	924	67,154
Wiener Staedtische Allgemeine Versicherung AG	618	43,919
Wienerberger AG	783	49,146
		995,387
Belgium—1.2%
Agfa Gevaert NV	1,839	41,697
Barco NV	80	7,395
Bekaert NV	118	16,133
Belgacom SA	2,883	128,857
Cofinimmo	88	18,372
Colruyt SA	180	41,325
Compagnie Maritime Belge SA	135	9,020
Delhaize Group	943	87,158
Dexia	8,587	257,010
D’ieteren NV	21	8,666
Euronav SA Private Equity	162	5,465
Fortis	15,796	723,548
Groupe Bruxelles Lambert SA	1,272	149,363
Interbrew	2,605	189,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
KBC Groep NV	2,614	$326,048
Mobistar SA	449	38,107
Omega Pharma SA	155	12,079
Solvay SA	921	142,245
UCB SA	1,533	89,495
Umicore	399	71,335
		2,362,643
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	17,386
Frontline Ltd.	465	16,257
Kerry Properties Ltd.	4,000	20,513
Noble Group Ltd.	26,000	25,589
Orient Overseas International Ltd.	2,200	20,379
SeaDrill Ltd. *	2,200	35,427
Ship Finance International Ltd.	1	23
Yue Yuen Industrial Holdings	11,000	37,233
		172,807
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	7,500	44,175
Foxconn International Holdings Ltd. *	28,000	85,100
Hutchison Telecommunications International Ltd. *	28,000	56,528
		185,803
Denmark—0.8%
A/S Dampskibsselskabet Torm	250	17,237
AP Moller - Maersk A/S	14	145,562
Bang & Olufsen A/S Class B	259	32,042
Codan A/S	175	16,554
Coloplast A/S Class B	274	23,234
Danisco A/S	833	65,437
Danske Bank A/S	6,130	284,554
DSV A/S	231	40,321
FLS Industries AS Class B	499	33,761
GN Store Nord *	2,031	28,693
H. Lundbeck A/S	507	11,819
Jyske Bank *	1,193	95,939
NKT Holding A/S	179	14,310
Novo Nordisk A/S Class B	3,524	321,741
Novozymes A/S Class B	493	44,005
Ostasiatiske Kompagni	186	8,925
Sydbank A/S	700	37,584
Topdanmark A/S *	178	34,351
TrygVesta AS	350	28,943
Vestas Wind Systems A/S *	2,556	142,674
William Demant Holding *	358	31,667
		1,459,353
Finland—1.5%
Amer Group	1,534	33,643
Cargotec Corp.	332	20,108
Elisa Oyj Class A	1,951	56,624
Fortum Oyj †	6,896	201,158
KCI Konecranes Oyj	1,717	57,857
Kesko Oyj Class B †	722	38,724
Kone Oyj	924	52,844
Metso Oyj	1,526	80,812
Neste Oil Oyj †	1,572	54,204
Nokia Oyj	55,187	1,273,671
Nokian Renkaat Oyj	1,550	42,647
OKO Bank Class A	1,100	18,772
Orion Oyj *	1,592	$38,448
Outokumpu Oyj	1,269	43,750
Rautaruukki Oyj †	940	43,867
Sampo Oyj	5,598	170,860
SanomaWSOY Oyj Class B	750	22,350
Stora Enso Oyj Class R †	9,940	172,921
Tietoenator Oyj †	743	21,656
UPM-Kymmene Oyj †	8,004	204,779
Uponor Oyj	1,125	39,877
Wartsila Oyj Class B	877	54,544
YIT Oyj	1,800	62,382
		2,806,498
France—8.9%
Accor SA	3,064	293,650
Air France	1,650	75,590
Air Liquide	1,669	406,840
Alcatel-Lucent	32,682	386,729
Alstom *	1,495	194,664
Atos Origin *	849	57,247
AXA	22,318	950,664
BNP Paribas	11,226	1,176,076
Bouygues SA	3,177	246,501
Business Objects SA *	1,011	36,740
Cap Gemini SA	2,024	154,302
Carrefour SA	8,275	607,512
Casino Guichard Perrachon SA	537	54,525
Cie Generale D’Optique Essilor International SA	1,323	152,432
CNP Assurances	645	75,602
Compagnie de Saint-Gobain	4,172	410,275
Credit Agricole SA	8,704	340,763
Dassault Systemes SA	693	37,286
France Telecom SA	23,117	613,561
Gaz de France †	2,750	128,635
Gecina SA	146	27,194
Groupe Danone †	3,284	538,173
Hermes International	1,113	154,160
Imerys SA	411	38,338
Klepierre	330	63,989
LVMH Moet Hennessy Louis Vuitton SA	3,228	359,114
Lafarge SA	2,160	339,925
Lagardere S.C.A.	1,626	126,275
L’Oreal SA	3,742	409,379
M6-Metropole Television	680	25,048
Michelin (C.G.D.E.) Class B	2,147	237,761
Neopost SA	339	48,646
PagesJaunes SA	1,314	28,687
Pernod-Ricard SA	1,336	272,092
Peugeot SA	2,422	171,047
Pinault-Printemps-Redoute SA	1,073	172,542
Publicis Groupe	2,281	110,281
Renault SA	2,624	308,023
Safran SA	2,404	59,096
Sanofi-Aventis	140	12,193
Sanofi-Synthelabo SA	13,467	1,173,707
Schneider Electric SA	3,013	384,662
SCOR	1,190	32,195
Societe BIC SA	239	16,735
Societe Des Autoroutes Paris-Rhin-Rhone	300	27,404
Societe Generale Class A	4,895	847,753
Societe Television Francaise[1] †	1,527	51,274
Sodexho Alliance SA	1,152	84,678
Suez SA *	880	12
Suez SA	13,589	721,093
Technip SA	1,700	123,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Thales SA	965	$56,358
Thomson	2,856	55,109
Total SA	29,354	2,053,997
Unibail	654	199,153
Valeo SA	731	43,069
Vallourec SA	517	133,071
Veolia Environment †	4,201	313,193
Vinci SA	2,789	435,599
Vivendi Universal SA	15,627	637,922
Zodiac SA	569	41,052
		17,333,472
Germany—6.8%
Adidas AG	2,749	150,287
Allianz AG	5,856	1,200,008
Altana AG †	900	58,634
BASF AG	6,653	749,848
Bayer AG	10,012	642,069
Beiersdorf AG	525	36,015
Bilfinger Berger AG	720	65,982
Carlsberg AS Class B	420	45,690
Celesio AG	958	60,316
Commerzbank AG	8,317	367,995
Continental AG	1,795	232,371
DaimlerChrysler AG †	12,413	1,017,207
Deutsche Bank AG	7,006	944,900
Deutsche Boerse AG	1,460	335,129
Deutsche Lufthansa AG	3,299	89,780
Deutsche Post AG	10,245	309,781
Deutsche Postbank AG	1,087	94,942
Deutsche Telekom AG	38,581	639,912
Douglas Holding AG	278	16,374
Fresenius Medical Care AG & Co. KGaA	1,044	152,364
Heidelberger Druckmaschinen	810	37,247
Hochtief AG	500	50,834
Hypo Real Estate Holding	2,008	128,370
Infineon Technologies AG *	12,151	189,528
IVG Immobilien AG	1,163	56,102
KarstadtQuelle AG *	920	33,886
Linde AG	1,442	155,479
MAN AG	1,916	223,820
Merck AG	736	95,188
Metro AG	2,095	148,654
MLP AG	575	14,541
Muenchener Rueckversicherungs AG	2,910	493,585
Premiere AG *	870	19,002
Puma AG Rudolf Dassler Sport	131	47,998
Rheinmetall AG	390	36,464
RWE AG	6,000	635,314
Salzgitter AG	432	63,377
SAP AG †	12,204	544,827
Siemens AG	11,160	1,197,160
Solarworld AG †	380	29,494
Suedzucker AG	694	13,267
ThyssenKrupp AG †	4,492	223,338
TUI AG †	2,646	65,519
E.ON AG	8,356	1,139,366
Volkswagen AG †	2,451	368,431
Wincor Nixdorf AG	300	28,209
		13,248,604
Gibraltar—0.0%
PartyGaming PLC	10,700	10,943
Greece—0.5%
Alpha Bank AE	3,694	$116,774
Coca Cola Hellenic Bottling Company SA	940	39,736
Cosmote Mobile Communications SA	860	25,784
EFG Eurobank Ergasias SA	2,394	97,465
Folli-Follie SA	100	3,498
Hellenic Petroleum SA	890	12,657
Hellenic Technodomiki Tev SA	480	7,028
Hellenic Telecommunications Organization SA *	3,314	90,543
Intracom Holdings SA *	500	2,653
Motor Oil Hellas Corinth Refineries SA	1,267	35,266
National Bank of Greece SA	6,063	321,255
OPAP SA	3,163	120,417
Piraeus Bank SA	1,875	65,107
Public Power Corporation	2,009	49,312
Technical Olympic SA	500	1,048
Titan Cement Company SA	500	26,969
Viohalco	930	14,304
		1,029,816
Hong Kong—1.5%
Bank of East Asia Ltd.	20,000	116,290
BOC Hong Kong Holdings Ltd.	46,500	112,506
Cathay Pacific Airways Ltd.	18,000	45,858
Cheung Kong Holdings Ltd.	19,000	240,181
CLP Holdings Ltd.	23,500	171,639
Esprit Holdings Ltd.	14,500	169,896
Giordano International Ltd.	10,000	4,864
Hang Lung Properties Ltd.	27,000	74,952
Hang Seng Bank Ltd.	7,600	107,957
Henderson Land Development	10,000	58,304
Hong Kong & China Gas	46,000	102,667
Hong Kong Exchanges and Clearing Ltd.	16,000	155,340
HongKong Electric Holdings	21,000	107,661
Hopewell Holdings Ltd.	11,000	42,831
Hutchison Whampoa Ltd.	27,000	259,279
Hysan Development Company Ltd.	7,000	18,949
Johnson Electric Holdings Ltd.	10,000	6,629
Kingboard Chemicals Holdings Company Ltd.	11,000	46,187
Li & Fung Ltd.	25,600	80,050
Link REIT	25,000	59,972
Melco International Development	7,000	12,555
MTR Corporation	18,000	44,916
New World Development Ltd.	46,600	105,237
PCCW Ltd.	58,000	34,789
Shangri-La Asia Ltd.	18,000	44,563
Shun TAK Holdings Ltd.	12,000	15,904
Sino Land Company	16,000	34,346
Sun Hung Kai Properties Ltd.	20,000	231,110
Swire Pacific Ltd. Class A	11,500	128,977
Techtronic Industries Company	14,500	17,442
Television Broadcasts Ltd.	5,000	31,198
Wharf Holdings Ltd.	25,000	92,385
Wing Hang Bank Ltd.	2,000	24,626
		2,800,060
Ireland—0.8%
Allied Irish Banks PLC	13,221	392,562
Bank of Ireland	14,199	305,137
C&C Group PLC	2,127	32,627
C&C Group PLC	2,580	39,448

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
CRH PLC	7,427	$318,876
DCC PLC	1,555	54,795
Depfa Bank PLC	4,066	72,727
Elan Corporation PLC *	5,136	66,864
Grafton Group PLC *	2,898	43,623
Greencore Group PLC	5,146	31,597
IAWS Group PLC	1,896	44,093
Independent News & Media PLC	18,421	83,846
Kerry Group PLC Class A	1,659	46,200
Kingspan Group PLC	2,308	61,276
Paddy Power PLC	684	18,162
Total Produce *	2,423	2,691
		1,614,524
Italy—3.5%
Alleanza Assicurazioni SpA	6,450	82,644
Arnoldo Mondadori Editore SpA	910	9,535
Assicurazioni Generali SpA	13,298	567,296
Autogrill SpA	999	19,202
Autostrade SpA	4,849	156,238
Banca Intesa SpA †	98,546	750,198
Banca Intesa SpA	14,283	107,052
Banca Monte dei Paschi di Siena SpA	13,134	82,497
Banca Popolare di Milano Scrl	5,753	89,415
Banche Popolari Unite Scrl	6,668	198,093
Banco Popolare di Verona e Novara Scrl	5,452	170,082
Benetton Group SpA	478	7,782
Bulgari SpA	2,013	29,165
Capitalia SpA	22,867	207,104
Enel SpA †	58,973	632,586
ENI SpA †	34,255	1,116,518
Fiat SpA *	8,647	219,538
Finmeccanica SpA	3,806	114,591
Fondiaria-Sai SpA	790	36,402
Gruppo Editoriale L’Espresso SpA	1,158	6,193
Italcementi SpA	992	29,840
Lottomatica SpA	894	35,749
Luxottica Group SpA	1,738	55,602
Mediaset SpA	10,373	113,476
Mediobanca SpA	6,309	140,840
Mediolanum SpA	3,095	25,150
Pirelli & C SpA	36,491	40,423
Seat Pagine Gialle SpA	42,682	26,386
Snam Rete Gas SpA	9,347	59,619
Telecom Italia RNC	81,924	202,998
Telecom Italia SpA	153,873	440,345
Terna SpA	24,044	89,665
Tiscali SpA *	1,909	7,259
UniCredito Italiano SpA †	104,422	995,934
		6,865,417
Japan—20.9%
77 Bank Ltd. (The)	3,000	19,584
Access Co. Ltd. *	2	8,967
Acom Company Ltd.	960	40,823
Aderans Company Ltd.	500	12,157
Advantest Corporation	2,400	106,621
Aeon Company Ltd.	9,600	190,906
Aeon Credit Service Company Ltd.	900	15,130
Aiful Corporation	825	25,529
Aisin Seiki Company Ltd.	2,300	80,569
Ajinomoto Company, Inc.	8,000	92,116
Alfresa Holdings Corporation	200	12,729
All Nippon Airways Company Ltd.	6,000	23,605
Alps Electric Company Ltd.	2,000	$23,419
Amada Company Ltd.	5,000	57,130
Amano Corporation	1,000	12,212
Aoyama Trading Company Ltd.	1,000	31,753
Arrk Corp.	700	8,458
Asahi Breweries Ltd.	5,400	86,730
Asahi Glass Company Ltd.	11,000	154,776
Asahi Kasei Corporation	14,000	101,788
Asatsu-DK, Inc.	200	6,315
Asics Corp.	4,000	44,745
Astellas Pharma, Inc.	7,675	330,802
Autobacs Seven Company Ltd.	200	7,167
Bank of Fukuoka Ltd. ‡	7,000	56,778
Bank of Kyoto Ltd. (The)	4,000	45,899
Bank of Yokohama Ltd. (The)	16,000	119,269
Benesse Corporation	900	33,490
Bridgestone Corporation	7,900	157,428
Canon Marketing Japan Inc.	900	18,865
Canon, Inc.	14,000	753,798
Casio Computer Company Ltd.	4,500	98,359
Central Glass Company Ltd.	2,000	13,551
Central Japan Railway Company	19	216,326
Chiba Bank Ltd. (The)	14,000	123,386
Chiyoda Corp.	2,000	43,805
Chubu Electric Power Company, Inc.	9,100	313,579
Chugai Pharmaceutical Company Ltd.	3,200	80,997
Circle K Sunkus Company Ltd.	300	5,610
Citizen Watch Company Ltd.	4,700	44,145
Coca-Cola West Japan Company Ltd.	1,200	26,085
COMSYS Holdings Corporation	1,000	10,726
Credit Saison Company Ltd.	2,400	78,904
CSK Corp.	800	33,535
KDDI Corporation	36	287,175
Dai Nippon Printing Company Ltd.	9,000	141,645
Daicel Chemical Industries Ltd.	3,000	20,466
Daido Steel Co. Ltd.	3,000	19,449
Daifuku Co. Ltd.	1,000	14,497
Daiichi Sankyo Co. Ltd.	10,402	319,233
Daikin Industries Ltd.	4,100	142,625
Daimaru, Inc.	4,000	51,894
Dainippon Ink & Chemical, Inc.	6,000	23,833
Dainippon Screen Manufacturing Company Ltd.	2,000	15,119
Daito Trust Construction Company Ltd.	900	42,283
Daiwa House Industry Company Ltd.	9,000	147,452
Daiwa Securities Group, Inc.	16,000	192,811
Denki Kagaku Kogyo KK	6,000	28,134
Denso Corporation	5,900	219,008
Dentsu, Inc.	22	61,509
Dowa Mining Company Ltd.	3,000	30,441
E*Trade Securities Co. Ltd.	25	31,739
eAccess Ltd.	19	12,654
East Japan Railway Company	45	350,974
Ebara Corporation	5,000	23,644
EDION Corp.	900	12,540
Eisai Company Ltd.	3,400	163,390
Electric Power Development Company	1,840	92,689
Elpida Memory, Inc. *	1,500	58,142
Familymart Company Ltd.	600	16,702
Fanuc Ltd.	2,400	222,988
Fast Retailing Company Ltd.	600	46,544

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fuji Electric Holdings Company Ltd.	7,000	$32,454
Fuji Soft ABC, Inc.	200	5,960
FUJIFILM Holding Corp.	6,200	254,299
Fujikura Ltd.	4,000	28,163
Fujitsu Ltd.	25,000	166,331
Furukawa Electric Company Ltd. (The)	8,000	48,762
Glory Ltd.	800	15,592
Goodwill Group, Inc. (The)	12	9,435
Gunma Bank Ltd.	5,000	35,411
Gunze Ltd.	2,000	11,609
Hakuhodo DY Holdings, Inc.	200	14,002
Hankyu Department Stores, Inc.	1,000	9,282
Hankyu Holdings, Inc.	18,600	112,698
Haseko Corp. *	8,000	29,214
Hikari Tsushin, Inc.	200	9,104
Hino Motors Ltd.	2,000	10,660
Hirose Electric Company Ltd.	330	39,616
Hitachi Cable Ltd.	1,000	5,687
Hitachi Chemical Company Ltd.	900	21,163
Hitachi Construction Machinery Company Ltd.	1,000	27,011
Hitachi Credit Corporation	400	7,982
Hitachi High-Technologies Corp.	700	19,119
Hitachi Ltd.	44,000	342,946
Hokkaido Electric Power Company, Inc.	1,800	47,889
Hokugin Financial Group, Inc.	19,000	65,395
Honda Motor Company Ltd.	20,700	723,300
House Foods Corporation	500	8,544
Hoya Corporation	5,100	168,958
Ibiden Co. Ltd.	1,600	82,858
Index Holdings	9	4,680
Inpex Holdings, Inc.	10	86,538
Isetan Company Ltd.	2,100	36,621
Ishikawajima-Harima Heavy Industries Company Ltd.	21,000	87,200
Ito En Ltd.	800	26,122
Itochu Corporation	19,000	188,166
Itochu Techno-Science Corporation	300	14,373
Jafco Company Ltd.	400	22,074
Japan Airlines System Corporation *†	14,000	29,167
Japan Prime Realty Investment Corp. REIT	5	22,044
Japan Real Estate Investment Corporation REIT	6	79,730
Japan Retail Fund Investment Corporation REIT	4	39,514
Japan Steel Works Ltd. (The)	4,000	48,047
Japan Tobacco, Inc.	63	309,700
JFE Holdings, Inc.	7,400	438,157
JGC Corporation	3,000	49,212
Joyo Bank Ltd.	9,000	56,160
JSR Corporation	2,300	53,016
JTEKT Corporation	2,000	35,029
Kajima Corporation	19,000	96,875
Kaken Pharmaceutical Company Ltd.	1,000	8,158
Kamigumi Company Ltd.	5,000	43,056
Kaneka Corporation	3,000	28,620
Kansai Electric Power Company, Inc. (The)	11,100	320,244
Kansai Paint Company Ltd.	2,000	17,120
Kao Corporation	8,000	234,541
Katokichi Company Ltd.	900	5,671
Kawasaki Heavy Industries Ltd.	19,000	$80,370
Kawasaki Kisen Kaisha Ltd. †	6,000	57,030
Keihin Electric Express Railway Company Ltd.	7,000	53,764
Keio Electric Railway Company Ltd.	12,000	83,452
Keisei Electric Railway Co. Ltd.	2,000	12,926
Keyence Corporation	530	119,577
Kikkoman Corporation	2,000	25,630
Kinden Corporation	1,000	8,983
Kinki Nippon Railway Company Ltd.	19,000	59,905
Kirin Brewery Company Ltd.	11,000	159,218
KK DaVinci Advisors *	13	13,857
Kobe Steel Ltd.	46,000	185,355
Kokuyo Company Ltd.	700	9,278
Komatsu Ltd.	13,000	273,013
Komori Corporation	430	10,011
Konami Corporation	1,200	32,099
Konica Minolta Holdings, Inc.	5,500	72,258
Kose Corporation	400	11,840
Kubota Corporation	15,000	131,213
Kuraray Company Ltd.	4,000	43,168
Kurita Water Industries Ltd.	1,500	36,226
Kyocera Corporation	2,100	197,838
Kyowa Hakko Kogyo Company Ltd.	3,000	27,762
Kyushu Electric Power Company, Inc.	4,200	119,711
Lawson, Inc.	1,700	65,456
Leopalace21 Corporation	1,400	46,353
Mabuchi Motor Company Ltd.	400	24,802
Makita Corporation	2,100	78,001
Marubeni Corporation	27,000	163,995
Marui Company Ltd.	4,000	48,980
Matsui Securities Co. Ltd. *	1,100	9,633
Matsumotokiyoshi Company Ltd.	300	6,883
Matsushita Electric Industrial Company Ltd.	27,000	545,675
Matsushita Electric Works Ltd.	4,000	45,832
Mediceo Paltac Holdings Company Ltd.	2,100	40,054
Meiji Dairies Corporation	2,000	15,715
Meiji Seika Kaisha Ltd.	5,000	23,200
Meitec Corporation	300	9,692
Millea Holdings, Inc.	9,600	354,740
Minebea Company Ltd.	3,000	18,551
Mitsubishi Chemical Holdings Corp.	14,000	119,305
Mitsubishi Corporation	18,100	418,996
Mitsubishi Electric Corporation	29,000	298,790
Mitsubishi Estate Company Ltd.	17,000	557,506
Mitsubishi Gas Chemical Company, Inc.	4,000	38,320
Mitsubishi Heavy Industries Ltd.	40,000	258,651
Mitsubishi Logistics Corporation	1,000	17,022
Mitsubishi Materials Corporation	12,000	56,921
Mitsubishi Rayon Company Ltd.	10,000	66,513
Mitsubishi UFJ Financial Group, Inc.	116	1,310,554
Mitsubishi UFJ Securities Company Ltd. *	3,000	34,177
Mitsui & Company Ltd.	22,000	415,181
Mitsui Chemicals, Inc.	8,000	69,902
Mitsui Engineering & Shipbuilding Company Ltd.	12,000	50,801
Mitsui Fudosan Company Ltd.	11,000	322,456
Mitsui Mining & Smelting Company Ltd.	6,000	32,907
Mitsui O.S.K. Lines Ltd.	17,000	188,751

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui Sumitomo Insurance Company Ltd.	15,000	$188,076
Mitsui Trust Holdings, Inc.	9,000	88,685
Mitsukoshi Ltd.	6,000	27,561
Mitsumi Electric Company Ltd.	1,700	56,273
Mizuho Financial Group, Inc.	128	824,504
Murata Manufacturing Company Ltd.	3,100	225,766
NEC Corporation	27,000	144,712
NTT DoCoMo, Inc.	272	502,467
Namco Bandai Holdings, Inc.	2,250	35,084
NEC Electronics Corporation *†	300	7,256
NET One Systems Company Ltd.	4	4,747
NGK Insulators Ltd.	3,000	61,713
NGK Spark Plug Company Ltd.	2,000	37,423
NHK Spring Co. Ltd.	2,000	20,072
Nichirei Company	2,000	11,694
Nidec Corporation	1,600	102,971
Nikko Cordial Corporation †	12,500	178,030
Nikon Corporation	4,000	84,185
Nintendo Company Ltd.	1,300	378,254
Nippon Building Fund, Inc. REIT	5	82,999
Nippon Electric Glass Company Ltd.	4,500	78,774
Nippon Express Company Ltd.	9,000	56,474
Nippon Kayaku Company Ltd.	3,000	24,804
Nippon Light Metal Company Ltd.	3,000	8,504
Nippon Meat Packers, Inc.	2,000	24,469
Nippon Mining Holdings, Inc.	16,000	137,512
Nippon Oil Corporation	17,000	137,639
Nippon Sanso Corporation	2,000	18,072
Nippon Sheet Glass Company Ltd.	6,000	31,476
Nippon Shokubai Company Ltd.	1,000	10,795
Nippon Steel Corporation	87,000	612,617
Nippon Telegraph & Telephone Corporation	68	360,196
Nippon Unipac Holding	10	35,584
Nippon Yusen Kabushiki Kaisha	18,000	144,428
Nishimatsu Construction Company Ltd.	2,000	6,476
Nishi-Nippon City Bank Ltd. (The)	7,000	31,027
Nissan Chemical Industries Ltd.	2,000	25,772
Nissan Motor Company Ltd.	29,400	314,960
Nisshin Seifun Group, Inc.	2,200	22,408
Nisshin Steel Company Ltd.	15,000	64,648
Nisshinbo Industries, Inc.	4,000	50,074
Nissin Food Products Company Ltd.	1,100	40,394
Nitori Company Ltd.	300	14,945
Nitto Denko Corporation	2,800	131,601
NOK Corporation	1,100	18,658
Nomura Holdings, Inc.	23,600	490,640
Nomura Real Estate Office Fund, Inc. REIT	5	64,289
Nomura Research Institute Ltd.	1,350	39,784
NSK Ltd.	7,000	66,737
NTN Corporation	9,000	77,902
NTT Data Corporation	17	86,315
NTT Urban Development Corporation	10	23,392
Obayashi Corporation	11,000	70,892
Obic Company Ltd.	100	19,771
Odakyu Electric Railway Company Ltd.	9,000	65,877
Oji Paper Company Ltd.	16,000	84,926
Oki Electric Industry Company Ltd. *	4,000	7,709
Okuma Corp.	2,000	$23,336
Okumura Corporation	2,000	10,984
Olympus Corporation	3,000	102,611
Omron Corporation	4,100	110,324
Onward Kashiyama Company Ltd.	2,000	27,818
Oracle Corporation	300	14,428
Oriental Land Company Ltd.	600	35,760
ORIX Corporation	1,190	309,617
Osaka Gas Company Ltd.	35,000	135,984
OSG Corp.	900	13,636
Otsuka Corp.	200	19,165
Park24 Co. Ltd.	1,200	16,141
Pioneer Corporation	2,000	26,141
Promise Company Ltd.	1,060	39,891
Q.P. Corporation	800	7,269
Rakuten, Inc.	94	44,668
Resona Holdings, Inc. †	59	158,505
Ricoh Company Ltd.	10,000	225,029
Rinnai Corporation	300	8,002
Rohm Company Ltd.	1,500	136,099
Round One Corp.	4	8,076
Ryohin Keikaku Company Ltd.	500	31,566
Sanken Electric Company Ltd.	1,000	10,501
Sankyo Company Ltd.	600	26,375
Santen Pharmaceutical Company Ltd.	700	18,030
Sanwa Shutter Corporation	3,000	18,693
Sanyo Electric Company Ltd. *†	18,000	30,723
Sapporo Breweries Ltd.	4,000	28,176
Sapporo Hokuyo Holdings, Inc.	7	70,230
SBI Holdings, Inc.	111	42,086
Secom Company Ltd.	3,500	162,167
Sega Sammy Holdings, Inc. †	2,348	54,879
Seiko Epson Corporation	1,800	52,997
Seino Transportation Company Ltd.	4,000	37,797
Sekisui Chemical Company Ltd.	4,000	31,842
Sekisui House Ltd.	8,000	124,556
Seven & I Holdings Co. Ltd.	10,740	326,494
Sharp Corporation	15,000	289,243
Shimachu Company Ltd.	600	17,783
Shimamura Company Ltd.	200	21,984
Shimano, Inc.	1,000	30,915
Shimizu Corporation	10,000	61,293
Shin-Etsu Chemical Company Ltd.	5,100	311,160
Shinko Electric Industries	800	18,055
Shinko Securities Co. Ltd. *	13,000	65,707
Shinsei Bank Ltd.	21,000	100,694
Shionogi & Company Ltd.	4,000	72,105
Shiseido Company Ltd.	6,000	122,027
Shizuoka Bank Ltd.	8,000	85,153
Shohkoh Fund & Company Ltd.	70	12,465
Showa Denko KK	12,000	45,036
Showa Shell Sekiyu KK	2,900	35,520
SMC Corporation	800	107,270
Softbank Corporation *†	9,300	238,855
Sojitz Corporation *	17,200	71,671
Sompo Japan Insurance, Inc.	11,000	136,987
Sony Corporation	13,400	679,102
Stanley Electric Company Ltd.	2,500	50,830
Sumco Corp.	1,200	49,817
Sumitomo Bakelite Company Ltd.	2,000	14,460
Sumitomo Chemical Company Ltd.	19,000	143,576
Sumitomo Corporation	14,000	251,562
Sumitomo Electric Industries Ltd.	10,200	154,930
Sumitomo Heavy Industries Ltd.	7,000	69,677
Sumitomo Metal Industries Ltd.	61,000	315,626
Sumitomo Metal Mining Company Ltd.	9,000	173,530

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Mitsui Financial Group, Inc.	89	$807,990
Sumitomo Osaka Cement Company Ltd.	4,000	12,012
Sumitomo Realty & Development Company Ltd.	5,000	189,373
Sumitomo Rubber Industries, Inc.	1,900	20,796
Sumitomo Titanium Corp.	200	22,168
Sumitomo Trust & Banking Company Ltd. (The)	16,000	166,456
Suruga Bank Ltd. (The)	2,000	26,028
Suzuken Company Ltd.	960	34,093
T&D Holdings, Inc.	3,600	247,931
TDK Corporation	2,000	173,639
Taiheiyo Cement Corporation	15,000	66,225
Taisei Corporation	22,000	81,494
Taisho Pharmaceutical Company Ltd. †	2,300	42,265
Taiyo Yuden Company Ltd.	1,000	20,797
Takara Holdings, Inc.	2,000	14,147
Takashimaya Company Ltd.	3,000	36,934
Takeda Pharmaceutical Company Ltd.	11,820	776,104
Takefuji Corporation	1,360	54,618
Tanabe Seiyaju Company Ltd.	4,000	54,650
Teijin Ltd.	13,000	73,268
Terumo Corporation	2,000	77,866
THK Company Ltd.	1,600	37,619
TIS, Inc.	300	7,126
Tobu Railway Company Ltd.	13,000	62,519
Toda Corporation	2,000	9,589
Toho Company Ltd.	3,000	58,506
Toho Titanium Co. Ltd.	300	14,653
Tohoku Electric Power Company, Inc.	6,100	155,054
Tokai Rika Co. Ltd.	700	16,593
Tokuyama Corp.	3,000	52,398
Tokyo Broadcasting System	200	7,404
Tokyo Electric Power Company, Inc. (The)	16,800	575,071
Tokyo Electron Ltd.	2,100	146,675
Tokyo Gas Company Ltd.	30,000	167,204
Tokyo Seimitsu Company Ltd.	400	13,552
Tokyo Steel Manufacturing Co. Ltd.	1,300	19,176
Tokyo Style Company Ltd.	1,000	10,961
Tokyo Tatemono Co. Ltd.	4,000	60,254
Tokyu Corporation	12,000	93,489
Tokyu Land Corporation	9,000	102,543
TonenGeneral Sekiyu KK	3,000	33,521
Toppan Printing Company Ltd.	8,000	83,561
Toray Industries, Inc.	19,000	137,134
Toshiba Corporation †	40,000	267,082
Tosoh Corporation	9,000	46,485
Tostem Inax Holding Corporation	4,900	106,268
Toto Ltd.	3,000	30,092
Toyo Seikan Kaisha Ltd.	1,600	32,231
Toyo Suisan Kaisha Ltd.	1,000	19,681
Toyobo Company Ltd.	4,000	11,912
Toyoda Gosei Company Ltd.	500	11,827
Toyota Industries Corporation	2,700	127,721
Toyota Motor Corporation	38,800	2,491,660
Toyota Tsusho Corp.	2,900	73,982
Trend Micro, Inc. †	1,000	27,312
Ube Industries Ltd.	9,000	28,563
Uni-Charm Corporation	500	31,652
Uniden Corp.	1,000	7,741
UNY Company Ltd.	2,000	27,461
Ushio, Inc.	1,000	$19,302
USS Company Ltd.	200	13,073
Wacoal Corp.	1,000	12,682
West Japan Railway Company	30	138,663
Yahoo Japan Corporation *	190	65,490
Yakult Honsha Company Ltd.	1,900	48,633
Yamada Denki Company Ltd.	1,100	102,321
Yamaha Corporation	2,000	44,603
Yamaha Motor Company Ltd.	2,900	81,222
Yamato Transport Company Ltd.	5,000	80,681
Yamazaki Baking Company Ltd.	1,000	9,118
Yaskawa Electric Corp.	2,000	23,652
Yokogawa Electric Corporation	3,400	52,061
Zeon Corporation	2,000	20,601
		40,638,094
Luxembourg—0.0%
Acergy SA *	2,569	54,458
Stolt-Nielsen S.A.	550	16,182
		70,640
Netherlands—4.6%
ABN AMRO Holding NV	24,676	1,064,959
ASML Holdings NV *	6,945	172,131
Aegon NV	19,222	384,441
Akzo Nobel NV	3,475	264,383
Arcelor Mittal	10,225	548,581
Buhrmann NV	1,100	14,798
Corio NV	518	47,266
European Aeronautic Defense and Space Company †	4,707	146,554
Fugro NV	580	29,501
Getronics NV	1,442	13,262
Hagemeyer NV *	5,005	23,833
Heineken NV	3,385	177,271
ING Groep NV	25,402	1,076,412
James Hardie Industries NV	6,561	44,420
Royal KPN NV	27,744	432,994
Koninklijke Ahold NV *	21,058	247,654
Koninklijke DSM	2,591	116,462
Koninklijke Philips Electronics NV †	15,683	598,731
Oce NV	599	11,007
Qiagen NV *†	1,474	25,076
Randstad Holding NV	644	50,119
Reed Elsevier NV	9,433	167,356
Rodamco Europe NV	666	93,033
Royal Dutch Shell PLC Class A	50,891	1,694,242
Royal Numico NV	2,091	108,025
SBM Offshore NV	1,476	53,306
STMicroelectronics NV	8,732	168,408
TNT NV	5,509	253,635
Unilever NV	23,156	677,389
Vedior NV	2,203	49,180
Wereldhave NV	289	44,832
Wolters Kluwer NV	4,949	148,711
		8,947,972
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	13,959
Contact Energy Ltd.	5,052	33,336
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,110
Fisher & Paykel Healthcare Corporation	8,610	22,379
Fletcher Building Ltd.	6,628	52,211
Sky City Entertainment Group Ltd.	7,479	25,016
Sky Network Television Ltd.	1,544	6,024

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telecom Corporation of New Zealand Ltd. †	26,923	$91,917
Tower Ltd. *	994	1,599
Vector Ltd.	1,296	2,767
Warehouse Group Ltd.	1,485	7,192
		260,510
Norway—0.8%
Aker Kvaerner ASA	3,235	73,031
DET Norske Oljeselskap *†	7,200	12,785
DNB NOR ASA	10,702	150,621
Marine Harvest *	29,924	34,993
Norsk Hydro ASA	9,283	304,227
Norske Skogindustrier ASA	2,416	41,211
Ocean RIG ASA *	2,400	16,263
Orkla ASA	2,473	173,489
Petroleum Geo-Services ASA *	1,692	43,513
ProSafe SE	3,100	46,746
Schibsted ASA	967	42,505
Statoil ASA †	9,670	261,514
Storebrand	3,803	60,661
Tandberg ASA *	985	20,397
Telenor ASA	10,466	185,056
TGS Nopec Geophysical Co. ASA *	1,200	27,254
Tomra Systems ASA	1,398	10,013
Yara International ASA	2,625	72,001
		1,576,280
Portugal—0.3%
Banco BPI SA	2,502	21,784
Banco Comercial Portugues SA Class R	28,942	105,206
Banco Espirito Santo SA	2,116	40,507
Brisa-Auto Estradas de Portugal SA	2,875	37,856
Cimpor Cimentos de Portugal SA	1,457	12,271
Electricidade de Portugal SA	20,948	112,986
Jeronimo Martins SGPS SA	1,346	35,117
Portugal Telecom SGPS SA	7,601	102,229
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,344	34,843
Sonae SGPS SA	18,467	41,584
		544,383
Singapore—0.9%
Allgreen Properties Ltd.	6,000	6,902
Ascendas Real Estate Investment Trust REIT	7,300	11,461
CapitaCommercial Trust REIT	20,000	36,538
Capitaland Ltd.	23,000	120,881
CapitaMall Trust REIT	9,000	22,242
Chartered Semiconductor Manufacturing Ltd. *	7,000	6,662
City Developments Ltd.	10,000	95,792
ComfortDelgro Corporation Ltd.	15,000	19,639
Cosco Corp. (Singapore) Ltd.	18,000	33,911
Creative Technology Ltd	400	2,559
DBS Group Holdings Ltd.	15,000	211,002
Fraser and Neave Ltd.	10,000	33,534
Jardine Cycle & Carriage Ltd.	1,000	7,810
Keppel Corporation Ltd.	8,000	100,033
Keppel Land Ltd.	4,000	24,896
Neptune Orient Lines Ltd.	4,000	8,529
Olam International Ltd.	19,000	38,129
Oversea-Chinese Banking Corp.	34,600	204,811
Parkway Holdings Ltd.	3,000	$6,461
SembCorp Industries Ltd.	10,340	34,651
SembCorp Marine Ltd.	4,000	9,230
Singapore Airlines Ltd.	9,000	98,147
Singapore Exchange Ltd.	15,000	64,457
Singapore Land Ltd.	1,000	6,959
Singapore Post Ltd.	10,000	7,310
Singapore Press Holdings Ltd.	24,500	70,927
Singapore Technologies Engineering Ltd.	12,000	26,198
Singapore Telecommunications Ltd.	94,159	203,192
SMRT Corp Ltd.	6,000	5,883
ST Assembly Test Services Ltd. *	7,000	8,423
Suntec REIT	5,000	6,516
United Overseas Bank Ltd.	16,000	221,080
United Overseas Land Ltd.	3,000	10,072
Venture Corporation Ltd.	2,000	19,171
Want Want Holdings Ltd.	12,000	23,400
		1,807,408
Spain—3.9%
Abertis Infraestructuras SA	2,831	91,566
Acciona SA	445	96,894
Acerinox SA	2,413	61,790
ACS Actividades Construccion y Servicios	3,130	191,494
Altadis SA	3,643	234,027
Antena 3 de Television SA	1,187	26,661
Banco Bilbao Vizcaya Argentaria SA	47,155	1,159,771
Banco Popular Espanol SA	11,653	241,452
Banco Santander Central Hispano SA	79,155	1,415,359
Cintra Concesiones de Infraestructuras de Transporte SA	4,742	89,264
Corp Mapfre SA	7,235	37,307
Ebro Puleva SA	982	23,248
Endesa SA	9,461	509,948
Fomento de Construcciones Y Contratas SA	687	70,919
Gamesa Corporation Tecnologica SA	3,566	130,060
Gas Natural SDG SA	2,735	128,939
Grupo Ferrovial SA	1,190	121,074
Iberdrola SA	10,803	512,565
Iberia Lineas Aereas de Espana	9,947	53,285
Inditex SA	3,110	194,560
Indra Sistemas SA	1,576	39,878
NH Hoteles SA	1,493	34,439
Promotora de Informaciones SA	1,051	23,608
Repsol YPF SA	12,292	414,866
Sacyr Vallehermoso SA	1,382	77,828
Sociedad General de Aguas de Barcelona SA Class B	937	33,651
Sogecable SA *	418	17,406
Telefonica SA	59,197	1,313,014
Union Fenosa SA	1,695	91,842
Zeltia SA *	6,642	60,833
		7,497,548
Sweden—2.4%
Alfa Laval AB	1,486	76,901
Assa Abloy AB Class B	4,945	113,878
Atlas Copco AB Class A	4,704	156,407
Atlas Copco AB Class B	3,379	107,754
Axfood AB	275	10,864
Billerud AB	333	4,990
Boliden AB	3,400	75,116
Castellum AB	3,485	50,351
D Carnegie AB	950	19,773

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrolux AB Class B	3,241	$82,268
Elekta AB Class B †	1,525	27,601
Eniro AB	2,820	35,631
Fabege AB	1,516	38,075
Getinge AB	3,096	70,648
Hennes & Mauritz AB Class B †	5,724	329,510
Hoganas AB Class B	196	4,984
Holmen AB Class B	741	30,532
Husqvarna AB *	3,553	58,775
Kungsleden AB	1,110	19,975
Lundin Petroleum AB *	2,845	33,594
Modern Times Group AB Class B *	680	39,721
Nobia AB	600	24,650
Nordea Bank AB	29,244	467,321
OMHEX AB	585	12,194
Oriflame Cosmetics SA SDR	760	29,450
Sandvik AB †	12,678	225,843
SAS AB *	1,903	35,047
Scania AB Class B	1,104	86,763
Securitas AB Class B	6,443	98,703
Securitas Direct AB Class B *	3,488	9,740
Securitas Systems AB Class B *	3,488	12,223
Skandinaviska Enskilda Banken AB Class A †	5,965	191,102
Skanska AB Class B	4,112	91,674
SKF AB	4,732	98,697
Ssab Svenskt Stal AB Class A	2,460	76,110
Ssab Svenskt Stal AB Class B	669	19,236
Svenska Cellulosa AB Class B †	2,110	112,989
Svenska Handelsbanken AB Class A	6,416	191,059
Swedish Match AB	5,428	96,985
Tele2 AB Class B	4,495	73,845
Telefonaktiebolaget LM Ericsson Class B †	199,952	741,464
TeliaSonera AB	28,849	250,345
Trelleborg AB Class B	695	18,107
Volvo AB Class A	1,157	99,730
Volvo AB Class B	2,736	231,210
Wihlborgs Fastigheter AB	260	5,579
		4,687,414
Switzerland—6.3%
ABB Ltd.	28,992	499,901
Adecco SA	2,218	141,332
Ciba Specialty Chemicals AG	897	59,347
Clariant AG *	2,411	41,559
Compagnie Financiere Richemont AG Class A	7,472	420,071
Credit Suisse Group	15,452	1,114,709
Geberit AG	45	69,738
Givaudan	95	88,342
Holcim Ltd.	2,715	273,749
Kudelski SA	295	10,463
Kuehne & Nagel International AG	690	56,808
Kuoni Reisen Holding *	30	18,034
Logitech International S.A. *	2,953	82,512
Lonza Group AG *	394	37,998
Micronas Semiconductor Holdings AS *	231	4,803
Nestle SA	5,448	2,127,434
Nobel Biocare Holding AG	407	148,767
Novartis AG †	30,983	1,734,539
OC Oerlikon Corporation AG *	92	56,241
Phonak Holding AG	495	38,084
PSP Swiss Property AG *	889	54,310
Rieter Holding AG	82	$41,035
Roche Holding AG–Genusschein	9,411	1,675,251
Schindler Holding AG	697	42,611
SGS SA	56	67,179
Straumann Holding AG	152	43,684
Sulzer AG	38	53,464
Swatch Group AG	1,240	66,626
Swatch Group AG Class B	384	101,947
Swiss Reinsurance	4,449	407,948
Swisscom AG	268	97,231
Syngenta AG *	1,540	294,108
Synthes, Inc.	697	86,482
UBS AG	26,929	1,609,206
Zurich Financial Services AG	2,022	585,943
		12,251,456
United Kingdom—20.8%
3i Group PLC	6,539	146,721
Aegis Group PLC	10,694	31,542
Aggreko PLC	3,629	36,111
Alliance Boots PLC	11,219	227,022
Amec PLC	4,597	48,103
Amvescap PLC	11,491	126,875
Anglo American PLC	19,413	1,026,140
ARM Holdings PLC	16,800	44,324
Arriva PLC	2,576	37,802
AstraZeneca PLC	21,004	1,133,400
Aviva PLC	35,604	526,590
BG Group PLC	46,431	670,420
BAE Systems PLC	42,625	386,767
Balfour Beatty PLC	5,436	51,193
Barclays PLC	88,569	1,257,098
Barratt Developments PLC	3,636	79,042
BBA Aviation PLC	7,304	40,422
Bellway PLC	1,998	62,655
Berkeley Group Holdings PLC *	994	30,769
BHP Billiton PLC	33,616	747,627
Biffa PLC	4,042	27,419
Bovis Homes Group PLC	2,241	50,910
BP PLC	267,628	2,895,508
British Airways PLC *	7,179	68,849
British American Tobacco PLC	20,979	658,883
British Land Company PLC	7,844	236,832
British Sky Broadcasting PLC	15,204	169,182
Brixton PLC	3,366	33,748
BT Group PLC	111,942	670,608
Bunzl PLC	3,373	47,844
Burberry Group PLC	8,387	107,918
Cadbury Schweppes PLC	28,205	362,863
Capita Group PLC	11,152	150,107
Carnival PLC	2,621	126,661
Carphone Warehouse Group PLC	4,210	23,081
Cattles PLC	4,437	35,802
Centrica PLC	48,294	368,803
Charter PLC *	1,800	31,525
Close Brothers Group PLC	1,677	33,446
Cobham PLC	14,921	61,612
Collins Stewart PLC *	2,250	11,279
Compass Group PLC	30,707	205,867
Cookson Group PLC	2,753	33,721
Corus Group PLC	14,355	171,536
CSR PLC *	1,360	17,331
Daily Mail and General Trust NV Class A	3,741	59,898
Davis Service Group PLC	1,254	14,402
De La Rue PLC	2,402	33,874
Diageo PLC	36,535	741,305
DSG International PLC	34,463	115,790

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrocomponents PLC	8,176	$46,489
EMAP PLC	4,184	62,521
EMI Group PLC	10,234	46,037
Enterprise Inns PLC	7,638	100,770
Experian Group Ltd.	14,629	169,247
First Choice Holidays PLC	6,869	38,980
FirstGroup PLC	4,584	59,982
FKI PLC	16,782	38,524
Friends Provident PLC	25,172	95,554
Galiform PLC *	5,133	15,726
Gallaher Group PLC	8,478	189,145
GKN PLC	8,292	62,254
GlaxoSmithKline PLC	78,323	2,164,055
Great Portland Estates PLC	1,047	16,011
Group 4 Securicor PLC	13,939	55,226
HSBC Holdings PLC	158,097	2,771,153
Hammerson PLC	4,335	148,362
Hanson PLC	10,517	169,895
Hays PLC	22,745	70,170
HBOS PLC	51,665	1,069,170
Hilton Group PLC	10,175	81,007
HMV Group PLC	2,784	6,089
Home Retail Group	11,948	104,955
ICAP PLC	5,949	62,153
Imi PLC	4,190	47,879
Imperial Chemical Industries PLC	17,501	172,224
Imperial Tobacco Group PLC	9,509	426,900
Inchcape PLC	5,470	61,538
Intercontinental Hotels Group PLC	4,360	107,888
International Power PLC	20,158	157,711
Intertek Testing Services Ltd.	2,153	38,486
Invensys PLC *	10,630	60,894
Investec PLC	7,041	91,362
J Sainsbury PLC	19,005	205,819
Johnson Matthey PLC	3,762	117,229
Kelda Group PLC	5,398	99,945
Kesa Electricals PLC	6,658	44,450
Kingfisher PLC	30,709	168,710
Land Securities Group PLC	6,379	269,846
Legal & General Group PLC	82,543	259,343
Liberty International PLC	3,154	77,647
Lloyds TSB Group PLC	76,391	844,555
LogicaCMG PLC	23,317	81,837
London Stock Exchange Group PLC	2,040	50,347
Man Group PLC	25,717	281,447
Marks & Spencer Group PLC	22,444	299,210
Meggitt PLC	6,030	35,426
Michael Page International PLC	3,580	37,815
Misys PLC	7,750	36,528
National Express Group PLC	2,122	52,783
National Grid PLC	36,997	584,406
Next PLC	3,913	173,476
Old Mutual PLC	73,236	237,436
Pearson PLC	13,052	224,774
Persimmon PLC	4,747	131,607
Premier Farnell PLC	3,094	12,460
Provident Financial PLC	3,227	51,181
Prudential PLC	35,026	495,414
Punch Taverns PLC	3,041	74,749
Rank Group PLC	6,039	24,249
Reckitt Benckiser PLC	7,994	417,282
Reed Elsevier PLC	17,521	210,148
Rentokil Initial PLC	21,985	70,776
Resolution PLC	9,190	112,236
Reuters Group PLC	20,631	189,773
Rexam PLC	6,711	$72,850
Rio Tinto PLC	13,986	799,427
Rolls-Royce Group Class B ‡	1,449,098	2,854
Rolls-Royce Group PLC *	24,478	238,998
Royal Bank of Scotland Group PLC	43,288	1,696,296
Royal Dutch Shell PLC Class B	37,350	1,243,804
SABMiller PLC	10,979	241,892
Sage Group PLC	23,751	121,011
Schroders PLC	1,387	34,628
Scottish & Newcastle PLC	13,361	158,404
Scottish & Southern Energy PLC	11,345	345,557
Scottish Power PLC	19,935	315,153
Serco Group PLC	6,037	54,660
Severn Trent PLC	2,694	76,109
Signet Group PLC	21,951	54,283
Slough Estates PLC	6,715	103,672
Smith & Nephew PLC	13,976	178,031
Smiths Group PLC	8,033	162,545
SSL International PLC	4,822	38,027
Stagecoach Group PLC	12,018	42,544
Standard Life PLC	30,240	188,730
Tate & Lyle PLC	5,763	65,434
Taylor Woodrow PLC	7,438	71,771
Tesco PLC	105,189	921,466
Tomkins PLC	18,433	96,878
Travis Perkins PLC	1,362	54,051
Trinity Mirror PLC	6,163	64,449
Tullett Prebon PLC *	2,250	21,414
Unilever PLC	17,318	523,510
United Business Media PLC	3,042	47,521
United Utilities PLC	11,105	165,620
Vodafone Group PLC	713,339	1,909,213
Whitbread PLC	2,807	104,621
William Hill PLC	4,532	56,835
Wimpey (George) PLC	5,950	74,441
Wolseley PLC	9,800	230,534
WPP Group PLC	18,445	280,335
Xstrata PLC	8,114	417,121
Yell Group PLC	10,707	126,474
		40,459,651
TOTAL COMMON STOCKS
(Cost $125,231,415)		180,234,824

PREFERRED STOCKS—0.3%
Germany—0.3%
Henkel KGaA	956	141,914
Porsche AG	107	164,137
ProSieben SAT.1 Media AG	783	27,830
RWE AG	479	47,674
Volkswagen AG	1,215	124,822
		506,377
Italy—0.0%
Unipol SpA Preferred	16,591	60,766
TOTAL PREFERRED STOCKS
(Cost $326,277)		567,143

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.950%	06/14/2007	**	$540,000	$534,431
4.905%	06/14/2007	**	35,000	34,643
4.895%	06/14/2007	**	60,000	59,388
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $628,462)				628,462

RIGHTS—0.0%
Sweden—0.0%
Fabege AB Rights, Expires 4/25/07		‡	1,516	1,171
United Kingdom—0.0%
Meggitt PLC Rights, Expires 3/28/2007			3,015	5,894
TOTAL RIGHTS
(Cost $4,323)				7,065

CASH EQUIVALENTS—4.8%
Institutional Money Market Funds—0.2%
BGI Institutional Money Market Fund		††	101,064	101,064
Reserve Primary Money Market Fund		††	229,875	229,875
				330,939
Bank & Certificate Deposits/ Offshore Time Deposits—4.5%
Abbey National PLC
5.270%	04/26/2007	††	67,376	67,376
Abbey National PLC
5.270%	04/03/2007	††	67,376	67,376
BancoBilbao Vizcaya Argentaria SA
5.305%	05/14/2007	††	202,127	202,127
Bank of Montreal
5.400%	04/02/2007	††	67,376	67,376
Bank of Montreal
5.270%	04/20/2007	††	101,064	101,064
Bank of Montreal
5.270%	04/11/2007	††	67,376	67,376
Bank of Nova Scotia
5.280%	04/09/2007	††	67,376	67,376
Bank of Nova Scotia
5.280%	04/02/2007	††	101,064	101,064
Barclays
5.315%	04/23/2007	††	134,751	134,751
Barclays
5.310%	04/09/2007	††	67,376	67,376
Barclays
5.310%	04/02/2007	††	168,439	168,439
Barclays
5.300%	05/16/2007	††	101,064	101,064
Barclays
5.285%	05/07/2007	††	67,376	67,376
Barton Capital LLC
5.288%	04/12/2007	††	67,376	67,376
Barton Capital LLC
5.276%	04/11/2007	††	67,376	67,376
Barton Capital LLC
5.268%	04/05/2007	††	$67,376	$67,376
BNP Paribas
5.420%	04/02/2007	††	67,376	67,376
CAFCO Funding LLC
5.282%	04/17/2007	††	33,688	33,688
Calyon
5.305%	05/24/2007	††	101,064	101,064
Calyon
5.300%	05/17/2007	††	33,688	33,688
Canadian Imperial Bank of Commerce
5.280%	04/30/2007	††	202,127	202,127
Charta LLC
5.296%	05/09/2007	††	67,376	67,376
CIESCO
5.279%	04/16/2007	††	101,064	101,064
Citigroup
5.310%	05/04/2007	††	67,376	67,376
Clipper Receivables Corporation
5.282%	04/04/2007	††	33,688	33,688
Compass Securitization Corporation
5.295%	04/17/2007	††	67,376	67,376
Compass Securitization Corporation
5.293%	04/25/2007	††	67,376	67,376
CRC Funding LLC
5.287%	04/25/2007	††	67,376	67,376
CRC Funding LLC
5.280%	04/17/2007	††	101,064	101,064
Credit Suisse First Boston Corporation
5.310%	05/01/2007	††	168,439	168,439
Credit Suisse First Boston Corporation
5.300%	05/17/2007	††	33,688	33,688
Credit Suisse First Boston Corporation
5.280%	04/03/2007	††	33,688	33,688
Den Danske Bank
5.285%	04/30/2007	††	67,376	67,376
Den Danske Bank
5.271%	04/10/2007	††	67,376	67,376
Deutsche Bank
5.300%	05/15/2007	††	67,376	67,376
Deutsche Bank
5.280%	04/10/2007	††	67,376	67,376
Falcon Asset Securitization Corporation
5.293%	04/25/2007	††	67,376	67,376
Falcon Asset Securitization Corporation
5.283%	04/12/2007	††	67,376	67,376
Falcon Asset Securitization Corporation
5.282%	04/19/2007	††	67,376	67,376
Falcon Asset Securitization Corporation
5.280%	04/04/2007	††	67,376	67,376
First Tennessee National Corporation
5.310%	05/02/2007	††	67,376	67,376
Fortis Bank
5.300%	06/25/2007	††	67,376	67,376
Fortis Bank
5.270%	04/16/2007	††	67,376	67,376
Fortis Bank
5.270%	04/13/2007	††	134,751	134,751
Fortis Bank
5.270%	04/12/2007	††	67,376	67,376
Greyhawk Funding
5.282%	04/17/2007	††	33,688	33,688
HBOS Halifax Bank of Scotland
5.300%	06/13/2007	††	101,064	101,064
HBOS Halifax Bank of Scotland
5.300%	05/08/2007	††	33,688	33,688
Jupiter Securitization Corporation
5.292%	04/19/2007	††	67,376	67,376

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Jupiter Securitization Corporation
5.275%	04/09/2007	††	$67,376	$67,376
Kitty Hawk Funding Corporation
5.293%	04/25/2007	††	67,376	67,376
Lexington Parker Capital Company
5.294%	04/17/2007	††	67,376	67,376
Lexington Parker Capital Company
5.289%	04/18/2007	††	33,688	33,688
Liberty Street Funding Corporation
5.289%	04/26/2007	††	67,376	67,376
Lloyds TSB Bank
5.270%	04/05/2007	††	67,376	67,376
Merrill Lynch & Company
5.428%	04/02/2007	††	1,251,376	1,251,376
Morgan Stanley & Company
5.428%	04/02/2007	††	741,133	741,133
Old Line Funding LLC
5.285%	04/23/2007	††	67,376	67,376
Paradigm Funding LLC
5.302%	04/25/2007	††	33,688	33,688
Paradigm Funding LLC
5.292%	04/16/2007	††	33,688	33,688
Paradigm Funding LLC
5.291%	04/24/2007	††	67,376	67,376
Park Avenue Receivables Corporation
5.301%	04/24/2007	††	33,688	33,688
Park Avenue Receivables Corporation
5.294%	04/20/2007	††	67,376	67,376
Park Avenue Receivables Corporation
5.289%	04/13/2007	††	33,688	33,688
Rabobank Nederland
5.400%	04/02/2007	††	202,127	202,127
Rabobank Nederland
5.270%	04/10/2007	††	67,376	67,376
Ranger Funding Corporation
5.291%	05/01/2007	††	67,376	67,376
Ranger Funding Corporation
5.285%	04/12/2007	††	67,376	67,376
Regions Bank
5.300%	04/23/2007	††	67,376	67,376
Royal Bank of Scotland
5.310%	05/25/2007	††	101,064	101,064
Royal Bank of Scotland
5.300%	05/09/2007	††	33,688	33,688
Royal Bank of Scotland
5.300%	05/08/2007	††	33,688	33,688
Royal Bank of Scotland
5.285%	05/07/2007	††	67,376	67,376
Sheffiled Receivables Corporation
5.292%	04/18/2007	††	67,376	67,376
Sheffiled Receivables Corporation
5.285%	04/03/2007	††	67,376	67,376
Sheffiled Receivables Corporation
5.278%	04/02/2007	††	67,376	67,376
Skandinaviska Enskilda Banken AB
5.285%	04/27/2007	††	67,376	67,376
Skandinaviska Enskilda Banken AB
5.280%	04/11/2007	††	33,688	33,688
Societe Generale
5.380%	04/02/2007	††	134,751	134,751
Societe Generale
5.310%	05/24/2007	††	67,376	67,376
Societe Generale
5.270%	04/05/2007	††	101,064	101,064
Svenska Handlesbanken
5.375%	04/02/2007	††	$71,172	$71,172
Swedbank AB
5.300%	05/11/2007	††	134,751	134,751
Three Pillars Funding LLC
5.296%	04/24/2007	††	32,874	32,874
UBS AG
5.285%	04/06/2007	††	202,127	202,127
Variable Funding Capital Company
5.278%	04/20/2007	††	33,688	33,688
Variable Funding Capital Company
5.278%	04/19/2007	††	67,376	67,376
Yorktown Capital LLC
5.297%	04/19/2007	††	67,376	67,376
Yorktown Capital LLC
5.296%	04/02/2007	††	67,376	67,376
Yorktown Capital LLC
5.286%	04/04/2007	††	67,376	67,376
Yorktown Capital LLC
5.285%	04/12/2007	††	67,358	67,358
				8,733,063
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	168,439	168,439
Bank of America
5.270%	05/08/2007	††	134,751	134,751
				303,190
TOTAL CASH EQUIVALENTS
(Cost $9,367,192)				9,367,192

REPURCHASE AGREEMENTS—5.6%
United States—5.6%
Investors Bank & Trust Repurchase Agreement dated 03/30/2007 due 04/02/2007, with a maturity value of $10,755,597 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 8.375% to 8.875%, maturity dates ranging from 05/25/2016 to 06/25/2024 and an aggregate market value of $11,289,002.			10,751,431	10,751,431
TOTAL INVESTMENTS—103.7%
(Cost $146,309,100)				201,556,117
Other assets less liabilities—(3.7%)				(7,158,532)
NET ASSETS—100.0%				$194,397,585

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry (unaudited):
Banking	16.9%
Financial Services	8.6%
Oil & Gas	6.9%
Pharmaceuticals	5.6%
Telephone Systems	5.4%
Beverages, Food & Tobacco	5.0%
Insurance	5.0%
Metals	4.7%
Bank & Certificate Deposits/Offshore Time Deposits	4.5%
Electric Utilities	4.2%
Commercial Services	4.0%
Automotive	4.0%
Electronics	3.3%
Real Estate	2.9%
Chemicals	2.3%
Retailers	1.9%
Transportation	1.9%
Media—Broadcasting & Publishing	1.5%
Building Materials	1.4%
Food Retailers	1.3%
Heavy Machinery	1.3%
Computer Software & Processing	1.0%
Communications	1.0%
Medical Supplies	0.9%
Computers & Information	0.9%
Cosmetics & Personal Care	0.8%
Entertainment & Leisure	0.6%
Heavy Construction	0.6%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Forest Products & Paper	0.4%
Water Companies	0.4%
Apparel Retailers	0.4%
Airlines	0.3%
Advertising	0.3%
Lodging	0.3%
Restaurants	0.3%
Distribution/Wholesale	0.3%
U.S. Treasury Bills	0.3%
Electrical Equipment	0.2%
Institutional Money Market Funds	0.2%
Floating Rate Instruments/Master Notes	0.2%
Containers & Packaging	0.1%
Public Administration	0.1%
Social Services	0.0%
Food	0.0%
Education	0.0%
Household Products	0.0%
Industrial—Diversified	0.0%
Health Care Providers	0.0%
Consumer Products	0.0%
TOTAL INVESTMENTS	103.7%
Other assets less liabilities	(3.7)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	9,070,747	$88,621,196
Vantagepoint Equity Income Fund	2,959,898	29,924,565
Vantagepoint Growth & Income Fund	2,574,201	29,783,502
Vantagepoint International Fund	1,163,473	15,125,150
Vantagepoint Short-Term Bond Fund	10,584,386	103,515,297
Vantagepoint US Government Securities Fund	2,939,524	29,571,606
		296,541,316
TOTAL INVESTMENTS—100.0%
(Cost $288,851,577)		296,541,316
Other assets less liabilities—(0.0%)		(34,656)
NET ASSETS—100.0%		$296,506,660

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,099,438	$27,964,512
Vantagepoint Core Bond Index Fund Class I	17,201,120	168,054,941
Vantagepoint Equity Income Fund	5,266,451	53,243,824
Vantagepoint Growth & Income Fund	4,582,204	53,016,106
Vantagepoint Growth Fund	4,385,130	41,790,293
Vantagepoint International Fund	3,716,168	48,310,179
Vantagepoint Short-Term Bond Fund	17,182,518	168,045,030
		560,424,885
TOTAL INVESTMENTS—100.0%
(Cost $509,282,618)		560,424,885
Other assets less liabilities—(0.0%)		(57,330)
NET ASSETS—100.0%		$560,367,555

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	10,157,140	$135,293,104
Vantagepoint Core Bond Index Fund Class I	27,666,496	270,301,669
Vantagepoint Equity Income Fund	13,570,739	137,200,175
Vantagepoint Growth & Income Fund	16,048,570	185,681,951
Vantagepoint Growth Fund	19,273,206	183,673,649
Vantagepoint International Fund	13,979,647	181,735,414
Vantagepoint Short-Term Bond Fund	27,648,784	270,405,108
		1,364,291,070
TOTAL INVESTMENTS—100.0%
(Cost $1,162,927,061)		1,364,291,070
Other assets less liabilities—(0.0%)		(113,712)
NET ASSETS—100.0%		$1,364,177,358

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	16,895,076	$225,042,412
Vantagepoint Core Bond Index Fund Class I	30,852,642	301,430,309
Vantagepoint Equity Income Fund	19,260,467	194,723,320
Vantagepoint Growth & Income Fund	23,517,504	272,097,522
Vantagepoint Growth Fund	28,281,647	269,524,100
Vantagepoint International Fund	19,602,065	254,826,842
		1,517,644,505
TOTAL INVESTMENTS—100.0%
(Cost $1,264,481,629)		1,517,644,505
Other assets less liabilities—(0.0%)		(123,764)
NET ASSETS—100.0%		$1,517,520,741

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,149,624	$95,232,988
Vantagepoint Equity Income Fund	8,851,780	89,491,500
Vantagepoint Growth & Income Fund	7,355,675	85,105,162
Vantagepoint Growth Fund	13,635,103	129,942,534
Vantagepoint International Fund	8,161,492	106,099,396
		505,871,580
TOTAL INVESTMENTS—100.0%
(Cost $419,798,929)		505,871,580
Other assets less liabilities—(0.0%)		(44,273)
NET ASSETS—100.0%		$505,827,307

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,178,059	$11,509,633
Vantagepoint Equity Income Fund	324,418	3,279,863
Vantagepoint Growth & Income Fund	424,911	4,916,223
Vantagepoint International Fund	127,162	1,653,102
Vantagepoint Short-Term Bond Fund	1,176,159	11,502,839
		32,861,660
TOTAL INVESTMENTS—100.0%
(Cost $32,494,454)		32,861,660
Other assets less liabilities—(0.0%)		(16,211)
NET ASSETS—100.0%		$32,845,449

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,785,050	$17,439,939
Vantagepoint Equity Income Fund	545,450	5,514,496
Vantagepoint Growth & Income Fund	1,114,508	12,894,856
Vantagepoint Growth Fund	202,506	1,929,881
Vantagepoint International Fund	302,119	3,927,544
Vantagepoint Short-Term Bond Fund	1,386,199	13,557,028
		55,263,744
TOTAL INVESTMENTS—100.0%
(Cost $53,825,393)		55,263,744
Other assets less liabilities—(0.0%)		(17,691)
NET ASSETS—100.0%		$55,246,053

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,645,370	$25,845,269
Vantagepoint Equity Income Fund	894,261	9,040,982
Vantagepoint Growth & Income Fund	2,501,740	28,945,136
Vantagepoint Growth Fund	580,816	5,535,177
Vantagepoint International Fund	816,655	10,616,520
Vantagepoint Mid/Small Company Index Fund Class I	277,656	4,764,582
Vantagepoint Short-Term Bond Fund	1,296,331	12,678,121
		97,425,787
TOTAL INVESTMENTS—100.0%
(Cost $93,216,523)		97,425,787
Other assets less liabilities—(0.0%)		(19,682)
NET ASSETS—100.0%		$97,406,105

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,895,240	$18,516,495
Vantagepoint Equity Income Fund	706,398	7,141,684
Vantagepoint Growth & Income Fund	2,268,869	26,250,817
Vantagepoint Growth Fund	528,672	5,038,242
Vantagepoint International Fund	822,662	10,694,609
Vantagepoint Mid/Small Company Index Fund Class I	388,533	6,667,219
Vantagepoint Short-Term Bond Fund	529,175	5,175,332
		79,484,398
TOTAL INVESTMENTS—100.0%
(Cost $75,622,287)		79,484,398
Other assets less liabilities—(0.0%)		(18,334)
NET ASSETS—100.0%		$79,466,064

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,200,278	$11,726,713
Vantagepoint Equity Income Fund	501,757	5,072,759
Vantagepoint Growth & Income Fund	1,759,387	20,356,108
Vantagepoint Growth Fund	405,127	3,860,860
Vantagepoint International Fund	672,422	8,741,489
Vantagepoint Mid/Small Company Index Fund Class I	341,818	5,865,591
Vantagepoint Short-Term Bond Fund	86,663	847,564
		56,471,084
TOTAL INVESTMENTS—100.0%
(Cost $53,326,146)		56,471,084
Other assets less liabilities—(0.0%)		(18,068)
NET ASSETS—100.0%		$56,453,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	726,225	$7,095,215
Vantagepoint Equity Income Fund	351,882	3,557,527
Vantagepoint Growth & Income Fund	1,409,303	16,305,640
Vantagepoint Growth Fund	330,439	3,149,087
Vantagepoint International Fund	577,606	7,508,880
Vantagepoint Mid/Small Company Index Fund Class I	309,887	5,317,655
		42,934,004
TOTAL INVESTMENTS—100.0%
(Cost $41,001,164)		42,934,004
Other assets less liabilities—(0.0%)		(16,759)
NET ASSETS—100.0%		$42,917,245

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	242,105	$2,365,363
Vantagepoint Equity Income Fund	147,938	1,495,654
Vantagepoint Growth & Income Fund	700,540	8,105,243
Vantagepoint Growth Fund	168,772	1,608,396
Vantagepoint International Fund	306,406	3,983,284
Vantagepoint Mid/Small Company Index Fund Class I	171,965	2,950,924
		20,508,864
TOTAL INVESTMENTS—100.1%
(Cost $19,576,569)		20,508,864
Other assets less liabilities—(0.1%)		(12,141)
NET ASSETS—100.0%		$20,496,723

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	184,265	$1,800,269
Vantagepoint Equity Income Fund	124,159	1,255,248
Vantagepoint Growth & Income Fund	620,137	7,174,988
Vantagepoint Growth Fund	150,538	1,434,623
Vantagepoint International Fund	276,368	3,592,786
Vantagepoint Mid/Small Company Index Fund Class I	156,778	2,690,310
		17,948,224
TOTAL INVESTMENTS—100.0%
(Cost $17,435,437)		17,948,224
Other assets less liabilities—(0.0%)		(4,931)
NET ASSETS—100.0%		$17,943,293

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board (“Valuation Procedures”). The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small capitalization securities. The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio Funds and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Futures Contracts

Certain funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of March 31, 2007, the following funds had the following open futures contracts outstanding:

Short-Term Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
108	CBT	U.S. 2 Year Treasury Note	June 2007	$22,128,187	$53,999
			Total Unrealized Appreciation		$53,999

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
538	CME	E-Mini S&P 500 Index	June 2007	$38,499,280	$690,124
29	CME	S&P 500 Index	June 2007	10,376,200	192,063
			Total Unrealized Appreciation		$882,187

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
60	CME	E- MINI S&P 500 Index	June 2007	$4,293,600	$52,113
			Total Unrealized Appreciation		$52,113

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
13	CME	E-Mini Russell Index	June 2007	$1,050,400	$23,920
82	CME	E-Mini S&P 500 Index	June 2007	5,867,920	91,695
			Total Unrealized Appreciation		$115,615

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
28	CME	E-MINI Russell Index	June 2007	$2,262,400	$28,870
26	CME	E-MINI S&P Mid 400 Index	June 2007	2,225,080	28,190
			Total Unrealized Appreciation		$57,060

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
91	EUX	DJ STOXX 50 Eurodollar	June 2007	$5,003,612	$124,640
34	LIF	FTSE 100 Index	June 2007	4,236,446	53,151
27	TSE	Topix Index	June 2007	3,945,227	65,861
			Total Unrealized Appreciation		$243,652

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Certain funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of March 31, 2007, the funds had the following open forward foreign currency exchange contracts outstanding:

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	04/20/2007	$1,378,127	$1,414,006	$35,879
British Pound Sterling	04/02/2007	331,918	331,792	(126)
	04/03/2007	32,147	32,266	119
Canadian Dollar	04/03/2007	1,233,022	1,232,522	(500)
Danish Krone	04/02/2007	156,021	156,668	647
	04/03/2007	74,207	74,406	199
	04/04/2007	84,666	84,801	135
Euro Dollar	04/02/2007	1,248,776	1,252,010	3,234
	04/03/2007	740,537	741,129	592
	04/12/2007	1,171,480	1,194,672	23,192
	05/18/2007	1,676,971	1,719,024	42,053
Hong Kong Dollar	04/02/2007	379,911	379,809	(102)
	04/03/2007	321,890	321,845	(45)
Japanese Yen	04/02/2007	30,997	30,795	(202)
	04/03/2007	25,712	25,675	(37)
	04/12/2007	1,162,735	1,169,735	7,000
Singapore Dollar	04/02/2007	118,913	118,768	(145)
	04/03/2007	52,172	52,129	(43)
		Net Gain on Purchase Contracts		$111,850

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2007	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	04/02/2007	$33,481	$33,697	$(216)
British Pound Sterling	04/04/2007	48,119	48,183	(64)
	05/18/2007	1,676,971	1,680,104	(3,133)
Canadian Dollar	04/02/2007	109,651	110,564	(913)
Euro Dollar	04/02/2007	2,758,286	2,773,745	(15,459)
	04/03/2007	854,619	857,013	(2,394)
	04/04/2007	626,986	628,232	(1,246)
	04/12/2007	1,162,735	1,194,672	(31,937)
	04/20/2007	1,378,127	1,411,377	(33,250)
Indonesian Rupiah	04/02/2007	11,434	11,440	(6)
Japanese Yen	04/02/2007	78,592	79,024	(432)
	04/03/2007	3,067	3,089	(22)
	04/12/2007	1,171,480	1,161,447	10,033
Mexican Peso	04/02/2007	115,513	115,974	(461)
	04/03/2007	32,826	32,802	24
Singapore Dollar	04/02/2007	42,495	42,443	52
South African Rand	04/03/2007	174,600	176,039	(1,439)
Swedish Krona	04/02/2007	37,690	37,932	(242)
	04/03/2007	63,960	64,436	(476)
		Net Loss on Sale Contracts		$(81,581)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$30,269

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	06/14/2007	$4,051,458	$4,114,128	$62,670
Euro Dollar	06/14/2007	5,077,576	5,149,630	72,054
Japanese Yen	06/14/2007	3,789,066	3,796,771	7,705
		Net Gain on Purchase Contracts		$142,429
Sale Contracts
Euro Dollar	06/14/2007	$273,410	$273,857	$(447)
		Net Loss on Sale Contracts		$($447)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$141,982

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

Certain funds may use options to obtain exposure to fixed income sectors without incurring leverage. Certain funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

At March 31, 2007, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$241,798,341	$—	$—	$—
Short-Term Bond	620,229,978	941,562	2,830,538	(1,888,976)
US Government Securities	175,184,810	129,207	1,079,564	(950,357)
Asset Allocation	643,255,690	152,367,960	37,295,150	115,072,810
Equity Income	1,437,187,419	357,783,776	45,252,628	312,531,148
Growth & Income	1,094,390,314	219,095,919	13,301,210	205,794,709
Growth	2,687,539,718	279,774,342	55,890,676	223,883,666
Aggressive Opportunities	1,498,932,818	307,795,221	47,165,680	260,629,541
International	962,084,113	213,120,113	11,291,657	201,828,456
Core Bond Index	1,386,091,639	668,091	13,536,967	(12,868,876)
500 Stock Index	235,297,610	202,754,521	18,022,613	184,731,908
Broad Market Index	463,356,115	274,337,202	35,551,736	238,785,466
Mid/Small Company Index	189,347,826	75,395,639	13,810,347	61,585,292
Overseas Equity Index	147,599,683	55,725,383	1,768,949	53,956,434
Model Portfolio Savings Oriented	290,851,894	11,094,636	5,405,214	5,689,422
Model Portfolio Conservative Growth	532,024,377	36,762,351	8,361,843	28,400,508
Model Portfolio Traditional Growth	1,248,733,003	128,007,144	12,449,077	115,558,067
Model Portfolio Long-Term Growth	1,314,464,068	213,059,746	9,879,309	203,180,437
Model Portfolio All-Equity Growth	424,834,264	81,037,316	—	81,037,316
Milestone Retirement Income	32,582,526	339,105	59,971	279,134
Milestone 2010	53,913,547	1,472,486	122,289	1,350,197
Milestone 2015	93,302,934	4,289,522	166,669	4,122,853
Milestone 2020	75,657,481	3,927,389	100,472	3,826,917
Milestone 2025	53,341,079	3,189,465	59,460	3,130,005
Milestone 2030	41,017,774	1,940,990	24,760	1,916,230
Milestone 2035	19,587,762	921,102	—	921,102
Milestone 2040	17,441,933	506,291	—	506,291

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of March 31, 2007, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as March 31, 2007, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
Short-Term Bond	$1,691,558	$1,732,720	102%
US Government Securities	30,417,937	31,109,889	102%
Asset Allocation	28,279,191	29,270,140	104%
Equity Income	179,349,504	185,680,143	104%
Growth & Income	97,228,526	100,502,998	103%
Growth	202,602,740	209,832,685	104%
Aggressive Opportunities	365,897,793	381,472,905	104%
International	75,696,995	80,091,915	106%
Core Bond Index	147,997,153	151,530,884	102%
500 Stock Index	19,139,179	19,798,083	103%
Broad Market Index	53,104,134	55,208,210	104%
Mid/Small Company Index	48,112,533	50,057,712	104%
Overseas Equity Index	8,847,412	9,367,192	106%

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC.

VANTAGEPOINT
FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 23, 2007

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer
Date	May 23, 2007